UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07852

USAA Mutual Funds Trust
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas			78256
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-235-8396

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1. Reports to Stockholders.

JANUARY 31, 2020

Semi Annual Report

USAA Aggressive Growth Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	20
Expense Examples	20
Proxy Voting and Portfolio Holdings Information	20
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Aggressive Growth Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Aggressive Growth Fund seeks capital appreciation.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Amazon.com, Inc.	5.9%
Visa, Inc. Class A	5.7%
Microsoft Corp.	4.9%
Alphabet, Inc. Class C	4.6%
Facebook, Inc. Class A	4.2%
ServiceNow, Inc.	3.7%
Apple, Inc.	3.1%
NVIDIA Corp.	2.9%
PayPal Holdings, Inc.	2.7%
Salesforce.com, Inc.	2.5%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Aggressive Growth Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:
1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentage are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (11.7%):
Activision Blizzard, Inc.	463,406	$27,100
Alphabet, Inc. Class C (a)	52,959	75,956
Facebook, Inc. Class A (a)	347,106	70,084
The Walt Disney Co.	83,918	11,607
Twitter, Inc. (a)	316,565	10,282
		195,029
Consumer Discretionary (17.0%):
Alibaba Group Holding Ltd., ADR (a)	154,742	31,968
Amazon.com, Inc. (a)	49,024	98,475
Burlington Stores, Inc. (a)	135,008	29,360
Hilton Worldwide Holdings, Inc.	138,845	14,968
Lululemon Athletica, Inc. (a)	137,617	32,944
Nike, Inc. Class B	127,593	12,287
Target Corp.	73,989	8,194
The Home Depot, Inc.	56,124	12,802
The TJX Cos., Inc.	230,053	13,582
Ulta Beauty, Inc. (a)	71,505	19,157
Vail Resorts, Inc.	41,577	9,750
		283,487
Consumer Staples (1.6%):
Church & Dwight Co., Inc.	157,560	11,694
Tyson Foods, Inc. Class A	188,922	15,611
		27,305
Electronic Equipment, Instruments & Components (1.6%):
Amphenol Corp. Class A	99,074	9,855
Keysight Technologies, Inc. (a)	184,470	17,154
		27,009
Energy (0.2%):
EOG Resources, Inc.	46,049	3,357
Financials (1.5%):
MSCI, Inc.	85,979	24,573
Health Care (15.8%):
Bluebird Bio, Inc. (a)	104,807	8,352
Bristol-Myers Squibb Co.	309,661	19,493
Edwards Lifesciences Corp. (a)	107,671	23,673
Exact Sciences Corp. (a)	98,178	9,158
Illumina, Inc. (a)	60,118	17,438
Intuitive Surgical, Inc. (a)	21,915	12,268
IQVIA Holdings, Inc. (a)	96,920	15,047
Merck & Co., Inc.	188,594	16,113
Sage Therapeutics, Inc. (a)	80,634	5,344
The Cooper Cos., Inc.	31,184	10,817
UnitedHealth Group, Inc.	135,771	36,991
Veeva Systems, Inc. Class A (a)	180,537	26,469

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	124,444	$28,256
Zoetis, Inc.	254,025	34,093
		263,512
Industrials (9.1%):
CoStar Group, Inc. (a)	55,194	36,041
IHS Markit Ltd. (a)	119,871	9,453
Ingersoll-Rand PLC	210,628	28,062
L3Harris Technologies, Inc.	86,748	19,200
Roper Technologies, Inc.	36,500	13,931
Union Pacific Corp.	104,722	18,789
Woodward, Inc.	136,362	15,860
Xylem, Inc.	105,162	8,588
		149,924
IT Services (13.8%):
Black Knight, Inc. (a)	206,293	13,805
EPAM Systems, Inc. (a)	129,229	29,482
Euronet Worldwide, Inc. (a)	168,810	26,611
PayPal Holdings, Inc. (a)	395,401	45,032
Twilio, Inc. Class A (a)	164,377	20,439
Visa, Inc. Class A	476,070	94,723
		230,092
Semiconductors & Semiconductor Equipment (5.8%):
Broadcom, Inc.	20,221	6,171
KLA Corp.	45,995	7,623
Lam Research Corp.	40,054	11,945
Marvell Technology Group Ltd.	437,789	10,524
Microchip Technology, Inc. (b)	84,933	8,279
NVIDIA Corp.	203,977	48,226
STMicroelectronics NV, NYS (b)	187,524	5,223
		97,991
Software (16.8%):
Fair Isaac Corp. (a)	52,197	21,003
Microsoft Corp.	482,604	82,153
Proofpoint, Inc. (a)	147,477	18,112
RingCentral, Inc. Class A (a)	44,377	9,123
Salesforce.com, Inc. (a)	224,598	40,947
ServiceNow, Inc. (a)	184,864	62,525
The Trade Desk, Inc. Class A (a)	31,035	8,354
Workday, Inc. Class A (a)	212,760	39,282
		281,499
Technology Hardware, Storage & Peripherals (3.1%):
Apple, Inc.	168,229	52,069
Total Common Stocks (Cost $1,215,792)		1,635,847

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (c)	3,134,821	$3,135
Total Collateral for Securities Loaned (Cost $3,135)		3,135
Total Investments (Cost $1,218,927) — 98.2%		1,638,982
Other assets in excess of liabilities — 1.8%		29,301
NET ASSETS — 100.00%		$1,668,283

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2020.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Aggressive Growth Fund
Assets:
Investments, at value (Cost $1,218,927)	$1,638,982	(a)
Cash and cash equivalents	41,659
Receivables:
Interest and dividends	233
Capital shares issued	626
Investments sold	16,058
From Adviser	6
Prepaid expenses	3
Total assets	1,697,567
Liabilities:
Payables:
Collateral received on loaned securities	3,135
Investments purchased	23,938
Capital shares redeemed	1,096
Accrued expenses and other payables:
Investment advisory fees	624
Administration fees	213
Transfer agent fees	118
Custodian fees	43
Compliance fees	—	(b)
Other accrued expenses	117
Total liabilities	29,284
Net Assets:
Capital	1,273,938
Total distributable earnings/(loss)	394,345
Net assets	$1,668,283
Net Assets:
Fund Shares	$1,655,593
Institutional Shares	12,690
Total	$1,668,283
Shares (unlimited number of shares authorized with no par value):
Fund Shares	42,592
Institutional Shares	321
Total	42,913
Net asset value, offering and redemption price per share: (c)
Fund Shares	$38.87
Institutional Shares	39.55

(a)  Includes $2,894 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Aggressive Growth Fund
Investment Income:
Dividends	$4,294
Interest	283
Securities lending (net of fees)	71
Total Income	4,648
Expenses:
Investment advisory fees	3,556
Administration fees — Fund Shares	1,195
Administration fees — Institutional Shares	6
Sub-Administration fees	27
Custodian fees	39
Transfer agent fees — Fund Shares	895
Transfer agent fees — Institutional Shares	6
Trustees' fees	22
Compliance fees	5
Legal and audit fees	52
State registration and filing fees	37
Other expenses	93
Total Expenses	5,933
Expenses waived/reimbursed by Adviser	(11)
Net Expenses	5,922
Net Investment Income (Loss)	(1,274)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(22,363)
Net change in unrealized appreciation/depreciation on investment securities	127,630
Net realized/unrealized gains (losses) on investments	105,267
Change in net assets resulting from operations	$103,993

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Aggressive Growth Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$(1,274)	$4,716
Net realized gains (losses) from investments	(22,363)	294,543
Net change in unrealized appreciation/depreciation on investments	127,630	(213,886)
Change in net assets resulting from operations	103,993	85,373
Distributions to Shareholders:
Fund Shares	(273,924)	(223,656)
Institutional Shares	(2,048)	(1,695)
Change in net assets resulting from distributions to shareholders	(275,972)	(225,351)
Change in net assets resulting from capital transactions	204,102	171,815
Change in net assets	32,123	31,837
Net Assets:
Beginning of period	1,636,160	1,604,323
End of period	$1,668,283	$1,636,160
Capital Transactions:
Fund Shares
Proceeds from shares issued	$48,988	$147,097
Distributions reinvested	270,045	220,904
Cost of shares redeemed	(117,023)	(197,789)
Total Fund Shares	$202,010	$170,212
Institutional Shares
Proceeds from shares issued	$1,914	$10,190
Distributions reinvested	2,005	1,661
Cost of shares redeemed	(1,827)	(10,248)
Total Institutional Shares	$2,092	$1,603
Change in net assets resulting from capital transactions	$204,102	$171,815
Share Transactions:
Fund Shares
Issued	1,193	3,315
Reinvested	7,237	5,648
Redeemed	(2,830)	(4,535)
Total Fund Shares	5,600	4,428
Institutional Shares
Issued	44	224
Reinvested	53	42
Redeemed	(42)	(230)
Total Institutional Shares	55	36
Change in Shares	5,655	4,464

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Aggressive Growth Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$43.91	(0.03	)(d)	2.63	2.60	(0.04)	(7.60)
Year Ended July 31, 2019	$48.92	0.13		1.72	1.85	(0.08)	(6.78)
Year Ended July 31, 2018	$43.96	0.19		8.79	8.98	(0.19)	(3.83)
Year Ended July 31, 2017	$40.02	0.36		6.30	6.66	(0.33)	(2.39)
Year Ended July 31, 2016	$42.55	0.33		(0.20)	0.13	(0.33)	(2.33)
Year Ended July 31, 2015	$40.90	0.79		5.75	6.54	(0.79)	(4.10)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$44.54	(0.03	)(d)	2.69	2.66	(0.05)	(7.60)
Year Ended July 31, 2019	$49.55	0.14	(d)	1.75	1.89	(0.12)	(6.78)
Year Ended July 31, 2018	$44.36	0.14	(d)	8.93	9.07	(0.05)	(3.83)
Year Ended July 31, 2017	$40.39	0.21	(d)	6.52	6.73	(0.37)	(2.39)
Year Ended July 31, 2016	$42.92	0.44		(0.24)	0.20	(0.40)	(2.33)
Year Ended July 31, 2015	$41.22	0.21	(d)	6.47	6.68	(0.88)	(4.10)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Prior to December 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Aggressive Growth Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(7.64)	$38.87	6.70%	0.74%		(0.16)%	0.74%	$1,655,593	33%
Year Ended July 31, 2019	(6.86)	$43.91	5.53%	0.72%		0.30%	0.72%	$1,624,319	78%
Year Ended July 31, 2018	(4.02)	$48.92	21.57%	0.75	%(e)	0.32%	0.75%	$1,592,944	57%
Year Ended July 31, 2017	(2.72)	$43.96	17.92%	0.81	%(e)	0.57%	0.81%	$1,340,385	51%
Year Ended July 31, 2016	(2.66)	$40.02	0.36%	0.85	%(e)	0.30%	0.85%	$1,208,124	70%
Year Ended July 31, 2015	(4.89)	$42.55	16.96%	0.88	%(e)	0.30%	0.88%	$1,247,753	55%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(7.65)	$39.55	6.71%	0.70%		(0.12)%	0.89%	$12,690	33%
Year Ended July 31, 2019	(6.90)	$44.54	5.56%	0.70%		0.32%	0.83%	$11,841	78%
Year Ended July 31, 2018	(3.88)	$49.55	21.54%	0.75	%(e)(f)	0.30%	0.94%	$11,379	57%
Year Ended July 31, 2017	(2.76)	$44.36	17.94%	0.73	%(e)	0.54%	0.73%	$5,587	51%
Year Ended July 31, 2016	(2.73)	$40.39	0.51%	0.70	%(e)	0.45%	0.70%	$136,361	70%
Year Ended July 31, 2015	(4.98)	$42.92	17.21%	0.68	%(e)	0.50%	0.68%	$163,115	55%

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Aggressive Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or the over-the-counter markets, are valued

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,635,847	$—	$—	$1,635,847
Collateral for Securities Loaned	3,135	—	—	3,135
Total	$1,638,982	$—	$—	$1,638,982

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$2,894	$—	$3,135

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$522,153	$583,889

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.1%
USAA Cornerstone Equity Fund	0.6%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average daily net assets at annualized rates of 0.50% of the first $750 million of average daily net assets, 0.40% of that portion of average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average daily net assets over $1.5 billion. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of each class within the Lipper Large-Cap Growth Funds category.

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)	Annual Adjustment Rate (in basis points)(1)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(1)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.75% and 0.70% for Fund Shares and Institutional Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$11

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent)

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six-months ended January 31, 2020.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

19

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,067.00	$1,021.42	$3.84	$3.76	0.74%
Institutional Shares	1,000.00	1,067.10	1,021.62	3.64	3.56	0.70%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23418-0320

JANUARY 31, 2020

Semi Annual Report

USAA Capital Growth Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	31
Expense Examples	31
Proxy Voting and Portfolio Holdings Information	31
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Capital Growth Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Capital Growth Fund seeks capital appreciation.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Apple, Inc.	4.2%
Microsoft Corp.	1.3%
Walmart, Inc.	1.2%
Johnson & Johnson	1.2%
The Procter & Gamble Co.	1.1%
Mastercard, Inc. Class A	1.1%
AT&T, Inc.	1.0%
Nestle SA Registered Shares	1.0%
Exxon Mobil Corp.	0.9%
Merck & Co., Inc.	0.9%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Capital Growth Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:
1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (5.6%):
AfreecaTV Co. Ltd.	7,670	$343
AT&T, Inc.	220,357	8,290
Charter Communications, Inc. Class A (a)	6,098	3,155
CITIC Telecom International Holdings Ltd.	732,000	253
Comcast Corp. Class A	82,148	3,549
DISH Network Corp. Class A (a)	67,329	2,475
Fox Corp. Class A	66,541	2,467
HKT Trust & HKT Ltd.	266,000	397
Innocean Worldwide, Inc.	6,598	391
KDDI Corp.	22,900	692
Koninklijke KPN NV	529,618	1,484
Liberty Broadband Corp. Class C (a)	20,162	2,680
Major Cineplex Group PCL	315,200	213
Masmovil Ibercom SA (a)	15,941	333
Match Group, Inc. (a) (b)	29,434	2,302
Nippon Telegraph & Telephone Corp.	95,400	2,433
NOS SGPS SA	50,889	264
Omnicom Group, Inc.	31,684	2,386
Plan B Media PCL	1,390,400	264
Sirius XM Holdings, Inc.	352,744	2,494
Tele2 AB	22,448	339
Telefonica SA	471,273	3,188
Tencent Holdings Ltd.	36,100	1,721
Turk Telekomunikasyon AS (a)	254,021	330
Verizon Communications, Inc.	65,547	3,896
Vivendi SA	23,221	635
Vodafone Group PLC	222,592	437
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	88,386	409
		47,820
Consumer Discretionary (10.6%):
Aditya Birla Fashion and Retail Ltd. (a)	146,311	478
Alsea SAB de CV (a)	117,827	285
Aristocrat Leisure Ltd.	17,225	411
AutoZone, Inc. (a)	2,193	2,320
Bandai Namco Holdings, Inc.	7,100	413
Barratt Developments PLC	57,646	610
Booking Holdings, Inc. (a)	1,469	2,689
Carnival Corp.	48,755	2,122
China Kepei Education Group, Ltd.	654,000	347
Cie Generale des Etablissements Michelin SCA	12,550	1,456
Dollarama, Inc.	38,384	1,308
DR Horton, Inc.	48,443	2,867
eBay, Inc.	70,677	2,372
Even Construtora e Incorporadora SA (a)	118,100	461
Faurecia SE	43,295	2,062
Fiat Chrysler Automobiles NV	25,742	335

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ford Motor Co.	277,939	$2,451
Galaxy Entertainment Group Ltd.	51,000	334
Garmin Ltd.	25,635	2,485
General Motors Co. Class C	73,008	2,438
Giant Manufacturing Co. Ltd.	44,000	259
Grupo SBF SA (a)	47,300	436
GVC Holdings PLC	29,363	339
Hangzhou Robam Appliances Co. Ltd. Class A	64,600	298
Hikari Tsushin, Inc.	7,800	1,918
Hyosung TNC Co. Ltd.	2,795	385
Jarir Marketing Co.	7,240	310
JD Sports Fashion PLC	70,406	761
Kering SA	1,112	679
Kordsa Teknik Tekstil AS	165,412	390
La Kaffa International Co. Ltd.	59,000	345
Las Vegas Sands Corp.	37,374	2,441
Leejam Sports Co. JSC	16,649	351
Lowe's Cos., Inc.	25,632	2,979
Lululemon Athletica, Inc. (a)	11,349	2,717
LVMH Moet Hennessy Louis Vuitton SE	12,697	5,530
Mitra Adiperkasa Tbk PT	5,962,000	418
Next PLC	24,148	2,194
Nike, Inc. Class B	65,197	6,278
NVR, Inc. (a)	663	2,531
O'Reilly Automotive, Inc. (a)	6,108	2,480
Power Wind Health Industry, Inc.	56,000	311
Poya International Co. Ltd.	34,000	487
Somboon Advance Technology PCL Class F	237,900	97
Sony Corp.	27,800	1,944
Starbucks Corp.	35,919	3,047
Target Corp.	22,355	2,476
The Home Depot, Inc.	18,621	4,248
The Indian Hotels Co. Ltd.	237,437	473
The TJX Cos., Inc.	48,318	2,853
Tofas Turk Otomobil Fabrikasi AS	70,646	312
Tong Yang Industry Co. Ltd.	196,000	275
Tongcheng-Elong Holdings Ltd. (a)	144,800	203
Topkey Corp.	60,000	255
Toyota Motor Corp.	84,500	5,876
United Arrows Ltd.	48,700	1,295
Wynn Macau Ltd.	834,800	1,733
Yum! Brands, Inc.	26,041	2,754
		90,922
Consumer Staples (8.4%):
Altria Group, Inc.	59,112	2,810
Anhui Kouzi Distillery Co. Ltd. Class A	34,441	249
Ausnutria Dairy Corp. Ltd.	196,000	238
Bakkafrost P/F	6,429	458
Barry Callebaut AG Registered Shares	169	373
BGF Retail Co. Ltd.	2,114	291

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC	15,035	$663
Brown-Forman Corp. Class B	37,965	2,568
Carlsberg A/S Class B	4,053	592
Coca-Cola HBC AG	10,241	376
Colgate-Palmolive Co.	40,879	3,016
Costco Wholesale Corp.	11,297	3,451
Diageo PLC	68,343	2,702
Imperial Brands PLC	46,390	1,189
Koninklijke Ahold Delhaize NV	21,982	539
L'Oreal SA	2,126	591
Matsumotokiyoshi Holdings Co. Ltd.	52,800	2,112
NeoPharm Co. Ltd.	2,830	96
Nestle SA Registered Shares	74,724	8,244
Nippon Suisan Kaisha Ltd.	78,200	427
Pernod Ricard SA	1,853	321
Royal Unibrew	26,120	2,484
Sysco Corp.	31,815	2,613
Tate & Lyle PLC	48,844	511
Tesco PLC	254,383	827
The Clorox Co.	16,759	2,636
The Kraft Heinz Co.	79,059	2,308
The Procter & Gamble Co.	73,035	9,102
The SPAR Group Ltd.	27,948	357
Toyo Suisan Kaisha Ltd.	8,000	335
Tyson Foods, Inc. Class A	27,757	2,294
Unilever PLC	37,012	2,207
Walgreens Boots Alliance, Inc.	91,666	4,661
Walmart, Inc.	89,492	10,247
		71,888
Energy (5.3%):
Aker BP ASA	31,892	899
Beach Energy Ltd.	519,684	907
BP PLC	468,949	2,823
Cairn Energy PLC (a)	119,765	267
Chevron Corp.	32,098	3,439
China Suntien Green Energy Corp. Ltd. Class H	1,190,000	307
ConocoPhillips	45,187	2,685
Exxon Mobil Corp.	125,583	7,802
Galp Energia SGPS SA	37,108	561
Grupa Lotos SA	14,060	279
Marathon Petroleum Corp.	43,420	2,366
Parex Resources, Inc. (a)	88,237	1,397
Petronet LNG Ltd.	120,059	448
Phillips 66	74,537	6,810
Repsol SA	31,271	430
Royal Dutch Shell PLC Class A	121,409	3,189
Santos Ltd.	117,555	674
Total SA	54,471	2,652
Valero Energy Corp.	86,060	7,256
		45,191

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (13.8%):
3i Group PLC	82,786	$1,204
AGNC Investment Corp.	10,696	199
AIA Group Ltd.	165,800	1,642
Allianz SE	14,426	3,443
Annaly Capital Management, Inc.	28,434	277
Aon PLC	13,381	2,948
Australia & New Zealand Banking Group Ltd.	21,307	363
AXA SA	57,037	1,517
Banca Generali SpA	44,395	1,411
Banco ABC Brasil SA	71,000	360
Banco Santander SA	146,924	579
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	1,283,800	414
Barclays PLC	169,771	375
BOC Hong Kong Holdings Ltd.	126,000	417
Capital One Financial Corp.	26,007	2,595
Cembra Money Bank AG	12,373	1,447
Chailease Holding Co. Ltd.	95,000	394
China Life Insurance Co. Ltd. (a)	437,000	355
China Merchants Bank Co. Ltd. Class H	262,500	1,265
Cholamandalam Investment and Finance Co. Ltd.	85,626	393
Cincinnati Financial Corp.	24,506	2,572
Citigroup, Inc.	44,475	3,309
Close Brothers Group PLC	72,987	1,362
DBS Group Holdings Ltd.	32,200	593
Discover Financial Services	29,877	2,245
DNB ASA	35,431	620
Erste Group Bank AG	11,468	421
Federal Bank Ltd.	203,005	259
Fidelity National Financial, Inc.	55,899	2,725
Gentera SAB de CV	494,686	558
Hannover Rueck SE	3,942	765
HSBC Holdings PLC	261,063	1,897
ING Groep NV	293,421	3,185
Intercontinental Exchange, Inc.	30,033	2,995
Intercorp Financial Services, Inc. (a)	7,515	317
Jafco Co. Ltd.	24,100	1,002
JPMorgan Chase & Co.	39,431	5,219
KBC Group NV	5,886	432
Kiatnakin Bank PCL Class F	166,600	363
Legal & General Group PLC	778,827	3,132
Liberty Holdings Ltd.	40,765	285
Lloyds Banking Group PLC	377,205	282
Macquarie Group Ltd.	36,509	3,487
Manappuram Finance Ltd.	155,908	409
Manulife Financial Corp.	183,584	3,577
Marsh & McLennan Cos., Inc.	25,264	2,826
Mediobanca Banca di Credito Finanziario SpA	32,326	322
MetLife, Inc.	51,670	2,569
Metropolitan Bank & Trust Co.	237,030	267

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	413,800	$2,125
Mizuho Financial Group, Inc.	231,300	343
MSCI, Inc.	9,950	2,844
NN Group NV	11,705	406
ORIX Corp.	57,700	975
Partners Group Holding AG	378	346
Prudential Financial, Inc.	27,964	2,546
Raiffeisen Bank International AG	10,880	248
Regions Financial Corp.	144,112	2,244
RHB Bank Berhad	306,100	425
S&P Global, Inc.	10,569	3,105
Shinsei Bank Ltd.	21,300	326
Singapore Exchange Ltd.	45,700	290
Skandinaviska Enskilda Banken AB Class A	44,191	437
SpareBank 1 SMN	146,016	1,611
State Street Corp.	31,910	2,413
Sumitomo Mitsui Financial Group, Inc.	14,100	496
Sumitomo Mitsui Trust Holdings, Inc.	8,500	313
Swiss Life Holding AG	2,684	1,350
Synchrony Financial	68,968	2,235
T. Rowe Price Group, Inc.	21,490	2,870
The Allstate Corp.	24,077	2,854
The Bank of New York Mellon Corp.	52,484	2,350
The Hartford Financial Services Group, Inc.	42,698	2,531
The Toronto-Dominion Bank	39,555	2,186
Tokio Marine Holdings, Inc.	45,500	2,470
Transaction Capital Ltd.	204,447	330
U.S. Bancorp	51,044	2,717
UBS Group AG Registered Shares	175,121	2,176
Wells Fargo & Co.	74,032	3,475
		118,630
Health Care (15.2%):
AbbVie, Inc.	73,700	5,971
Alkem Laboratories Ltd.	16,665	560
Almirall SA	14,584	216
Amgen, Inc.	27,940	6,036
Anthem, Inc.	9,384	2,489
Astellas Pharma, Inc.	40,600	718
AstraZeneca PLC	6,672	653
Biogen, Inc. (a)	18,478	4,968
Bristol-Myers Squibb Co.	106,374	6,696
Cardinal Health, Inc.	47,792	2,447
Cerner Corp.	35,491	2,549
Cleopatra Hospital (a) (c)	922,084	338
CSL Ltd.	18,073	3,716
CVS Health Corp.	40,273	2,731
DENTSPLY SIRONA, Inc.	44,388	2,486
DexCom, Inc. (a)	11,792	2,839
Dong-A ST Co. Ltd.	3,865	303
Eli Lilly & Co.	24,527	3,425

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	6,038	$464
Gilead Sciences, Inc.	44,115	2,788
GlaxoSmithKline PLC	34,684	814
HCA Healthcare, Inc.	17,607	2,444
Hikma Pharmaceuticals PLC	19,499	471
Hoya Corp.	37,900	3,628
ICON PLC (a)	5,905	996
Il Dong Pharmaceutical Co. Ltd. (a)	21,797	284
I-Sens, Inc.	15,786	302
Johnson & Johnson	68,425	10,187
Korian SA	7,267	331
Lonza Group AG Registered Shares	988	406
Luye Pharma Group Ltd. (d)	387,000	248
McKesson Corp.	36,916	5,266
Medtronic PLC	30,689	3,542
Merck & Co., Inc.	88,447	7,557
Mettler-Toledo International, Inc. (a)	3,248	2,459
Novartis AG	65,272	6,169
Novo Nordisk A/S Class B	6,395	389
Pfizer, Inc.	96,385	3,589
Qualicorp Consultoria e Corretora de Seguros SA	47,900	464
Recordati SpA	31,630	1,353
ResMed, Inc.	16,579	2,636
Roche Holding AG	21,907	7,351
Sanofi	8,513	821
Shionogi & Co. Ltd.	50,400	2,997
Smith & Nephew PLC	76,690	1,845
Thermo Fisher Scientific, Inc.	10,206	3,197
UCB SA	3,651	336
Veeva Systems, Inc. Class A (a)	18,210	2,670
Waters Corp. (a)	10,899	2,439
Zoetis, Inc.	21,554	2,893
		130,477
Industrials (10.7%):
3M Co.	17,721	2,812
ACS, Actividades de Construccion y Servicios SA	21,929	729
AerCap Holdings NV (a)	11,861	671
Airbus SE	3,289	483
Alstom SA	7,111	377
Arconic, Inc.	80,933	2,424
Ashtead Group PLC	31,487	1,016
Atlas Copco AB Class B	121,833	3,789
Canadian Pacific Railway Ltd.	13,961	3,709
Cebu Air, Inc.	212,040	313
Central Japan Railway Co.	4,800	942
Cia de Locacao das Americas	62,100	342
Cintas Corp.	9,651	2,692
CK Hutchison Holdings Ltd.	74,000	654
CNH Industrial NV	54,903	523
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	41,193	535

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	28,232	$2,865
Cummins, Inc.	14,047	2,247
Delta Air Lines, Inc.	41,021	2,287
Eaton Corp. PLC	27,609	2,608
Engineers India Ltd.	323,086	414
en-japan, Inc.	41,500	1,649
Experian PLC	50,546	1,759
Ferreycorp SAA	427,669	253
Fuji Electric Co. Ltd.	61,300	1,795
General Dynamics Corp.	14,912	2,616
Gunkul Engineering PCL	3,497,900	294
HEICO Corp. Class A	27,894	2,682
Hitachi Construction Machinery Co. Ltd.	71,300	1,911
Illinois Tool Works, Inc.	15,696	2,747
ITOCHU Corp.	115,100	2,689
JSL SA	71,900	522
Lockheed Martin Corp.	7,931	3,395
Metso Oyj	9,401	334
Mitsubishi Electric Corp.	31,200	433
Mitsui & Co. Ltd.	36,200	644
MTU Aero Engines AG	2,437	738
Mytilineos Holdings SA	45,070	461
Northrop Grumman Corp.	8,133	3,046
Obayashi Corp.	39,400	432
OKUMA Corp.	17,500	797
PNC Infratech Ltd.	182,417	506
Qantas Airways Ltd.	77,324	328
RELX PLC	79,732	2,115
Rockwell Automation, Inc.	12,828	2,459
Samsung Engineering Co. Ltd. (a)	21,536	306
Sandvik AB	23,938	437
Sanwa Holdings Corp.	108,600	1,143
Secom Co. Ltd.	3,900	342
Seibu Holdings, Inc.	18,800	293
Shenzhen Expressway Co. Ltd. Class H	204,000	264
Southwest Airlines Co.	44,338	2,437
Taisei Corp.	6,600	264
Taiwan Secom Co. Ltd.	144,000	423
Teledyne Technologies, Inc. (a)	7,253	2,648
Teleperformance	3,458	867
The Boeing Co.	11,066	3,522
United Airlines Holdings, Inc. (a)	27,133	2,030
United Technologies Corp.	21,829	3,279
Vinci SA	3,386	375
Volvo AB Class B	25,110	429
W.W. Grainger, Inc.	7,550	2,285
Wijaya Karya Persero Tbk PT	2,063,200	284
Wolters Kluwer NV	41,393	3,110
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	366,000	269
		92,044

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (18.6%):
Adobe, Inc. (a)	10,714	$3,762
Advantest Corp.	11,000	574
Alten SA	3,021	372
Apple, Inc.	116,725	36,129
Applied Materials, Inc.	90,904	5,272
Avast PLC (d)	53,432	300
Beijing Sinnet Technology Co. Ltd. Class A	115,200	341
Broadcom, Inc.	10,073	3,074
Capgemini SE	23,772	2,952
CDW Corp.	35,858	4,677
Chinasoft International Ltd.	720,000	420
Cisco Systems, Inc.	77,548	3,565
Cognizant Technology Solutions Corp. Class A	41,603	2,554
Constellation Software, Inc.	2,216	2,330
Douzone Bizon Co. Ltd.	6,912	518
Flexium Interconnect, Inc.	150,000	518
Formosa Sumco Technology Corp.	100,000	363
FUJIFILM Holdings Corp.	8,900	442
Fujitsu Ltd.	16,900	1,788
Global Payments, Inc.	15,375	3,005
Global Unichip Corp.	39,000	302
Hewlett Packard Enterprises Co.	157,035	2,187
Hitachi Ltd.	12,300	469
Holy Stone Enterprise Co. Ltd.	101,000	326
HyVision System, Inc. (a)	40,529	406
Ingenico Group SA	3,900	453
Intel Corp.	68,404	4,373
International Business Machines Corp.	47,402	6,813
Intuit, Inc.	10,925	3,063
Keysight Technologies, Inc. (a)	24,882	2,314
Kingboard Laminates Holdings Ltd.	357,000	365
Kingdee International Software Group Co. Ltd.	367,000	392
KLA Corp.	14,735	2,442
Lam Research Corp.	18,586	5,542
Leidos Holdings, Inc.	25,732	2,585
Lelon Electronics Corp.	263,000	329
LG Innotek Co. Ltd.	3,057	381
Logitech International SA Class R	11,257	504
Mastercard, Inc. Class A	28,610	9,039
Melexis NV (b)	11,886	844
Micron Technology, Inc. (a)	50,943	2,705
Microsoft Corp.	65,063	11,076
Micro-Star International Co. Ltd.	144,000	437
Murata Manufacturing Co. Ltd.	6,800	385
NTT Data Corp.	31,700	445
NVIDIA Corp.	14,280	3,376
NXP Semiconductor NV	3,604	457
Obic Co. Ltd.	2,900	395
Oracle Corp.	121,201	6,357
See notes to financial statements.

11

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oracle Corp. Japan	9,500	$822
SAP SE	29,079	3,787
SFA Engineering Corp.	9,182	310
Sino-American Silicon Products, Inc.	144,000	460
STMicroelectronics NV	12,534	349
Supreme Electronics Co. Ltd.	345,000	371
TE Connectivity Ltd.	26,922	2,482
Texas Instruments, Inc.	25,399	3,064
Tokai Carbon Korea Co. Ltd.	4,916	243
Ulvac, Inc.	19,200	693
Unitest, Inc.	34,084	437
Venustech Group, Inc. Class A	70,000	385
VeriSign, Inc. (a)	13,309	2,770
Walsin Technology Corp.	69,000	471
Wistron Corp.	453,000	404
Xinyi Solar Holdings Ltd.	440,000	308
		159,074
Materials (4.2%):
Air Products & Chemicals, Inc.	11,854	2,830
Anglo American PLC	41,376	1,080
ArcelorMittal SA	31,410	461
Arkema SA	19,807	1,815
Berger Paints India Ltd.	66,295	520
BHP Group Ltd.	124,815	3,199
Boliden AB	16,595	394
Celanese Corp., Series A	20,640	2,136
Evraz PLC	165,626	769
Hansol Chemical Co. Ltd.	5,232	476
HeidelbergCement AG	4,238	286
Impala Platinum Holdings Ltd. (a)	34,720	326
JK Lakshmi Cement Ltd.	57,884	289
Kirkland Lake Gold Ltd.	28,341	1,162
Klabin SA	70,400	341
Linde PLC	15,181	3,084
LyondellBasell Industries NV Class A	54,767	4,265
Martin Marietta Materials, Inc.	9,168	2,419
Merdeka Copper Gold Tbk PT (a)	4,081,100	350
PT Indocement Tunggal Prakarsa Tbk PT	224,600	269
Rio Tinto Ltd.	26,503	1,719
Rio Tinto PLC	55,232	2,953
Shinkong Synthetic Fibers Corp.	1,097,000	419
Showa Denko KK	9,900	237
The Sherwin-Williams Co.	4,767	2,655
Tipco Asphalt PCL	512,300	338
Tosoh Corp.	17,400	245
Ube Industries Ltd.	24,200	486
West China Cement Ltd.	2,050,000	329
		35,852

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (3.3%):
Alexandria Real Estate Equities, Inc.	2,214	$361
Aliansce Sonae Shopping Centers SA	37,105	456
Alstria Office REIT-AG	16,686	331
American Tower Corp.	8,643	2,002
AvalonBay Communities, Inc.	2,726	591
Bekasi Fajar Industrial Estate Tbk PT	16,935,500	207
Boston Properties, Inc.	3,018	433
Camden Property Trust	1,890	212
China SCE Group Holdings Ltd.	757,134	397
CK Asset Holdings Ltd.	237,500	1,517
Crown Castle International Corp.	8,117	1,216
Daiwa House Industry Co. Ltd.	17,200	542
Digital Realty Trust, Inc. (b)	4,068	500
Duke Realty Corp.	7,057	256
Equinix, Inc.	1,656	977
Equity LifeStyle Properties, Inc.	3,377	246
Equity Residential	7,241	602
Essex Property Trust, Inc.	1,283	397
Extra Space Storage, Inc.	2,509	278
Fastighets AB Balder Class B (a)	7,842	372
Federal Realty Investment Trust	1,463	183
Healthpeak Properties, Inc.	9,589	345
Host Hotels & Resorts, Inc.	14,251	233
Invitation Homes, Inc.	10,498	330
Iron Mountain, Inc.	5,605	177
Kimco Realty Corp.	8,241	157
Leg Immobilien AG	3,437	424
Lendlease Group	26,391	317
Liberty Property Trust	3,054	191
Medical Properties Trust, Inc.	9,957	221
Mid-America Apartment Communities, Inc.	2,227	306
Mirvac Group	195,669	441
National Retail Properties, Inc.	3,193	179
Nexity SA	6,853	331
Omega Healthcare Investors, Inc.	4,263	179
Prologis, Inc.	12,324	1,145
Public Storage	3,069	687
Realty Income Corp.	6,214	487
Regency Centers Corp.	3,272	203
SBA Communications Corp.	2,209	551
Scentre Group	759,306	1,948
Simon Property Group, Inc.	6,015	801
SL Green Realty Corp.	1,610	148
Sumitomo Realty & Development Co. Ltd.	43,300	1,594
Sun Communities, Inc.	1,771	287
Times China Holdings Ltd.	169,000	295
UDR, Inc.	5,718	274

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ventas, Inc.	7,275	$421
VEREIT, Inc.	20,607	201
VICI Properties, Inc.	9,002	241
Vonovia SE	25,722	1,468
Vornado Realty Trust	3,354	221
W.P. Carey, Inc.	3,335	281
Welltower, Inc.	7,913	672
Weyerhaeuser Co.	14,546	421
Yuzhou Properties Co. Ltd.	530,000	245
		28,498
Utilities (3.4%):
ACEA SpA	21,997	513
Atlantica Yield PLC	15,427	443
CESC Ltd.	42,450	422
Chubu Electric Power Co., Inc.	113,600	1,543
Cia de Saneamento Do Parana	12,800	303
Duke Energy Corp.	30,736	3,001
E.ON SE	63,902	724
Enel SpA	620,242	5,406
Exelon Corp.	58,366	2,778
FirstEnergy Corp.	54,037	2,745
NextEra Energy, Inc.	13,329	3,574
Orsted A/S (d)	5,479	598
Sempra Energy	18,027	2,896
Terna Energy SA (a)	46,095	415
The Kansai Electric Power Co., Inc.	33,000	370
The Southern Co.	45,549	3,206
		28,937
Total Common Stocks (Cost $762,491)		849,333
Preferred Stocks (0.2%)
Consumer Discretionary (0.1%):
Volkswagen AG	6,417	1,151
Financials (0.0%): (e)
Banco do Estado do Rio Grande do Sul SA	82,100	385
Industrials (0.1%):
Randon SA Implementos e Participacoes	147,100	467
Total Preferred Stocks (Cost $1,797)		2,003
Exchange-Traded Funds (0.1%)
iShares Core MSCI EAFE ETF	11,079	703
iShares MSCI EAFE ETF	2,668	180
Total Exchange-Traded Funds (Cost $871)		883

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned ^(0.4%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (f)	3,299,219	$3,299
Total Collateral for Securities Loaned (Cost $3,299)		3,299
Total Investments (Cost $768,458) — 99.8%		855,518
Other assets in excess of liabilities — 0.2%		1,758
NET ASSETS — 100.00%		$857,276

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, illiquid securities were 0.04% of the Fund's net assets.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $1,146 thousands and amounted to 0.1% of net assets.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on January 31, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Capital Growth Fund
Assets:
Investments, at value (Cost $768,458)	$855,518	(a)
Foreign currency, at value (Cost $50)	50
Cash and cash equivalents	4,343
Receivables:
Interest and dividends	808
Capital shares issued	309
Investments sold	1,229
Reclaims	541
From Adviser	16
Prepaid expenses	—	(b)
Total assets	862,814
Liabilities:
Payables:
Collateral received on loaned securities	3,299
Investments purchased	910
Capital shares redeemed	316
Accrued foreign capital gains taxes	86
Accrued expenses and other payables:
Investment advisory fees	572
Administration fees	112
Custodian fees	42
Transfer agent fees	95
Compliance fees	—	(b)
Other accrued expenses	106
Total liabilities	5,538
Net Assets:
Capital	728,822
Total distributable earnings/(loss)	128,454
Net assets	$857,276
Net Assets:
Fund Shares	$819,274
Institutional Shares	38,002
Total	$857,276
Shares (unlimited number of shares authorized with no par value):
Fund Shares	75,931
Institutional Shares	3,509
Total	79,440
Net asset value, offering and redemption price per share: (c)
Fund Shares	$10.79
Institutional Shares	10.83

(a)  Includes $3,116 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Capital Growth Fund
Investment Income:
Dividends	$10,157
Interest	16
Securities lending (net of fees)	37
Foreign tax withholding	(358)
Total Income	9,852
Expenses:
Investment advisory fees	3,440
Administration fees — Fund shares	618
Administration fees — Institutional shares	46
Sub-Administration fees	23
Custodian fees	50
Transfer agent fees — Fund Shares	691
Transfer agent fees — Institutional Shares	47
Trustees' fees	22
Compliance fees	3
Legal and audit fees	56
State registration and filing fees	27
Interest expense on interfund lending	— (a)
Other expenses	67
Total Expenses	5,090
Expenses waived/reimbursed by Adviser	(16)
Net Expenses	5,074
Net Investment Income (Loss)	4,778
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	64,887
Foreign refunds (taxes) on realized gains	(18)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(34,696)
Net change in accrued foreign taxes on realized gains	(86)
Net realized/unrealized gains (losses) on investments	30,087
Change in net assets resulting from operations	$34,865

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Capital Growth Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$4,778	$13,162
Net realized gains (losses) from investments	64,869	62,784
Net change in unrealized appreciation/depreciation on investments	(34,782)	(90,256)
Change in net assets resulting from operations	34,865	(14,310)
Distributions to Shareholders:
Fund Shares	(72,351)	(66,864)
Institutional Shares	(6,085)	(620)
Change in net assets resulting from distributions to shareholders	(78,436)	(67,484)
Change in net assets resulting from capital transactions	(35,908)	107,918
Change in net assets	(79,479)	26,124
Net Assets:
Beginning of period	936,755	910,631
End of period	$857,276	$936,755
Capital Transactions:
Fund Shares
Proceeds from shares issued	$16,478	$45,444
Distributions reinvested	71,922	66,499
Cost of shares redeemed	(53,124)	(104,140)
Total Fund Shares	$35,276	$7,803
Institutional Shares
Proceeds from shares issued	$236	$100,957
Distributions reinvested	5,585	148
Cost of shares redeemed	(77,005)	(990)
Total Institutional Shares	$(71,184)	$100,115
Change in net assets resulting from capital transactions	$(35,908)	$107,918
Share Transactions:
Fund Shares
Issued	1,468	3,952
Reinvested	6,484	6,365
Redeemed	(4,733)	(9,094)
Total Fund Shares	3,219	1,223
Institutional Shares
Issued	21	9,136
Reinvested	502	14
Redeemed	(6,706)	(87)
Total Institutional Shares	(6,183)	9,063
Change in Shares	(2,964)	10,286

See notes to financial statements.

18

This page is intentionally left blank.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Capital Growth Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$11.36	0.06	(d)	0.38	0.44	(0.17)	(0.84)
Year Ended July 31, 2019	$12.63	0.16		(0.48)	(0.32)	(0.17)	(0.78)
Year Ended July 31, 2018	$11.67	0.15		1.21	1.36	(0.12)	(0.28)
Year Ended July 31, 2017	$9.97	0.14		1.71	1.85	(0.15)	—
Year Ended July 31, 2016	$10.16	0.13		(0.21)	(0.08)	(0.11)	—
Year Ended July 31, 2015	$9.31	0.12		0.88	1.00	(0.15)	—
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$11.39	0.07	(d)	0.38	0.45	(0.17)	(0.84)
Year Ended July 31, 2019	$12.66	0.23	(d)	(0.55)	(0.32)	(0.17)	(0.78)
Year Ended July 31, 2018	$11.70	0.17		1.20	1.37	(0.13)	(0.28)
Year Ended July 31, 2017	$9.98	0.15		1.71	1.86	(0.14)	—
August 7, 2015 (i) through July 31, 2016	$10.20	0.14		(0.24)	(0.10)	(0.12)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects overall increase in purchases and sales of securities.

(g)  Reflects overall decrease in purchases and sales of securities.

(h)  Prior to December 1, 2014, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.30% of the Fund Shares' average daily net assets.

(i)  Commencement of operations.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Capital Growth Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(1.01)	$10.79	3.77%	1.12%		1.02%	1.12%	$819,274	110	%(e)
Year Ended July 31, 2019	(0.95)	$11.36	(1.82)%	1.13%		1.43%	1.13%	$826,325	54	%(f)
Year Ended July 31, 2018	(0.40)	$12.63	11.76%	1.15%		1.25%	1.15%	$902,670	22	%(g)
Year Ended July 31, 2017	(0.15)	$11.67	18.75%	1.21%		1.27%	1.21%	$836,515	55	%(f)
Year Ended July 31, 2016	(0.11)	$9.97	(0.76)%	1.24%		1.39%	1.24%	$721,357	24%
Year Ended July 31, 2015	(0.15)	$10.16	10.79%	1.23	%(h)	0.95%	1.23%	$760,764	38%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(1.01)	$10.83	3.83%	1.01%		1.22%	1.01%	$38,002	110	%(e)
Year Ended July 31, 2019	(0.95)	$11.39	(1.77)%	1.03%		2.04%	1.03%	$110,430	54	%(f)
Year Ended July 31, 2018	(0.41)	$12.66	11.84%	1.10%		1.38%	1.21%	$7,961	22	%(g)
Year Ended July 31, 2017	(0.14)	$11.70	18.79%	1.10%		1.38%	1.47%	$5,762	55	%(f)
August 7, 2015 (i) through July 31, 2016	(0.12)	$9.98	(0.99)%	1.10%		1.57%	1.48%	$4,891	24%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Capital Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$581,651	$267,682	$—	$849,333
Preferred Stocks	852	1,151	—	2,003
Exchange-Traded Funds	883	—	—	883
Collateral for Securities Loaned	3,299	—	—	3,299
Total	$586,685	$268,833	$—	$855,518

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$3,116	$—	$3,299

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$993,836	$1,112,666

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.2%
USAA Cornerstone Equity Fund	0.7%
USAA Target Retirement Income Fund	0.0%*
USAA Target Retirement 2030 Fund	0.9%
USAA Target Retirement 2040 Fund	1.0%
USAA Target Retirement 2050 Fund	0.6%
USAA Target Retirement 2060 Fund	0.1%

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of each class within the Lipper Global Funds category.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

For the Fund Shares and Institutional Shares, the performance period will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)[1]	Annual Adjustment Rate (in basis points)[1]
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1 Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 1.12% and 1.10% for Fund Shares and Institutional Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$16

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The average borrowing for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Amount Outstanding at January 31, 2020	Average Borrowings*	Days Outstanding	Average Rate*	Maximum Borrowing During the Period
$—	$4,000	1	3.15%	$4,000

*  For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,600	1	2.13%	$1,600

*  For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

30

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,037.70	$1,019.51	$5.74	$5.69	1.12%
Institutional Shares	1,000.00	1,038.30	1,020.06	5.17	5.13	1.01%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

36843-0320

JANUARY 31, 2020

Semi Annual Report

USAA Growth & Income Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Supplemental Information	27
Expense Examples	27
Proxy Voting and Portfolio Holdings Information	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Growth & Income Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Growth & Income Fund seeks capital growth with a secondary investment objective of current income.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.5%
Visa, Inc. Class A	2.2%
Alphabet, Inc. Class C	2.1%
Facebook, Inc. Class A	1.9%
Merck & Co., Inc.	1.7%
The Home Depot, Inc.	1.7%
Ingersoll-Rand PLC	1.6%
Euronet Worldwide, Inc.	1.6%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth & Income Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:

1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (7.8%):
Activision Blizzard, Inc.	6,289	$368
Alphabet, Inc. Class C (a)	27,585	39,563
AT&T, Inc.	77,458	2,914
Comcast Corp. Class A	143,500	6,198
Facebook, Inc. Class A (a)	176,881	35,714
Omnicom Group, Inc.	83,038	6,253
The Walt Disney Co.	107,283	14,838
Twitter, Inc. (a)	352,002	11,433
Verizon Communications, Inc.	494,253	29,378
		146,659
Communications Equipment (0.6%):
Cisco Systems, Inc.	243,881	11,211
Juniper Networks, Inc.	11,981	275
		11,486
Consumer Discretionary (12.1%):
Amazon.com, Inc. (a)	22,860	45,920
Best Buy Co., Inc.	101,763	8,618
Expedia Group, Inc.	28,200	3,058
Foot Locker, Inc.	59,634	2,264
Ford Motor Co.	611,808	5,396
Garmin Ltd.	13,888	1,346
General Motors Co. Class C	122,800	4,100
Genuine Parts Co.	49,877	4,667
H&R Block, Inc.	76,989	1,786
Hilton Worldwide Holdings, Inc.	153,553	16,553
Kohl's Corp.	53,386	2,282
L Brands, Inc.	55,194	1,278
Las Vegas Sands Corp.	74,979	4,897
Lowe's Cos., Inc.	45,582	5,298
McDonald's Corp.	40,790	8,728
Nike, Inc. Class B	189,859	18,283
Starbucks Corp.	118,993	10,094
Target Corp.	182,299	20,188
The Gap, Inc.	131,383	2,287
The Home Depot, Inc.	135,904	31,001
The TJX Cos., Inc.	314,129	18,547
Vail Resorts, Inc.	46,275	10,852
		227,443
Consumer Staples (7.8%):
Campbell Soup Co.	54,924	2,658
Church & Dwight Co., Inc.	174,460	12,948
Colgate-Palmolive Co.	96,900	7,149
General Mills, Inc.	105,288	5,498
Ingredion, Inc.	15,560	1,369
Kimberly-Clark Corp.	68,200	9,769
PepsiCo, Inc.	39,870	5,662

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	121,579	$10,055
Sysco Corp.	42,300	3,475
The Clorox Co.	18,498	2,910
The Hershey Co.	10,215	1,585
The JM Smucker Co.	24,387	2,527
The Procter & Gamble Co.	221,661	27,624
Tyson Foods, Inc. Class A	209,186	17,285
Walgreens Boots Alliance, Inc.	200,202	10,180
Walmart, Inc.	227,588	26,056
		146,750
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. Class A	110,324	10,974
Energy (2.4%):
Chevron Corp.	52,078	5,580
EOG Resources, Inc.	61,901	4,513
Exxon Mobil Corp.	240,928	14,967
Occidental Petroleum Corp.	29,965	1,190
ONEOK, Inc.	47,568	3,561
Phillips 66	51,669	4,721
Schlumberger Ltd.	79,346	2,659
Valero Energy Corp.	109,335	9,218
		46,409
Financials (10.1%):
Aflac, Inc.	131,500	6,781
American Express Co.	37,341	4,849
American Financial Group, Inc.	37,583	4,089
Ameriprise Financial, Inc.	17,953	2,970
Bank of America Corp.	339,723	11,153
Capital One Financial Corp.	34,422	3,435
Cboe Global Markets, Inc.	11,532	1,421
Chimera Investment Corp.	228,660	4,848
Citigroup, Inc.	125,913	9,369
CME Group, Inc.	2,619	569
Comerica, Inc.	45,900	2,807
Discover Financial Services	66,844	5,023
Everest Re Group Ltd.	12,894	3,566
FactSet Research Systems, Inc.	5,599	1,602
Fidelity National Financial, Inc.	31,034	1,513
Fifth Third Bancorp	129,500	3,684
Franklin Resources, Inc.	223,784	5,662
Huntington Bancshares, Inc.	390,725	5,302
Intercontinental Exchange, Inc.	22,162	2,210
Invesco Ltd.	159,518	2,760
JPMorgan Chase & Co.	61,574	8,150
M&T Bank Corp.	24,800	4,179
Marsh & McLennan Cos., Inc.	9,816	1,098
MetLife, Inc.	92,200	4,583
Nasdaq, Inc.	17,732	2,065
People's United Financial, Inc.	266,800	4,114

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	14,549	$770
Prudential Financial, Inc.	25,696	2,340
RenaissanceRe Holdings Ltd.	25,300	4,793
S&P Global, Inc.	19,868	5,835
T. Rowe Price Group, Inc.	16,228	2,167
The Allstate Corp.	74,900	8,879
The Bank of New York Mellon Corp.	82,500	3,694
The Hanover Insurance Group, Inc.	20,181	2,797
The Hartford Financial Services Group, Inc.	86,300	5,116
The PNC Financial Services Group, Inc.	59,702	8,869
The Progressive Corp.	39,700	3,203
The Travelers Cos., Inc.	29,190	3,842
Truist Financial Corp.	35,304	1,821
U.S. Bancorp	110,700	5,891
Unum Group	42,512	1,135
Wells Fargo & Co.	363,631	17,070
Zions Bancorp NA	79,200	3,603
		189,627
Health Care (12.1%):
Abbott Laboratories	27,058	2,358
AbbVie, Inc.	119,269	9,663
Amgen, Inc.	45,690	9,871
Anthem, Inc.	2,668	708
Becton Dickinson & Co.	5,552	1,528
Bluebird Bio, Inc. (a)	115,448	9,200
Bristol-Myers Squibb Co.	399,666	25,159
Cardinal Health, Inc.	115,029	5,891
Danaher Corp.	8,487	1,365
Exact Sciences Corp. (a)	108,147	10,088
Intuitive Surgical, Inc. (a)	24,345	13,627
IQVIA Holdings, Inc. (a)	107,917	16,754
Johnson & Johnson	182,279	27,135
McKesson Corp.	6,773	966
Medtronic PLC	104,200	12,029
Merck & Co., Inc.	375,553	32,088
Pfizer, Inc.	69,782	2,599
Sage Therapeutics, Inc. (a)	89,596	5,938
Stryker Corp.	13,300	2,802
The Cooper Cos., Inc.	34,710	12,041
UnitedHealth Group, Inc.	41,274	11,244
Vertex Pharmaceuticals, Inc. (a)	56,451	12,818
		225,872
Industrials (11.4%):
3M Co.	14,759	2,342
Alaska Air Group, Inc.	42,700	2,758
Allegion PLC	22,514	2,912
Allison Transmission Holdings, Inc.	78,200	3,456
C.H. Robinson Worldwide, Inc.	76,218	5,505
Cummins, Inc.	28,158	4,504

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Delta Air Lines, Inc.	149,800	$8,350
Eaton Corp. PLC	62,641	5,918
Honeywell International, Inc.	54,299	9,406
IHS Markit Ltd. (a)	132,497	10,449
Illinois Tool Works, Inc.	33,200	5,809
Ingersoll-Rand PLC	230,719	30,738
Johnson Controls International PLC	44,495	1,755
L3Harris Technologies, Inc.	96,053	21,260
Lennox International, Inc.	12,328	2,873
Lockheed Martin Corp.	28,600	12,244
Nielsen Holdings PLC	78,660	1,605
PACCAR, Inc.	50,944	3,781
Republic Services, Inc. Class A	63,890	6,073
Robert Half International, Inc.	40,800	2,373
Rockwell Automation, Inc.	13,897	2,663
Roper Technologies, Inc.	40,547	15,475
Snap-on, Inc.	4,488	716
Southwest Airlines Co.	48,113	2,645
The Boeing Co.	17,879	5,690
Toro Co.	34,091	2,728
United Parcel Service, Inc. Class B	35,000	3,623
Waste Management, Inc.	75,900	9,237
Woodward, Inc.	151,529	17,625
Xylem, Inc.	114,438	9,345
		213,858
IT Services (7.2%):
Black Knight, Inc. (a)	224,489	15,023
Euronet Worldwide, Inc. (a)	186,740	29,438
International Business Machines Corp.	76,432	10,986
PayPal Holdings, Inc. (a)	122,806	13,986
The Western Union Co.	15,115	407
Twilio, Inc. Class A (a)	181,714	22,594
Visa, Inc. Class A	205,948	40,978
		133,412
Materials (1.0%):
Air Products & Chemicals, Inc.	33,918	8,096
Eastman Chemical Co.	13,450	959
LyondellBasell Industries NV Class A	81,913	6,378
Martin Marietta Materials, Inc.	2,997	791
Nucor Corp.	27,126	1,289
Packaging Corp. of America	12,718	1,218
Steel Dynamics, Inc.	38,367	1,146
Westrock Co.	32,052	1,250
		21,127
Real Estate (2.9%):
Alexandria Real Estate Equities, Inc.	10,357	1,690
AvalonBay Communities, Inc.	14,469	3,135
Boston Properties, Inc.	3,783	542

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cyrusone, Inc.	20,147	$1,226
Digital Realty Trust, Inc.	16,974	2,088
Equity Residential	22,611	1,879
Essex Property Trust, Inc.	7,160	2,218
Healthpeak Properties, Inc.	39,560	1,424
Host Hotels & Resorts, Inc.	117,529	1,920
Jones Lang LaSalle, Inc.	30,046	5,102
Prologis, Inc.	34,007	3,159
Public Storage	20,000	4,475
Realty Income Corp.	37,511	2,941
Regency Centers Corp.	11,381	706
Simon Property Group, Inc.	53,717	7,153
Ventas, Inc.	89,954	5,205
VEREIT, Inc.	96,645	943
VICI Properties, Inc.	43,659	1,170
Vornado Realty Trust	15,417	1,014
W.P. Carey, Inc.	9,882	831
Welltower, Inc.	38,854	3,299
Weyerhaeuser Co.	59,185	1,713
		53,833
Semiconductors & Semiconductor Equipment (5.8%):
Broadcom, Inc.	22,485	6,862
Intel Corp.	162,518	10,390
KLA Corp.	51,132	8,475
Lam Research Corp.	44,425	13,248
Marvell Technology Group Ltd.	478,773	11,509
Microchip Technology, Inc.	94,589	9,221
NVIDIA Corp.	79,809	18,868
QUALCOMM, Inc.	104,987	8,956
STMicroelectronics NV, NYS (b)	205,079	5,711
Texas Instruments, Inc.	97,051	11,709
		104,949
Software (9.7%):
Fair Isaac Corp. (a)	57,740	23,234
Microsoft Corp.	546,436	93,020
Oracle Corp.	147,473	7,735
RingCentral, Inc. Class A (a)	48,610	9,993
Salesforce.com, Inc. (a)	92,128	16,796
ServiceNow, Inc. (a)	51,461	17,406
Workday, Inc. Class A (a)	65,098	12,019
		180,203
Technology Hardware, Storage & Peripherals (3.6%):
Apple, Inc.	216,130	66,894
Utilities (4.6%):
AES Corp.	125,303	2,489
Alliant Energy Corp.	29,228	1,735
Ameren Corp.	44,177	3,625
American Electric Power Co., Inc.	27,373	2,853

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CenterPoint Energy, Inc.	96,796	$2,563
CMS Energy Corp.	94,247	6,457
Consolidated Edison, Inc.	24,785	2,330
Dominion Energy, Inc.	73,300	6,285
DTE Energy Co.	22,497	2,983
Duke Energy Corp.	97,300	9,498
Entergy Corp.	19,796	2,604
Evergy, Inc.	96,900	6,992
Eversource Energy	42,212	3,902
Exelon Corp.	66,291	3,155
NextEra Energy, Inc.	12,878	3,454
Pinnacle West Capital Corp.	25,450	2,486
PPL Corp.	133,923	4,847
Sempra Energy	17,894	2,874
The Southern Co.	51,900	3,654
WEC Energy Group, Inc.	73,826	7,375
Xcel Energy, Inc.	78,562	5,436
		87,597
Total Common Stocks (Cost $1,612,143)		1,867,093
Collateral for Securities Loaned (0.2%)^
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (c)	2,987,248	2,987
Total Collateral for Securities Loaned (Cost $2,987)		2,987
Total Investments (Cost $1,615,130) — 99.9%		1,870,080
Other assets in excess of liabilities — 0.1%		1,391
NET ASSETS — 100.00%		$1,871,471

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2020.

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth & Income Fund
Assets:
Investments, at value (Cost $1,615,130)	$1,870,080	(a)
Cash and cash equivalents	6,491
Receivables:
Interest and dividends	1,840
Capital shares issued	628
Investments sold	19,024
From Adviser	13
Prepaid expenses	5
Total assets	1,898,081
Liabilities:
Payables:
Collateral received on loaned securities	2,987
Investments purchased	21,214
Capital shares redeemed	859
Accrued expenses and other payables:
Investment advisory fees	970
Administration fees	235
Custodian fees	59
Compliance fees	—	(b)
Transfer agent fees	137
12b-1 fees	1
Other accrued expenses	148
Total liabilities	26,610
Net Assets:
Capital	1,587,723
Total distributable earnings/(loss)	283,748
Net assets	$1,871,471
Net Assets:
Fund Shares	$1,686,279
Institutional Shares	176,579
Adviser Shares	8,613
Total	$1,871,471
Shares (unlimited number of shares authorized with no par value):
Fund Shares	83,615
Institutional Shares	8,765
Adviser Shares	429
Total	92,809
Net asset value, offering and redemption price per share: (c)
Fund Shares	$20.17
Institutional Shares	20.15
Adviser Shares	20.07

(a)  Includes $2,750 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Growth & Income Fund
Investment Income:
Dividends	$17,262
Interest	115
Securities lending (net of fees)	7
Total Income	17,384
Expenses:
Investment advisory fees	5,551
Administration fees — Fund shares	1,253
Administration fees — Institutional shares	85
Administration fees — Adviser shares	7
Sub-Administration fees	21
12b-1 fees — Adviser Shares	12
Custodian fees	45
Transfer agent fees — Fund Shares	832
Transfer agent fees — Institutional Shares	85
Transfer agent fees — Adviser Shares	1
Trustees' fees	22
Compliance fees	6
Legal and audit fees	54
State registration and filing fees	42
Interest expense on interfund lending	—	(a)
Other expenses	110
Total Expenses	8,126
Expenses waived/reimbursed by Adviser	(19)
Net Expenses	8,107
Net Investment Income (Loss)	9,277
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	29,286
Net change in unrealized appreciation/depreciation on investment securities	66,475
Net realized/unrealized gains (losses) on investments	95,761
Change in net assets resulting from operations	$105,038

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth & Income Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$9,277	$19,191
Net realized gains (losses) from investments	29,286	394,988
Net change in unrealized appreciation/depreciation on investments	66,475	(399,883)
Change in net assets resulting from operations	105,038	14,296
Distributions to Shareholders:
Fund Shares	(334,295)	(166,142)
Institutional Shares	(34,452)	(15,193)
Adviser Shares	(2,042)	(1,013)
Change in net assets resulting from distributions to shareholders	(370,789)	(182,348)
Change in net assets resulting from capital transactions	289,140	89,869
Change in net assets	23,389	(78,183)
Net Assets:
Beginning of period	1,848,082	1,926,265
End of period	$1,871,471	$1,848,082
Capital Transactions:
Fund Shares
Proceeds from shares issued	$32,785	$90,122
Distributions reinvested	328,705	163,732
Cost of shares redeemed	(108,614)	(182,952)
Total Fund Shares	$252,876	$70,902
Institutional Shares
Proceeds from shares issued	$5,033	$14,447
Distributions reinvested	34,449	15,189
Cost of shares redeemed	(3,417)	(10,756)
Total Institutional Shares	$36,065	$18,880
Adviser Shares
Proceeds from shares issued	$102	$219
Distributions reinvested	102	36
Cost of shares redeemed	(5)	(168)
Total Adviser Shares	$199	$87
Change in net assets resulting from capital transactions	$289,140	$89,869

(continues on next page)
See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Growth & Income Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Share Transactions:
Fund Shares
Issued	1,465	3,781
Reinvested	16,428	7,465
Redeemed	(4,876)	(7,709)
Total Fund Shares	13,017	3,537
Institutional Shares
Issued	220	625
Reinvested	1,723	693
Redeemed	(153)	(425)
Total Institutional Shares	1,790	893
Adviser Shares
Issued	4	9
Reinvested	5	2
Redeemed	— (a)	(7)
Total Adviser Shares	9	4
Change in Shares	14,816	4,434

(a)  Represents less than 500 shares.

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth & Income Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$23.70	0.11	(d)	1.21	1.32	(0.12)	(4.73)
Year Ended July 31, 2019	$26.19	0.25		(0.24)	0.01	(0.24)	(2.26)
Year Ended July 31, 2018	$24.25	0.19		3.03	3.22	(0.18)	(1.10)
Year Ended July 31, 2017	$20.39	0.21		3.94	4.15	(0.22)	(0.07)
Year Ended July 31, 2016	$22.00	0.15		(0.51)	(0.36)	(0.14)	(1.11)
Year Ended July 31, 2015	$22.63	0.17		2.14	2.31	(0.18)	(2.76)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$23.68	0.12	(d)	1.21	1.33	(0.13)	(4.73)
Year Ended July 31, 2019	$26.17	0.26		(0.24)	0.02	(0.25)	(2.26)
Year Ended July 31, 2018	$24.23	0.20		3.03	3.23	(0.19)	(1.10)
Year Ended July 31, 2017	$20.38	0.22		3.94	4.16	(0.24)	(0.07)
August 7, 2015 (g) through July 31, 2016	$22.10	0.16		(0.60)	(0.44)	(0.17)	(1.11)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.85% of the Institutional Shares' average daily net assets.

(g)  Commencement of operations.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth & Income Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(4.85)	$20.17	5.85%	0.88%		0.99%	0.88%	$1,686,279	36%
Year Ended July 31, 2019	(2.50)	$23.70	0.89%	0.88%		1.04%	0.88%	$1,673,033	93	%(e)
Year Ended July 31, 2018	(1.28)	$26.19	13.59%	0.88%		0.80%	0.88%	$1,756,259	23%
Year Ended July 31, 2017	(0.29)	$24.25	20.49%	0.91%		0.89%	0.91%	$1,605,220	21%
Year Ended July 31, 2016	(1.25)	$20.39	(1.49)%	0.95%		0.78%	0.95%	$1,380,560	22%
Year Ended July 31, 2015	(2.94)	$22.00	10.70%	0.93%		0.66%	0.93%	$1,583,353	35%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(4.86)	$20.15	5.91%	0.84%		1.04%	0.84%	$176,579	36%
Year Ended July 31, 2019	(2.51)	$23.68	0.94%	0.83	%(f)	1.09%	0.83%	$165,137	93	%(e)
Year Ended July 31, 2018	(1.29)	$26.17	13.66%	0.84%		0.85%	0.84%	$159,148	23%
Year Ended July 31, 2017	(0.31)	$24.23	20.54%	0.85%		0.95%	0.85%	$139,866	21%
August 7, 2015 (g) through July 31, 2016	(1.28)	$20.38	(1.87)%	0.85%		0.83%	0.87%	$117,512	22%

(continues on next page)

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth & Income Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	$23.61	0.09	(d)	1.20	1.29	(0.10)	(4.73)
Year Ended July 31, 2019	$26.10	0.19		(0.25)	(0.06)	(0.17)	(2.26)
Year Ended July 31, 2018	$24.17	0.12		3.02	3.14	(0.11)	(1.10)
Year Ended July 31, 2017	$20.32	0.15		3.91	4.06	(0.14)	(0.07)
Year Ended July 31, 2016	$21.93	0.10		(0.50)	(0.40)	(0.10)	(1.11)
Year Ended July 31, 2015	$22.56	0.10		2.14	2.24	(0.11)	(2.76)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(h)  Prior to December 1, 2017, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.20% of the Adviser Shares' average daily net assets.

(i)  Prior to December 1, 2014, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares' average daily net assets.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth & Income Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	(4.83)	$20.07	5.70%	1.15%		0.75%	1.28%	$8,613	36%
Year Ended July 31, 2019	(2.43)	$23.61	0.62%	1.15%		0.77%	1.23%	$9,912	93	%(e)
Year Ended July 31, 2018	(1.21)	$26.10	13.28%	1.17	%(h)	0.52%	1.20%	$10,858	23%
Year Ended July 31, 2017	(0.21)	$24.17	20.10%	1.20%		0.60%	1.24%	$9,987	21%
Year Ended July 31, 2016	(1.21)	$20.32	(1.72)%	1.20%		0.53%	1.28%	$8,332	22%
Year Ended July 31, 2015	(2.87)	$21.93	10.40%	1.22	%(i)	0.37%	1.27%	$9,098	35%

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth & Income Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,867,093	$—	$—	$1,867,093
Collateral for Securities Loaned	2,987	—	—	2,987
Total	$1,870,080	$—	$—	$1,870,080

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$2,750	$—	$2,987

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$664,133	$709,213

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of each class within the Lipper Multi-Cap Core Funds category.

For the Fund Shares, Institutional Shares, and Adviser Shares, the performance period will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(1)	Annual Adjustment Rate (in basis points)(1)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(1)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.88%, 0.84%, and 1.15% for Fund Shares, Institutional Shares, and Adviser Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$19

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

$600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

	Amount Borrower or Lender	Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA Growth & Income Fund	Borrower	$—	$1,360	2	2.16%	$1,721

*For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

8. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

26

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,058.50	$1,020.71	$4.55	$4.47	0.88%
Institutional Shares	1,000.00	1,059.10	1,020.91	4.35	4.27	0.84%
Adviser Shares	1,000.00	1,057.00	1,019.36	5.95	5.84	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800	) 235-8396

23432-0320

JANUARY 31, 2020

Semi Annual Report

USAA Growth Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	20
Expense Examples	20
Proxy Voting and Portfolio Holdings Information	20
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Growth Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Growth Fund seeks long-term growth of capital.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Visa, Inc. Class A	6.0%
Amazon.com, Inc.	6.0%
Microsoft Corp.	5.3%
Facebook, Inc. Class A	4.6%
Alphabet, Inc. Class C	4.0%
Alibaba Group Holding Ltd., ADR	2.9%
NVIDIA Corp.	2.8%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.4%
PayPal Holdings, Inc.	1.7%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:

1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (11.6%):
Activision Blizzard, Inc.	458,013	$26,785
Alphabet, Inc. Class A (a)	18,919	27,107
Alphabet, Inc. Class C (a)	80,165	114,975
Facebook, Inc. Class A (a)	650,394	131,321
The Walt Disney Co.	113,333	15,675
Twitter, Inc. (a)	427,351	13,880
		329,743
Communications Equipment (0.8%):
Cisco Systems, Inc.	466,816	21,460
Consumer Discretionary (16.8%):
Alibaba Group Holding Ltd., ADR (a)	396,087	81,828
Amazon.com, Inc. (a)	84,362	169,460
Burlington Stores, Inc. (a)	133,430	29,017
Hilton Worldwide Holdings, Inc.	187,614	20,225
Lululemon Athletica, Inc. (a)	135,847	32,521
Nike, Inc. Class B	172,265	16,589
Starbucks Corp.	222,374	18,864
Target Corp.	99,047	10,968
The Home Depot, Inc.	75,774	17,284
The TJX Cos., Inc.	311,767	18,407
Ulta Beauty, Inc. (a)	70,732	18,950
Vail Resorts, Inc.	56,084	13,152
Yum China Holdings, Inc.	245,848	10,589
Yum! Brands, Inc.	147,896	15,643
		473,497
Consumer Staples (5.4%):
Church & Dwight Co., Inc.	213,525	15,848
Colgate-Palmolive Co.	220,146	16,242
Danone SA, ADR	1,193,478	19,036
Monster Beverage Corp. (a)	492,417	32,795
The Coca-Cola Co.	402,639	23,514
The Procter & Gamble Co.	192,164	23,948
Tyson Foods, Inc. Class A	256,026	21,155
		152,538
Electronic Equipment, Instruments & Components (1.1%):
Amphenol Corp. Class A	133,532	13,282
Keysight Technologies, Inc. (a)	182,525	16,973
		30,255
Energy (0.6%):
EOG Resources, Inc.	62,206	4,535
Schlumberger Ltd.	377,048	12,635
		17,170

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (2.2%):
FactSet Research Systems, Inc.	56,189	$16,076
MSCI, Inc.	85,991	24,577
SEI Investments Co.	314,516	20,525
		61,178
Health Care (16.0%):
Amgen, Inc.	69,595	15,036
Bluebird Bio, Inc. (a)	141,539	11,279
Bristol-Myers Squibb Co.	418,189	26,325
Cerner Corp.	255,826	18,376
Edwards Lifesciences Corp. (a)	106,423	23,398
Exact Sciences Corp. (a)	132,587	12,368
Illumina, Inc. (a)	59,408	17,232
Intuitive Surgical, Inc. (a)	29,552	16,543
IQVIA Holdings, Inc. (a)	130,707	20,293
Merck & Co., Inc.	373,934	31,949
Novartis AG, ADR	214,396	20,263
NOVO Nordisk AS, ADR	432,888	26,333
Regeneron Pharmaceuticals, Inc. (a)	71,965	24,319
Roche Holdings Ltd., ADR	695,442	29,069
Sage Therapeutics, Inc. (a)	108,820	7,213
The Cooper Cos., Inc.	42,067	14,593
UnitedHealth Group, Inc.	147,823	40,274
Varian Medical Systems, Inc. (a)	60,890	8,559
Veeva Systems, Inc. Class A (a)	178,422	26,158
Vertex Pharmaceuticals, Inc. (a)	141,205	32,061
Zoetis, Inc.	250,925	33,677
		455,318
Industrials (8.0%):
CoStar Group, Inc. (a)	54,272	35,439
Deere & Co.	130,348	20,671
Expeditors International of Washington, Inc.	303,250	22,149
IHS Markit Ltd. (a)	162,267	12,796
Ingersoll-Rand PLC	283,083	37,715
L3Harris Technologies, Inc.	117,561	26,020
Roper Technologies, Inc.	49,341	18,831
Union Pacific Corp.	103,516	18,573
Woodward, Inc.	184,000	21,401
Xylem, Inc.	140,778	11,496
		225,091
IT Services (11.9%):
Automatic Data Processing, Inc.	50,482	8,652
Black Knight, Inc. (a)	276,159	18,481
EPAM Systems, Inc. (a)	127,700	29,133
Euronet Worldwide, Inc. (a)	228,629	36,041
PayPal Holdings, Inc. (a)	428,936	48,851
Twilio, Inc. Class A (a)	222,236	27,633
Visa, Inc. Class A	853,319	169,784
		338,575

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (5.9%):
Broadcom, Inc.	27,855	$8,500
KLA Corp.	62,094	10,291
Lam Research Corp.	54,035	16,114
Marvell Technology Group Ltd.	587,718	14,129
Microchip Technology, Inc.	114,617	11,173
NVIDIA Corp.	341,142	80,657
QUALCOMM, Inc.	295,467	25,206
STMicroelectronics NV, NYS (b)	251,744	7,011
		173,081
Software (16.0%):
Autodesk, Inc. (a)	216,253	42,569
Fair Isaac Corp. (a)	70,692	28,445
Microsoft Corp.	884,091	150,498
Oracle Corp.	744,375	39,042
Proofpoint, Inc. (a)	145,712	17,895
RingCentral, Inc. Class A (a)	59,643	12,261
Salesforce.com, Inc. (a)	251,619	45,873
ServiceNow, Inc. (a)	201,010	67,988
The Trade Desk, Inc. Class A (a)	31,522	8,485
Workday, Inc. Class A (a)	231,828	42,803
		455,859
Technology Hardware, Storage & Peripherals (2.5%):
Apple, Inc.	227,610	70,448
Total Common Stocks (Cost $1,836,402)		2,804,213
Collateral for Securities Loaned^(0.0%) (c)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (d)	936,207	936
Total Collateral for Securities Loaned (Cost $936)		936
Total Investments (Cost $1,837,338) — 98.8%		2,805,149
Other assets in excess of liabilities — 1.2%		35,315
NET ASSETS — 100.00%		$2,840,464

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on January 31, 2020.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth Fund
Assets:
Investments, at value (Cost $1,837,338)	$2,805,149	(a)
Cash and cash equivalents	45,196
Receivables:
Interest and dividends	635
Capital shares issued	951
Investments sold	22,395
Reclaims	982
Prepaid expenses	10
Total assets	2,875,318
Liabilities:
Payables:
Collateral received on loaned securities	936
Investments purchased	30,002
Capital shares redeemed	1,557
Payable to Adviser	2
Accrued expenses and other payables:
Investment advisory fees	1,591
Administration fees	318
Custodian fees	90
Transfer agent fees	237
Compliance fees	—	(b)
Other accrued expenses	121
Total liabilities	34,854
Net Assets:
Capital	1,882,744
Total distributable earnings/(loss)	957,720
Net assets	$2,840,464
Net Assets:
Fund Shares	$1,704,790
Institutional Shares	1,135,674
Total	$2,840,464
Shares (unlimited number of shares authorized with no par value):
Fund Shares	63,993
Institutional Shares	42,741
Total	106,734
Net asset value, offering and redemption price per share: (c)
Fund Shares	$26.64
Institutional Shares	26.57

(a)  Includes $862 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Growth Fund
Investment Income:
Dividends	$9,538
Interest	411
Securities lending (net of fees)	96
Total Income	10,045
Expenses:
Investment advisory fees	8,888
Administration fees — Fund Shares	1,241
Administration fees — Institutional Shares	540
Sub-Administration fees	29
Custodian fees	65
Transfer agent fees — Fund Shares	772
Transfer agent fees — Institutional Shares	540
Trustees' fees	22
Compliance fees	8
Legal and audit fees	51
State registration and filing fees	35
Interest expense on interfund lending	— (a)
Other expenses	155
Total Expenses	12,346
Expenses waived/reimbursed by Adviser	(4)
Net Expenses	12,342
Net Investment Income (Loss)	(2,297)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(5,275)
Net change in unrealized appreciation/depreciation on investment securities	191,321
Net realized/unrealized gains (losses) on investments	186,046
Change in net assets resulting from operations	$183,749

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$(2,297)	$11,844
Net realized gains (losses) from investments	(5,275)	697,328
Net change in unrealized appreciation/depreciation on investments	191,321	(420,992)
Change in net assets resulting from operations	183,749	288,180
Distributions to Shareholders:
Fund Shares	(353,429)	(172,418)
Institutional Shares	(238,249)	(126,833)
Change in net assets resulting from distributions to shareholders	(591,678)	(299,251)
Change in net assets resulting from capital transactions	488,124	(134,407)
Change in net assets	80,195	(145,478)
Net Assets:
Beginning of period	2,760,269	2,905,747
End of period	$2,840,464	$2,760,269
Capital Transactions:
Fund Shares
Proceeds from shares issued	$64,385	$154,373
Distributions reinvested	347,843	170,170
Cost of shares redeemed	(140,384)	(221,811)
Total Fund Shares	$271,844	$102,732
Institutional Shares
Proceeds from shares issued	$89,560	$73,455
Distributions reinvested	238,149	126,793
Cost of shares redeemed	(111,429)	(437,387)
Total Institutional Shares	$216,280	$(237,139)
Change in net assets resulting from capital transactions	$488,124	$(134,407)
Share Transactions:
Fund Shares
Issued	2,178	5,086
Reinvested	13,475	6,270
Redeemed	(4,819)	(7,389)
Total Fund Shares	10,834	3,967
Institutional Shares
Issued	2,895	2,430
Reinvested	9,247	4,682
Redeemed	(3,840)	(13,944)
Total Institutional Shares	8,302	(6,832)
Change in Shares	19,136	(2,865)

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$31.54	(0.03	)(d)	1.94	1.91	(0.07)	(6.74)
Year Ended July 31, 2019	$32.15	0.12		2.80	2.92	(0.09)	(3.44)
Year Ended July 31, 2018	$28.65	0.07		4.18	4.25	(0.05)	(0.70)
Year Ended July 31, 2017	$25.53	0.09		4.31	4.40	(0.05)	(1.23)
Year Ended July 31, 2016	$25.91	0.10		1.19	1.29	(0.11)	(1.56)
Year Ended July 31, 2015	$23.62	0.28		3.73	4.01	(0.28)	(1.44)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$31.47	(0.02	)(d)	1.94	1.92	(0.08)	(6.74)
Year Ended July 31, 2019	$32.08	0.15		2.78	2.93	(0.10)	(3.44)
Year Ended July 31, 2018	$28.59	0.09		4.18	4.27	(0.08)	(0.70)
Year Ended July 31, 2017	$25.48	0.12		4.30	4.42	(0.08)	(1.23)
Year Ended July 31, 2016	$25.86	0.15		1.16	1.31	(0.13)	(1.56)
Year Ended July 31, 2015	$23.57	0.30		3.72	4.02	(0.29)	(1.44)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(6.81)	$26.64	6.83%	0.92%		(0.18)%	0.92%		$1,704,790	27%
Year Ended July 31, 2019	(3.53)	$31.54	10.90%	0.90	%(e)	0.41%	0.90	%(e)	$1,676,470	70	%(f)
Year Ended July 31, 2018	(0.75)	$32.15	14.99%	0.97	%(e)	0.33%	0.97	%(e)	$1,581,693	19%
Year Ended July 31, 2017	(1.28)	$28.65	18.04%	1.09	%(e)	0.36%	1.09	%(e)	$1,375,305	17%
Year Ended July 31, 2016	(1.67)	$25.53	5.25%	1.11	%(e)	0.36%	1.11	%(e)	$1,143,344	18%
Year Ended July 31, 2015	(1.72)	$25.91	17.50%	1.08	%(e)(g)	0.25%	1.11	%(e)	$1,262,075	31%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(6.82)	$26.57	6.85%	0.88%		(0.15)%	0.88%		$1,135,674	27%
Year Ended July 31, 2019	(3.54)	$31.47	10.94%	0.85	%(e)	0.47%	0.85	%(e)	$1,083,799	70	%(f)
Year Ended July 31, 2018	(0.78)	$32.08	15.07%	0.92	%(e)	0.39%	0.92	%(e)	$1,324,054	19%
Year Ended July 31, 2017	(1.31)	$28.59	18.14%	1.01	%(e)	0.43%	1.01	%(e)	$1,299,751	17%
Year Ended July 31, 2016	(1.69)	$25.48	5.34%	1.02	%(e)	0.47%	1.02	%(e)	$1,012,360	18%
Year Ended July 31, 2015	(1.73)	$25.86	17.57%	1.01	%(e)	0.31%	1.01	%(e)	$865,996	31%

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Prior to December 1, 2014, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average daily net assets.

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or the over-the-counter markets, are valued

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,804,213	$—	$—	$2,804,213
Collateral for Securities Loaned	936	—	—	936
Total	$2,805,149	$—	$—	$2,805,149

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$862	$—	$936

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding	U.S Government Securities
Purchases	Sales
$718,773	$798,192

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.1%
USAA Cornerstone Equity Fund	0.4%
USAA Target Retirement Income Fund	0.1%
USAA Target Retirement 2020 Fund	0.3%
USAA Target Retirement 2030 Fund	1.6%
USAA Target Retirement 2040 Fund	2.2%
USAA Target Retirement 2050 Fund	1.4%
USAA Target Retirement 2060 Fund	0.2%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of each class within the Lipper Large-Cap Growth Funds category.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)	Annual Adjustment Rate (in basis points)[1]
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1 Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. ("Loomis Sayles") and Renaissance Investment Management ("Renaissance"), under which Loomis Sayles and Renaissance each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.92% and 0.88% for Fund Shares and Institutional Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$4

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,775	1	2.17%	$2,775

*  For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

19

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,068.30	$1,020.51	$4.78	$4.67	0.92%
Institutional Shares	1,000.00	1,068.50	1,020.71	4.58	4.47	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23420-0320

JANUARY 31, 2020

Semi Annual Report

USAA High Income Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	26
Notes to Financial Statements	30
Supplemental Information	40
Expense Examples	40
Proxy Voting and Portfolio Holdings Information	40
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA High Income Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA High Income Fund seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

Top 10 Holdings*

1/31/20

(% of Net Assets)

iShares iBoxx High Yield Corporate Bond ETF	3.2%
SPDR Bloomberg Barclays High Yield Bond ETF	3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.3%
NuStar Logistics LP	1.2%
Sprint Corp.	1.0%
CHS, Inc.	1.0%
Dairy Farmers of America, Inc.	1.0%
Altice Luxembourg SA	0.9%
HCA, Inc.	0.8%
Petroleos Mexicano	0.8%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA High Income Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:

1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA High Income Fund (continued)	January 31, 2020

  (Unaudited)

Portfolio Ratings Mix*
1/31/20
(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

4

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (0.1%)
NP SPE II LLC, Series 2019-2A Class C1, 6.44%, 11/19/49 (a)	$2,929	$2,954
Total Asset Backed Securities (Cost $2,928)		2,954
Collateralized Mortgage Obligations (0.2%)
Banc of America Commercial Mortgage Trust, Series 2008-1 Class AJ, 6.79%, 2/10/51 (b)	163	171
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26 Class AJ, 5.56%, 1/12/45, Callable 2/8/22 @ 100 (b)	5,000	4,065
CHL Mortgage Pass-Through Trust, Series 2004-25 Class 1A6, 2.62%(LIBOR01M+96bps), 2/25/35, Callable 2/25/20 @ 100 (c)	2,228	652
Credit Suisse Commercial Mortgage Trust, Series 2007-C1 Class AMFL, 1.86%(LIBOR01M+19bps), 2/15/40 (c)	50	48
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1 Class AX, 2.11%, 5/17/40, Callable 3/11/20 @ 100 (b)	79	2
Total Collateralized Mortgage Obligations (Cost $6,341)		4,938
Common Stocks (2.6%)
Communication Services (0.5%):
AT&T, Inc.	50,503	1,899
CenturyLink, Inc.	63,000	861
Clear Channel Outdoor Holdings, Inc. (d)	163,905	447
Comcast Corp. Class A	77,900	3,365
Iheartmedia, Inc. Class A (d) (e)	69,703	1,232
Verizon Communications, Inc.	28,650	1,703
		9,507
Consumer Discretionary (0.0%): (f)
Las Vegas Sands Corp. (g)	13,500	882
Consumer Staples (0.1%):
Kimberly-Clark Corp.	11,242	1,610
Energy (0.4%):
BP PLC, ADR	53,764	1,942
GenOn Energy, Inc. (d) (h) (i)	16,168	3,234
Nine Point Energy (d) (h) (i)	21,663	22
Nine Point Energy Holdings, Inc. (d) (h) (i)	464	46
Paragon Litigation Class B (d) (h) (i)	2,542	1
Paragon Litigation Class A (d) (h) (i)	3,813	57
Royal Dutch Shell PLC, ADR	32,263	1,683
Thunderbird Resources (d) (h) (i)	22,883	2
		6,987
Financials (0.6%):
CME Group, Inc.	24,700	5,364
JPMorgan Chase & Co.	18,507	2,450
KeyCorp	111,918	2,094
MetLife, Inc.	21,952	1,091
MFA Financial, Inc.	129,100	1,007

See notes to financial statements.

5

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Prospect Capital Corp. (e)	202,933	$1,321
Regions Financial Corp.	109,207	1,700
Synchrony Financial	13,639	442
		15,469
Health Care (0.4%):
AbbVie, Inc.	22,300	1,807
CVS Health Corp.	18,400	1,248
Johnson & Johnson	16,562	2,466
Merck & Co., Inc.	30,900	2,640
		8,161
Industrials (0.1%):
United Airlines Holdings, Inc. (d)	23,000	1,720
Information Technology (0.2%):
Microsoft Corp. (g)	18,200	3,098
Materials (0.2%):
LyondellBasell Industries NV Class A	19,215	1,496
Newmont Corp.	33,650	1,516
		3,012
Real Estate (0.1%):
Crown Castle International Corp.	17,000	2,547
Total Common Stocks (Cost $37,757)		52,993
Preferred Stocks (3.7%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	$200,000	5,150
Consumer Staples (1.8%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (j)	200,000	5,570
CHS, Inc., cumulative redeemable, Series 2, 7.10%(LIBOR03M+429bps) (c) (j)	400,000	11,240
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (j)	200,000	20,000
		36,810
Energy (1.3%):
NuStar Logistics LP, 8.57%(LIBOR03M+673bps), 1/15/43 (c) (e) (g)	937,213	24,809
Financials (0.1%):
American Overseas Group Ltd., non-cumulative, Series A, 5.66%(LIBOR03M+356bps), 12/15/66 (c) (h) (i)	3,000	750
US Bancorp, non-cumulative, Series A, 3.50%(LIBOR03M+102bps) (c) (j)	3,399	2,992
		3,742
Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (j)	53,362	3,388
Total Preferred Stocks (Cost $71,337)		73,899

See notes to financial statements.

6

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)
Security Description	Shares or Principal Amount	Value
Convertible Preferred Stocks (0.0%) (f)
Financials (0.0%): (f)
Ditech Holding Corp. (h) (j) (k)	928	$—	(l)
Total Convertible Preferred Stock (Cost $1,735)		—	(l)
Senior Secured Loans (4.2%)
Abe Investment Holdings, Inc., 1st Lien Term Loan B, 6.31%(LIBOR01M+450bps), 2/19/26 (c)	$2,974	2,946
Academy Ltd., 1st Lien Term Loan B, 5.78%(LIBOR01M+400bps), 7/2/22 (c)	9,720	7,769
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 8.30%(LIBOR01M+650bps), 7/25/22 (c)	5,000	4,547
Avaya, Inc., 1st Lien Term Loan B, 5.93%(LIBOR01M+425bps), 12/15/24 (c)	2,691	2,631
Bass Pro Group LLC, Term Loan B, 6.80%(LIBOR01M+500bps), 12/16/23 (c)	6,957	6,924
California Resources Corp., 6.40%(LIBOR01M+475bps), 12/31/22 (c)	2,000	1,804
Cengage Learning, Inc., 1st Lien Term Loan B, 6.05%(LIBOR01M+425bps), 6/7/23 (c)	2,888	2,751
Chesapeake Energy Corp., 9.93%(LIBOR03M+800bps), 6/9/24 (c) (m)	5,000	5,019
CITGO Petroleum Corp., 6.94%(LIBOR03M+500bps), 3/22/24 (c)	2,382	2,382
Envision Healthcare Corp., 1st Lien Term Loan B, 5.55%(LIBOR01M+375bps), 10/11/25 (c)	4,950	4,151
H-Food Holdings LLC, 1st Lien Term Loan, 5/31/25 (m) (s)	2,000	1,977
Intelsat Jackson Holdings SA, 1st Lien Term Loan B5, 6.63%(LIBOR+663bps), 1/2/24 (c)	1,000	1,008
Lucid Energy Group II Borrower LLC, 1st Lien Term Loan, 4.80%(LIBOR01M+300bps), 2/18/25 (c)	4,950	4,613
Mallinckrodt International Finance SA, 1st Lien Term Loan B, 4.69%(LIBOR03M+275bps), 9/24/24 (c)	5,000	4,176
McDermott Technology Americas, Inc., DIP 11.90%(LIBOR03M+1000bps), 10/21/21 (c) (k) (m)	1,143	1,234
McDermott Technology Americas, Inc., 1st Lien Term Loan B, 6.94%(LIBOR03M+500bps), 5/10/25 (c) (k)	1,985	1,218
Mitchell International, Inc., 9.05%(LIBOR01M+725bps), 12/1/25 (c)	5,000	4,850
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, 7.73%(LIBOR01M+600bps), 10/25/23 (c)	6,949	5,877
NPC International, Inc., 2nd Lien Term Loan, 9.43%(LIBOR03M+750bps), 4/18/25 (c)	3,000	86
PetSmart, Inc., 1st Lien Term Loan B2, 5.67%(LIBOR01M+400bps), 3/10/22 (c)	1,541	1,536
Pregis TopCo Corp., 1st Lien Term Loan B, 5.80%(LIBOR01M+400bps), 7/25/26 (c)	1,500	1,500
Quicksilver Resources, Inc., 6/21/19 (h) (s)	3,993	6
Serta Simmons Bedding LLC, 2nd Lien Term Loan, 9.66%(LIBOR01M+800bps), 11/8/24 (c)	3,048	900
Team Health Holdings, Inc., 1st Lien Term Loan B, 4.55%(LIBOR01M+275bps), 2/6/24 (c)	5,973	4,764
Veritas US, Inc., 1st Lien Term Loan B, 6.30%(LIBOR01M+450bps), 1/27/23 (c)	1,343	1,278

See notes to financial statements.

7

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Veritas US, Inc., 1st Lien Term Loan B, 6.44%(LIBOR03M+450bps) (c)	$258	$246
Versant Health Holdco, Inc., 2nd Lien Term Loan, 8.55%(LIBOR01M+675bps), 12/1/25 (c)	4,500	4,508
WaterBridge Midstream Operating LLC, 1st Lien Term Loan B, 7.83%(LIBOR06M+575bps), 6/21/26 (c)	2,993	2,944
Wok Holdings, Inc., 1st Lien Term Loan B, 8.17%(LIBOR06M+625bps), 3/1/26 (c)	2,978	2,425
Total Senior Secured Loans (Cost $97,723)		86,070
Corporate Bonds (56.9%)
Communication Services (10.9%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (e)	6,000	5,176
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	25,000	25,697
CenturyLink, Inc. 7.50%, 4/1/24, Callable 1/1/24 @ 100	5,000	5,651
7.65%, 3/15/42	6,621	7,147
Cincinnati Bell, Inc. 7.00%, 7/15/24, Callable 3/9/20 @ 105.25 (a)	6,000	6,277
8.00%, 10/15/25, Callable 10/15/20 @ 106 (a)	4,000	4,260
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,667	1,717
CSC Holdings LLC 5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000	1,066
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000	3,410
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500	5,013
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	11,000	11,818
Dish DBS Corp. 5.00%, 3/15/23	5,000	5,084
5.88%, 11/15/24	6,000	6,073
7.75%, 7/1/26	7,000	7,350
Embarq Corp., 8.00%, 6/1/36	5,000	5,554
Frontier Communications Corp. 11.00%, 9/15/25, Callable 6/15/25 @ 100	10,000	4,587
8.50%, 4/1/26, Callable 4/1/21 @ 106.38 (a)	4,000	4,086
9.00%, 8/15/31	9,000	4,115
Getty Images, Inc., 9.75%, 3/1/27, Callable 3/1/22 @ 104.88 (a)	1,500	1,508
Iheartcommunications, Inc. 6.38%, 5/1/26, Callable 5/1/22 @ 103.19 (e)	394	427
8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,714	4,042
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	5,000	5,153
National CineMedia LLC, 5.75%, 8/15/26, Callable 8/15/21 @ 102.88	5,000	4,956
Netflix, Inc. 4.88%, 4/15/28	5,000	5,344
3.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	2,500	2,611
Nexstar Escrow, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	3,000	3,155
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 2/15/23, Callable 3/9/20 @ 103.44 (a)	3,000	3,076

See notes to financial statements.

8

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 6/1/20 @ 103.38 (a) (e)	$5,000	$4,852
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41 (a)	1,000	1,050
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)	8,000	8,214
Sprint Corp. 7.63%, 2/15/25, Callable 11/15/24 @ 100 (g)	20,000	20,921
7.63%, 3/1/26, Callable 11/1/25 @ 100	10,000	10,441
T-Mobile USA, Inc. 6.50%, 1/15/24, Callable 2/18/20 @ 102.17	5,000	5,134
6.00%, 4/15/24, Callable 2/18/20 @ 104.5	5,000	5,163
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	10,000	10,641
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22, Callable 3/9/20 @ 104.44 (a)	2,500	2,328
Windstream Services LLC/Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (a) (k) (n)	3,000	1,150
Zayo Group LLC/Zayo Capital, Inc. 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	5,000	5,114
5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (a)	500	511
		219,872
Consumer Discretionary (6.9%):
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 8/1/25, Callable 8/1/20 @ 105.06 (a)	4,000	4,130
9.88%, 4/1/27, Callable 4/1/22 @ 107.41 (a)	2,000	2,303
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63 (a)	10,000	10,926
CEC Entertainment, Inc., 8.00%, 2/15/22, Callable 3/9/20 @ 100	5,000	4,932
Sports Group LLC, 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (a) (e)	3,000	2,808
Eldorado Resorts, Inc. 7.00%, 8/1/23, Callable 3/9/20 @ 103.5	2,000	2,076
6.00%, 4/1/25, Callable 4/1/20 @ 104.5	2,500	2,620
Ford Motor Co., 6.63%, 10/1/28	10,000	11,450
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (a)	10,000	10,528
L Brands, Inc., 6.95%, 3/1/33	5,000	4,519
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a)	2,500	2,638
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71 (a)	3,000	3,090
Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06 (a)	3,000	3,217
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22, Callable 2/24/20 @ 100 (a)	4,733	4,530
Newell Brands, Inc., 5.37%, 4/1/36, Callable 10/1/35 @ 100 (o)	3,500	3,840
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	7,500	8,063
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (a) (e)	3,000	2,149
PetSmart, Inc. 7.13%, 3/15/23, Callable 3/9/20 @ 103.56 (a)	5,000	4,980
8.88%, 6/1/25, Callable 6/1/20 @ 104.44 (a) (e)	3,000	3,075
5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (a)	1,670	1,719
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	10,000	10,796
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	5,469
Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.98 (a) (e)	5,000	5,060
The Men's Wearhouse, Inc., 7.00%, 7/1/22, Callable 3/9/20 @ 101.75 (e)	5,162	5,086

See notes to financial statements.

9

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (a)	$3,000	$2,730
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	3,000	3,130
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25, Callable 8/15/20 @ 104.97	5,000	5,232
Williams Scotsman International, Inc., 6.88%, 8/15/23, Callable 8/15/20 @ 103.44 (a)	3,000	3,151
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,274
		138,521
Consumer Staples (2.2%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 3/9/20 @ 104.31	12,000	12,450
Constellation Merger Sub, Inc., 8.50%, 9/15/25, Callable 9/15/20 @ 104.25 (a) (e)	3,000	2,732
Coty, Inc., 6.50%, 4/15/26, Callable 4/15/21 @ 104.88 (a) (e)	5,000	5,251
Energizer Holdings, Inc., 7.75%, 1/15/27, Callable 1/15/22 @ 103.88 (a)	3,000	3,318
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 6/1/21 @ 104.25 (a)	4,000	3,531
JBS Investments II GMBH, 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,500	1,585
JBS USA Lux SA/JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 3/9/20 @ 102.94 (a)	3,000	3,086
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	3,229
Pilgrim's Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (a)	3,000	3,189
Post Holdings, Inc. 5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (a)	3,000	3,166
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a) (e)	2,500	2,652
		44,189
Energy (7.4%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 5/1/20 @ 105.63 (a) (e)	5,000	4,325
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (a)	3,000	2,345
Antero Resources Corp., 5.63%, 6/1/23, Callable 3/9/20 @ 102.81	3,000	2,158
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22, Callable 3/9/20 @ 101.53 (a)	5,000	4,892
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	12,754	11,737
California Resources Corp., 8.00%, 12/15/22, Callable 3/9/20 @ 102 (a)	2,662	903
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 7/15/20 @ 106.19	3,000	3,061
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (a)	1,000	1,075
Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 3/9/20 @ 101.56 (a)	1,875	1,900
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 11/15/21 @ 105.5 (a) (e)	5,000	3,489
CSI Compressco LP/CSI Compressco Finance, Inc., 7.25%, 8/15/22, Callable 3/9/20 @ 101.81	5,000	4,716
Diamond Offshore Drilling, Inc., 7.88%, 8/15/25, Callable 5/15/25 @ 100 (e)	3,500	2,852
Energy Transfer Operating LP 7.13%(H15T5Y+531bps), Callable 5/15/30 @ 100 (c) (j)	3,000	3,055
4.93%(LIBOR03M+302bps), 11/1/66, Callable 3/16/20 @ 100 (c)	3,000	2,449
Enlink Midstream Partners LP, 6.00%(LIBOR03M+411bps), Callable 12/15/22 @ 100 (c) (j)	7,000	4,887

See notes to financial statements.

10

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC, 4.68%(LIBOR03M+278bps), 6/1/67, Callable 3/9/20 @ 100 (c)	$3,000	$2,931
Enterprise TE Partners LP, 4.68%(LIBOR03M+278bps), 6/1/67, Callable 3/9/20 @ 100 (c)	3,000	2,798
EQT Corp., 7.00%, 2/1/30, Callable 10/1/29 @ 100	1,821	1,603
GenOn Energy, Inc., 9.88%, 10/15/20 (h)	7,000	—
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	2,000	2,064
Highpoint Operating Corp., 7.00%, 10/15/22, Callable 3/9/20 @ 101.17 (e)	6,000	5,689
Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	3,000	2,663
Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, 2/15/21, Callable 3/9/20 @ 100	3,000	2,759
MPLX LP, 6.88%(LIBOR03M+465bps), Callable 2/15/23 @ 100 (c) (j)	5,000	5,040
Murphy Oil Corp. 6.88%, 8/15/24, Callable 3/9/20 @ 105.16	4,000	4,180
5.75%, 8/15/25, Callable 8/15/20 @ 104.31	3,000	3,087
Nabors Industries, Inc., 5.75%, 2/1/25, Callable 11/1/24 @ 100	3,500	2,898
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 6/30/25, Callable 10/30/21 @ 104.56 (a) (e)	500	449
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 4/15/26, Callable 4/15/22 @ 103.75 (a)	5,000	4,851
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 6/15/20 @ 105.44	5,000	5,315
Petroleos Mexicanos, 6.63%, 6/15/35	15,000	15,663
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (e)	5,000	3,902
Rex Energy Corp., 8.00%, 10/1/20 (i)	2,408	18
Rowan Companies, Inc., 7.38%, 6/15/25, Callable 3/15/25 @ 100	3,500	2,218
Southern Union Co., 4.93%(LIBOR03M+302bps), 11/1/66, Callable 3/9/20 @ 100 (c)	2,000	1,469
Southwestern Energy Co. 4.10%, 3/15/22, Callable 12/15/21 @ 100 (e)	3,000	2,950
6.20%, 1/23/25, Callable 10/23/24 @ 100 (o)	7,000	5,821
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (e)	2,000	1,669
SRC Energy, Inc., 6.25%, 12/1/25, Callable 12/1/20 @ 104.69	5,000	5,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	4,000	4,071
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100	7,000	3,942
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	3,000	3,453
		150,390
Financials (8.3%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 8/15/21 @ 102.44 (a)	7,000	6,602
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,136
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (a)	4,000	4,371
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,129
Bank OZK, 5.50%(LIBOR03M+443bps), 7/1/26, Callable 7/1/21 @ 100 (c)	5,000	5,177
Credit Acceptance Corp. 5.13%, 12/31/24, Callable 12/31/21 @ 102.56 (a)	4,000	4,181
6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (a)	9,750	10,561
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,707

See notes to financial statements.

11

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Flex Acquisition Co., Inc. 6.88%, 1/15/25, Callable 3/9/20 @ 103.44 (a)	$3,150	$3,165
7.88%, 7/15/26, Callable 7/15/21 @ 103.94 (a)	2,000	2,038
Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	10,000	10,464
Genworth Holdings, Inc., 3.91%(LIBOR03M+200bps), 11/15/66, Callable 2/24/20 @ 100 (c)	3,000	1,890
HUB International Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5 (a)	5,000	5,166
ILFC E-Capital Trust II, 4.15%, 12/21/65, Callable 3/9/20 @ 100 (a)	5,362	4,425
LABL Escrow Issuer LLC 6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,073
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a)	2,000	2,120
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (i) (n)	1,000	13
Lehman Brothers Treasury Co. BV, MTN (j) (p)	1,447	15
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,352
Navient Corp. 6.75%, 6/25/25 (e)	7,000	7,643
6.75%, 6/15/26	5,000	5,445
5.63%, 8/1/33, MTN	13,000	11,860
PPL Capital Funding, Inc., 4.63%(LIBOR03M+267bps), 3/30/67, Callable 3/16/20 @ 100 (c)	5,000	4,883
Prudential Financial, Inc., 5.20%(LIBOR03M+304bps), 3/15/44, Callable 3/15/24 @ 100 (c)	5,000	5,336
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (a) (e)	1,500	1,476
SBL Holdings, Inc., 5.13%, 11/13/26, Callable 9/13/26 @ 100 (a)	5,000	5,133
Springleaf Finance Corp. 7.13%, 3/15/26	9,000	10,339
6.63%, 1/15/28, Callable 7/15/27 @ 100	1,000	1,128
5.38%, 11/15/29, Callable 5/15/29 @ 100	3,500	3,642
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	10,714
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,780	4,446
The Hartford Financial Services Group, Inc., 4.03%(LIBOR03M+213bps), 2/12/67, Callable 3/16/20 @ 100 (a) (c)	5,000	4,813
Zenith National Insurance Capital Trust I, 8.55%, 8/1/28 (a)	2,000	2,402
		164,845
Health Care (6.4%):
Bausch Health Cos., Inc. 5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	3,133	3,169
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)	13,370	13,608
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31 (a)	1,500	1,616
CHS, Inc. 6.88%, 2/1/22, Callable 3/9/20 @ 100 (e)	3,339	3,055
8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	20,000	20,865
CHS/Community Health System, 6.63%, 2/15/25, Callable 2/15/22 @ 103.31 (a) (m)	6,000	6,058
DaVita, Inc. 5.13%, 7/15/24, Callable 2/24/20 @ 102.56	3,000	3,067
5.00%, 5/1/25, Callable 5/1/20 @ 102.5	5,000	5,119
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,127
Encompass Health Corp., 5.75%, 9/15/25, Callable 9/15/20 @ 102.88	2,000	2,090

See notes to financial statements.

12

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	$14,500	$16,802
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (a)	5,000	5,096
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	1,000	1,017
Par Pharmaceutical, Inc., 7.50%, 4/1/27, Callable 4/1/22 @ 105.63 (a)	5,250	5,332
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 3/9/20 @ 106.19 (a)	10,000	10,501
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	5,000	5,400
Tenet Healthcare Corp. 6.75%, 6/15/23	14,000	15,186
7.00%, 8/1/25, Callable 8/1/20 @ 103.5 (e)	6,425	6,674
		127,782
Industrials (5.0%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,500	3,253
Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5 (a)	1,000	1,036
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 3/9/20 @ 103.69 (a)	3,000	2,402
Aptim Corp., 7.75%, 6/15/25, Callable 6/15/20 @ 103.88 (a) (e)	3,312	2,070
Arconic, Inc., 5.95%, 2/1/37	5,000	5,574
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34 (a)	4,000	4,023
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	2,333	2,556
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	3,000	3,117
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 1/15/22 @ 103.13 (a)	3,000	3,087
General Electric Co., 5.00%(LIBOR03M+333bps), Callable 1/21/21 @ 100 (c) (j)	5,000	4,968
H&E Equipment Services, Inc., 5.63%, 9/1/25, Callable 9/1/20 @ 104.22	2,000	2,089
Hertz Corp. 7.63%, 6/1/22, Callable 3/9/20 @ 103.81 (a)	2,000	2,071
6.00%, 1/15/28, Callable 1/15/23 @ 103 (a)	5,000	5,043
IAA, Inc., 5.50%, 6/15/27, Callable 6/15/22 @ 102.75 (a)	2,250	2,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 (a)	4,000	4,013
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 4/15/21 @ 105.34 (a)	3,000	3,218
Matthews International C, 5.25%, 12/1/25, Callable 12/1/20 @ 103.94 (a)	3,500	3,509
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	8,000	7,896
RR Donnelley & Sons Co., 6.00%, 4/1/24	3,000	3,061
Textron Financial Corp., 3.64%(LIBOR03M+174bps), 2/15/42, Callable 2/24/20 @ 100 (a) (c)	5,000	4,098
Titan International, Inc., 6.50%, 11/30/23, Callable 3/9/20 @ 104.88	3,000	2,657
TransDigm, Inc. 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	5,471
5.50%, 11/15/27, Callable 11/15/22 @ 102.75 (a)	9,000	9,064
United Rentals North America, Inc., 5.50%, 5/15/27, Callable 5/15/22 @ 102.75	3,000	3,192
Univar Solutions USA, Inc., 5.13%, 12/1/27, Callable 12/1/22 @ 102.56 (a)	1,000	1,040
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (a)	3,000	3,090
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (a)	5,333	5,761
Zekelman Industries, Inc., 9.88%, 6/15/23, Callable 3/9/20 @ 104.94 (a)	1,198	1,259
		101,011

See notes to financial statements.

13

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (1.9%):
CommScope Technologies LLC 6.00%, 6/15/25, Callable 6/15/20 @ 103 (a)	$6,000	$5,746
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)	12,000	10,814
GTT Communications, Inc., 7.88%, 12/31/24, Callable 3/9/20 @ 105.91 (a)	1,000	780
Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.5 (a)	1,500	1,557
NCR Corp., 6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	1,500	1,637
Refinitiv US Holdings, 6.25%, 5/15/26, Callable 11/15/21 @ 103.13 (a)	3,000	3,251
Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24, Callable 3/9/20 @ 105.25 (a)	3,500	3,709
Sophia, LP/Sophia Finance, Inc., 9.00%, 9/30/23, Callable 3/9/20 @ 102.25 (a)	6,000	6,163
Veritas US, Inc., 10.50%, 2/1/24, Callable 2/18/20 @ 105.25 (a) (e)	1,500	1,380
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100	3,000	3,202
		38,239
Materials (5.2%):
AK Steel Corp., 6.38%, 10/15/25, Callable 10/15/20 @ 103.19 (e)	7,417	7,284
Allegheny Ludlum LLC, 6.95%, 12/15/25	10,456	11,151
Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	500	510
Bway Holding Co., 7.25%, 4/15/25, Callable 4/15/20 @ 103.63 (a)	10,000	9,951
Compass Minerals International, Inc., 6.75%, 12/1/27, Callable 12/1/22 @ 103.38 (a)	4,000	4,286
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	10,190
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25, Callable 4/15/20 @ 105.25 (a)	3,000	3,060
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 3/9/20 @ 104.5 (a)	8,000	7,676
New Enterprise Stone & Lime Co., Inc.
10.13%, 4/1/22, Callable 3/9/20 @ 107.59 (a)	2,000	2,101
6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (a)	1,000	1,048
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	5,000	5,026
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	5,000	5,090
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (a) (e)	3,000	2,643
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 3/16/20 @ 103.5 (a)	3,250	3,346
Sealed Air Corp., 6.88%, 7/15/33 (a)	3,000	3,565
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25, Callable 6/15/20 @ 105.63 (a)	5,000	4,831
The Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	3,000	2,601
United States Steel Corp., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (e)	10,000	8,439
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 7/15/20 @ 104.31 (a)	5,000	4,625
Warrior Met Coal LLC, 8.00%, 11/1/24, Callable 11/1/20 @ 104 (a)	7,000	7,279
		104,702
Real Estate (0.8%):
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	1,031
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,279
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 3/9/20 @ 105.34 (a) (e)	2,000	1,584
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a) (m)	750	760
Washington Prime Group LP, 5.95%, 8/15/24, Callable 6/15/24 @ 100 (e)	10,000	8,915
		15,569

See notes to financial statements.

14

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (1.9%):
Calpine Corp. 5.75%, 1/15/25, Callable 3/9/20 @ 102.88	$10,000	$10,275
4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	2,974
Genesis Energy LP, 6.50%, 10/1/25, Callable 10/1/20 @ 104.88	4,000	3,893
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28, Callable 2/1/23 @ 105.81	3,500	3,528
NRG Energy, Inc. 7.25%, 5/15/26, Callable 5/15/21 @ 103.63	1,500	1,623
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,232
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)	3,000	3,077
Vistra Energy Corp., 5.88%, 6/1/23, Callable 3/9/20 @ 101.96	5,000	5,105
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,150
		38,857
Total Corporate Bonds (Cost $1,121,727)		1,143,977
Yankee Dollar (19.3%)
Communication Services (2.2%):
Altice France SA 7.38%, 5/1/26, Callable 5/1/21 @ 103.69 (a)	10,000	10,665
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (a)	4,000	4,477
Altice Luxembourg SA, 7.63%, 2/15/25, Callable 3/9/20 @ 103.81 (a)	16,500	17,182
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)	5,000	4,976
Digicel Ltd., 6.00%, 4/15/21, Callable 3/9/20 @ 100 (a)	3,500	2,771
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	6,197
		46,268
Consumer Discretionary (1.2%):
Brookfield Residential Properties, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19 (a)	3,000	3,113
Cirsa Finance International S.A.R.L, 7.88%, 12/20/23, Callable 6/20/20 @ 103.94 (a)	2,702	2,853
IHO Verwaltungs GMBH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a) (t)	3,000	3,279
Mattamy Group Corp., 6.50%, 10/1/25, Callable 10/1/20 @ 104.88 (a)	1,250	1,337
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	3,000	3,014
Wynn Macau Ltd., 5.13%, 12/15/29, Callable 12/15/24 @ 102.56 (a) (e)	3,000	2,975
YPSO Finance BIS SA, 6.00%, 2/15/28 (m)	10,000	9,891
		26,462
Consumer Staples (0.9%):
Avon International Capital PLC, 6.50%, 8/15/22, Callable 3/16/20 @ 103.94 (a)	7,000	7,255
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	6,000	6,659
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)	3,000	3,167
NBM US Holdings, Inc., 7.00%, 5/14/26, Callable 5/14/22 @ 103.5	800	858
		17,939

See notes to financial statements.

15

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (2.7%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a) (m)	$3,000	$2,920
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (a)	3,060	3,318
Meg Energy Corp., 7.00%, 3/31/24, Callable 3/9/20 @ 102.33 (a)	8,000	8,063
Noble Holding International Ltd., 7.95%, 4/1/25, Callable 1/1/25 @ 100	4,250	2,034
Petrobras Global Finance BV, 5.75%, 2/1/29	4,093	4,727
Petroleos Maxicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100 (a)	3,000	3,046
Petroleos Mexicanos 6.50%, 3/13/27	2,000	2,166
6.84%, 1/23/30, Callable 10/23/29 @ 100 (a)	6,000	6,510
Tecpetrol SA, 4.88%, 12/12/22, Callable 12/12/20 @ 102.44 (a) (e)	5,000	4,916
Transocean, Inc. 9.00%, 7/15/23 (a)	4,000	4,293
7.50%, 1/15/26, Callable 1/15/21 @ 105.63 (a)	4,000	3,728
7.50%, 4/15/31	3,750	2,733
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a) (e)	5,000	4,591
		53,045
Financials (4.4%):
Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	5,000	4,950
Altice Finco SA, 7.63%, 2/15/25, Callable 3/9/20 @ 103.81 (a)	11,500	11,959
BBVA Bancomer SA, 5.88%(H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a) (c)	4,500	5,015
Deutsche Bank AG 4.50%, 4/1/25	5,000	5,155
4.30%(USSW5+225bps), 5/24/28, Callable 5/24/23 @ 100 (c)	2,000	1,979
4.87%(USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	14,000	13,958
Intelsat Jackson Holdings SA 5.50%, 8/1/23, Callable 3/9/20 @ 101.83	5,000	4,014
8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (a)	5,000	4,204
9.75%, 7/15/25, Callable 7/15/21 @ 104.88 (a)	5,000	4,259
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	5,000	5,534
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (c)	5,000	5,281
Rede D'or Finance Sarl, 4.50%, 1/22/30, Callable 10/22/29 @ 100 (a)	3,000	3,021
Royal Bank of Scotland Group PLC, 4.26%(LIBOR03M+232bps), Callable 9/30/27 @ 100 (c) (j)	5,000	4,999
Schahin II Finance Co. SPV Ltd. 8.00%, 5/25/20 (a) (h)	135	125
5.88%, 9/25/22 (i) (n)	5,212	337
Transcanada Trust, 5.63%(LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (c)	3,000	3,162
UniCredit SpA, 7.30%(USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a) (c)	10,000	11,813
		89,765
Health Care (1.0%):
Bausch Health Cos., Inc. 6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (a)	5,000	5,154
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	5,000	5,620

See notes to financial statements.

16

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 6.75%, 3/1/28, Callable 12/1/27 @ 100 (e)	$5,000	$5,217
4.10%, 10/1/46	5,000	3,843
		19,834
Industrials (1.6%):
Bombardier, Inc. 7.50%, 3/15/25, Callable 3/16/20 @ 103.75 (a)	15,000	14,502
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a)	10,000	9,504
Latam Airlines Pass Through Trust B, 4.50%, 8/15/25	3,059	3,065
Norwe Air Shuttle ASA, 7.50%, 5/10/25 (a)	3,667	3,779
		30,850
Materials (4.1%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	4,000	4,218
ArcelorMittal, 7.00%, 10/15/39	10,000	12,642
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/18/20 @ 104.5 (a)	3,000	3,134
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	3,197
Eldorado Gold Corp., 9.50%, 6/1/24, Callable 12/1/21 @ 107.13 (a)	3,000	3,223
First Quantum Minerals Ltd. 7.50%, 4/1/25, Callable 4/1/20 @ 105.63 (a)	10,000	9,828
6.88%, 3/1/26, Callable 3/1/21 @ 105.16 (a)	3,000	2,911
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109 (a)	3,000	3,050
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,261
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,276
New Gold, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 104.78 (a)	1,394	1,311
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	3,200	3,980
Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, 10/1/26, Callable 10/1/21 @ 104 (a) (e)	5,000	5,249
Teck Resources Ltd., 6.13%, 10/1/35	10,000	11,873
Vedanta Resources Ltd. 8.25%, 6/7/21 (a)	5,000	5,167
6.38%, 7/30/22 (a) (e)	3,000	2,929
		81,249
Sovereign Bond (0.2%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a) (e)	3,000	3,394
Utilities (1.0%):
AES Gener SA, 7.13%(USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a) (c)	5,000	5,368
Electricite de France SA, 5.25%(USSW10+371bps), Callable 1/29/23 @ 100 (a) (c) (j)	5,000	5,267
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	3,000	3,130
ENEL SpA, 8.75%(USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a) (c)	4,975	5,876
		19,641
Total Yankee Dollar (Cost $369,128)		388,447

See notes to financial statements.

17

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Municipal Bonds (0.2%)
Illinois (0.1%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	$2,000	$2,308
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,405
Total Municipal Bonds (Cost $3,375)		3,713
U.S. Government Agency Mortgages (0.2%)
Federal Home Loan Mortgage Corp. Series K052 Class A2, 3.15%, 11/25/25	3,000	3,227
Total U.S. Government Agency Mortgages (Cost $3,051)		3,227
U.S. Treasury Obligations (0.0%) (f)
U.S. Treasury Notes, 2.00%, 2/15/25	550	568
Total U.S. Treasury Obligations (Cost $545)		568
Exchange-Traded Funds (6.2%)
iShares iBoxx High Yield Corporate Bond ETF (e)	724,568	63,421
SPDR Bloomberg Barclays High Yield Bond ETF	556,281	60,657
Total Exchange-Traded Funds (Cost $119,740)		124,078
Warrants (0.0%) (f)
Energy (0.0%):
Sabine Oil & Gas Holdings, Inc. (i)	1,282	17
Sabine Oil & Gas Holdings, Inc. (i)	8,785	144
SandRidge Energy, Inc. (i)	13,764	—	(l)
SandRidge Energy, Inc.	5,795	—	(l)
		161
Total Warrants (Cost $—)		161
Commercial Paper (6.2%)
Cabot Corp., 1.73%, 2/6/20 (a) (q)	7,500	7,498
CSLB Holdings, Inc., 1.72%, 2/3/20 (a) (q)	16,000	15,997
Duke Energy Corp., 1.69%, 2/6/20 (a) (q)	5,300	5,299
Eaton Corp., 1.68%, 2/3/20 (a) (q)	6,700	6,699
Enbridge US, Inc., 1.76%, 2/21/20 (a) (q)	11,000	10,989
Glencore Funding LLC, 1.89%, 2/10/20 (a) (q)	12,000	11,994
Hyundai Capital America, 1.69%, 2/5/20 (a) (q)	15,000	14,996
Kentucky Utilities Co., 1.74%, 2/13/20 (a) (q)	7,000	6,996
ONEOK, Inc., 1.87%, 2/4/20 (a) (q)	10,000	9,998
Ontario Power Generation, 1.79%, 2/4/20 (a) (q)	5,600	5,599
Plains All American Pipeline LP 1.69%, 2/5/20 (a) (q)	5,200	5,199
1.69%, 2/6/20 (a) (q)	9,000	8,997
Spire, Inc., 1.68%, 2/3/20 (a) (q)	15,000	14,998
Total Commercial Paper (Cost $125,264)		125,259

See notes to financial statements.

18

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.3%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (r)	85,665,131	$85,665
Total Collateral for Securities Loaned (Cost $85,665)		85,665
Total Investments (Cost $2,046,316) — 104.1%		2,095,949
Liabilities in excess of other assets — (4.1)%		(82,649)
NET ASSETS — 100.00%		$2,013,300

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $997,042 thousand and amounted to 49.5% of net assets.

(b)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2020.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2020.

(d)  Non-income producing security.

(e)  All or a portion of this security is on loan.

(f)  Amount represents less than 0.05% of net assets.

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of January 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, illiquid securities were 0.2% of the Fund's net assets.

(j)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)  At January 31, 2020, the issuer was in bankruptcy.

(l)  Rounds to less than $1 thousand.

(m)  Security purchased on a when-issued basis.

(n)  Defaulted security.

(o)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(p)  Zero-coupon bond.

See notes to financial statements.

19

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

(q)  Rate represents the effective yield at January 31, 2020.

(r)  Rate disclosed is the daily yield on January 31, 2020.

(s)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(t)  7.125% of coupon is paid in kind.

ADR — American Depositary Receipt

bps — Basis points

ETF — Exchange-Traded Fund

DIP — Debtor in Possesion

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment in-kind

PLC — Public Limited Company

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2020

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2020

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2020

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA High Income Fund
Assets:
Investments, at value (Cost $2,046,316)	$2,095,949	(a)
Deposits with brokers for futures contracts	53
Receivables:
Interest and dividends	27,362
Capital shares issued	847
Investments sold	8,836
From Adviser	38
Prepaid expenses	6
Total assets	2,133,091
Liabilities:
Payables:
Cash	4,373
Collateral received on loaned securities	85,665
Investments purchased	26,866
Capital shares redeemed	1,360
Accrued expenses and other payables:
Investment advisory fees	859
Administration fees	223
Custodian fees	118
Transfer agent fees	165
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	161
Total liabilities	119,791
Net Assets:
Capital	2,096,863
Total distributable earnings/(loss)	(83,563)
Net assets	$2,013,300
Net Assets:
Fund Shares	$1,199,719
Institutional Shares	797,837
Adviser Shares	10,103
R6 Shares	5,641
Total	$2,013,300
Shares (unlimited number of shares authorized with no par value):
Fund Shares	151,378
Institutional Shares	100,782
Adviser Shares	1,272
R6 Shares	712
Total	254,144
Net asset value, offering and redemption price per share: (c)
Fund Shares	$7.93
Institutional Shares	7.92
Adviser Shares	7.94
R6 Shares	7.92

(a)  Includes $82,763 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA High Income Fund
Investment Income:
Dividends	$8,552
Interest	59,169
Securities lending (net of fees)	370
Total Income	68,091
Expenses:
Investment advisory fees	5,130
Administration fees — Fund Shares	908
Administration fees — Institutional Shares	413
Administration fees — Adviser Shares	8
Administration fees — R6 Shares	1
Sub-Administration fees	11
12b-1 fees — Adviser Shares	13
Custodian fees	113
Transfer agent fees — Fund Shares	785
Transfer agent fees — Institutional Shares	413
Transfer agent fees — Adviser Shares	4
Transfer agent fees — R6 Shares	— (a)
Trustees' fees	22
Compliance fees	6
Legal and audit fees	61
State registration and filing fees	58
Interest expense on Interfund lending	1
Other expenses	134
Total Expenses	8,081
Expenses waived/reimbursed by Adviser	(60)
Net Expenses	8,021
Net Investment Income (Loss)	60,070
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(48,967)
Net realized gains (losses) from affiliated security transactions	41
Net change in unrealized appreciation/depreciation on investment securities	51,680
Net realized/unrealized gains (losses) on investments	2,754
Change in net assets resulting from operations	$62,824

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA High Income Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$60,070	$126,090
Net realized gains (losses) from investments	(48,926)	(7,451)
Net change in unrealized appreciation (depreciation) on investments	51,680	(20,776)
Change in net assets resulting from operations	62,824	97,863
Distributions to Shareholders:
Fund Shares	(34,737)	(71,053)
Institutional Shares	(23,553)	(55,401)
Adviser Shares	(281)	(574)
R6 Shares	(158)	(315)
Change in net assets resulting from distributions to shareholders	(58,729)	(127,343)
Change in net assets resulting from capital transactions	(132,340)	(17,963)
Change in net assets	(128,245)	(47,443)
Net Assets:
Beginning of period	2,141,545	2,188,988
End of period	$2,013,300	$2,141,545
Capital Transactions:
Fund Shares
Proceeds from shares issued	$88,528	$205,681
Distributions reinvested	32,238	66,013
Cost of shares redeemed	(136,564)	(250,114)
Total Fund Shares	$(15,798)	$21,580
Institutional Shares
Proceeds from shares issued	$33,575	$76,300
Distributions reinvested	22,833	53,355
Cost of shares redeemed	(173,418)	(169,564)
Total Institutional Shares	$(117,010)	$(39,909)
Adviser Shares
Proceeds from shares issued	$628	$926
Distributions reinvested	128	255
Cost of shares redeemed	(698)	(1,036)
Total Adviser Shares	$58	$145
R6 Shares
Proceeds from shares issued	$634	$243
Distributions reinvested	11	9
Cost of shares redeemed	(235)	(31)
Total R6 Shares	$410	$221
Change in net assets resulting from capital transactions	$(132,340)	$(17,963)

(continues on next page)

See notes to financial statements.

23

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA High Income Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Share Transactions:
Fund Shares
Issued	11,243	26,154
Reinvested	4,097	8,428
Redeemed	(17,345)	(31,952)
Total Fund Shares	(2,005)	2,630
Institutional Shares
Issued	4,261	9,714
Reinvested	2,904	6,820
Redeemed	(22,080)	(21,566)
Total Institutional Shares	(14,915)	(5,032)
Adviser Shares
Issued	80	118
Reinvested	16	32
Redeemed	(89)	(133)
Total Adviser Shares	7	17
R6 Shares
Issued	81	31
Reinvested	1	1
Redeemed	(30)	(4)
Total R6 Shares	52	28
Change in Shares	(16,861)	(2,357)

See notes to financial statements.

24

This page is intentionally left blank.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA High Income Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$7.91	0.23	(d)	0.02	0.25	(0.23)	—
Year Ended July 31, 2019	$8.01	0.47		(0.10)	0.37	(0.47)	—
Year Ended July 31, 2018	$8.27	0.47		(0.26)	0.21	(0.47)	—
Year Ended July 31, 2017	$7.90	0.47		0.37	0.84	(0.47)	—
Year Ended July 31, 2016	$8.17	0.48		(0.28)	0.20	(0.47)	—
Year Ended July 31, 2015	$8.91	0.47		(0.68)	(0.21)	(0.47)	(0.06)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$7.90	0.23	(d)	0.02	0.25	(0.23)	—
Year Ended July 31, 2019	$8.00	0.47		(0.09)	0.38	(0.48)	—
Year Ended July 31, 2018	$8.26	0.48		(0.26)	0.22	(0.48)	—
Year Ended July 31, 2017	$7.90	0.48		0.36	0.84	(0.48)	—
Year Ended July 31, 2016	$8.16	0.48		(0.26)	0.22	(0.48)	—
Year Ended July 31, 2015	$8.91	0.48		(0.69)	(0.21)	(0.48)	(0.06)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA High Income Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.23)	—		$7.93	3.19%	0.82%	5.83%	0.82%	$1,199,719	24%
Year Ended July 31, 2019	(0.47)	—	(e)	$7.91	4.85%	0.85%	5.93%	0.85%	$1,212,711	31%
Year Ended July 31, 2018	(0.47)	—	(e)	$8.01	2.65%	0.81%	5.79%	0.81%	$1,207,790	22%
Year Ended July 31, 2017	(0.47)	—	(e)	$8.27	10.92%	0.83%	5.80%	0.83%	$1,225,990	21%
Year Ended July 31, 2016	(0.47)	—	(e)	$7.90	2.95%	0.82%	6.22%	0.82%	$1,105,081	36%
Year Ended July 31, 2015	(0.53)	—	(e)	$8.17	(2.42)%	0.89%	5.46%	0.89%	$1,322,058	16%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.23)	—		$7.92	3.23%	0.73%	5.92%	0.74%	$797,837	24%
Year Ended July 31, 2019	(0.48)	—	(e)	$7.90	4.94%	0.78%	6.00%	0.78%	$913,599	31%
Year Ended July 31, 2018	(0.48)	—	(e)	$8.00	2.74%	0.72%	5.88%	0.72%	$966,124	22%
Year Ended July 31, 2017	(0.48)	—	(e)	$8.26	10.89%	0.75%	5.89%	0.75%	$970,767	21%
Year Ended July 31, 2016	(0.48)	—	(e)	$7.90	3.19%	0.71%	6.32%	0.71%	$990,980	36%
Year Ended July 31, 2015	(0.54)	—	(e)	$8.16	(2.44)%	0.80%	5.55%	0.80%	$811,060	16%

(continues on next page)

See notes to financial statements.

27

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA High Income Fund
Adviser Shares
Six,Months Ended January 31, 2020 (unaudited)	$7.93	0.22	(d)	0.01	0.23	(0.22)	—
Year Ended July 31, 2019	$8.03	0.46		(0.10)	0.36	(0.46)	—
Year Ended July 31, 2018	$8.28	0.46		(0.26)	0.20	(0.45)	—
Year Ended July 31, 2017	$7.92	0.46		0.35	0.81	(0.45)	—
Year Ended July 31, 2016	$8.18	0.44		(0.25)	0.19	(0.45)	—
Year Ended July 31, 2015	$8.92	0.45		(0.69)	(0.24)	(0.45)	(0.06)
R6 Shares
Six,Months Ended January 31, 2020 (unaudited)	$7.90	0.24	(d)	0.01	0.25	(0.23)	—
Year Ended July 31, 2019	$8.01	0.48		(0.10)	0.38	(0.49)	—
Year Ended July 31, 2018	$8.26	0.48		(0.25)	0.23	(0.48)	—
December 1, 2016 (i) through July 31, 2017	$7.98	0.32		0.28	0.60	(0.32)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA High Income Fund
Adviser Shares
Six,Months Ended January 31, 2020 (unaudited)	(0.22)	—		$7.94	2.98%	1.00%		5.66%	1.23%	$10,103	24%
Year Ended July 31, 2019	(0.46)	—	(e)	$7.93	4.69%	1.00%		5.78%	1.21%	$10,021	31%
Year Ended July 31, 2018	(0.45)	—	(e)	$8.03	2.55%	1.02	%(f)	5.58%	1.13%	$10,019	22%
Year Ended July 31, 2017	(0.45)	—	(e)	$8.28	10.49%	1.08	%(g)	5.55%	1.15%	$10,096	21%
Year Ended July 31, 2016	(0.45)	—	(e)	$7.92	2.73%	1.15%		5.88%	1.19%	$9,183	36%
Year Ended July 31, 2015	(0.51)	0.01		$8.18	(2.67)%	1.16	%(h)	5.19%	1.21%	$12,545	16%
R6 Shares
Six,Months Ended January 31, 2020 (unaudited)	(0.23)	—		$7.92	3.27%	0.65%		5.98%	0.94%	$5,641	24%
Year Ended July 31, 2019	(0.49)	—		$7.90	4.95%	0.65%		6.13%	0.96%	$5,214	31%
Year Ended July 31, 2018	(0.48)	—		$8.01	2.94%	0.65%		5.95%	0.92%	$5,055	22%
December 1, 2016 (i) through July 31, 2017	(0.32)	—		$8.26	7.64%	0.65%		5.88%	1.26%	$5,177	21%

(f)  Prior to December 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.05% of the Adviser Shares' average daily net assets.

(g)  Prior to December 1, 2016, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.15% of the Adviser Shares' average daily net assets.

(h)  Prior to December 1, 2014, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expense of the Adviser Shares to 1.20% of the Adviser Shares' average daily net assets.

(i)  Commencement of operations.
See notes to financial statements.

29

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA High Income Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$2,954	$—		$2,954
Collateralized Mortgage Obligations	—	4,938	—		4,938
Common Stocks	49,632	3,291	70		52,993
Preferred Stocks	49,760	23,389	750		73,899
Convertible Preferred Stock	—	—	—	(a)	—
Senior Secured Loans	—	86,064	6		86,070
Corporate Bonds	—	1,532,299	125		1,532,424
Municipal Bonds	—	3,713	—		3,713
U.S. Government Agency Mortgages	—	3,227	—		3,227
U.S. Treasury Obligations	—	568	—		568
Exchange-Traded Funds	124,078	—	—		124,078
Warrants	—	161	—		161
Commercial Paper	—	125,259	—		125,259
Collateral for Securities Loaned	85,665	—	—		85,665
Total	$309,135	$1,785,863	$951		$2,095,949

(a)  Amount is less than $1 thousand.

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$82,763	$—	$85,665

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six-months ended January 31, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$5,041	$41

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S Government Securities
$453,563	$580,814	$—	$4,650

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.3%
USAA Target Retirement Income Fund	0.3%
USAA Target Retirement 2020 Fund	0.6%
USAA Target Retirement 2030 Fund	1.4%
USAA Target Retirement 2040 Fund	1.1%
USAA Target Retirement 2050 Fund	0.1%
USAA Target Retirement 2060 Fund	0.0%*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of each class within the Lipper High Yield Bond Funds category.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The performance period for each class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(1)	Annual Adjustment Rate (in basis points)(1)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(1)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.83%, 0.73%, 1.00%, and 0.65% for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$60

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

	Amount Borrower or Lender	Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA High Income Fund	Borrower	$—	$3,281	5	2.49%	$5,765

*For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

39

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019, through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,031.90	$1,021.01	$4.19	$4.17	0.82%
Institutional Shares	1,000.00	1,032.30	1,021.47	3.73	3.71	0.73%
Adviser Shares	1,000.00	1,029.80	1,020.11	5.10	5.08	1.00%
R6 Shares	1,000.00	1,032.70	1,021.87	3.32	3.30	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

40

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

40051-0320

JANUARY 31, 2020

Semi Annual Report

USAA Income Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	48
Supplemental Information	59
Expense Examples	59
Proxy Voting and Portfolio Holdings Information	60
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

USAA Mutual Funds Trust USAA Income Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Income Fund seeks maximum current income without undue risk to principal.

Top 10 Holdings*

1/31/20

(% of Net Assets)

U.S. Treasury Note 2% 2/15/25	0.9%
U.S. Treasury Bond 2.5% 2/15/45	0.8%
U.S. Treasury Inflation Indexed Bond 2.375% 1/15/25	0.7%
Federal National Mortgage Association 4% 2/1/50	0.6%
U.S. Treasury Note 1.625% 2/15/26	0.6%
U.S. Treasury Note 2.625% 11/15/20	0.6%
U.S. Treasury Bond 2.25% 8/15/46	0.5%
U.S. Treasury Bond 3.875% 8/15/40	0.4%
SBA Tower Trust 3.448% 3/15/48	0.3%
Federal National Mortgage Association 3.5% 2/1/50	0.3%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Income Fund (continued)	January 31, 2020

  (Unaudited)

Asset Allocation*:

1/31/20

(% of Net Assets)

*Does not include futures, money market instruments, and short term investments purchased with cash collateral from securities loaned.

USAA Mutual Funds Trust USAA Income Fund (continued)	January 31, 2020

  (Unaudited)

Portfolio Ratings Mix*

1/31/20

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (4.9%)
AmeriCredit Automobile Receivables Trust, Series 2016-2 Class D, 3.65%, 5/9/22, Callable 10/8/20 @ 100	$5,000	$5,056
AmeriCredit Automobile Receivables Trust, Series 2016-3 Class D, 2.71%, 9/8/22, Callable 3/8/21 @ 100	9,650	9,733
AmeriCredit Automobile Receivables Trust, Series 2018-2 Class C, 3.59%, 6/18/24, Callable 11/18/22 @ 100	4,000	4,148
AmeriCredit Automobile Receivables Trust, Series 2017-4 Class C, 2.60%, 9/18/23, Callable 2/18/22 @ 100	5,000	5,061
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A Class B, 4.27%, 3/20/25 (a)	5,250	5,631
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A Class B, 3.55%, 9/22/25 (a)	7,500	7,897
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A Class B, 3.36%, 11/20/22 (a)	6,000	6,099
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A Class C, 4.94%, 6/20/22 (a)	2,827	2,905
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A Class B, 2.65%, 3/20/26 (a)	12,500	12,677
BCC Funding Corp. LLC, Series 2019-1A Class A2, 2.46%, 8/20/24, Callable 9/20/23 @ 100 (a)	10,000	10,055
BCC Funding LLC, Series 2016-1 Class D, 4.78%, 8/20/22, Callable 5/20/20 @ 100 (a)	1,951	1,965
California Republic Auto Receivables Trust, Series 2017-1 Class B, 2.91%, 12/15/22, Callable 4/15/21 @ 100	6,500	6,569
Canadian Pacer Auto Receivables Trust, Series 2020-1A Class A4, 1.89%, 3/19/25, Callable 12/19/23 @ 100 (a) (b)	6,067	6,097
Canadian Pacer Auto Receivables Trust, Series 2020-1A Class B, 2.00%, 7/21/25, Callable 12/19/23 @ 100 (a) (b)	2,000	2,010
Canadian Pacer Auto Receivables Trust, Series 2018-2A Class B, 3.63%, 1/19/24, Callable 1/19/22 @ 100 (a)	1,250	1,289
CarMax Auto Owner Trust, Series 2020-1 Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	6,375	6,445
Centre Point Funding LLC, Series 2012-2A Class 1, 2.61%, 8/20/21 (a)	424	423
Chesapeake Funding LLC, Series 2018-2A Class B, 3.52%, 8/15/30, Callable 8/15/21 @ 100 (a)	6,000	6,132
Chesapeake Funding LLC, Series 2018-3A Class C, 3.81%, 1/15/31, Callable 1/15/22 @ 100 (a)	6,000	6,201
CIT Education Loan Trust, Series 2007-1 Class B, 2.25%(LIBOR03M+30bps), 6/25/42, Callable 12/25/30 @ 100 (a) (c)	4,729	4,404
CPS Auto Receivables Trust, Series 2019-C Class C, 2.84%, 6/16/25, Callable 11/15/23 @ 100 (a)	2,500	2,536
Credit Acceptance Auto Loan Trust, Series 2017-2 Class C, 3.35%, 6/15/26, Callable 1/15/21 @ 100 (a)	4,850	4,897
Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44 (a)	25,000	25,257
Exeter Automobile Receivables Trust, Series 2020-1A Class B, 2.26%, 4/15/24, Callable 3/15/24 @ 100 (a)	5,132	5,154
ExteNet LLC, Series 2019-1A Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,754
Flagship Credit Auto Trust, Series 2016-4 Class D, 3.89%, 11/15/22, Callable 9/15/21 @ 100 (a)	6,795	6,947

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust, Series 2020-1 Class A4, 1.90%, 3/17/25, Callable 9/16/23 @ 100	$4,500	$4,548
Hertz Vehicle Financing LLC, Series 2018-3 Class A, 4.03%, 7/25/24 (a)	5,000	5,311
Hertz Vehicle Financing LP, Series 2019-3A Class A, 2.67%, 12/26/25 (a)	8,928	9,109
Hertz Vehicle Financing LP, Series 2019-1A Class B, 4.10%, 3/25/23 (a)	6,250	6,474
Hertz Vehicle Financing LP, Series 2017-2A Class A, 3.29%, 10/25/23 (a)	8,667	8,948
Hertz Vehicle Financing LP, Series 2016-4A Class A, 2.65%, 7/25/22 (a)	3,000	3,027
HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	2,700	2,716
InSite Issuer LLC, Series 2018-1A Class A, 4.10%, 12/15/48, Callable 7/15/24 @ 100 (a)	8,000	8,391
Master Credit Card Trust, Series 2020-1A Class B, 2.27%, 9/23/24 (a)	834	840
MMAF Equipment Finance LLC, Series 2017-A Class A5, 2.68%, 7/16/27, Callable 6/16/29 @ 100 (a)	2,750	2,820
MMAF Equipment Finance LLC, Series 2015-A Class A5, 2.49%, 2/19/36, Callable 11/16/22 @ 100 (a)	7,999	8,061
Navient Student Loan Trust, Series 2015-2 Class B, 3.16%(LIBOR01M+150bps), 8/25/50, Callable 5/25/28 @ 100 (c)	3,000	2,928
Navient Student Loan Trust, Series 2018-2A Class B, 2.81%(LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100 (a) (c)	3,500	3,421
Nelnet Student Loan Trust, Series 2005-4 Class B, 2.21%(LIBOR03M+28bps), 9/22/35, Callable 9/22/28 @ 100 (c)	1,200	1,077
NP SPE II LLC, Series 2019-2A Class C1, 6.44%, 11/19/49 (a)	6,833	6,892
NP SPE LLC, Series 2017-1A Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (a)	15,625	16,694
OneMain Direct Auto Receivables Trust, Series 2017-2 Class C, 2.82%, 7/15/24, Callable 8/14/20 @ 100 (a)	8,500	8,518
OSCAR US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63%, 9/10/25 (a)	12,000	12,444
OSCAR US Funding Trust LLC, Series 2018-1A Class A4, 3.50%, 5/12/25 (a)	4,760	4,904
Project Silver, Series 2019-1 Class A, 3.97%, 7/15/44 (a)	4,808	4,914
PSNH Funding LLC, Series 2018-1 Class A3, 3.81%, 2/1/35	15,545	17,790
Renew, Series 2017-2 Class A, 3.22%, 9/22/53, Callable 9/20/30 @ 100 (a)	1,322	1,368
Renew, Series 2018-1 Class A, 3.95%, 9/20/53, Callable 11/20/25 @ 100 (a)	5,269	5,467
Santander Drive Auto Receivables Trust, Series 2016-2 Class D, 3.39%, 4/15/22, Callable 10/15/20 @ 100	16,400	16,518
Sapphire Aviation Finance Ltd., Series 2018-1A Class A, 4.25%, 3/15/40 (a)	4,145	4,256
SCF Equipment Leasing LLC, Series 2019-1A Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100 (a)	6,000	6,204
SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 2/20/20 @ 100 (a)	3,015	3,030
SLM Student Loan Trust, Series 2012-6 Class B, 2.66%(LIBOR01M+100bps), 4/27/43, Callable 4/25/27 @ 100 (c)	20,862	19,591
SLM Student Loan Trust, Series 2007-7 Class B, 2.54%(LIBOR03M+75bps), 10/27/70, Callable 1/25/23 @ 100 (c)	5,740	5,318
SLM Student Loan Trust, Series 2007-1 Class B, 2.01%(LIBOR03M+22bps), 1/27/42, Callable 10/25/28 @ 100 (c)	7,197	6,710
SLM Student Loan Trust, Series 2006-9 Class B, 2.17%(LIBOR03M+23bps), 1/25/41, Callable 1/25/32 @ 100 (c)	4,958	4,498
SLM Student Loan Trust, Series 2005-9 Class B, 2.09%(LIBOR03M+30bps), 1/25/41, Callable 10/25/30 @ 100 (c)	1,558	1,462

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2006-10 Class B, 2.01%(LIBOR03M+22bps), 3/25/44, Callable 10/25/31 @ 100 (c)	$2,088	$1,895
SLM Student Loan Trust, Series 2003-14 Class B, 2.34%(LIBOR03M+55bps), 10/25/65, Callable 10/25/28 @ 100 (c)	1,733	1,642
Start Ltd., Series 2018-1 Class A, 4.09%, 5/15/43, Callable 5/15/25 @ 100 (a)	7,422	7,678
Synchrony Credit Card Master Note Trust, Series 2018-2 Class C, 3.87%, 5/15/26	18,417	19,423
TRIP Rail Master Funding LLC, Series 2014-1A Class A2, 4.09%, 4/15/44, Callable 7/15/21 @ 100 (a)	10,000	10,187
TRIP Rail Master Funding LLC, Series 2017-1A Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (a)	3,334	3,434
VB-S1 Issuer LLC, Series 2018-1A Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	7,969
Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (a)	4,000	4,109
World Omni Auto Receivables Trust, Series 2018-D Class C, 3.87%, 8/15/25, Callable 10/15/22 @ 100	4,000	4,212
Total Asset Backed Securities (Cost $425,802)		436,140
Collateralized Mortgage Obligations (5.9%)
American Money Management Corp., Series 2016-19A Class AR, 2.97% (LIBOR03M+114bps), 10/16/28, Callable 7/15/20 @ 100 (a) (c)	3,500	3,502
ARES CLO Ltd., Series 2019-52A Class A2, 3.45%(LIBOR03M+165bps), 4/22/31, Callable 4/22/21 @ 100 (a) (c)	4,000	4,002
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P Class B, 3.49%, 4/14/33 (a)	9,027	9,527
Banc of America Commercial Mortgage Trust, Series 2006-3 Class AM, 5.86%, 7/10/44 (d)	1,937	598
Bank, Series 2019-BN24 Class ASB, 2.93%, 11/15/62	7,123	7,526
BX Commercial Mortgage Trust, Series 2019-XL Class B, 2.76% (LIBOR01M+108bps), 10/15/36 (a) (c)	6,172	6,178
BX Trust, Series 2019-OC11 Class A, 3.20%, 12/9/41 (a)	9,231	9,928
Cantor Commercial Real Estate Lending, Series 2019-CF3 Class ASB, 2.94%, 1/15/53	6,000	6,339
CIFC Funding Ltd., Series 2017-I Class B, 3.52%(LIBOR03M+170bps), 4/23/29, Callable 1/21/21 @ 100 (a) (c)	3,500	3,503
CIFC Funding Ltd., Series 2018-I Class B, 3.22%(LIBOR03M+140bps), 4/18/31, Callable 4/18/20 @ 100 (a) (c)	3,250	3,240
Citigroup Commercial Mortgage Trust, Series 2019-SMRT Class C, 4.68%, 1/10/24 (a)	8,100	8,734
Citigroup Commercial Mortgage Trust, Series 2014-GC23 Class A3, 3.36%, 7/10/47	8,395	8,888
Citigroup Commercial Mortgage Trust, Series 2017-P8 Class AS, 3.79%, 9/15/50 (d)	9,500	10,423
Citigroup Commercial Mortgage Trust, Series 2014-GC23 Class AS, 3.86%, 7/10/47	4,000	4,278
Citigroup Commercial Mortgage Trust, Series 2019-GC41 Class AS, 3.02%, 8/10/56	10,339	10,789
Citigroup Commercial Mortgage Trust, Series 2014-GC23 Class A4, 3.62%, 7/10/47	2,500	2,679
COMM Mortgage Trust, Series 2015-PC1 Class A5, 3.90%, 7/10/50 (e)	15,000	16,386

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2014-CCRE19 Class A5, 3.80%, 8/10/47	$5,000	$5,390
COMM Mortgage Trust, Series 2015-LC23 Class AM, 4.16%, 10/10/48 (d)	6,300	6,896
COMM Mortgage Trust, Series 2012-CCRE4 Class XA, 1.85%, 10/15/45 (d) (f)	54,399	1,912
COMM Mortgage Trust, Series 2014-CCRE19 Class AM, 4.08%, 8/10/47	7,500	8,074
COMM Mortgage Trust, Series 2015-PC1 Class B, 4.58%, 7/10/50 (d)	2,500	2,723
COMM Mortgage Trust, Series 2015-PC1 Class AM, 4.29%, 7/10/50 (d)	2,000	2,204
COMM Mortgage Trust, Series 2012-CCRE1 Class XA, 2.03%, 5/15/45 (d)	34,583	1,167
COMM Mortgage Trust, Series 2012-CCRE4 Class AM, 3.25%, 10/15/45	8,600	8,665
COMM Mortgage Trust, Series 2012-CCRE3 Class AM, 3.42%, 10/15/45 (a)	5,925	6,087
DBJPM Mortgage Trust, Series 2016-SFC Class B, 3.24%, 8/10/36 (a)	2,500	2,559
DBJPM Mortgage Trust, Series 2016-SFC Class A, 2.83%, 8/10/36 (a)	4,750	4,884
Dryden CLO Ltd., Series 2018-57A Class A, 2.92%(LIBOR03M+101bps), 5/15/31, Callable 5/15/20 @ 100 (a) (c)	2,500	2,491
Dryden CLO Ltd., Series 2017-53A Class B, 3.23%(LIBOR03M+140bps), 1/15/31, Callable 4/15/20 @ 100 (a) (c)	6,400	6,396
Dryden CLO Ltd., Series 2018-58A Class B, 3.34%(LIBOR03M+150bps), 7/17/31, Callable 7/17/20 @ 100 (a) (c)	5,000	4,958
Dryden Senior Loan Fund, Series 2016-43A Class BR, 3.57%(LIBOR03M+175bps), 7/20/29, Callable 7/20/20 @ 100 (a) (c)	4,000	4,006
Dryden Senior Loan Fund, Series 2015-37A Class AR, 2.93%(LIBOR03M+110bps), 1/15/31, Callable 4/15/20 @ 100 (a) (c)	10,000	9,988
Eaton Vance CLO Ltd., Series 2015-1 Class A2R, 3.07%(LIBOR03M+125bps), 1/20/30, Callable 4/20/20 @ 100 (a) (c)	10,000	9,847
FREMF Mortgage Trust, Series 2019-K99 Class B, 3.77%, 9/25/29 (a) (d)	10,000	10,586
GE Commercial Mortgage Corp., Series 2007-C1 Class AM, 5.61%, 12/10/49 (d)	628	621
Goldentree Loan Management US CLO Ltd., Series 2019-5A Class A, 3.49% (LIBOR03M+130bps), 10/20/32, Callable 10/20/21 @ 100 (a) (c)	5,000	5,011
Goldentree Loan Management US CLO Ltd., Series 2019-5A Class B, 3.99% (LIBOR03M+180bps), 10/20/32, Callable 10/20/21 @ 100 (a) (c)	2,000	2,007
Grippen Park CLO Ltd., Series 2017-1A Class A, 3.08%(LIBOR03M+126bps), 1/20/30, Callable 4/20/20 @ 100 (a) (c)	10,000	9,997
GS Mortgage Securities Corp., Series 2005-ROCK Class X1, 0.21%, 5/3/32 (a) (d) (f)	190,667	2,582
GS Mortgage Securities Corp., Series 2013-GC10 Class AS, 3.28%, 2/10/46	5,000	5,194
GS Mortgage Securities Corp., Series 2013-GC10 Class B, 3.68%, 2/10/46 (a)	10,000	10,392
GS Mortgage Securities Trust, Series 2015-GC32 Class A4, 3.76%, 7/10/48	6,000	6,555
GS Mortgage Securities Trust, Series 2013-GC14 Class A5, 4.24%, 8/10/46	5,000	5,378
GS Mortgage Securities Trust, Series 2020-GC45 Class AAB, 2.84%, 2/13/53	3,571	3,756
GS Mortgage Securities Trust, Series 2012-GCJ7 Class XA, 2.35%, 5/10/45 (d)	23,009	625
GS Mortgage Securities Trust, Series 2012-GCJ7 Class A4, 3.38%, 5/10/45	3,998	4,066
GS Mortgage Securities Trust, Series 2020-GC45 Class A5, 2.91%, 2/13/53	4,231	4,481
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2 Class C, 5.79%, 11/15/43 (a) (d)	15,000	15,325
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6 Class B, 4.82%, 5/15/45 (d)	10,697	11,226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX Class AS, 4.27%, 6/15/45	10,000	10,491
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 Class AS, 4.44%, 2/15/47, Callable 2/11/24 @ 100 (d)	9,000	9,735
Loomis Sayles CLO Ltd., Series 2015-2A Class A1R, 2.73% (LIBOR03M+90bps), 4/15/28, Callable 4/15/20 @ 100 (a) (c)	5,000	4,991

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Madison Park Funding Ltd., Series 2018-27A Class A2, 3.17% (LIBOR03M+135bps), 4/20/30, Callable 4/20/20 @ 100 (a) (c)	$5,320	$5,288
Magnetite Ltd., Series 2012-7A Class A1R2, 2.63%(LIBOR03M+80bps), 1/15/28, Callable 4/15/20 @ 100 (a) (c)	5,000	4,997
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9 Class AS, 3.46%, 5/15/46	3,200	3,343
Morgan Stanley Capital Trust, Series 2012-C4 Class AS, 3.77%, 3/15/45	3,000	3,099
Morgan Stanley Capital Trust, Series 2011-C2 Class B, 5.20%, 6/15/44 (a) (d)	2,750	2,806
Morgan Stanley Capital Trust, Series 2015-MS1 Class AS, 4.17%, 5/15/48 (d)	7,000	7,593
Oaktree EIF Ltd., Series 2016-IIIA Class B, 3.82%(LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100 (a) (c)	10,000	10,017
Octagon Investment Partners Ltd., Series 2015-1A Class A1R, 2.68% (LIBOR03M+85bps), 7/15/27, Callable 4/15/20 @ 100 (a) (c)	10,000	9,977
Palmer Square Loan Funding Ltd., Series 2019-2 Class B, 4.07% (LIBOR03M+225bps), 4/20/27, Callable 7/20/20 @ 100 (a) (c)	4,500	4,493
Race Point CLO Ltd., Series 2016-10A Class A1R, 2.89% (LIBOR03M+110bps), 7/25/31, Callable 7/25/20 @ 100 (a) (c)	4,500	4,485
Sound Point CLO Ltd., Series 2013-2RA Class B, 3.28% (LIBOR03M+145bps), 4/15/29, Callable 4/15/20 @ 100 (a) (c)	5,000	4,980
Stewart Park CLO Ltd., Series 2015-1A Class A2R, 3.08%(LIBOR03M+125bps), 1/15/30, Callable 4/15/20 @ 100 (a) (c)	7,000	6,887
TIAA CLO Ltd., Series 2017-1A Class B, 3.52%(LIBOR03M+170bps), 4/20/29, Callable 4/20/20 @ 100 (a) (c)	7,000	6,994
Trinitas CLO Ltd., Series 2017-6A Class AR, 2.96%(LIBOR03M+117bps), 7/25/29, Callable 4/25/20 @ 100 (a) (c)	10,000	10,002
Trinitas CLO Ltd., Series 2016-5A Class AR, 3.18%(LIBOR03M+139bps), 10/25/28, Callable 4/25/20 @ 100 (a) (c)	9,750	9,751
Trinitas CLO Ltd., Series 2018-9A Class B1, 3.77%(LIBOR03M+195bps), 1/20/32, Callable 1/20/21 @ 100 (a) (c)	7,600	7,594
UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.26%, 5/10/45 (a) (d) (f)	47,005	1,644
UBS Commercial Mortgage Trust, Series 2012-C1 Class B, 4.82%, 5/10/45	15,000	15,784
UBS Commercial Mortgage Trust, Series 2012-C1 Class AS, 4.17%, 5/10/45	9,375	9,766
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2 Class ASEC, 4.18%, 5/10/63 (a)	2,313	2,411
Venture CLO Ltd., Series 2014-16A Class ARR, 2.68%(LIBOR03M+85bps), 1/15/28, Callable 4/15/20 @ 100 (a) (c)	10,000	10,001
Voya CLO Ltd., Series 2017-1 Class A2, 3.44%(LIBOR03M+160bps), 4/17/30, Callable 4/17/20 @ 100 (a) (c)	3,000	2,993
Wells Fargo Commercial Mortgage Trust, Series 2015-C28 Class A4, 3.54%, 5/15/48	7,000	7,543
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5 Class XA, 1.91%, 10/15/45 (a) (d) (f)	23,507	890
WFRBS Commercial Mortgage Trust, Series 2012-C10 Class A5, 3.24%, 12/15/45	5,000	5,151
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class AS, 4.09%, 6/15/45 (d)	10,000	10,402
WFRBS Commercial Mortgage Trust, Series 2013-C18 Class A3, 3.65%, 12/15/46	20,000	20,212
WFRBS Commercial Mortgage Trust, Series 2011-C4 Class B, 5.40%, 6/15/44 (a) (d)	6,500	6,755
WFRBS Commercial Mortgage Trust, Series 2013-C13 Class AS, 3.35%, 5/15/45	5,000	5,187
Total Collateralized Mortgage Obligations (Cost $513,808)		528,831

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Communication Services (0.1%):
AT&T, Inc.	44,050	$1,657
Verizon Communications, Inc.	21,000	1,248
		2,905
Consumer Staples (0.1%):
Kimberly-Clark Corp.	24,000	3,438
Energy (0.0%): (g)
BP PLC, ADR	107,500	3,884
Chevron Corp.	23,780	2,548
Royal Dutch Shell PLC, ADR (h)	55,000	2,868
		9,300
Financials (0.1%):
Bank of Montreal	50,000	3,811
Canadian Imperial Bank of Commerce (h)	25,000	2,037
MFA Financial, Inc.	199,850	1,559
		7,407
Utilities (0.0%): (g)
Dominion Energy, Inc.	15,200	1,303
The Southern Co.	27,500	1,936
		3,239
Total Common Stocks (Cost $21,001)		26,289
Preferred Stocks (0.8%)
Consumer Staples (0.3%):
CHS, Inc., Series 1, cumulative redeemable, 7.88% (i)	200,000	5,570
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (i)	172,520	17,252
		22,822
Financials (0.0%): (g)
Citigroup Capital, cumulative redeemable, 8.14%(LIBOR03M+637bps), 10/30/40 (c)	40,000	1,127
Real Estate (0.4%):
Equity Residential, Series K, cumulative redeemable, 8.29% (i)	111,611	7,087
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (i)	219,731	15,109
Prologis, Inc., Series Q, cumulative redeemable, 8.54% (i)	284,623	20,778
		42,974
Utilities (0.1%):
Entergy Texas, Inc., 5.63%, 6/1/64	200,000	5,608
Total Preferred Stocks (Cost $58,021)		72,531
Senior Secured Loans (0.5%)
CSC Holdings LLC, 1st Lien Term Loan, 3.93%(LIBOR01M+225bps), 7/17/25 (c)	$2,393	2,395
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.30%(LIBOR01M+250bps), 8/16/23 (c)	7,414	7,349

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
McGraw-Hill Global Education Holdings LLC, 1st Lien Term Loan B, 5.80% (LIBOR01M+400bps), 5/4/22 (c)	$3,349	$3,197
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.55%(LIBOR01M+275bps), 2/5/23 (c)	8,542	8,549
Solera LLC, 1st Lien Term Loan B, 4.55%(LIBOR01M+275bps), 3/3/23 (c)	7,183	7,188
Sprint Communications, Inc., 1st Lien Term Loan B, 4.81%(LIBOR01M+300bps), 2/3/24 (c)	7,178	7,074
Terex Corp. 1st Lien Term Loan, 3.84%(LIBOR02M+200bps), 1/31/24 (c)	4,777	4,781
Total Senior Secured Loans (Cost $40,679)		40,533
Corporate Bonds (47.2%)
Communication Services (2.6%):
Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	7,500	8,039
AT&T, Inc. 4.50%, 5/15/35, Callable 11/15/34 @ 100	25,000	28,697
5.25%, 3/1/37, Callable 9/1/36 @ 100	10,000	12,215
4.85%, 3/1/39, Callable 9/1/38 @ 100	5,000	5,935
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	10,000	11,184
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26, Callable 2/15/21 @ 102.88 (a)	5,000	5,251
CenturyLink, Inc. 5.80%, 3/15/22	10,000	10,549
6.75%, 12/1/23	2,000	2,222
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	20,000	26,049
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	17,143
Crown Castle Towers LLC, 3.22%, 5/15/42, Callable 5/15/21 @ 100 (a)	10,000	10,128
CSC Holdings LLC 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,190
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	10,000	10,744
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	15,000	16,210
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100 (a)	7,600	8,843
Qwest Corp., 6.75%, 12/1/21	5,000	5,349
Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69 (a)	5,000	5,274
Sprint Corp., 7.25%, 9/15/21 (h)	2,250	2,359
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 9/20/29 (a)	19,500	20,664
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,040
Verizon Communications, Inc. 4.40%, 11/1/34, Callable 5/1/34 @ 100	10,000	11,987
4.13%, 8/15/46	5,000	5,830
		230,902
Consumer Discretionary (1.1%):
Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	10,000	10,831
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	12,000	14,091
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	5,000	5,433
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	12,000	12,496
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	8,000	8,388
Horace Mann School, 3.27%, 7/1/27	2,500	2,565
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	2,000	2,085

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Lennar Corp., 5.88%, 11/15/24, Callable 5/15/24 @ 100	$5,000	$5,639
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,087
Newell Brands, Inc., 3.85%, 4/1/23, Callable 2/1/23 @ 100	7,500	7,800
Princeton Theological Seminary, 4.11%, 7/1/23	6,080	6,522
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,806
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,617
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,135
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	7,105	7,466
		94,961
Consumer Staples (1.9%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	23,992
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,521
5.45%, 1/23/39, Callable 7/23/38 @ 100	5,250	6,836
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	5,000	5,217
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,064
Flowers Foods, Inc., 3.50%, 10/1/26, Callable 7/1/26 @ 100	10,000	10,499
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,543
Keurig Dr Pepper, Inc. 4.60%, 5/25/28, Callable 2/25/28 @ 100	7,143	8,208
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,687
Kraft Heinz Foods Co. 4.88%, 2/15/25, Callable 3/16/20 @ 102.44 (a)	13,899	14,264
3.95%, 7/15/25, Callable 4/15/25 @ 100	10,000	10,713
3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,750	3,965
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	14,000	16,440
Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	3,500	3,899
PepsiCo, Inc., 4.25%, 10/22/44, Callable 4/22/44 @ 100	5,000	6,164
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	10,000	11,645
Smithfield Foods, Inc. 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	5,270
5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	11,237
The JM Smucker Co., 4.25%, 3/15/35	5,000	5,623
		165,787
Energy (6.2%):
Boardwalk Pipelines LP 4.95%, 12/15/24, Callable 9/15/24 @ 100	15,000	16,369
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	10,371
Buckeye Partners LP 4.13%, 12/1/27, Callable 9/1/27 @ 100	15,000	14,839
5.60%, 10/15/44, Callable 4/15/44 @ 100	15,000	13,805
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	22,364	23,568
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (a)	10,000	10,650
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	15,000	16,640
ConocoPhillips Co. 4.95%, 3/15/26, Callable 12/15/25 @ 100	10,000	11,656
4.15%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,499

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/16/20 @ 100	$4,042	$4,060
DCP Midstream Operating LP, 5.85%(LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (c)	15,000	13,882
Diamondback Energy, Inc. 3.25%, 12/1/26, Callable 10/1/26 @ 100	4,000	4,082
3.50%, 12/1/29, Callable 9/1/29 @ 100	5,000	5,035
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	10,000	9,731
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (a) (h)	9,307	9,348
Energy Transfer Operating LP 4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,477
4.93%(LIBOR03M+302bps), 11/1/66, Callable 3/16/20 @ 100 (c)	15,010	12,254
Energy Transfer Partners LP/Regency Energy Finance, 4.50%, 11/1/23, Callable 8/1/23 @ 100	7,000	7,471
EnLink Midstream Partners LP 4.15%, 6/1/25, Callable 3/1/25 @ 100	14,000	12,855
4.85%, 7/15/26, Callable 4/15/26 @ 100	10,000	9,224
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	10,000	10,117
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	10,000	11,365
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	6,437	6,147
EQT Corp., 7.00%, 2/1/30, Callable 10/1/29 @ 100	7,589	6,679
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	14,000	12,634
Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	20,000	21,599
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	7,500	8,015
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	10,000	11,260
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	25,000	27,492
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	7,962
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	5,000	5,145
Newfield Exploration Co. 5.63%, 7/1/24	6,730	7,430
5.38%, 1/1/26, Callable 10/1/25 @ 100	9,500	10,422
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,067	6,567
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	3,500	3,687
Occidental Petroleum Corp. 3.40%, 4/15/26, Callable 1/15/26 @ 100	10,000	10,453
3.00%, 2/15/27, Callable 11/15/26 @ 100	5,000	5,096
3.50%, 8/15/29, Callable 5/15/29 @ 100	6,279	6,476
ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100 (h)	10,000	11,168
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,988
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	10,000	9,933
Rockies Express Pipeline LLC 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	13,730	13,718
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,952
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	15,000	17,499
Schlumberger Holdings Corp. 4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,053
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	15,821
Southwestern Energy Co. 6.20%, 1/23/25, Callable 10/23/24 @ 100 (j)	2,000	1,663
7.50%, 4/1/26, Callable 4/1/21 @ 105.63 (h)	5,000	4,173

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	$5,000	$5,295
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	5,000	5,159
The Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	10,000	10,918
TransCanada PipeLines Ltd., 4.12%(LIBOR03M+221bps), 5/15/67, Callable 3/16/20 @ 100 (c)	12,124	10,576
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,000	3,868
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (a)	2,076	2,138
Western Midstream Operating LP 5.38%, 6/1/21, Callable 3/1/21 @ 100	10,000	10,315
3.10%, 2/1/25, Callable 1/1/25 @ 100	4,211	4,236
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100	5,000	2,816
		546,651
Financials (15.8%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	5,466
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	11,052
AmSouth Bancorp, 6.75%, 11/1/25	5,000	6,040
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,135
Ares Capital Corp. 3.50%, 2/10/23, Callable 1/10/23 @ 100	10,000	10,275
4.20%, 6/10/24, Callable 5/10/24 @ 100	5,000	5,284
4.25%, 3/1/25, Callable 1/1/25 @ 100	5,000	5,300
Assurant, Inc. 4.90%, 3/27/28, Callable 12/27/27 @ 100 (h)	5,000	5,602
3.70%, 2/22/30, Callable 11/22/29 @ 100	3,846	4,034
Athene Global Funding, 3.00%, 7/1/22 (a)	20,000	20,459
Atlantic Union Bankshares Corp., 5.00%(LIBOR03M+318bps), 12/15/26, Callable 12/15/21 @ 100 (c)	10,000	10,149
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	15,000	16,579
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,386
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (c)	8,572	8,711
Bank of America Corp. 4.00%, 4/1/24, MTN	4,864	5,268
4.20%, 8/26/24, MTN (e)	10,000	10,872
3.95%, 4/21/25, MTN	5,000	5,412
3.71%(LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (c)	8,000	8,725
3.42%(LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (c)	4,383	4,701
Bank OZK, 5.50%(LIBOR03M+443bps), 7/1/26, Callable 7/1/21 @ 100 (c) (h)	5,000	5,177
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	11,160
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	20,000	21,223
Blackstone Holdings Finance Co. LLC, 2.50%, 1/10/30, Callable 10/10/29 @ 100 (a)	20,000	20,381
BOKF Merger Corp., 5.62%(LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (c)	8,000	8,300
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	15,000	16,245
Cadence BanCorp, 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	5,833	5,951

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp. 3.75%, 4/24/24, Callable 3/24/24 @ 100	$10,000	$10,681
3.75%, 3/9/27, Callable 2/9/27 @ 100	15,000	16,215
Chubb INA Holdings, Inc. 3.35%, 5/15/24	5,000	5,326
3.35%, 5/3/26, Callable 2/3/26 @ 100	10,000	10,829
CIT Group, Inc. 5.25%, 3/7/25, Callable 12/7/24 @ 100	10,000	11,045
4.13%(H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (c)	15,000	14,992
Citigroup, Inc. 4.40%, 6/10/25	20,000	22,086
4.45%, 9/29/27 (e)	5,000	5,622
3.67%(LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (c)	10,000	10,851
Citizens Financial Group, Inc. 4.15%, 9/28/22 (a)	15,000	15,763
3.75%, 7/1/24	5,500	5,772
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (a)	4,875	5,280
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (h)	3,500	3,820
Cullen/Frost Capital Trust II, 3.46%(LIBOR03M+155bps), 3/1/34, Callable 3/16/20 @ 100 (c)	10,000	9,454
DAE Funding LLC, 5.00%, 8/1/24, Callable 8/1/20 @ 103.75 (a)	3,000	3,138
Discover Bank, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (c)	10,000	10,593
Eagle Bancorp, Inc., 5.00%(LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (c)	10,000	10,086
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	10,901
First Maryland Capital I, 2.83%(LIBOR03M+100bps), 1/15/27, Callable 3/16/20 @ 100 (c)	3,500	3,370
FirstMerit Bank NA, 4.27%, 11/25/26	10,000	11,038
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	10,000	10,365
Ford Motor Credit Co. LLC 4.06%, 11/1/24, Callable 10/1/24 @ 100	10,000	10,317
4.54%, 8/1/26, Callable 6/1/26 @ 100	10,000	10,378
Fulton Financial Corp. 3.60%, 3/16/22	3,250	3,320
4.50%, 11/15/24 (h)	10,000	10,824
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	10,000	12,223
Glencore Funding LLC 4.13%, 5/30/23 (a)	5,000	5,269
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	15,000	15,871
4.88%, 3/12/29, Callable 12/12/28 @ 100 (a)	6,700	7,420
Global Atlantic Fin Co., 8.63%, 4/15/21 (a)	10,000	10,702
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	17,143	17,525
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,127
Home BancShares, Inc., 5.62%(LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (c)	5,000	5,150
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,624
Hyundai Capital America 3.25%, 9/20/22 (a)	10,000	10,271
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	20,000	20,861
ILFC E-Capital Trust I, 3.90%, 12/21/65, Callable 3/16/20 @ 100 (a) (j)	10,000	7,947
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	15,000	16,046

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Jackson National Life Global Funding 2.50%, 6/27/22 (a)	$10,000	$10,175
3.25%, 1/30/24 (a)	20,000	21,018
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	20,000	21,012
2.41%(LIBOR03M+50bps), 2/1/27, Callable 3/16/20 @ 100 (c) (h)	4,000	3,819
4.25%, 10/1/27	5,000	5,656
KeyBank NA, 3.40%, 5/20/26, MTN	20,000	21,406
LegacyTexas Financial Group, Inc., 5.50%(LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (c)	5,000	4,926
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	20,000	20,742
Lincoln National Corp. 4.20%, 3/15/22	10,000	10,474
4.26%(LIBOR03M+236bps), 5/17/66, Callable 2/28/20 @ 100 (c)	15,000	13,549
Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,463
Main Street Capital Corp. 4.50%, 12/1/22	4,500	4,753
5.20%, 5/1/24	7,800	8,437
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,421
MassMutual Global Funding 3.60%, 4/9/24 (a)	10,000	10,718
2.75%, 6/22/24 (a)	10,000	10,408
MB Financial Bank NA, 4.00%(LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	10,417	10,614
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	15,000	16,184
MetLife, Inc., 4.13%, 8/13/42	10,000	11,785
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	16,000	16,671
National Rural Utilities Cooperative Finance Corp., 4.75%(LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (c)	9,500	9,896
Nationwide Mutual Insurance Co., 4.18%(LIBOR03M+229bps), 12/15/24, Callable 3/16/20 @ 100 (a) (c)	29,505	29,467
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c) (h)	10,000	10,524
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	5,000	5,491
Ohio National Financial Services, Inc., 6.63%, 5/1/31 (a)	5,000	5,405
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	20,000	21,527
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000	1,047
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	20,000	22,241
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (c)	5,000	5,105
PNC Bank NA 4.20%, 11/1/25, Callable 10/2/25 @ 100	7,000	7,807
2.70%, 10/22/29	10,000	10,281
PPL Capital Funding, Inc., 4.63%(LIBOR03M+267bps), 3/30/67, Callable 3/16/20 @ 100 (c)	21,130	20,636
Primerica, Inc., 4.75%, 7/15/22	10,000	10,673
ProAssurance Corp., 5.30%, 11/15/23	9,864	10,755
Prudential Financial, Inc. 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (c)	10,000	10,811
4.35%, 2/25/50, Callable 8/25/49 @ 100	5,000	5,973

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Regions Bank, 6.45%, 6/26/37	$10,409	$14,221
S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	10,000	11,010
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,374
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)	10,000	10,180
StanCorp Financial Group, Inc., 5.00%, 8/15/22	17,050	18,030
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5,450	5,456
Sterling Bancorp 3.50%, 6/8/20, Callable 5/8/20 @ 100	8,000	7,965
4.00%(SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (c)	8,750	8,867
Sterling National Bank, 5.25%(LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (c)	5,000	5,089
Susquehanna Bancshares, Inc., 5.38%, 8/15/22 (h)	6,021	6,500
Synchrony Financial 3.95%, 12/1/27, Callable 9/1/27 @ 100	13,500	14,378
5.15%, 3/19/29, Callable 12/19/28 @ 100	9,250	10,686
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	10,713
TCF National Bank 6.25%, 6/8/22	10,000	10,782
4.13%(LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	4,000	3,963
Texas Capital Bank NA, 5.25%, 1/31/26	12,335	13,179
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (c)	5,000	5,425
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	13,086	14,544
The Hartford Financial Services Group, Inc., 4.03%(LIBOR03M+213bps), 2/12/67, Callable 3/16/20 @ 100 (a) (c)	14,000	13,475
The PNC Financial Services Group, Inc. 2.85%, 11/9/22 (p)	10,000	10,279
3.15%, 5/19/27, Callable 4/19/27 @ 100	5,000	5,366
2.55%, 1/22/30, Callable 10/24/29 @ 100	15,000	15,318
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,854
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	8,743
Towne Bank, 4.50%(LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (c)	11,062	10,986
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,500	2,698
US BanCorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	5,000	5,299
USB Realty Corp., 2.98%(LIBOR03M+115bps), Callable 1/15/22 @ 100 (a) (c) (i)	16,800	15,036
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	20,000	21,345
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,000	5,336
Wells Fargo & Co., 3.00%, 10/23/26	20,000	20,961
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	25,000	25,308
		1,414,225
Health Care (3.4%):
Abbvie, Inc. 3.20%, 11/6/22, Callable 9/6/22 @ 100	5,000	5,161
3.60%, 5/14/25, Callable 2/14/25 @ 100	10,000	10,694
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	15,000	15,607
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	9,677	9,789

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Baylor Scott & White Holdings 3.10%, 11/15/25, Callable 8/15/25 @ 100	$7,000	$7,397
2.65%, 11/15/26, Callable 8/15/26 @ 100	20,000	20,274
Becton Dickinson & Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	5,000	5,432
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,214
Boston Medical Center Corp., 4.52%, 7/1/26	4,250	4,711
Bristol-Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100 (a)	5,000	5,607
Cigna Corp. 3.40%, 3/1/27, Callable 12/1/26 @ 100 (a)	15,000	15,841
3.05%, 10/15/27, Callable 7/15/27 @ 100 (a)	10,000	10,369
Community Health Network, Inc., 4.24%, 5/1/25	10,000	10,628
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	11,700	12,980
3.25%, 8/15/29, Callable 5/15/29 @ 100	8,966	9,326
CVS Pass-Through Trust 6.04%, 12/10/28	5,618	6,350
7.51%, 1/10/32 (a)	3,591	4,522
5.93%, 1/10/34 (a)	3,867	4,535
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	17,720
Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	8,333	8,871
Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	10,000	10,900
HCA, Inc. 5.00%, 3/15/24	5,000	5,534
5.25%, 4/15/25	15,000	17,040
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,746
Medtronic, Inc., 4.38%, 3/15/35	7,154	8,877
Mercy Health 3.38%, 11/1/25	15,000	15,794
4.30%, 7/1/28	3,720	4,213
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	5,555	6,135
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,115
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,065
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	10,000	10,006
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100 (h)	8,500	9,395
Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	2,000	2,095
UnitedHealth Group, Inc., 3.10%, 3/15/26	5,000	5,344
		298,287
Industrials (5.0%):
Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	10,000	10,579
American Airlines Pass Through Trust 3.70%, 4/1/28	7,265	7,783
4.00%, 3/22/29	8,342	8,998
4.00%, 8/15/30 (h)	4,381	4,761
3.60%, 4/15/31	9,188	9,586
Arconic, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	17,750	19,149
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,786	1,855
Brambles USA, Inc., 4.13%, 10/23/25, Callable 7/25/25 @ 100 (a)	5,500	5,986

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
British Airways Pass Through Trust 4.63%, 12/20/25 (a)	$14,361	$15,269
3.35%, 12/15/30 (a)	7,000	7,276
3.80%, 3/20/33 (a)	3,854	4,142
Burlington Northern Santa Fe LLC 3.75%, 4/1/24, Callable 1/1/24 @ 100	8,000	8,614
3.65%, 9/1/25, Callable 6/1/25 @ 100	10,000	10,948
3.90%, 8/1/46, Callable 2/1/46 @ 100	7,000	8,041
Continental Airlines Pass Through Trust 5.50%, 4/29/22	1,365	1,390
4.15%, 10/11/25	6,801	7,233
4.00%, 4/29/26	3,497	3,733
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	7,244	7,840
Eaton Corp. 2.75%, 11/2/22	10,000	10,271
3.10%, 9/15/27, Callable 6/15/27 @ 100 (h)	10,000	10,642
FedEx Corp., 3.90%, 2/1/35	10,000	10,565
General Electric Co., 5.00%(LIBOR03M+333bps), Callable 1/21/21 @ 100 (c) (i)	11,842	11,767
Hawaiian Airlines Pass Through Certificates 4.95%, 7/15/23	12,961	13,190
3.90%, 7/15/27	11,860	12,014
Hillenbrand, Inc. 5.50%, 7/15/20	5,000	5,062
4.50%, 9/15/26, Callable 7/15/26 @ 100	15,000	16,119
Hubbell, Inc. 3.35%, 3/1/26, Callable 12/1/25 @ 100	10,000	10,405
3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,330
Ingersoll-Rand Co., 9.00%, 8/15/21	1,500	1,648
JetBlue Pass Through Trust, 2.95%, 11/15/29	9,756	9,939
Kansas City Southern, 3.13%, 6/1/26, Callable 3/1/26 @ 100	7,000	7,332
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	9,056
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,528
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	5,000	5,392
Raytheon Co., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	12,241
Snap-on, Inc., 3.25%, 3/1/27, Callable 12/1/26 @ 100	10,000	10,666
Spirit Airlines Pass Through Trust 4.45%, 10/1/25	2,677	2,786
4.10%, 10/1/29	11,477	12,210
3.38%, 8/15/31	9,244	9,637
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	2,985
Totem Ocean Trailer Express, Inc., Title XI (NBGA-United States Government), 6.37%, 4/15/28	7,363	8,485
TTX Co. 4.15%, 1/15/24 (a)	5,000	5,366
3.60%, 1/15/25 (a)	10,000	10,664
Union Pacific Corp. 3.38%, 2/1/35, Callable 8/1/34 @ 100	10,000	10,852
4.25%, 4/15/43, Callable 10/15/42 @ 100	10,000	11,634
4.30%, 3/1/49, Callable 9/1/48 @ 100	12,000	14,329

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
United Airlines Pass Through Trust 3.70%, 6/1/24	$7,000	$7,239
4.30%, 2/15/27	3,763	4,084
3.75%, 3/3/28	15,472	16,434
US Airways Pass Through Trust 6.25%, 10/22/24 (h)	2,256	2,460
3.95%, 5/15/27	6,524	6,954
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100	14,050	14,527
		455,996
Information Technology (1.7%):
Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	5,000	5,572
Applied Materials, Inc. 3.30%, 4/1/27, Callable 1/1/27 @ 100	10,000	10,807
5.10%, 10/1/35, Callable 4/1/35 @ 100	10,000	13,109
Broadcom, Inc., 3.63%, 10/15/24, Callable 9/15/24 @ 100 (a)	5,000	5,265
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103 (a)	2,500	2,624
Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100 (a)	5,000	5,569
Keysight Technologies, Inc. 4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	2,952
3.00%, 10/30/29, Callable 7/30/29 @ 100	5,263	5,427
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	10,000	11,272
Microsoft Corp. 3.30%, 2/6/27, Callable 11/6/26 @ 100	10,000	10,947
4.20%, 11/3/35, Callable 5/3/35 @ 100	20,000	24,557
3.45%, 8/8/36, Callable 2/8/36 @ 100	10,000	11,333
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	10,000	11,111
Qualcomm, Inc. 3.25%, 5/20/27, Callable 2/20/27 @ 100	7,000	7,521
4.65%, 5/20/35, Callable 11/20/34 @ 100	10,000	12,347
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,663
Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100	3,000	3,191
VeriSign, Inc., 5.25%, 4/1/25, Callable 1/1/25 @ 100	4,250	4,684
		153,951
Materials (1.7%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	5,000	5,332
Ball Corp., 5.25%, 7/1/25	5,000	5,604
CF Industries, Inc., 4.50%, 12/1/26 (a)	10,000	11,045
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	5,000	5,211
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/21 @ 102.25	3,000	3,127
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	10,190
Graphic Packaging International LLC, 4.13%, 8/15/24, Callable 5/15/24 @ 100	2,000	2,096
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	2,700	2,938
International Paper Co. 3.80%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,445
3.00%, 2/15/27, Callable 11/15/26 @ 100 (h)	7,500	7,899
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,435	1,501
See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Monsanto Co. 3.38%, 7/15/24, Callable 4/15/24 @ 100 (h)	$5,000	$5,144
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	4,552
Reynolds Group Issuer, Inc. 5.13%, 7/15/23, Callable 3/16/20 @ 102.56 (a)	2,500	2,550
7.00%, 7/15/24, Callable 3/16/20 @ 103.5 (a)	5,000	5,148
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100	8,000	8,578
Sealed Air Corp., 6.88%, 7/15/33 (a)	9,000	10,695
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	20,000	22,587
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100 (h)	5,000	5,338
The Sherwin-Williams Co., 3.45%, 6/1/27, Callable 3/1/27 @ 100	2,900	3,118
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	10,000	10,579
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	9,545
		148,222
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	5,801
AvalonBay Communities, Inc. 3.45%, 6/1/25, Callable 3/3/25 @ 100	5,000	5,381
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,864
Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	10,000	10,559
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,862
EPR Properties, 4.75%, 12/15/26, Callable 9/15/26 @ 100	10,000	11,113
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,420
Federal Realty Investment Trust 3.00%, 8/1/22, Callable 5/1/22 @ 100	7,000	7,168
2.75%, 6/1/23, Callable 3/1/23 @ 100	10,000	10,236
3.25%, 7/15/27, Callable 4/15/27 @ 100	1,852	1,971
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	5,000	5,312
Hudson Pacific Properties LP 3.95%, 11/1/27	5,000	5,394
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,246
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	4,901	5,149
4.63%, 8/1/29, Callable 8/1/24 @ 102.31	1,000	1,046
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,191
Realty Income Corp. 4.13%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,612
3.00%, 1/15/27, Callable 10/15/26 @ 100	6,000	6,290
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,372
SBA Tower Trust, 3.45%, 3/15/48 (a)	30,000	31,180
Spirit Realty LP, 4.45%, 9/15/26, Callable 6/15/26 @ 100	7,500	8,297
STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	5,000	5,701
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	14,000	14,549
		175,714
Utilities (5.8%):
AES Corp. 4.88%, 5/15/23, Callable 3/16/20 @ 101.63	4,298	4,351
5.50%, 4/15/25, Callable 4/15/20 @ 102.75	10,000	10,327

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	$10,000	$10,437
Aqua America, Inc., 4.28%, 5/1/49, Callable 11/1/48 @ 100	10,000	11,766
Aquarion Co., 4.00%, 8/15/24, Callable 5/15/24 @ 100 (a)	15,000	15,968
Atlantic City Electric Co., 3.38%, 9/1/24, Callable 6/1/24 @ 100	5,000	5,277
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	11,780
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	15,000	18,248
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	20,000	21,163
Cleco Corporate Holdings LLC 3.74%, 5/1/26, Callable 2/1/26 @ 100	15,000	15,756
3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	7,333	7,494
Consumers Energy Co., 3.95%, 7/15/47, Callable 1/15/47 @ 100	10,000	11,939
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	5,890
Dominion Energy South Carolina, Inc. 5.30%, 5/15/33	5,000	6,508
4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,565
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	8,096
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	11,298
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	10,000	11,844
Duquesne Light Holdings, Inc., 5.90%, 12/1/21 (a)	3,500	3,723
Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	2,500	2,885
Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	6,000	6,401
Entergy Arkansas LLC, 3.05%, 6/1/23, Callable 3/1/23 @ 100	4,000	4,136
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,655
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,341
Entergy Texas, Inc. 2.55%, 6/1/21, Callable 5/1/21 @ 100	10,000	10,039
3.45%, 12/1/27, Callable 9/1/27 @ 100 (h)	15,000	15,774
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,459
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,327
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,294
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	10,678
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	8,000
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,336
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,546
Monongahela Power Co. 4.10%, 4/15/24, Callable 1/15/24 @ 100 (a)	10,000	10,799
5.40%, 12/15/43, Callable 6/15/43 @ 100 (a)	10,000	13,533
National Fuel Gas Co. 4.90%, 12/1/21, Callable 9/1/21 @ 100	10,000	10,445
5.20%, 7/15/25, Callable 4/15/25 @ 100	10,000	11,117
3.95%, 9/15/27, Callable 6/15/27 @ 100	10,000	10,285
Northern States Power Co. 4.00%, 8/15/45, Callable 2/15/45 @ 100	15,000	17,878
3.60%, 5/15/46, Callable 11/15/45 @ 100	20,000	22,691
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,700
Pacific Gas & Electric Co., 2.95%, 3/1/26, Callable 12/1/25 @ 100 (k)	15,000	15,370
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	7,111
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	2,733	2,991
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	5,871
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	10,000	11,621

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co. 6.25%(LIBOR03M+420bps), Callable 2/1/22 @ 100 (c) (i)	$10,000	$10,340
4.00%, 4/1/47, Callable 10/1/46 @ 100	15,000	16,617
Southern Co. Gas Capital Corp., 3.25%, 6/15/26, Callable 3/15/26 @ 100	7,000	7,442
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,344
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	5,000	5,296
Tri-State Generation & Transmission Association, Inc. 4.70%, 11/1/44, Callable 5/1/44 @ 100	10,000	11,981
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	11,328
WEC Energy Group, Inc., 4.02%(LIBOR03M+211bps), 5/15/67, Callable 3/16/20 @ 100 (c)	15,000	14,130
		530,191
Total Corporate Bonds (Cost $3,921,970)		4,214,887
Foreign Bonds (0.3%)
Sovereign Bond (0.3%):
Province of Alberta Canada, 2.55%, 12/15/22	15,000	11,623
Province of Ontario Canada, 2.85%, 6/2/23	20,000	15,698
		27,321
Total Foreign Bonds (Cost $34,588)		27,321
Yankee Dollar (16.8%)
Communication Services (0.9%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	14,000	14,322
Deutsche Telekom International Finance BV 3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	15,000	16,138
4.75%, 6/21/38, Callable 12/21/37 @ 100 (a)	5,000	5,952
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	10,000	10,133
Telecom Italia Capital, 6.38%, 11/15/33	10,000	11,670
Tencent Holdings Ltd., 3.93%, 1/19/38, Callable 7/19/37 @ 100 (a)	5,000	5,623
Vodafone Group PLC 5.00%, 5/30/38	6,667	7,998
4.25%, 9/17/50	10,000	10,934
		82,770
Consumer Discretionary (0.0% (g)):
International Game Technology PLC, 6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,380
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	7,333	7,444
Avon International Capital PLC, 6.50%, 8/15/22, Callable 3/16/20 @ 103.94 (a)	8,928	9,254
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	10,000	11,235
Becle SAB de CV, 3.75%, 5/13/25 (a)	7,500	7,796
Hutchison Whampoa International Ltd. 4.63%, 1/13/22 (a)	5,000	5,238
3.63%, 10/31/24 (a)	10,000	10,666
Imperial Brands Finance PLC 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	20,000	21,530
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	10,000	10,437
		83,600

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (1.0%):
Aker BP ASA, 5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	$4,500	$4,726
APT Pipelines Ltd., 4.25%, 7/15/27, Callable 4/15/27 @ 100 (a)	6,000	6,604
Eni SpA 4.75%, 9/12/28 (a)	11,000	12,747
4.25%, 5/9/29, Callable 2/9/29 @ 100 (a)	4,000	4,510
Noble Holding International Ltd., 4.90%, 8/1/20 (h) (l)	10,000	9,721
Petrobras Global Finance BV, 5.75%, 2/1/29	7,407	8,554
Petroleos Maxicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100 (a)	6,667	6,769
Petroleos Mexicanos 5.38%, 3/13/22	6,000	6,359
6.84%, 1/23/30, Callable 10/23/29 @ 100 (a)	6,000	6,510
Saudi Arabian Oil Co., 4.25%, 4/16/39 (a)	15,000	16,590
Transocean, Inc., 8.38%, 12/15/21 (h)	2,250	2,324
		85,414
Financials (8.7%):
ABN AMRO Bank NV 4.75%, 7/28/25 (a)	15,000	16,615
4.80%, 4/18/26 (a)	10,000	11,171
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	4,750	5,021
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	8,000	8,509
Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26 (a)	10,000	11,015
Banco Santander Mexico SA, 5.95%(H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a) (c)	1,000	1,084
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (c)	7,500	8,038
Banque Federative du Credit Mutuel SA, 2.70%, 7/20/22 (a)	5,000	5,102
Barclays PLC 4.84%, 5/9/28, Callable 5/7/27 @ 100	12,300	13,691
5.09%(LIBOR03M+305bps), 6/20/30, Callable 6/20/29 @ 100 (c)	10,000	11,466
BAT International Finance PLC, 3.95%, 6/15/25 (a)	20,000	21,466
BBVA Bancomer SA, 4.38%, 4/10/24 (a)	10,000	10,797
BNP Paribas SA 7.20%(LIBOR03M+129bps), Callable 6/25/37 @ 100 (a) (c) (h) (i)	5,000	5,652
4.70%(LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (c)	10,000	10,956
4.38%, 9/28/25 (a)	5,000	5,468
4.38%, 5/12/26 (a)	10,000	10,933
4.63%, 3/13/27 (a)	4,000	4,461
BP Capital Markets PLC 3.28%, 9/19/27, Callable 6/19/27 @ 100	5,000	5,323
3.72%, 11/28/28, Callable 8/28/28 @ 100	10,000	11,039
BPCE SA 3.00%, 5/22/22 (a)	9,200	9,420
4.00%, 9/12/23 (a)	5,000	5,343
3.50%, 10/23/27 (a)	9,524	10,145
3.25%, 1/11/28 (a)	10,000	10,616
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	11,884
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	3,047	3,735
Commonwealth Bank of Australia, 3.25%, 7/20/23 (a) (h)	10,000	10,548

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Co-operatieve Rabobank UA 3.88%, 2/8/22	$10,000	$10,433
3.95%, 11/9/22	16,903	17,758
4.00%(USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (c)	8,000	8,454
Credit Agricole SA 3.25%, 10/4/24 (a)	14,286	15,005
4.13%, 1/10/27 (a)	15,000	16,472
Credit Suisse Group AG 3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,731
3.87%(LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (c)	4,445	4,841
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,274
Danske Bank A/S 5.38%, 1/12/24 (a)	5,000	5,565
3.24%(LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a) (c)	3,500	3,612
Deutsche Bank AG 5.00%, 2/14/22	10,000	10,473
4.87%(USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	10,000	9,971
Enel Finance International NV 4.63%, 9/14/25 (a)	5,000	5,553
3.63%, 5/25/27 (a)	5,000	5,324
HSBC Bank PLC, 2.19%(LIBOR06M+25bps), Callable 6/30/20 @ 100 (c) (i)	15,000	12,344
HSBC Holdings PLC 3.90%, 5/25/26	10,000	10,863
4.38%, 11/23/26	5,000	5,517
ING Groep NV, 3.95%, 3/29/27	14,100	15,582
Intesa Sanpaolo SpA, 3.25%, 9/23/24 (a) (h)	5,000	5,117
Lloyds Banking Group PLC 3.75%, 1/11/27	25,000	26,829
3.57%(LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (c)	5,000	5,324
Mizuho Financial Group, Inc., 3.17%, 9/11/27	20,000	21,095
National Australia Bank Ltd., 3.00%, 1/20/23	5,000	5,185
Nationwide Building Society 4.00%, 9/14/26 (a)	20,000	21,404
4.12%(USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a) (c)	12,000	12,754
Nordea Bank Abp, 4.88%, 5/13/21 (a)	11,000	11,392
ORIX Corp., 3.70%, 7/18/27	10,000	10,874
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (c)	20,000	21,125
Royal Bank of Canada, 4.65%, 1/27/26 (h)	20,000	22,756
Royal Bank of Scotland Group PLC 6.13%, 12/15/22	10,000	10,960
6.10%, 6/10/23	5,000	5,554
3.88%, 9/12/23	7,000	7,399
4.27%(LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (c)	4,000	4,298
4.80%, 4/5/26	5,000	5,646
3.75%(H15T5Y+210bps), 11/1/29, Callable 11/1/24 @ 100 (c)	3,000	3,113
5.08%(LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (c)	10,000	11,762
Santander UK Group Holdings PLC, 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,139
Santander UK PLC 5.00%, 11/7/23 (a)	20,000	21,810
4.00%, 3/13/24	5,000	5,393

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Shell International Finance BV, 3.63%, 8/21/42	$10,000	$11,071
Siemens Financieringsmaatschappij NV 3.25%, 5/27/25 (a)	20,000	21,345
3.40%, 3/16/27 (a)	10,000	10,813
Standard Chartered PLC, 4.87%(LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (c)	7,500	8,325
Suncorp-Metway Ltd., 2.80%, 5/4/22 (a)	7,500	7,635
Swedbank AB, 2.65%, 3/10/21 (a)	7,500	7,569
The Bank of Nova Scotia, 4.50%, 12/16/25	10,000	11,189
The Toronto-Dominion Bank, 3.62%(USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (c)	10,000	10,704
Washington Aircraft 1 Co. DAC(NBGA-United States Government), 2.64%, 9/15/26	4,024	4,269
Westpac Banking Corp., 4.32%(USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (c)	10,000	10,893
XLIT Ltd., 4.45%, 3/31/25	5,000	5,533
		774,545
Health Care (0.6%):
Allergan Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	15,000	16,086
Covidien International Finance SA, 2.95%, 6/15/23, Callable 3/15/23 @ 100	10,000	10,363
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,332
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	5,000	5,965
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	15,000	12,857
		50,603
Industrials (1.8%):
Air Canada Pass Through Trust 5.38%, 11/15/22 (a)	3,195	3,289
4.13%, 11/15/26 (a)	18,213	19,577
3.60%, 9/15/28 (a)	8,155	8,672
3.75%, 6/15/29 (a)	4,987	5,369
Avolon Holdings Funding Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100 (a)	6,460	6,984
Bombardier, Inc., 7.50%, 3/15/25, Callable 3/16/20 @ 103.75 (a)	10,000	9,669
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	12,000	12,574
CK Hutchison International Ltd., 3.50%, 4/5/27 (a)	10,000	10,683
CK Hutchison International Ltd. 2.75%, 10/3/26 (a)	7,500	7,679
3.25%, 9/29/27 (a)	10,000	10,518
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,306
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	10,000	10,374
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	11,256	11,610
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	5,281
Smiths Group PLC, 3.63%, 10/12/22 (a)	12,250	12,590
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,656
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	7,186	6,768
		157,599
Information Technology (0.1%):
Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	4,800	5,047
Materials (1.8%):
Air Liquide Finance SA, 3.50%, 9/27/46, Callable 3/27/46 @ 100 (a)	10,000	11,038

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Anglo American Capital PLC 4.88%, 5/14/25 (a)	$5,000	$5,583
4.00%, 9/11/27 (a)	6,667	7,117
Arcelormittal, 6.25%, 2/25/22	10,000	10,782
ArcelorMittal, 7.00%, 10/15/39	8,000	10,114
Boral Finance Pty Ltd., 3.75%, 5/1/28, Callable 2/1/28 @ 100 (a)	3,462	3,576
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	25,000	25,192
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	7,500	7,608
Cemex SAB de CV, 7.75%, 4/16/26, Callable 4/16/21 @ 103.88 (a)	9,250	10,083
Fresnillo PLC, 5.50%, 11/13/23 (a)	20,000	21,850
Industrias Penoles SAB de CV, 4.15%, 9/12/29, Callable 6/12/29 @ 100 (a)	2,500	2,608
Kinross Gold Corp. 5.95%, 3/15/24, Callable 12/15/23 @ 100	10,000	11,210
4.50%, 7/15/27, Callable 4/15/27 @ 100	2,000	2,129
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (e)	1,925	2,041
Syngenta Finance NV, 3.93%, 4/23/21 (a)	5,000	5,098
Teck Resources Ltd., 6.13%, 10/1/35	12,334	14,643
Vale Overseas Ltd., 6.25%, 8/10/26	9,000	10,639
Yara International ASA, 4.75%, 6/1/28, Callable 3/1/28 @ 100 (a)	11,673	13,040
		174,351
Real Estate (0.2%):
Scentre Group Trust 1/Scentre Group Trust 2 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	5,000	5,027
3.25%, 10/28/25, Callable 7/30/25 @ 100 (a)	10,000	10,429
		15,456
Sovereign Bond (0.2%):
Caribbean Development Bank, 4.38%, 11/9/27 (a)	5,000	5,159
Republic of Italy Government International Bond, 5.38%, 6/15/33	10,000	12,148
		17,307
Utilities (0.5%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)	5,000	5,415
Electricite de France SA, 5.25%(USSW10+371bps), Callable 1/29/23 @ 100 (a) (c) (i)	20,000	21,070
ENEL Chile SA, 4.88%, 6/12/28	10,000	11,253
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	10,000	10,439
Transelec SA, 3.88%, 1/12/29, Callable 10/16/28 @ 100 (a)	3,500	3,667
		51,844
Total Yankee Dollar (Cost $1,396,091)		1,501,916
Government National Mortgage Association (0.0%) (g)
Pass-throughs (0.0%):
Government National Mortgage Assoc. 6.00%, 8/20/32	346	395
Total Government National Mortgage Association (Cost $347)		395

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (7.4%)
Alabama (0.0%): (g)
The Water Works Board of The City of Birmingham Revenue 2.70%, 1/1/29	$3,000	$3,071
2.80%, 1/1/30, Continuously Callable @100	3,000	3,077
		6,148
California (0.9%):
Industry Public Facilities Authority Tax Allocation (INS-Assured Guaranty Municipal Corp.) Series A, 3.47%, 1/1/21	5,000	5,051
Series A, 3.82%, 1/1/22	5,000	5,152
Las Virgenes Unified School District, GO, Series C1, 5.54%, 8/1/25	1,250	1,428
Placentia-Yorba Linda Unified School District, GO, 5.40%, 8/1/21	850	895
Port of Oakland Revenue 4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	80
4.50%, 5/1/32, Continuously Callable @100	11,625	12,468
Series P, 4.50%, 5/1/30, Continuously Callable @100	5,000	5,364
Riverside Community College District, GO Series B, 3.49%, 8/1/23	4,250	4,524
Series B, 3.61%, 8/1/24	3,000	3,254
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	10,756
San Marcos Redevelopment Agency Successor Agency Tax Allocation Series B, 4.02%, 10/1/25	5,250	5,817
Series B, 4.47%, 10/1/29	6,500	7,556
Torrance Unified School District, GO, Series B, 5.52%, 8/1/21	2,000	2,110
Vista Redevelopment Agency Successor Agency Tax Allocation(INS-Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,816
		67,271
Colorado (0.1%):
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	5,986
Connecticut (0.8%):
City of Bridgeport, GO Series A, 4.03%, 8/15/28	10,000	10,997
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,110
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,404
State of Connecticut, GO Series A, 3.23%, 1/15/25	5,000	5,314
Series A, 3.43%, 4/15/28	1,500	1,646
Series A, 3.90%, 9/15/28	2,500	2,838
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,257
Town of Stratford, GO, 5.75%, 8/15/30, Continuously Callable @100	10,000	11,305
		55,871
Florida (0.4%):
City of Jacksonville Revenue, 2.37%, 10/1/20	3,000	3,009
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	9,827

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade Aviation Revenue Series B, 2.70%, 10/1/26	$8,250	$8,541
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,715
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	7,009
The School Board of Miami-Dade County Certificate participation(INS-Assured Guaranty Municipal Corp.), Series B, 5.38%, 5/1/31, Continuously Callable @100	10,000	10,445
		41,546
Georgia (0.3%):
Athens Housing Authority Revenue 2.54%, 12/1/27	3,405	3,469
2.59%, 12/1/28	4,585	4,663
2.69%, 12/1/29	4,740	4,841
Atlanta & Fulton County Recreation Authority Revenue 3.80%, 12/15/37	2,000	2,176
4.00%, 12/15/46	1,500	1,717
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,410
		22,276
Hawaii (0.5%):
City & County of Honolulu, GO 2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	930
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	707
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	808
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	653
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	723
State of Hawaii Department of Budget & Finance Revenue 3.25%, 1/1/25	3,000	3,184
3.10%, 5/1/26	7,235	7,729
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	15,000	15,710
State of Hawaii, GO, 2.80%, 10/1/27, Continuously Callable @100	7,000	7,317
		37,761
Idaho (0.0%): (g)
Idaho State Building Authority Revenue 3.78%, 9/1/30, Continuously Callable @100	2,500	2,764
3.93%, 9/1/31, Continuously Callable @100	2,120	2,360
3.98%, 9/1/32, Continuously Callable @100	2,000	2,226
		7,350
Illinois (0.5%):
Chicago Midway International Airport Revenue Series A, 5.00%, 1/1/25, Continuously Callable @100	6,500	7,412
Series A, 5.00%, 1/1/26, Continuously Callable @100	8,000	9,114
Chicago O'Hare International Airport Revenue, Series B, 5.00%, 1/1/21	5,000	5,175
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	8,162
Illinois Finance Authority Revenue 3.55%, 8/15/29	2,025	2,184
3.60%, 8/15/30	3,000	3,260

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Winnebago & Boone Counties School District No 205 Revenue, 3.80%, 12/1/26, Continuously Callable @100	$4,500	$4,789
		40,096
Indiana (0.2%):
Indiana Finance Authority Revenue Series A, 3.62%, 7/1/36	1,500	1,650
Series B, 3.43%, 9/15/32, Continuously Callable @100	4,500	4,454
Series C, 4.36%, 7/15/29	4,955	5,767
Series C, 4.53%, 7/15/31	4,260	5,089
		16,960
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	12,350
Kentucky (0.0%): (g)
Kentucky Economic Development Finance Authority Revenue 3.72%, 12/1/26	2,335	2,509
3.82%, 12/1/27	1,985	2,155
3.92%, 12/1/28, Continuously Callable @100	1,000	1,088
4.02%, 12/1/29, Continuously Callable @100	1,500	1,637
4.12%, 12/1/30, Continuously Callable @100	1,300	1,424
Kentucky Economic Development Finance Authority Revenue(INS-Assured Guaranty Municipal Corp.), 3.62%, 12/1/25	1,000	1,063
		9,876
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.24%, 8/1/28	20,000	20,694
Maine (0.1%):
Maine Municipal Bond Bank Revenue, 4.25%, 6/1/23	5,000	5,394
Maryland (0.0%): (g)
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,290	2,439
Series B, 4.15%, 6/1/28	2,390	2,566
Series B, 4.25%, 6/1/29	2,495	2,701
Series B, 4.35%, 6/1/30	1,325	1,448
Series B, 4.40%, 6/1/31	1,385	1,522
		10,676
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	6,844
Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	10,000	10,489
Mississippi (0.2%):
State of Mississippi, GO Series D, 3.73%, 10/1/32	10,000	11,565
Series E, 2.83%, 12/1/24	1,800	1,898
Series E, 3.03%, 12/1/25	2,000	2,141
		15,604

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.5%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	$2,525	$2,745
Series A, 4.29%, 9/1/26	2,415	2,652
Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	2,966
New Jersey Economic Development Authority Revenue 5.25%, 9/1/22, Continuously Callable @100	2,700	2,812
Series NNN, 3.77%, 6/15/31	10,000	10,354
Series YY, 4.45%, 6/15/20	14,310	14,388
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,300
New Jersey Transportation Trust Fund Authority Revenue 5.50%, 12/15/22	3,320	3,725
4.08%, 6/15/39	3,845	4,087
New Jersey Transportation Trust Fund Authority Revenue(INS — AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,547
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,166
South Jersey Port Corp. Revenue Series B, 5.00%, 1/1/25	500	582
Series B, 5.00%, 1/1/26	1,000	1,190
Series B, 5.00%, 1/1/27	1,000	1,213
Series B, 5.00%, 1/1/28	500	616
		58,343
New Mexico (0.0%): (g)
County of Sandoval Revenue, 2.72%, 6/1/20	1,000	1,002
New York (0.5%):
Long Island Power Authority Revenue Series B, 3.98%, 9/1/25	2,500	2,747
Series B, 4.13%, 9/1/26	2,500	2,793
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,742
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	5,000	5,195
New York State Dormitory Authority Revenue, 5.10%, 8/1/34	11,400	13,646
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	3,846	3,920
Town of Oyster Bay, GO 3.80%, 2/1/20	1,830	1,830
3.95%, 2/1/21	1,500	1,521
		42,394
North Carolina (0.1%):
City of Kannapolis NC Tax Allocation, Build America Bond, Series B, 7.28%, 3/1/27, Continuously Callable @100	5,000	5,020
Ohio (0.1%):
City of Cleveland Airport System Revenue Series A, 2.88%, 1/1/31	1,230	1,259
Series A, 2.93%, 1/1/32	2,990	3,060
Series A, 2.98%, 1/1/33	3,190	3,244
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Continuously Callable @100	10,000	10,670
		18,233

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	$10,250	$11,786
Other Territories (0.0%): (g)
Federal Home Loan Mortgage Corp. Revenue, Series A, 1.60%, 8/15/51, (Put Date 6/15/22) (m)	3,105	3,135
Pennsylvania (0.5%):
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,700
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,445
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,404
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (m)	2,810	2,861
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (m)	1,415	1,443
State Public School Building Authority Revenue, 3.15%, 4/1/30	6,460	6,637
State Public School Building Authority Revenue(INS-Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,394
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	12,044
		41,928
South Carolina (0.2%):
South Carolina Public Service Authority Revenue, Series D, 4.77%, 12/1/45	10,000	12,359
Tennessee (0.1%):
Jackson Energy Authority Revenue 2.90%, 4/1/22	2,000	2,048
3.05%, 4/1/23	2,745	2,852
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,079
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,845
		17,824
Texas (0.5%):
Austin Community College District Public Facility Corp. Revenue, Build America Bond Series A, 6.76%, 8/1/30, Pre-refunded 8/1/20 @ 100	1,550	1,588
Series A, 6.91%, 8/1/35, Pre-refunded 8/1/20 @ 100	2,000	2,051
City of Houston Combined Utility System Revenue, 5.00%, 11/15/33, Continuously Callable @100	5,000	5,156
Colony Local Development Corp. Revenue (INS-Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,460
Dallas/Fort Worth International Airport Revenue 4.00%, 11/1/21, Pre-refunded 11/1/20 @ 100	12,570	12,836
Series A, 4.44%, 11/1/21	2,265	2,369
Ector County Hospital District Revenue, Build America Bond, Series B, 7.18%, 9/15/35, Continuously Callable @100	9,700	9,839
Harris County Cultural Education Facilities Finance Corp. Revenue Series B, 2.10%, 5/15/22	875	880
Series B, 2.17%, 5/15/23	1,000	1,008
Series B, 2.57%, 5/15/26	1,000	1,015
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,153

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	$1,000	$1,084
State of Texas, GO, 3.00%, 4/1/28	3,850	4,156
		54,595
Wisconsin (0.0%): (g)
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30 (b)	4,000	4,046
Total Municipal Bonds (Cost $612,663)		663,857
U.S. Government Agency Mortgages (6.9%)
Federal Home Loan Mortgage Corp. 5.00%, 6/1/20	7	7
5.50%, 11/1/20	79	80
5.50%, 12/1/20	48	48
5.00%, 1/1/21	94	94
Series K018 Class X1, 1.44%, 1/25/22 (d) (f)	54,144	958
Series K020 Class X1, 1.51%, 5/25/22 (d) (f)	85,702	2,072
Series K021 Class X1, 1.56%, 6/25/22 (d) (f)	66,623	1,752
Series K025 Class X1, 0.94%, 10/25/22 (d) (f)	64,032	1,134
Series K026 Class X1, 1.10%, 11/25/22 (d) (f)	89,211	1,922
Series K028 Class A2, 3.11%, 2/25/23	4,000	4,144
Series K044 Class A2, 2.81%, 1/25/25	15,000	15,709
Series K045 Class A2, 3.02%, 1/25/25	10,000	10,576
Series KPLB Class A, 2.77%, 5/25/25	17,000	17,827
Series K049 Class A2, 3.01%, 7/25/25	8,000	8,528
Series KC02 Class A2, 3.37%, 7/25/25 (e)	10,000	10,741
Series K053 Class A2, 3.00%, 12/25/25	7,000	7,476
Series KIR1 Class A2, 2.85%, 3/25/26 (e)	12,000	12,646
Series K056 Class AM, 2.59%, 5/25/26	10,000	10,392
Series K058 Class A2, 2.65%, 8/25/26 (e)	20,000	21,001
Series K062 Class A2, 3.41%, 12/25/26 (e)	10,000	11,013
Series K063 Class A2, 3.43%, 1/25/27 (d)	9,000	9,919
Series S8FX Class A1, 3.02%, 3/25/27	11,911	12,610
Series KIR2 Class A2, 3.17%, 3/25/27	9,500	10,328
Series K064 Class AM, 3.33%, 3/25/27 (d)	8,420	9,189
Series K068 Class A2, 3.24%, 8/25/27	4,533	4,943
Series K069 Class A2, 3.19%, 9/25/27 (d)	5,759	6,261
Series K070 Class A2, 3.30%, 11/25/27 (d)	8,766	9,600
Series K075 Class A2, 3.65%, 2/25/28 (d)	3,000	3,363
Series K082 Class A2, 3.92%, 9/25/28 (d)	5,000	5,727
Series K083 Class A2, 4.05%, 9/25/28 (d)	5,000	5,777
Series K085 Class A2, 4.06%, 10/25/28 (d)	6,794	7,842
Series K153 Class A2, 3.29%, 3/25/29 (d)	7,500	8,267
Series 4818 Class VD, 4.00%, 6/15/29	8,868	9,080
Series K095 Class A2, 2.79%, 6/25/29	8,750	9,344
Series K094 Class A2, 2.90%, 6/25/29	10,000	10,762
Series K097 Class AM, 2.22%, 7/25/29	5,000	4,999
Series K097 Class A2, 2.51%, 7/25/29	8,000	8,371
Series K096 Class A2, 2.52%, 7/25/29	9,000	9,425
Series KG02 Class A2, 2.41%, 8/25/29	9,091	9,361
Series K100 Class A2, 2.67%, 9/25/29	5,455	5,785

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series K151 Class A3, 3.51%, 4/25/30	$15,500	$17,365
Series K158 Class A2, 3.90%, 12/25/30 (d)	7,000	8,160
Series K153 Class A3, 3.12%, 10/25/31 (d)	4,855	5,226
Series K154 Class A3, 3.46%, 11/25/32	4,455	4,958
Series K158 Class A3, 3.90%, 10/25/33 (d)	5,000	5,879
Series K-1510 Class A3, 3.79%, 1/25/34	19,200	22,384
Series K1511 Class A3, 3.54%, 3/25/34	10,000	11,377
Series K-1512 Class A3, 3.06%, 4/25/34	5,500	5,949
Series K-1513 Class A3, 2.80%, 8/25/34	10,000	10,566
5.50%, 12/1/35	536	606
5.50%, 4/1/36	281	317
3.50%, 5/1/42	8,167	8,639
3.50%, 6/1/46	8,703	9,099
3.50%, 8/1/46	3,318	3,513
3.50%, 5/1/47	6,908	7,209
Series K098 Class A2, 2.43%, 10/25/52	10,000	10,361
		430,681
Federal National Mortgage Association
5.50%, 7/1/21	82	83
7.00%, 10/1/22	5	5
Series 2016-M2 Class AV2, 2.15%, 1/25/23	7,157	7,230
7.00%, 3/1/23	3	3
Series 2017-M15 Class AV2, 2.72%, 11/25/24 (d)	4,834	5,002
Series 2017-M2 Class A2, 2.89%, 2/25/27 (d)	3,500	3,725
Series M7 Class A2, 2.96%, 2/25/27 (d)	2,500	2,686
2.50%, 2/1/28	6,064	6,183
Series M4 Class A2, 3.15%, 3/25/28 (d)	7,105	7,693
Series 2019-M12 Class A2, 2.89%, 5/25/29 (d)	8,000	8,552
6.50%, 4/1/31	163	188
6.50%, 7/1/31	4	4
6.50%, 3/1/32	285	330
5.00%, 6/1/33	1,107	1,225
2.50%, 11/1/34 (e)	9,766	9,944
5.50%, 9/1/35	1,395	1,576
5.50%, 10/1/35	730	825
5.50%, 1/1/36	205	231
5.50%, 4/1/36	600	678
6.00%, 5/1/36	605	700
6.00%, 6/1/36	482	559
5.50%, 2/1/37	692	782
5.50%, 3/1/37	410	464
6.00%, 8/1/37	702	817
5.50%, 11/1/37	298	337
5.50%, 5/1/38	892	1,008
4.00%, 4/1/48	3,784	3,959
3.50%, 9/1/49 (e)	9,573	9,881
3.00%, 2/1/50	20,000	20,462
3.50%, 2/1/50	30,000	30,964
4.00%, 2/1/50	50,000	52,306
		178,402

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association Series 200677.00%, 5/15/23	$8	$9
7.00%, 5/15/23	14	15
7.00%, 5/15/23	13	14
7.00%, 5/15/23	5	5
6.50%, 6/15/23	3	3
7.00%, 6/15/23	32	34
7.00%, 6/15/23	4	4
6.50%, 7/15/23	86	91
7.50%, 7/15/23	14	14
7.00%, 8/15/23	5	5
7.00%, 8/15/23	5	5
7.00%, 8/15/23	40	42
6.50%, 9/15/23	15	16
7.00%, 9/15/23	20	20
6.50%, 10/15/23	51	53
6.50%, 10/15/23	30	32
6.50%, 10/15/23	8	8
6.50%, 12/15/23	67	70
6.50%, 12/15/23	39	41
6.50%, 1/15/24	16	17
6.50%, 2/15/24	27	28
7.00%, 1/15/26	9	9
7.00%, 3/15/26	7	7
7.00%, 3/15/26	4	4
6.50%, 4/15/26	32	35
7.50%, 6/15/26	107	116
7.50%, 6/15/26	47	51
7.50%, 7/15/26	31	32
7.00%, 10/15/27	94	104
7.50%, 2/15/28	91	100
6.50%, 5/15/28	172	191
6.00%, 8/15/28	43	45
6.00%, 9/15/28	924	1,016
6.00%, 9/15/28	38	40
6.00%, 9/15/28	96	104
6.00%, 10/15/28	154	169
7.50%, 12/15/28	71	79
6.00%, 1/15/29	98	105
6.00%, 1/15/29	11	12
6.00%, 1/15/29	123	135
7.00%, 6/15/29	63	68
7.00%, 6/15/29	141	157
7.00%, 7/15/29	17	18
7.00%, 8/15/31	175	202
6.50%, 8/20/31	112	129
6.50%, 10/15/31	334	380
7.00%, 7/15/32	48	55
6.00%, 9/20/32	259	296
6.00%, 1/15/33	155	176

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/20/33	$363	$408
5.00%, 8/15/33	2,125	2,347
		7,116
Government National Mortgage Association
7.50%, 5/15/27	57	62
7.50%, 8/15/29	57	65
		127
Total U.S. Government Agency Mortgages (Cost $587,110)		616,326
U.S. Treasury Obligations (7.8%)
U.S. Treasury Bonds
3.88%, 8/15/40	30,000	40,163
2.75%, 8/15/42 (e)	15,000	17,093
2.75%, 11/15/42	10,000	11,391
3.38%, 5/15/44	5,000	6,304
3.00%, 11/15/44	25,000	29,734
2.50%, 2/15/45 (e)	65,000	70,941
2.50%, 2/15/46	15,000	16,418
2.25%, 8/15/46 (e)	42,950	44,856
2.88%, 11/15/46 (e)	10,000	11,763
2.75%, 11/15/47 (e)	12,000	13,856
3.00%, 2/15/49	10,000	12,170
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25	40,000	61,547
0.88%, 1/15/29	10,000	11,107
U.S. Treasury Notes
3.63%, 2/15/20	20,000	20,009
2.63%, 11/15/20	50,000	50,420
1.50%, 8/31/21	10,000	10,015
2.00%, 2/15/22	15,000	15,198
1.63%, 11/15/22	7,000	7,059
2.38%, 1/31/23 (e)	5,000	5,155
2.00%, 2/15/23	10,000	10,207
2.50%, 5/15/24	5,000	5,244
2.25%, 11/15/24	10,000	10,425
2.50%, 1/31/25 (e)	5,000	5,281
2.00%, 2/15/25	80,000	82,569
2.75%, 8/31/25	10,000	10,738
3.00%, 10/31/25	15,000	16,337
2.25%, 11/15/25	5,000	5,240
1.63%, 2/15/26	50,000	50,656
2.38%, 5/15/27 (e)	10,000	10,647
2.25%, 8/15/27	10,000	10,573
2.25%, 11/15/27	10,000	10,584
2.75%, 2/15/28 (e)	5,000	5,486
2.88%, 5/15/28	5,000	5,545
3.13%, 11/15/28 (e)	5,000	5,670
Total U.S. Treasury Obligations (Cost $643,139)		700,401

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.5%)
Amilln, 1.68%, 2/3/20 (n)	$18,300	$18,297
AutoZone, Inc., 1.68%, 2/3/20 (a) (n)	4,795	4,794
Nieuw Amsterdam Receivables Corp., 1.62%, 2/7/20 (a) (n)	3,000	2,999
One Gas, Inc. 1.53%, 2/3/20 (a) (n)	2,000	2,000
1.59%, 2/18/20 (a) (n)	4,556	4,552
Puget Sound Energy, Inc., 1.69%, 2/5/20 (n)	9,000	8,998
Xcel Energy, Inc., 1.73%, 2/11/20 (a) (n)	2,700	2,699
Total Commercial Paper (Cost $44,341)		44,339
Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (o)	30,208,705	30,209
Total Collateral for Securities Loaned (Cost $30,209)		30,209
Total Investments (Cost $8,329,769) — 99.6%		8,903,975
Other assets in excess of liabilities — 0.4%		36,295
NET ASSETS — 100.00%		$8,940,270

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $2,367,533 (thousand) and amounted to 26.6% of net assets.

(b)  Security purchased on a when-issued basis.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2020.

(d)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2020.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Security is interest only.

(g)  Amount represents less than 0.05% of net assets.

(h)  All or a portion of this security is on loan.

(i)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)  Defaulted security.

See notes to financial statements.

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

(l)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, illiquid securities were 0.1% of the Fund's net assets.

(m)  Put Bond.

(n)  Rate represents the effective yield at January 31, 2020.

(o)  Rate disclosed is the daily yield on January 31, 2020.

(p)  Stepped-Coupon security converts to coupon form on 11/09/22 with a rate of 2.85%.

ADR — American Depositary Receipt

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2020

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2020

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2020

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Fund
Assets:
Investments, at value (Cost $8,329,769)	$8,903,975	(a)
Cash and cash equivalents	270
Deposits with brokers for futures contracts	1,976
Receivables:
Interest and dividends	74,852
Capital shares issued	5,812
Investments sold	4,181
From Adviser	6
Prepaid expenses	25
Total assets	8,991,097
Liabilities:
Payables:
Collateral received on loaned securities	30,209
Investments purchased	12,066
Capital shares redeemed	4,582
Accrued expenses and other payables:
Investment advisory fees	1,783
Administration fees	888
Custodian fees	252
Transfer agent fees	679
Compliance fees	1
12b-1 fees	10
Other accrued expenses	357
Total liabilities	50,827
Net Assets:
Capital	8,359,646
Total distributable earnings/(loss)	580,624
Net assets	$8,940,270
Net Assets:
Fund Shares	$3,408,583
Institutional Shares	5,415,117
Adviser Shares	93,408
R6 Shares	23,162
Total	$8,940,270
Shares (unlimited number of shares authorized with no par value):
Fund Shares	249,173
Institutional Shares	396,109
Adviser Shares	6,848
R6 Shares	1,694
Total	653,824
Net asset value, offering and redemption price per share: (b)
Fund Shares	$13.68
Institutional Shares	13.67
Adviser Shares	13.64
R6 Shares	13.67

(a)  Includes $29,311 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Income Fund
Investment Income:
Dividends	$3,058
Interest	160,475
Securities lending (net of fees)	158
Foreign tax withholding	(28)
Total Income	163,663
Expenses:
Investment advisory fees	10,396
Administration fees — Fund Shares	2,499
Administration fees — Institutional Shares	2,607
Administration fees — Adviser Shares	71
Administration fees — R6 Shares	6
12b-1 fees — Adviser Shares	118
Sub-Administration Fees	14
Custodian fees	229
Transfer agent fees — Fund Shares	1,723
Transfer agent fees — Institutional Shares	2,607
Transfer agent fees — Adviser Shares	46
Transfer agent fees — R6 Shares	1
Trustees' fees	22
Compliance fees	26
Legal and audit fees	65
State registration and filing fees	123
Interest expense on Interfund lending	3
Other expenses	310
Total Expenses	20,866
Expenses waived/reimbursed by Adviser	(6)
Net Expenses	20,860
Net Investment Income (Loss)	142,803
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	12,140
Net realized gains (losses) from affiliated security transactions	61
Net realized gains (losses) from futures contracts	6,543
Net change in unrealized appreciation/depreciation on investment securities	266,364
Net change in unrealized appreciation/depreciation on futures contracts	(2,329)
Net realized/unrealized gains (losses) on investments	282,779
Change in net assets resulting from operations	$425,582

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$142,803	$280,012
Net realized gains (losses) from investments	18,744	16,111
Net change in unrealized appreciation (depreciation) on investments	264,035	358,780
Change in net assets resulting from operations	425,582	654,903
Distributions to Shareholders:
Fund Shares	(62,920)	(107,662)
Institutional Shares	(100,009)	(171,913)
Adviser Shares	(1,677)	(3,223)
R6 Shares	(437)	(702)
Change in net assets resulting from distributions to shareholders	(165,043)	(283,500)
Change in net assets resulting from capital transactions	301,155	197,775
Change in net assets	561,694	569,178
Net Assets:
Beginning of period	8,378,576	7,809,398
End of period	$8,940,270	$8,378,576
Capital Transactions:
Fund Shares
Proceeds from shares issued	$367,067	$615,756
Distributions reinvested	60,261	102,735
Cost of shares redeemed	(332,758)	(701,564)
Total Fund Shares	$94,570	$16,927
Institutional Shares
Proceeds from shares issued	$539,873	$949,163
Distributions reinvested	99,070	168,534
Cost of shares redeemed	(429,578)	(923,600)
Total Institutional Shares	$209,365	$194,097
Adviser Shares
Proceeds from shares issued	$2,091	$3,771
Distributions reinvested	1,647	3,180
Cost of shares redeemed	(8,174)	(21,284)
Total Adviser Shares	$(4,436)	$(14,333)
R6 Shares
Proceeds from shares issued	$2,981	$4,116
Distributions reinvested	334	518
Cost of shares redeemed	(1,659)	(3,550)
Total R6 Shares	$1,656	$1,084
Change in net assets resulting from capital transactions	$301,155	$197,775

(continues on next page)
See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Share Transactions:
Fund Shares
Issued	27,230	48,140
Reinvested	4,479	8,039
Redeemed	(24,677)	(55,041)
Total Fund Shares	7,032	1,138
Institutional Shares
Issued	40,047	74,103
Reinvested	7,368	13,197
Redeemed	(31,870)	(72,144)
Total Institutional Shares	15,545	15,156
Adviser Shares
Issued	156	292
Reinvested	123	250
Redeemed	(608)	(1,673)
Total Adviser Shares	(329)	(1,131)
R6 Shares
Issued	221	321
Reinvested	25	40
Redeemed	(123)	(280)
Total R6 Shares	123	81
Change in Shares	22,371	15,244

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$13.28	0.22	(d)	0.44	0.66	(0.22)	(0.04)
Year Ended July 31, 2019	$12.68	0.45		0.60	1.05	(0.45)	— (e)
Year Ended July 31, 2018	$13.20	0.45		(0.51)	(0.06)	(0.44)	(0.02)
Year Ended July 31, 2017	$13.40	0.44		(0.20)	0.24	(0.44)	—
Year Ended July 31, 2016	$12.99	0.47		0.40	0.87	(0.46)	—
Year Ended July 31, 2015	$13.28	0.47		(0.27)	0.20	(0.46)	(0.01)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$13.27	0.23	(d)	0.43	0.66	(0.22)	(0.04)
Year Ended July 31, 2019	$12.67	0.45		0.61	1.06	(0.46)	— (e)
Year Ended July 31, 2018	$13.19	0.44		(0.50)	(0.06)	(0.44)	(0.02)
Year Ended July 31, 2017	$13.39	0.45		(0.20)	0.25	(0.45)	—
Year Ended July 31, 2016	$12.99	0.48		0.39	0.87	(0.47)	—
Year Ended July 31, 2015	$13.28	0.49		(0.28)	0.21	(0.47)	(0.01)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return*,(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	—	(0.26)	$13.68	4.99%	0.52%	3.27%	0.52%	$3,408,583	9%
Year Ended July 31, 2019	—	(0.45)	$13.28	8.50%	0.55%	3.49%	0.55%	$3,214,507	13%
Year Ended July 31, 2018	—	(0.46)	$12.68	(0.47)%	0.52%	3.40%	0.52%	$3,055,739	8%
Year Ended July 31, 2017	—	(0.44)	$13.20	1.91%	0.49%	3.40%	0.49%	$3,617,550	9%
Year Ended July 31, 2016	—	(0.46)	$13.40	6.88%	0.51%	3.61%	0.51%	$3,394,088	11%
Year Ended July 31, 2015	(0.02)	(0.49)	$12.99	1.45%	0.53%	3.36%	0.53%	$3,544,344	10%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	—	(0.26)	$13.67	5.10%	0.46%	3.33%	0.46%	$5,415,117	9%
Year Ended July 31, 2019	—	(0.46)	$13.27	8.58%	0.48%	3.56%	0.48%	$5,048,203	13%
Year Ended July 31, 2018	—	(0.46)	$12.67	(0.41)%	0.47%	3.46%	0.47%	$4,629,713	8%
Year Ended July 31, 2017	—	(0.45)	$13.19	1.97%	0.43%	3.45%	0.43%	$3,644,795	9%
Year Ended July 31, 2016	—	(0.47)	$13.39	6.89%	0.44%	3.66%	0.44%	$3,114,810	11%
Year Ended July 31, 2015	(0.02)	(0.50)	$12.99	1.51%	0.46%	3.43%	0.46%	$2,227,221	10%

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	$13.24	0.20	(d)	0.44	0.64	(0.20)	(0.04)
Year Ended July 31, 2019	$12.65	0.42		0.59	1.01	(0.42)	— (e)
Year Ended July 31, 2018	$13.16	0.41		(0.49)	(0.08)	(0.41)	(0.02)
Year Ended July 31, 2017	$13.36	0.42		(0.21)	0.21	(0.41)	—
Year Ended July 31, 2016	$12.96	0.44		0.38	0.82	(0.42)	—
Year Ended July 31, 2015	$13.25	0.44		(0.27)	0.17	(0.43)	(0.01)
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	$13.27	0.23	(d)	0.43	0.66	(0.22)	(0.04)
Year Ended July 31, 2019	$12.67	0.47		0.60	1.07	(0.47)	— (e)
Year Ended July 31, 2018	$13.19	0.45		(0.49)	(0.04)	(0.46)	(0.02)
December 1, 2016 (e) through July 31, 2017	$12.83	0.30		0.36	0.66	(0.30)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005.

(f)  Prior to December 1, 2014, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets				Supplemental Data
	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return*,(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	—	(0.24)	$13.64	4.89%	0.78%		3.02%	0.79%	$93,408	9%
Year Ended July 31, 2019	—	(0.42)	$13.24	8.20%	0.77%		3.28%	0.77%	$95,026	13%
Year Ended July 31, 2018	—	(0.43)	$12.65	(0.61)%	0.74%		3.18%	0.74%	$105,072	8%
Year Ended July 31, 2017	—	(0.41)	$13.16	1.67%	0.72%		3.17%	0.72%	$130,912	9%
Year Ended July 31, 2016	—	(0.42)	$13.36	6.53%	0.77%		3.36%	0.77%	$171,518	11%
Year Ended July 31, 2015	(0.02)	(0.46)	$12.96	1.23%	0.79	%(f)	3.10%	0.79%	$222,494	10%
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	—	(0.26)	$13.67	5.05%	0.39%		3.40%	0.40%	$23,162	9%
Year Ended July 31, 2019	—	(0.47)	$13.27	8.68%	0.39%		3.65%	0.43%	$20,840	13%
Year Ended July 31, 2018	—	(0.48)	$12.67	(0.32)%	0.39%		3.56%	0.58%	$18,874	8%
December 1, 2016 (e) through July 31, 2017	—	(0.30)	$13.19	5.22%	0.39%		3.50%	0.99%	$5,142	9%

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$436,140	$—	$436,140
Collateralized Mortgage Obligations	—	528,831	—	528,831
Common Stocks	26,289	—	—	26,289
Preferred Stocks	48,192	24,339	—	72,531
Senior Secured Loans	—	40,533	—	40,533
Corporate Bonds	—	5,716,803	—	5,716,803
Foreign Bonds	—	27,321	—	27,321
Government National Mortgage Association	—	395	—	395
Municipal Bonds	—	663,857	—	663,857
U.S. Government Agency Mortgages	—	616,326	—	616,326
U.S. Treasury Obligations	—	700,401	—	700,401
Commercial Paper	—	44,339	—	44,339
Collateral for Securities Loaned	30,209	—	—	30,209
Total	$104,690	$8,799,285	$—	$8,903,975

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. With exchange-listed futures contracts, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts, guarantees the transactions against default from the actual counterparty to the transaction. The Fund

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

invested nominally in futures contracts during the six-months ended January 31, 2020, and held no futures contracts at period end. Futures contracts held during the period were not subject to master netting provisions.

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six-months ended January 31, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure:	$6,543	$(2,329)

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$29,311	$—	$30,209

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six-months ended January 31, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$—	$5,162	$61

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S Government Securities
$959,156	$543,933	$106,569	$187,982

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.7%
USAA Target Retirement Income Fund	0.7%
USAA Target Retirement 2020 Fund	1.2%
USAA Target Retirement 2030 Fund	1.5%
USAA Target Retirement 2040 Fund	0.9%
USAA Target Retirement 2050 Fund	0.4%
USAA Target Retirement 2060 Fund	0.0%*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of each class within the Lipper A Rated Bond Funds category.

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)[1]	Annual Adjustment Rate (in basis points)[1]
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.52%, 0.46%, 0.77% and 0.39% for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$6

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Fund	Amount Borrower or Lender	Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA Growth & Income Fund	Borrower	$—	$5,024	9	2.61%	$8,200

*For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019, through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,049.90	$1,022.52	$2.68	$2.64	0.52%
Institutional Shares	1,000.00	1,051.00	1,022.82	2.37	2.34	0.46%
Adviser Shares	1,000.00	1,048.90	1,021.22	4.02	3.96	0.78%
R6 Shares	1,000.00	1,050.50	1,023.18	2.01	1.98	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Effective July 1, 2019, the Fund's Adviser Shares entered into an expense limitation agreement with the Advisor to limit expenses to 0.77%. The annualized expense ratio of 0.78% for the Adviser Shares, as represented in the table above, reflects adjustments for U.S. generally accepted accounting principles. The values in the table below reflect your costs (in dollars) of investing in the Fund, accruing at the expense limit of 0.77% for the entire six-months ended January 31, 2020.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expenses Ratio During Period 8/1/19- 1/31/20
Adviser Shares	$1,000.00	$1,048.90	$1,021.27	$3.97	$3.91	0.77%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23424-0320

JANUARY 31, 2020

Semi Annual Report

USAA Income Stock Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	22
Expense Examples	22
Proxy Voting and Portfolio Holdings Information	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Income Stock Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Income Stock Fund seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Verizon Communications, Inc.	3.1%
The Procter & Gamble Co.	2.9%
Johnson & Johnson	2.8%
Walmart, Inc.	2.7%
Wells Fargo & Co.	1.8%
The Home Depot, Inc.	1.8%
Exxon Mobil Corp.	1.6%
Merck & Co., Inc.	1.5%
Lockheed Martin Corp.	1.3%
Medtronic PLC	1.3%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Income Stock Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:

1/31/20

(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (4.9%):
Activision Blizzard, Inc.	18,720	$1,095
AT&T, Inc.	230,545	8,673
Comcast Corp. Class A	416,284	17,979
Omnicom Group, Inc.	247,083	18,608
The Walt Disney Co.	41,467	5,735
Verizon Communications, Inc.	1,456,223	86,558
		138,648
Consumer Discretionary (10.8%):
Best Buy Co., Inc.	302,771	25,642
Expedia Group, Inc.	84,900	9,207
Foot Locker, Inc.	177,705	6,747
Ford Motor Co.	1,820,979	16,061
Garmin Ltd.	41,297	4,004
General Motors Co. Class C	369,400	12,334
Genuine Parts Co.	148,422	13,888
H&R Block, Inc.	229,056	5,314
Kohl's Corp.	160,306	6,853
L Brands, Inc.	164,278	3,805
Las Vegas Sands Corp.	223,100	14,571
Lowe's Cos., Inc.	135,631	15,766
McDonald's Corp.	121,326	25,960
Nike, Inc. Class B	142,828	13,754
Starbucks Corp.	354,169	30,044
Target Corp.	302,900	33,543
The Gap, Inc.	390,927	6,806
The Home Depot, Inc.	218,795	49,907
The TJX Cos., Inc.	178,800	10,556
		304,762
Consumer Staples (12.4%):
Campbell Soup Co.	163,380	7,906
Colgate-Palmolive Co.	291,400	21,499
General Mills, Inc.	313,901	16,392
Ingredion, Inc.	46,283	4,073
Kimberly-Clark Corp.	199,312	28,549
PepsiCo, Inc.	118,860	16,880
Philip Morris International, Inc.	361,634	29,907
Sysco Corp.	127,100	10,440
The Clorox Co.	55,045	8,659
The Hershey Co.	30,676	4,760
The JM Smucker Co.	72,540	7,516
The Procter & Gamble Co.	653,008	81,379
Walgreens Boots Alliance, Inc.	598,108	30,414
Walmart, Inc.	670,075	76,717
		345,091

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (4.6%):
Chevron Corp.	156,556	$16,773
EOG Resources, Inc.	32,713	2,385
Exxon Mobil Corp.	716,849	44,532
Occidental Petroleum Corp.	89,189	3,543
ONEOK, Inc.	141,581	10,600
Phillips 66	149,550	13,664
Schlumberger Ltd.	236,167	7,914
Valero Energy Corp.	325,280	27,424
		126,835
Financials (20.1%):
Aflac, Inc.	382,643	19,733
American Express Co.	111,144	14,434
American Financial Group, Inc.	113,186	12,314
Ameriprise Financial, Inc.	53,857	8,908
Bank of America Corp.	1,011,147	33,196
Capital One Financial Corp.	102,454	10,225
Cboe Global Markets, Inc.	34,324	4,229
Chimera Investment Corp.	693,956	14,712
Citigroup, Inc.	374,766	27,886
CME Group, Inc.	7,796	1,693
Comerica, Inc.	138,000	8,440
Discover Financial Services	198,954	14,948
Everest Re Group Ltd.	38,367	10,611
FactSet Research Systems, Inc.	16,664	4,768
Fidelity National Financial, Inc.	92,314	4,500
Fifth Third Bancorp	370,125	10,530
Franklin Resources, Inc.	666,069	16,852
Huntington Bancshares, Inc.	1,174,027	15,932
Intercontinental Exchange, Inc.	65,964	6,579
Invesco Ltd.	479,896	8,302
JPMorgan Chase & Co.	184,529	24,424
M&T Bank Corp.	74,600	12,572
Marsh & McLennan Cos., Inc.	29,145	3,260
MetLife, Inc.	274,390	13,640
Nasdaq, Inc.	52,778	6,147
People's United Financial, Inc.	802,500	12,375
Principal Financial Group, Inc.	43,251	2,290
Prudential Financial, Inc.	76,387	6,956
RenaissanceRe Holdings Ltd.	76,000	14,398
S&P Global, Inc.	59,153	17,374
T. Rowe Price Group, Inc.	48,682	6,501
The Allstate Corp.	218,304	25,878
The Bank of New York Mellon Corp.	236,976	10,612
The Hanover Insurance Group, Inc.	60,791	8,424
The Hartford Financial Services Group, Inc.	259,600	15,389
The PNC Financial Services Group, Inc.	179,900	26,724
The Progressive Corp.	119,300	9,626
The Travelers Cos., Inc.	86,863	11,433
Truist Financial Corp.	110,159	5,681

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
U.S. Bancorp	321,126	$17,090
Unum Group	126,436	3,375
Wells Fargo & Co.	1,081,921	50,786
Zions Bancorp NA	238,300	10,840
		564,587
Health Care (10.0%):
Abbott Laboratories	80,537	7,018
AbbVie, Inc.	354,993	28,762
Amgen, Inc.	135,991	29,380
Anthem, Inc.	7,942	2,107
Becton Dickinson & Co.	16,526	4,548
Bristol-Myers Squibb Co.	174,107	10,960
Cardinal Health, Inc.	342,205	17,524
Danaher Corp.	25,265	4,064
Johnson & Johnson	534,845	79,622
McKesson Corp.	20,159	2,875
Medtronic PLC	307,143	35,457
Merck & Co., Inc.	499,468	42,675
Pfizer, Inc.	207,383	7,723
Stryker Corp.	40,000	8,428
		281,143
Industrials (11.6%):
3M Co.	43,868	6,960
Alaska Air Group, Inc.	128,300	8,287
Allegion PLC	67,010	8,666
Allison Transmission Holdings, Inc.	235,100	10,391
C.H. Robinson Worldwide, Inc.	226,805	16,380
Cummins, Inc.	84,469	13,513
Delta Air Lines, Inc.	436,713	24,343
Eaton Corp. PLC	186,343	17,604
Honeywell International, Inc.	161,932	28,050
Illinois Tool Works, Inc.	99,757	17,455
Johnson Controls International PLC	132,435	5,225
Lennox International, Inc.	36,693	8,548
Lockheed Martin Corp.	86,100	36,862
Nielsen Holdings PLC	233,929	4,772
PACCAR, Inc.	152,818	11,341
Republic Services, Inc. Class A	192,219	18,270
Robert Half International, Inc.	122,700	7,138
Rockwell Automation, Inc.	41,688	7,990
Snap-on, Inc.	13,343	2,130
Southwest Airlines Co.	143,204	7,873
The Boeing Co.	53,214	16,936
Toro Co.	102,442	8,197
United Parcel Service, Inc. Class B	105,300	10,901
Waste Management, Inc.	228,300	27,785
		325,617

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (7.8%):
Apple, Inc.	89,701	$27,763
Cisco Systems, Inc.	718,905	33,048
Intel Corp.	483,555	30,914
International Business Machines Corp.	224,886	32,323
Juniper Networks, Inc.	35,573	816
Microsoft Corp.	38,703	6,588
Oracle Corp.	434,654	22,798
QUALCOMM, Inc.	312,482	26,658
Texas Instruments, Inc.	289,629	34,943
The Western Union Co.	44,878	1,207
		217,058
Materials (2.4%):
Air Products & Chemicals, Inc.	100,953	24,098
Eastman Chemical Co.	39,985	2,850
LyondellBasell Industries NV Class A	243,712	18,975
Martin Marietta Materials, Inc.	8,898	2,347
Nucor Corp.	80,640	3,830
Packaging Corp. of America	37,818	3,621
Steel Dynamics, Inc.	114,105	3,409
Westrock Co.	95,285	3,716
		62,846
Real Estate (5.7%):
Alexandria Real Estate Equities, Inc.	31,070	5,071
AvalonBay Communities, Inc.	43,268	9,376
Boston Properties, Inc.	11,429	1,638
Cyrusone, Inc.	60,436	3,678
Digital Realty Trust, Inc.	50,921	6,263
Equity Residential	67,890	5,640
Essex Property Trust, Inc.	21,434	6,639
Healthpeak Properties, Inc.	118,674	4,271
Host Hotels & Resorts, Inc.	352,560	5,761
Jones Lang LaSalle, Inc.	89,454	15,191
Prologis, Inc.	102,013	9,475
Public Storage	60,100	13,448
Realty Income Corp.	112,267	8,803
Regency Centers Corp.	34,142	2,118
Simon Property Group, Inc.	159,885	21,289
Ventas, Inc.	270,449	15,648
VEREIT, Inc.	289,584	2,826
VICI Properties, Inc.	131,046	3,512
Vornado Realty Trust	46,295	3,045
W.P. Carey, Inc.	29,676	2,496
Welltower, Inc.	116,068	9,855
Weyerhaeuser Co.	177,540	5,140
		161,183

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (9.4%):
AES Corp.	372,728	$7,402
Alliant Energy Corp.	87,080	5,169
Ameren Corp.	131,407	10,782
American Electric Power Co., Inc.	82,198	8,567
CenterPoint Energy, Inc.	288,364	7,636
CMS Energy Corp.	281,089	19,257
Consolidated Edison, Inc.	73,821	6,939
Dominion Energy, Inc.	220,400	18,899
DTE Energy Co.	67,039	8,890
Duke Energy Corp.	292,500	28,556
Entergy Corp.	59,446	7,818
Evergy, Inc.	291,600	21,042
Eversource Energy	125,616	11,612
Exelon Corp.	198,737	9,458
NextEra Energy, Inc.	36,092	9,680
Pinnacle West Capital Corp.	75,704	7,396
PPL Corp.	398,361	14,417
Sempra Energy	53,688	8,624
The Southern Co.	156,100	10,989
WEC Energy Group, Inc.	222,264	22,203
Xcel Energy, Inc.	233,690	16,169
		261,505
Total Common Stocks (Cost $2,402,309)		2,789,275
Total Investments (Cost $2,402,309) — 99.7%		2,789,275
Other assets in excess of liabilities — 0.3%		8,354
NET ASSETS — 100.00%		$2,797,629

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Stock Fund
Assets:
Investments, at value (Cost $2,402,309)	$2,789,275
Cash and cash equivalents	6,059
Receivables:
Interest and dividends	4,859
Capital shares issued	863
Reclaims	454
From Adviser	13
Prepaid expenses	13
Total assets	2,801,536
Liabilities:
Payables:
Capital shares redeemed	1,960
Accrued expenses and other payables:
Investment advisory fees	1,216
Administration fees	318
Custodian fees	82
Transfer agent fees	177
Compliance fees	—	(a)
Other accrued expenses	154
Total liabilities	3,907
Net Assets:
Capital	2,343,904
Total distributable earnings/(loss)	453,725
Net assets	$2,797,629
Net Assets:
Fund Shares	$1,722,823
Institutional Shares	1,065,568
R6 Shares	9,238
Total	$2,797,629
Shares (unlimited number of shares authorized with no par value):
Fund Shares	98,477
Institutional Shares	60,991
R6 Shares	528
Total	159,996
Net asset value, offering and redemption price per share: (b)
Fund Shares	$17.49
Institutional Shares	17.47
R6 Shares	17.49

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Income Stock Fund
Investment Income:
Dividends	$41,473
Interest	43
Securities lending (net of fees)	15
Total Income	41,531
Expenses:
Investment advisory fees	7,082
Administration fees — Fund shares	1,302
Administration fees — Institutional shares	542
Administration fees — R6 shares	3
Sub-Administration fees	23
Custodian fees	64
Transfer agent fees — Fund Shares	627
Transfer agent fees — Institutional Shares	542
Transfer agent fees — R6 Shares	1
Trustees' fees	22
Compliance fees	9
Legal and audit fees	55
State registration and filing fees	39
Interest expense on interfund lending	1
Other expenses	115
Total Expenses	10,427
Expenses waived/reimbursed by Adviser	(18)
Net Expenses	10,409
Net Investment Income (Loss)	31,122
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	56,489
Net change in unrealized appreciation/depreciation on investment securities	55,551
Net realized/unrealized gains (losses) on investments	112,040
Change in net assets resulting from operations	$143,162

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Stock Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$31,122	$68,012
Net realized gains (losses) from investments	56,489	486,567
Net change in unrealized appreciation/depreciation on investments	55,551	(375,906)
Change in net assets resulting from operations	143,162	178,673
Distributions to Shareholders:
Fund Shares	(285,544)	(133,413)
Institutional Shares	(175,664)	(86,990)
R6 Shares	(1,731)	(991)
Change in net assets resulting from distributions to shareholders	(462,939)	(221,394)
Change in net assets resulting from capital transactions	309,888	89,093
Change in net assets	(9,889)	46,372
Net Assets:
Beginning of period	2,807,518	2,761,146
End of period	$2,797,629	$2,807,518
Capital Transactions:
Fund Shares
Proceeds from shares issued	$58,781	$93,141
Distributions reinvested	274,941	128,119
Cost of shares redeemed	(120,307)	(195,299)
Total Fund Shares	$213,415	$25,961
Institutional Shares
Proceeds from shares issued	$28,690	$216,857
Distributions reinvested	175,649	86,971
Cost of shares redeemed	(106,163)	(240,262)
Total Institutional Shares	$98,176	$63,566
R6 Shares
Proceeds from shares issued	$281	$625
Distributions reinvested	805	550
Cost of shares redeemed	(2,789)	(1,609)
Total R6 Shares	$(1,703)	$(434)
Change in net assets resulting from capital transactions	$309,888	$89,093
Share Transactions:
Fund Shares
Issued	3,040	4,818
Reinvested	15,402	6,925
Redeemed	(6,256)	(10,114)
Total Fund Shares	12,186	1,629
Institutional Shares
Issued	1,526	11,479
Reinvested	9,856	4,705
Redeemed	(5,475)	(12,280)
Total Institutional Shares	5,907	3,904
R6 Shares
Issued	15	32
Reinvested	45	30
Redeemed	(141)	(83)
Total R6 Shares	(81)	(21)
Change in Shares	18,012	5,512

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Stock Fund
Fund Shares Six-Months Ended January 31, 2020 (unaudited)	$19.78	0.21	(d)	0.86	1.07	(0.14)	(3.22)
Year Ended July 31, 2019	$20.24	0.43		0.70	1.13	(0.44)	(1.15)
Year Ended July 31, 2018	$19.68	0.40		1.74	2.14	(0.40)	(1.18)
Year Ended July 31, 2017	$18.18	0.42		1.51	1.93	(0.43)	—
Year Ended July 31, 2016	$17.79	0.40		0.97	1.37	(0.40)	(0.58)
Year Ended July 31, 2015	$17.72	0.44		0.51	0.95	(0.46)	(0.42)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$19.76	0.22	(d)	0.85	1.07	(0.14)	(3.22)
Year Ended July 31, 2019	$20.22	0.43		0.70	1.13	(0.44)	(1.15)
Year Ended July 31, 2018	$19.66	0.41		1.73	2.14	(0.40)	(1.18)
Year Ended July 31, 2017	$18.16	0.43		1.50	1.93	(0.43)	—
Year Ended July 31, 2016	$17.77	0.40		0.98	1.38	(0.41)	(0.58)
Year Ended July 31, 2015	$17.71	0.45		0.50	0.95	(0.47)	(0.42)
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	$19.77	0.23	(d)	0.85	1.08	(0.14)	(3.22)
Year Ended July 31, 2019	$20.23	0.45		0.69	1.14	(0.45)	(1.15)
Year Ended July 31, 2018	$19.67	0.47		1.69	2.16	(0.42)	(1.18)
December 1, 2016(g) through July 31, 2017	$18.17	0.27		1.60	1.87	(0.37)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Stock Fund
Fund Shares Six-Months Ended January 31, 2020 (unaudited)	(3.36)	$17.49	5.19%	0.75%		2.19%	0.75%		$1,722,823	29%
Year Ended July 31, 2019	(1.59)	$19.78	6.26%	0.75%		2.44%	0.75%		$1,707,034	86	%(e)
Year Ended July 31, 2018	(1.58)	$20.24	11.16%	0.76	%(f)	2.19%	0.76	%(f)	$1,713,558	23%
Year Ended July 31, 2017	(0.43)	$19.68	10.71%	0.77	%(f)	2.24%	0.77	%(f)	$1,651,374	23%
Year Ended July 31, 2016	(0.98)	$18.18	8.29%	0.80	%(f)	2.42%	0.80	%(f)	$1,564,900	19%
Year Ended July 31, 2015	(0.88)	$17.79	5.36%	0.79	%(f)	2.38%	0.79	%(f)	$1,657,268	12%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(3.36)	$17.47	5.21%	0.72%		2.22%	0.72%		$1,065,568	29%
Year Ended July 31, 2019	(1.59)	$19.76	6.30%	0.73%		2.47%	0.73%		$1,088,446	86	%(e)
Year Ended July 31, 2018	(1.58)	$20.22	11.21%	0.72	%(f)	2.22%	0.72	%(f)	$1,034,842	23%
Year Ended July 31, 2017	(0.43)	$19.66	10.76%	0.73	%(f)	2.30%	0.73	%(f)	$1,097,164	23%
Year Ended July 31, 2016	(0.99)	$18.16	8.36%	0.75	%(f)	2.47%	0.75	%(f)	$1,158,385	19%
Year Ended July 31, 2015	(0.89)	$17.77	5.37%	0.73	%(f)	2.45%	0.73	%(f)	$1,080,528	12%
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	(3.36)	$17.49	5.28%	0.65%		2.30%	0.75%		$9,238	29%
Year Ended July 31, 2019	(1.60)	$19.77	6.37%	0.65%		2.54%	0.73%		$12,038	86	%(e)
Year Ended July 31, 2018	(1.60)	$20.23	11.31%	0.65	%(f)	2.33%	0.90	%(f)	$12,746	23%
December 1, 2016(g) through July 31, 2017	(0.37)	$19.67	10.36%	0.65	%(f)	2.13%	1.24	%(f)	$5,412	23%
(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(g)  Commencement of operations.

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Stock Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,789,275	$—	$—	$2,789,275
Total	$2,789,275	$—	$—	$2,789,275

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2019, the Fund had no securities on loan.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$804,271	$924,821

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.1%
USAA Cornerstone Equity Fund	0.3%
USAA Target Retirement Income Fund	0.1%
USAA Target Retirement 2020 Fund	0.2%
USAA Target Retirement 2030 Fund	0.8%
USAA Target Retirement 2040 Fund	1.2%
USAA Target Retirement 2050 Fund	0.7%
USAA Target Retirement 2060 Fund	0.1%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management, Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of each class within the Lipper Equity Income Funds category.

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)[1]	Annual Adjustment Rate (in basis points)[1]
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1 Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Epoch Investment Partners, Inc ("Epoch"), under which Epoch directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, and 0.05% of average daily net assets of Fund Shares, Institutional Shares, and R6 Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01% of average daily net assets, plus out-of-pocket expenses, respectively. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.76%, 0.72%, and 0.65% for Fund Shares, Institutional Shares, and R6 Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$18

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Dividend payout risk is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be affected adversely.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,304	4	2.49%	$2,500

*  For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

21

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,051.90	$1,021.37	$3.87	$3.81	0.75%
Institutional Shares	1,000.00	1,052.10	1,021.52	3.71	3.66	0.72%
R6 Shares	1,000.00	1,052.80	1,021.87	3.35	3.30	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23422-0320

JANUARY 31, 2020

Semi Annual Report

USAA Intermediate-Term Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	38
Supplemental Information	49
Expense Examples	49
Proxy Voting and Portfolio Holdings Information	49
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Intermediate-Term Bond	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Intermediate-Term Bond Fund seeks high current income without undue risk to principal.

Asset Allocation*:

1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Intermediate-Term Bond (continued)	January 31, 2020

  (Unaudited)

Portfolio Ratings Mix*

1/31/20

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

3

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (6.7%)
AccessLex Institute, Series 2004-2 Class A3, 1.98% (LIBOR03M+19bps), 10/25/24, Callable 7/25/31 @ 100 (a)	$2,959	$2,934
Americredit Automobile Receivables Trust, Series 2018-1 Class D, 3.82%, 3/18/24, Callable 6/18/22 @ 100	6,360	6,629
Ascentium Equipment Receivables Trust, Series 2018-2A Class B, 3.76%, 5/10/24, Callable 12/10/22 @ 100 (b)	3,244	3,373
Avis Budget Rental Car Funding Aesop LLC, Series 2020- 1A Class B, 2.68%, 8/20/26 (b)	4,000	4,054
Bank of The West Auto Trust, Series 2019-1 Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (b)	2,571	2,642
Cabela's Credit Card Master Note Trust, Series 2013-1A Class A, 2.71%, 2/17/26 (b)	3,805	3,920
Canadian Pacer Auto Receivables Trust, Series 2020-1A Class C, 2.49%, 5/19/26, Callable 12/19/23 @ 100 (b) (c)	2,000	2,010
Canadian Pacer Auto Receivables Trust, Series 2019-1 Class C, 3.75%, 7/21/25, Callable 10/19/22 @ 100 (b)	3,000	3,117
CarMax Auto Owner Trust, Series 2020-1 Class C, 2.34%, 11/17/25, Callable 1/15/24 @ 100	4,230	4,278
Credit Acceptance Auto Loan Trust, Series 2018-1A Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (b)	3,325	3,395
Credit Acceptance Auto Loan Trust, Series 2017-3 Class C, 3.48%, 10/15/26, Callable 7/15/21 @ 100 (b)	9,665	9,841
Credit Acceptance Auto Loan Trust, Series 2018-1 Class C, 3.77%, 6/15/27, Callable 7/15/21 @ 100 (b)	2,000	2,050
Credit Acceptance Auto Loan Trust, Series 2018-2 Class C, 4.16%, 9/15/27 (b)	8,720	9,108
Credit Acceptance Auto Loan Trust, Series 2019- 3A Class A, 2.38%, 11/15/28 (b)	5,000	5,049
Dell Equipment Finance Trust, Series 2017-2 Class D, 3.27%, 10/23/23, Callable 8/22/20 @ 100 (b)	3,250	3,268
Drive Auto Receivables Trust, Series 2017-AA Class D, 4.16%, 5/15/24, Callable 3/15/21 @ 100 (b)	1,000	1,016
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81%, 5/15/24, Callable 8/15/21 @ 100	5,000	5,090
Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44 (b)	5,000	5,052
Enterprise Fleet Financing LLC, Series 2019-3 Class A2, 2.06%, 5/20/25 (b)	2,500	2,515
Evergreen Credit Card Trust, Series 2019-3 Class C, 2.71%, 10/16/23 (b)	4,000	4,013
Evergreen Credit Card Trust, Series 2019-2 Class C, 2.62%, 9/15/24 (b)	2,096	2,107
Exeter Automobile Receivables Trust, Series 2020-1A Class C, 2.49%, 1/15/25, Callable 3/15/24 @ 100 (b)	2,273	2,291
Exeter Automobile Receivables Trust, Series 2019-2A Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100 (b)	3,731	3,801
Exeter Automobile Receivables Trust, Series 2018-1 Class C, 3.03%, 1/17/23, Callable 12/15/21 @ 100 (b)	2,170	2,182
ExteNet LLC, Series 2019-1A Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,918
Flagship Credit Auto Trust, Series 2018-4 Class C, 4.11%, 10/15/24, Callable 10/15/23 @ 100 (b)	1,210	1,260

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Goal Capital Funding Trust, Series 2005-2 Class A4, 2.11% (LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (a)	$9,529	$9,279
Hertz Vehicle Financing II LP, Series 2017-1A Class A, 2.96%, 10/25/21 (b)	10,000	10,063
Hertz Vehicle Financing LP, Series 2019-3A Class B, 3.03%, 12/26/25 (b)	7,000	7,124
Hertz Vehicle Financing LP, Series 2017-2A Class A, 3.29%, 10/25/23 (b)	4,333	4,474
Hertz Vehicle Financing LP, Series 2019-1A Class B, 4.10%, 3/25/23 (b)	7,120	7,375
Hertz Vehicle Financing LP, Series 2016-4A Class A, 2.65%, 7/25/22 (b)	1,000	1,009
HPEFS Equipment Trust, Series 2019-1A Class B, 2.32%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,750	1,757
HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,350	1,358
Master Credit Card Trust, Series 2020-1A Class B, 2.27%, 9/23/24 (b)	833	839
Master Credit Card Trust, Series 2020-1A Class C, 2.59%, 9/23/24 (b)	2,125	2,140
NP SPE II LLC, Series 2019-2A Class A1, 2.86%, 11/19/49 (b)	12,496	12,524
NP SPE II LLC, Series 2019-2A Class A2, 3.10%, 11/19/49 (b)	9,845	9,948
NP SPE LLC, Series 2017-1A Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (b)	5,875	6,277
Santander Drive Auto Receivables Trust, Series 2017-3 Class D, 3.20%, 11/15/23, Callable 8/15/21 @ 100	1,450	1,473
Santander Drive Auto Receivables Trust, Series 2018-5 Class D, 4.19%, 12/16/24, Callable 12/15/21 @ 100	4,275	4,398
Santander Drive Auto Receivables Trust, Series 2018-2 Class D, 3.88%, 2/15/24, Callable 12/15/21 @ 100	1,665	1,719
Sapphire Aviation Finance Ltd., Series 2018-1A Class A, 4.25%, 3/15/40 (b)	2,073	2,128
SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 2/20/20 @ 100 (b)	7,395	7,432
SCF Equipment Leasing LLC, Series 2018-1 Class B, 3.97%, 12/20/25, Callable 2/20/20 @ 100 (b)	1,000	1,045
SCF Equipment Leasing LLC, Series 2019-2 Class C, 3.11%, 6/21/27, Callable 2/20/25 @ 100 (b)	5,500	5,600
SLM Student Loan Trust, Series 2006-2 Class B, 2.01% (LIBOR03M+22bps), 1/25/41, Callable 1/25/32 @ 100 (a)	1,944	1,764
SLM Student Loan Trust, Series 2003-14 Class B, 2.34% (LIBOR03M+55bps), 10/25/65, Callable 10/25/28 @ 100 (a)	693	657
SLM Student Loan Trust, Series 2012-6 Class B, 2.66% (LIBOR01M+100bps), 4/27/43, Callable 4/25/27 @ 100 (a)	2,500	2,348
Stack Infrastructure Issuer LLC, Series 2019-2A Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	2,026
Synchrony Credit Card Master Note Trust, Series 2018-2 Class C, 3.87%, 5/15/26	7,583	7,997
Tesla Auto Lease Trust, Series 2019-A Class B, 2.41%, 12/20/22, Callable 12/20/22 @ 100 (b)	5,000	5,046
Transportation Finance Equipment Trust, Series 2019-1 Class C, 2.19%, 8/23/24, Callable 5/23/23 @ 100 (b)	1,250	1,249
Trillium Credit Card Trust II, Series 2020-1A Class C, 2.63%, 12/27/24 (b)	4,900	4,917
Trillium Credit Card Trust II, Series 2020-1A Class B, 2.33%, 12/27/24 (b)	2,912	2,912
Trinity Rail Leasing LLC, Series 2019-1 Class A, 3.82%, 4/17/49, Callable 4/17/20 @ 100 (b)	3,826	4,002
Trinity Rail Leasing LP, Series 2006-1A Class A1, 5.90%, 5/14/36 (b)	1,685	1,727

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
TRIP Rail Master Funding LLC, Series 2017-1A Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (b)	$3,333	$3,433
Verizon Owner Trust, Series 2020-A Class C, 2.06%, 7/22/24, Callable 3/20/23 @ 100	5,000	4,999
Volvo Financial Equipment LLC, Series 2019-2A Class A4, 2.14%, 9/16/24, Callable 7/15/23 @ 100 (b)	2,500	2,525
Westlake Automobile Receivables Trust, Series 2019-2A Class D, 3.20%, 11/15/24, Callable 11/15/22 @ 100 (b)	2,550	2,610
Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (b)	9,625	9,887
Westlake Automobile Receivables Trust, Series 2018-3 Class C, 3.61%, 10/16/23, Callable 2/15/22 @ 100 (b)	7,686	7,821
Westlake Automobile Receivables Trust, Series 2018-3A Class D, 4.00%, 10/16/23, Callable 2/15/22 @ 100 (b)	5,000	5,163
Total Asset Backed Securities (Cost $263,080)		265,958
Collateralized Mortgage Obligations (14.6%)
Annisa CLO Ltd, Series 2016-2 Class BR, 3.47% (LIBOR03M+165bps), 7/20/31, Callable 7/20/20 @ 100 (a) (b)	10,000	9,986
ARES LII CLO Ltd., Series 2019-52A Class B, 3.65% (LIBOR03M+185bps), 4/22/31, Callable 4/22/21 @ 100 (a) (b)	5,000	5,008
Austin Fairmont Hotel Trust, Series 2019-FAIR Class A, 2.73% (LIBOR01M+105bps), 9/15/32 (a) (b)	5,000	5,003
Austin Fairmont Hotel Trust, Series 2019-FAIR Class D, 3.48% (LIBOR01M+180bps), 9/15/32 (a) (b)	3,585	3,590
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P Class A, 3.22%, 4/14/33 (b)	5,000	5,306
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P Class B, 3.49%, 4/14/33 (b)	13,485	14,232
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P Class C, 3.72%, 4/14/33 (b) (d)	6,450	6,847
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P Class D, 3.72% (LIBOR01M+105bps), 4/14/33 (a) (b)	11,735	12,366
Bank, Series 2019-BN24 Class AS, 3.28%, 11/15/62	3,000	3,225
Bank, Series 2019-BN23 Class AS, 3.20%, 11/15/29	5,000	5,312
Bank, Series 2017-BNK8 Class AS, 3.73%, 11/15/50	7,000	7,713
Bank, Series 2017-BNK4 Class AS, 3.78%, 5/15/50	5,000	5,483
Bank, Series 2019-BNK22 Class A4, 2.98%, 11/15/62	8,000	8,500
Bank, Series 2017-BNK6 Class A5, 3.52%, 7/15/60	16,700	18,285
Bank, Series 2019-BNK22 Class AS, 3.21%, 11/15/62	9,000	9,563
Barclays Commercial Mortgage Trust, Series 2019-C5 Class AS, 3.37%, 11/15/52	5,000	5,330
BBCRE Trust, Series 2015-GTP Class A, 3.97%, 8/10/33 (b)	5,935	6,494
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7 Class B, 5.21%, 2/11/41 (d)	584	590
Benchmark Mortgage Trust, Series 2019-B14 Class AS, 3.35%, 12/15/61	5,000	5,382
Benchmark Mortgage Trust, Series 2019-B12 Class AS, 3.42%, 8/15/52	13,828	14,980
BX Commercial Mortgage Trust, Series 2020-BXLP Class D, 3.00% (LIBOR01M+125bps), 12/15/29 (a) (b) (c)	3,000	3,005

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2019-XL Class B, 2.76% (LIBOR01M+108bps), 10/15/36 (a) (b)	$2,571	$2,574
BX Commercial Mortgage Trust, Series 2019-XL Class D, 3.13% (LIBOR01M+145bps), 10/15/36 (a) (b)	4,000	4,012
BX Commercial Mortgage Trust, Series 2019-XL Class C, 2.93% (LIBOR01M+125bps), 10/15/36 (a) (b)	8,000	8,009
CFCRE Commercial Mortgage Trust, Series 2011-C2 Class AJ, 5.93%, 12/15/47 (b) (d)	7,000	7,372
CGMS Commercial Mortgage Trust, Series 2017-B1 Class A4, 3.46%, 8/15/50	12,050	13,150
CIFC Funding Ltd., Series 2017-I Class B, 3.52% (LIBOR03M+170bps), 4/23/29, Callable 1/21/21 @ 100 (a) (b)	3,500	3,503
CIFC Funding Ltd., Series 2017-III Class A1, 3.04% (LIBOR03M+122bps), 7/20/30, Callable 4/20/20 @ 100 (a) (b)	5,000	4,997
Citigroup Commercial Mortgage Trust, Series 2019-PRM Class D, 4.35%, 5/10/36 (b)	1,850	1,966
Citigroup Commercial Mortgage Trust, Series 2016-C2 Class A4, 2.83%, 8/10/49	8,293	8,668
Citigroup Commercial Mortgage Trust, Series 2019-PRM Class A, 3.34%, 5/10/36 (b)	3,750	3,942
COMM Mortgage Trust, Series 2019-GC44 Class AM, 3.26%, 8/15/57	5,000	5,356
COMM Mortgage Trust, Series 2015-PC1 Class AM, 4.29%, 7/10/50 (d)	3,000	3,306
COMM Mortgage Trust, Series 2020-CBM Class C, 3.40%, 11/13/39 (b) (c)	2,625	2,704
COMM Mortgage Trust, Series 2015-PC1 Class B, 4.58%, 7/10/50 (d)	3,366	3,667
COMM Mortgage Trust, Series 2013-CCRE11 Class AM, 4.72%, 8/10/50 (d)	5,000	5,471
Commercial Mortgage Trust, Series 2006-GG7 Class AM, 5.81%, 7/10/38 (d)	774	789
CSMC, Series 2019-UVIL Class C, 3.39%, 12/15/41 (b) (d)	5,000	5,185
DBCG Mortgage Trust, Series 2017-BBG Class A, 2.38% (LIBOR01M+70bps), 6/15/34 (a) (b)	6,225	6,211
DBJPM Mortgage Trust, Series 2016-SFC Class A, 2.83%, 8/10/36 (b)	5,000	5,141
DBJPM Mortgage Trust, Series 2016-SFC Class B, 3.24%, 8/10/36 (b)	2,500	2,559
DBJPM Mortgage Trust, Series 2016-C1 Class A4, 3.28%, 5/10/49	10,228	10,954
DBUBS Mortgage Trust, Series 2011-LC3 Class B, 5.51%, 8/10/44 (b) (d)	1,950	2,029
Dryden Senior Loan Fund, Series 2016-43A Class BR, 3.57% (LIBOR03M+175bps), 7/20/29, Callable 7/20/20 @ 100 (a) (b)	4,000	4,006
Dryden Senior Loan Fund, Series 2016-42A Class BR, 3.38% (LIBOR03M+155bps), 7/15/30, Callable 7/15/20 @ 100 (a) (b)	5,000	4,962
Federal Home Loan Mortgage Corp., Series K101 Class A2, 2.52%, 10/25/29	10,000	10,472
Federal Home Loan Mortgage Corp., Series K102 Class A2, 2.54%, 10/25/29	14,000	14,683
Federal Home Loan Mortgage Corp., Series K103 Class A2, 2.65%, 11/25/29	5,000	5,295
Flatiron CLO 18 Ltd., Series 2018-1A Class A, 2.79% (LIBOR03M+95bps), 4/17/31, Callable 4/17/20 @ 100 (a) (b)	3,500	3,466
FREMF Mortgage Trust, Series 2017-K724 Class B, 3.60%, 11/25/23 (b) (d)	7,000	7,261
FREMF Mortgage Trust, Series 2019-K99 Class B, 3.77%, 9/25/29 (b) (d)	10,000	10,586
GS Mortgage Securities Trust, Series 2012-GC6 Class AS, 4.95%, 1/10/45 (b)	3,000	3,148
GS Mortgage Securities Trust, Series 2019-GSA1 Class AS, 3.34%, 11/10/52	10,000	10,693
GS Mortgage Securities Trust, Series 2019-GSA1 Class A4, 3.05%, 11/10/52	10,000	10,634
GS Mortgage Securities Trust, Series 2020-GC45 Class AS, 3.17%, 2/13/53	3,750	3,967
Hudson Yards Mortgage Trust, Series 2019-30HY Class D, 3.56%, 7/10/39 (b) (d)	8,187	8,535

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2016-10HY Class A, 2.84%, 8/10/38 (b)	$6,490	$6,765
Hudson Yards Mortgage Trust, Series 2019-55HY Class D, 3.04%, 12/10/41 (b) (d)	7,000	7,000
Jackson Park Trust, Series 2019-LIC Class C, 3.13%, 10/14/39 (b) (d)	5,000	5,120
Jackson Park Trust, Series 2019-LIC Class A, 2.77%, 10/14/39 (b)	5,000	5,148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5 Class AS, 5.60%, 8/15/46 (b) (d)	6,100	6,360
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8 Class XA, 1.91%, 10/15/45 (d) (f)	20,147	721
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6 Class A3, 3.51%, 5/15/45	7,160	7,396
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2 Class C, 5.79%, 11/15/43 (b) (d)	4,000	4,087
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB Class C, 3.75%, 6/5/39 (b) (d)	1,614	1,763
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7 Class AJ, 6.27%, 4/17/45 (d)	1,002	665
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB Class D, 3.91%, 6/5/39 (b) (d)	2,000	2,166
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10 Class C, 4.25%, 12/15/47 (d)	3,045	3,178
KNDL Mortgage Trust, Series 2019-KNSQ Class E, 3.48% (LIBOR01M+180bps), 5/15/36 (a) (b)	2,500	2,488
LCM LP, Series 18A Class A1R, 2.84% (LIBOR03M+102bps), 4/20/31, Callable 4/20/20 @ 100 (a) (b)	1,000	997
Magnetite Ltd., Series 2015-12A Class BRRA, 3.43% (LIBOR03M+160bps), 10/15/31, Callable 10/15/20 @ 100 (a) (b)	3,240	3,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series C17 Class A5, 3.74%, 8/15/47, Callable 7/11/24 @ 100	5,000	5,367
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6 Class XA, 1.77%, 11/15/45 (b) (d) (f)	19,187	655
Neuberger Berman CLO XIV Ltd., Series 2013-14A Class BR2(LIBOR03M+150bps), 1/28/30 (a) (b) (c)	5,000	5,000
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A Class B2, 4.60%, 10/19/31, Callable 10/19/20 @ 100 (b)	5,000	5,041
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A Class B1, 3.52% (LIBOR03M+170bps), 10/19/31, Callable 10/19/20 @ 100 (a) (b)	4,000	3,998
Oaktree EIF Ltd., Series 2016-IIIA Class B, 3.82% (LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100 (a) (b)	10,000	10,017
Octagon Investment Partners 42 Ltd., Series 2019-3A Class B1, 3.78% (LIBOR03M+195bps), 4/15/31, Callable 4/15/21 @ 100 (a) (b)	5,000	5,013
Octagon Investment Partners XVII Ltd., Series 2013-1A Class CR2, 3.49% (LIBOR03M+170bps), 1/25/31, Callable 4/25/20 @ 100 (a) (b)	2,750	2,646
One Bryant Park Trust, Series 2019-OBP Class A, 2.52%, 9/13/49 (b)	6,040	6,173
Palmer Square Loan Funding Ltd., Series 2019-2 Class B, 4.07% (LIBOR03M+225bps), 4/20/27, Callable 7/20/20 @ 100 (a) (b)	5,000	4,993
Palmer Square Loan Funding Ltd., Series 2019-4 Class A2, 3.40% (LIBOR03M+160bps), 10/24/27, Callable 10/24/20 @ 100 (a) (b)	4,500	4,508

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Palmer Square Loan Funding Ltd., Series 2019-4 Class B, 4.04% (LIBOR03M+210bps), 10/24/27, Callable 10/24/20 @ 100 (a) (b)	$5,000	$5,000
Palmer Square Loan Funding Ltd., Series 2019-3 Class B, 4.00% (LIBOR03M+210bps), 8/20/27, Callable 8/20/20 @ 100 (a) (b)	5,000	4,964
Palmer Square Loan Funding Ltd., Series 2020-1A Class B(LIBOR03M+190bps), 2/20/28 (a) (b) (c)	2,000	2,000
Race Point CLO Ltd., Series 2016-10A Class B1R, 3.44% (LIBOR03M+165bps), 7/25/31, Callable 7/25/20 @ 100 (a) (b)	5,000	4,952
Sound Point CLO VII-R Ltd., Series 2014-3RA Class C, 4.06% (LIBOR03M+225bps), 10/23/31, Callable 10/23/20 @ 100 (a) (b)	5,000	4,897
Sound Point CLO XVIII Ltd., Series 2017-4A Class B, 3.62% (LIBOR03M+180bps), 1/21/31, Callable 4/20/20 @ 100 (a) (b)	1,000	962
Stewart Park CLO Ltd., Series 2015-1A Class A2R, 3.08% (LIBOR03M+125bps), 1/15/30, Callable 4/15/20 @ 100 (a) (b)	2,000	1,968
Structured Asset Mortgage Investments II Trust, Series 2005-AR5 Class B1, 2.16% (LIBOR01M+50bps), 7/19/35, Callable 2/19/20 @ 100 (a)	1,325	1,285
TIAA CLO I Ltd., Series 2016-1A Class B2R, 4.59%, 7/20/31, Callable 7/20/20 @ 100 (b)	2,500	2,511
TIAA CLO I Ltd., Series 2016-1A Class B1R, 3.57% (LIBOR03M+175bps), 7/20/31, Callable 7/20/20 @ 100 (a) (b)	2,500	2,498
TIAA CLO IV Ltd., Series 2018-1A Class A2, 3.52% (LIBOR03M+170bps), 1/20/32, Callable 1/20/21 @ 100 (a) (b)	5,000	4,996
Trinitas CLO Ltd., Series 2019-11A Class B1, 4.13% (LIBOR03M+230bps), 7/15/32, Callable 7/15/21 @ 100 (a) (b)	5,000	5,045
Tryon Park CLO Ltd., Series 2013-1A Class A1SR, 2.72% (LIBOR03M+89bps), 4/15/29, Callable 4/15/20 @ 100 (a) (b)	5,000	4,998
UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.26%, 5/10/45 (b) (d)	23,908	836
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1 Class AS, 5.15%, 1/10/45 (b)	4,756	4,975
Venture CLO Ltd., Series 2014-16A Class ARR, 2.68% (LIBOR03M+85bps), 1/15/28, Callable 4/15/20 @ 100 (a) (b)	5,000	5,000
Voya CLO Ltd., Series 2017-1 Class A2, 3.44% (LIBOR03M+160bps), 4/17/30, Callable 4/17/20 @ 100 (a) (b)	3,000	2,993
Voya CLO Ltd., Series 2018-3 Class B, 3.48% (LIBOR03M+165bps), 10/15/31, Callable 10/15/20 @ 100 (a) (b)	2,500	2,497
Voya CLO Ltd., Series 2015-3A Class BR, 4.02% (LIBOR03M+220bps), 10/20/31, Callable 10/20/20 @ 100 (a) (b)	1,250	1,237
Voya CLO Ltd., Series 2019-4A Class A1, 3.08% (LIBOR03M+134bps), 1/15/33, Callable 1/15/22 @ 100 (a) (b)	5,000	5,013
Voya CLO Ltd., Series 2013-2A Class A1R, 2.76% (LIBOR03M+97bps), 4/25/31, Callable 4/25/20 @ 100 (a) (b)	8,750	8,689
Voya CLO Ltd., Series 2019-4A Class B, 3.74% (LIBOR03M+200bps), 1/15/33, Callable 1/15/22 @ 100 (a) (b)	4,500	4,523
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3 Class B, 4.64%, 9/15/57 (d)	2,000	2,195
Wells Fargo Commercial Mortgage Trust, Series 2010-C1 Class B, 5.28%, 11/15/43 (b) (d)	3,000	3,044
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS Class A, 4.19%, 7/17/36 (b) (d)	4,200	4,739

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4 Class AS, 3.97%, 12/15/48	$3,500	$3,801
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4 Class B, 4.22%, 12/15/48 (d)	5,000	5,432
WFRBS Commercial Mortgage Trust, Series 2011-C2 Class B, 5.17%, 2/15/44 (b) (d)	6,000	6,157
WFRBS Commercial Mortgage Trust, Series 2012-C10 Class XA, 1.69%, 12/15/45 (b) (d) (f)	59,717	2,147
Total Collateralized Mortgage Obligations (Cost $572,262)		585,320
Preferred Stocks (1.3%)
Communication Services (0.2%):
Centaur Funding Corp., cumulative redeemable, 9.08%, 4/21/20 (b)	7,000	7,203
Consumer Staples (0.7%):
CHS, Inc., Series 2, cumulative redeemable, 7.10% (LIBOR03M+429bps) (a) (g)	400,000	11,240
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b) (g)	150,000	15,000
		26,240
Financials (0.4%):
American Overseas Group Ltd., non-cumulative, Series A, 5.66% (LIBOR03M+356bps), 12/15/66 (a) (e) (h)	2,000	500
Citigroup Capital, cumulative redeemable, 8.14% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,466
CoBank ACB, 3.01%, 7/10/22 (b)	2,000	1,360
Delphi Financial Group, Inc., 5.10%, 5/15/37 (h)	369,987	8,510
US Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (a) (g)	5,000	4,401
		17,237
Total Preferred Stocks (Cost $49,780)		50,680
Convertible Corporate Bonds (0.1%)
Energy (0.1%):
Whiting Petroleum Corp., 1.25%, 4/1/20 (i)	2,500	2,465
Total Convertible Corporate Bond (Cost $2,485)		2,465
Senior Secured Loans (2.1%)
Academy Ltd., 1st Lien Term Loan B, 5.78% (LIBOR01M+400bps), 7/2/22 (a)	4,912	3,926
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B1, 4.80% (LIBOR01M+300bps), 4/22/26 (a)	978	978
Blackstone CQP Holdco LP, 1st Lien Term Loan B, 5.41% (LIBOR03M+350bps), 6/20/24 (a)	5,965	5,960
Buckeye Partners LP, 1st Lien Term Loan, 4.53% (LIBOR01M+275bps), 12/16/26 (a)	2,000	2,016
California Resources Corp., 6.40% (LIBOR01M+475bps), 12/31/22 (a)	5,000	4,511
CEC Entertainment, Inc., 1st Lien Term Loan B, 2/14/21 (c) (p)	10,000	9,618
CenturyLink, Inc., 3/15/27 (c) (p)	1,000	998
CITGO Petroleum Corp., 6.94% (LIBOR03M+500bps), 3/22/24 (a)	1,588	1,588
Clear Channel Outdoor Holdings, Inc., 5.30% (LIBOR01M+350bps), 11/25/26 (a)	1,993	1,998

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
ClubCorp Holdings, Inc., 1st Lien Term Loan B, 4.69% (LIBOR03M+275bps), 9/18/24 (a) (c)	$5,987	$5,673
DaVita, Inc., 8/12/26 (c) (p)	1,000	1,000
Endo International PLC, 1st Lien Term Loan B, 6.06% (LIBOR01M+425bps), 4/29/24 (a)	4,937	4,751
Epic Crude Services, LP, 7.04% (LIBOR06M+500bps), 3/1/26 (a)	4,000	3,863
H-Food Holdings LLC, 1st Lien Term Loan, 5/31/25 (p)	4,987	4,929
HUB International Ltd., 1st Lien Term Loan B, 5.90% (LIBOR03M+400bps), 4/25/25 (a)	1,000	1,007
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B, 5.08% (LIBOR02M+325bps), 4/3/24 (a)	5,805	5,757
PetSmart, Inc., 1st Lien Term Loan B2, 5.67% (LIBOR01M+400bps), 3/10/22 (a)	4,706	4,691
Red Ventures LLC, 11/8/24 (c) (p)	1,000	999
Sally Holdings LLC, 1st Lien Term Loan B2, 4.50%(LIBOR+450bps), 7/5/24 (a)	4,000	3,970
Serta Simmons Bedding LLC, 1st Lien Term Loan B, 5.17% (LIBOR01M+350bps), 11/8/23 (a)	9,349	6,074
Solera LLC, 1st Lien Term Loan B, 4.55% (LIBOR01M+275bps), 3/3/23 (a)	6,437	6,441
Sunshine Luxembourg VII Sarl, 1st Lien Term Loan B, 6.19% (LIBOR03M+425bps), 10/2/26 (a)	1,000	1,004
Whatabrands LLC, 8/3/26 (c) (p)	500	501
Whatabrands LLC, 1st Lien Term Loan B, 4.98% (LIBOR01M+325bps), 7/19/26 (a)	998	999
Zayo Group LLC, 1st Lien Term Loan B2, 4.05% (LIBOR01M+225bps), 1/19/24 (a)	2,000	2,000
Total Senior Secured Loans (Cost $88,167)		85,252
Corporate Bonds (36.4%)
Communication Services (1.5%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	10,000	11,479
Charter Communications Operating LLC, 4.91%, 7/23/25, Callable 4/23/25 @ 100	2,000	2,239
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	5,000	5,928
Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 (b)	5,000	6,324
Iheartcommunications, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38 (b)	1,000	1,019
Lamar Media Corp. 0.00%, 1/30/27 (c) (j)	1,000	995
4.00%, 2/15/30, Callable 2/15/25 @ 102 (b) (c)	1,000	1,008
Qwest Corp., 6.75%, 12/1/21	6,000	6,419
Sprint Spectrum, 3.36%, 3/20/23 (b)	2,625	2,648
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)	10,000	10,890
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	1,000	1,064
Verizon Communications, Inc., 4.50%, 8/10/33	10,000	12,037
		62,050
Consumer Discretionary (0.7%):
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	5,000	5,187
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47 (b)	1,000	1,025

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71 (b)	$3,000	$3,090
Newell Brands, Inc. 3.85%, 4/1/23, Callable 2/1/23 @ 100	7,500	7,801
4.20%, 4/1/26, Callable 1/1/26 @ 100	10,000	10,436
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	5,000	5,224
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,641
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (b)	1,184	1,244
		35,648
Consumer Staples (1.4%):
Albertsons Cos, Inc./ Safeway, Inc. /New Albertsons LP/Albertsons LLC 6.63%, 6/15/24, Callable 3/9/20 @ 104.97	5,000	5,203
4.63%, 1/15/27, Callable 1/15/23 @ 103.47 (b)	3,000	3,039
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	5,000	5,785
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	2,000	2,087
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	5,000	5,106
Kraft Heinz Foods Co. 4.88%, 2/15/25, Callable 3/16/20 @ 102.44 (b)	11,799	12,109
4.63%, 10/1/39, Callable 4/1/39 @ 100 (b)	5,000	5,429
McCormick & Co., Inc., 3.40%, 8/15/27, Callable 5/15/27 @ 100	1,042	1,113
Reynolds, 1/30/27 (c) (j)	1,000	1,001
Smithfield Foods, Inc. 4.25%, 2/1/27, Callable 11/1/26 @ 100 (b)	5,000	5,270
5.20%, 4/1/29, Callable 1/1/29 @ 100 (b)	3,167	3,559
The JM Smucker Co., 4.25%, 3/15/35	5,000	5,623
		55,324
Energy (5.8%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 5/1/20 @ 105.63 (b) (i)	3,000	2,595
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 9/15/24, Callable 2/24/20 @ 104.03	10,000	8,854
5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (b)	2,941	2,299
Boardwalk Pipelines LP 4.95%, 12/15/24, Callable 9/15/24 @ 100	4,000	4,365
4.45%, 7/15/27, Callable 4/15/27 @ 100	17,000	17,631
Buckeye Partners LP, 4.35%, 10/15/24, Callable 7/15/24 @ 100	5,000	5,055
Buckeye Partners, LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,906
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	2,727	2,874
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (b)	3,000	3,104
Cheniere Energy Partners LP, 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (b)	500	508
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (b)	5,000	5,325
Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/16/20 @ 100	1,348	1,354
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (b)	5,000	4,627

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	$5,000	$4,865
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)	9,306	9,347
Energy Transfer Operating LP 2.90%, 5/15/25, Callable 4/15/25 @ 100	5,000	5,055
4.93% (LIBOR03M+302bps), 11/1/66, Callable 3/16/20 @ 100 (a)	5,000	4,082
EnLink Midstream LLC, 5.38%, 6/1/29, Callable 3/1/29 @ 100	6,000	5,434
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	9,000	8,594
EQT Corp. 3.00%, 10/1/22, Callable 9/1/22 @ 100 (i)	3,000	2,889
7.00%, 2/1/30, Callable 10/1/29 @ 100	6,071	5,343
EQT Midstream Partners LP 4.13%, 12/1/26, Callable 9/1/26 @ 100	9,000	8,122
5.50%, 7/15/28, Callable 4/15/28 @ 100	5,000	4,605
Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	7,000	6,213
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	5,630
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	5,000	5,499
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	7,962
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,955	7,528
Nustar Logistics LP, 4.80%, 9/1/20	5,000	5,043
NuStar Logistics LP, 4.75%, 2/1/22, Callable 11/1/21 @ 100	3,000	3,079
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	2,093	2,159
ONEOK, Inc., 4.35%, 3/15/29, Callable 12/15/28 @ 100	4,917	5,381
Phillips 66 Partners LP, 3.55%, 10/1/26, Callable 7/1/26 @ 100	5,000	5,331
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23, Callable 7/15/23 @ 100	5,000	5,234
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (b)	18,960	18,943
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	5,000	5,833
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100 (j)	8,000	6,654
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,295
Tallgrass Energy Partners LP/Tallgrass Energy Finance, 5.50%, 1/15/28, Callable 1/15/23 @ 102.75 (b)	2,936	2,934
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (b)	594	611
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	2,000	2,085
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	4,210	4,235
		230,482
Financials (13.4%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	5,466
American International Group, Inc., 8.18% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,788
Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	2,000	2,113
Associated Banc-Corp., 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,758

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Assurant, Inc. 4.90%, 3/27/28, Callable 12/27/27 @ 100	$2,500	$2,801
3.70%, 2/22/30, Callable 11/22/29 @ 100	5,000	5,245
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	1,535	2,061
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	10,000	11,053
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,258
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,356
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	5,580
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	4,928
BP Capital Markets America, Inc., 3.02%, 1/16/27, Callable 10/16/26 @ 100	5,000	5,232
Cantor Fitzgerald LP, 4.88%, 5/1/24, Callable 4/1/24 @ 100 (b)	3,000	3,236
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	10,000	10,810
Citizens Financial Group, Inc. 4.15%, 9/28/22 (b)	15,000	15,762
3.75%, 7/1/24	5,500	5,772
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (i)	2,000	2,183
DAE Funding LLC, 4.50%, 8/1/22, Callable 3/9/20 @ 102.25 (b)	2,898	2,956
Discover Bank, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (a)	5,000	5,296
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (a)	10,000	10,086
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	10,901
First Financial Bancorp, 5.13%, 8/25/25	5,000	5,291
First Maryland Capital I, 2.83% (LIBOR03M+100bps), 1/15/27, Callable 3/16/20 @ 100 (a)	1,000	963
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,707
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,519
Ford Motor Credit Co. LLC 5.58%, 3/18/24, Callable 2/18/24 @ 100	3,571	3,882
5.11%, 5/3/29, Callable 2/3/29 @ 100	5,000	5,232
Fulton Financial Corp., 4.50%, 11/15/24	10,000	10,824
General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	5,000	5,361
Glencore Funding LLC 4.00%, 3/27/27, Callable 12/27/26 @ 100 (b)	10,000	10,581
4.88%, 3/12/29, Callable 12/12/28 @ 100 (b)	5,000	5,537
Global Atlantic Fin Co., 8.63%, 4/15/21 (b)	2,000	2,140
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	8,572	8,763
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,127
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,624
ILFC E-Capital Trust I, 3.90%, 12/21/65, Callable 3/16/20 @ 100 (b) (j)	7,000	5,563
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	5,000	5,395
KeyBank NA 3.40%, 5/20/26, MTN	5,000	5,352
3.90%, 4/13/29	5,000	5,526
KeyCorp Capital II, 6.88%, 3/17/29	750	828

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
LegacyTexas Financial Group, Inc., 5.50% (LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (a)	$5,000	$4,926
Level 3 Financing, Inc. 4.63%, 9/15/27, Callable 9/15/22 @ 102.31 (b)	1,000	1,027
3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	10,000	10,371
Lincoln National Corp., 4.26% (LIBOR03M+236bps), 5/17/66, Callable 2/28/20 @ 100 (a)	8,018	7,242
Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,463
Main Street Capital Corp., 4.50%, 12/1/22	5,000	5,281
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,863
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	12,350	13,325
MetLife, Inc. 6.40%, 12/15/66, Callable 12/15/31 @ 100	8,000	10,025
9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)	5,000	7,543
Nationwide Mutual Insurance Co., 4.18% (LIBOR03M+229bps), 12/15/24, Callable 3/16/20 @ 100 (a) (b)	20,235	20,209
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)	3,000	3,157
Ohio National Financial Services, Inc., 6.63%, 5/1/31 (b)	2,000	2,162
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	7,000	7,534
OneBeacon US Holdings, Inc., 4.60%, 11/9/22	10,025	10,623
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	10,000	10,475
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	5,000	5,561
PNC Bank NA, 2.70%, 10/22/29	10,000	10,281
PPL Capital Funding, Inc., 4.63% (LIBOR03M+267bps), 3/30/67, Callable 3/16/20 @ 100 (a)	4,000	3,906
Primerica, Inc., 4.75%, 7/15/22	5,000	5,336
Principal Financial Global Funding LLC, 2.35% (LIBOR03M+52bps), 1/10/31 (a)	3,000	2,747
ProAssurance Corp., 5.30%, 11/15/23	9,864	10,755
Prudential Financial, Inc., 5.88% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	5,000	5,384
RLI Corp., 4.88%, 9/15/23	5,000	5,351
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	12,818	14,042
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	4,444	4,570
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (a)	5,000	5,089
SunTrust Capital, 2.58% (LIBOR03M+67bps), 5/15/27, Callable 3/9/20 @ 100 (a)	5,000	4,765
TCF National Bank 4.60%, 2/27/25	5,000	5,226
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	4,000	3,963
Texas Capital Bank NA, 5.25%, 1/31/26	10,225	10,924
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	10,000	10,851
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	7,000	7,780

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Hartford Financial Services Group, Inc., 4.03% (LIBOR03M+213bps), 2/12/67, Callable 3/16/20 @ 100 (a) (b)	$10,000	$9,625
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,855
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,611
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,000	5,336
Wells Fargo & Co., 3.00%, 10/23/26	5,000	5,240
Wintrust Financial Corp., 5.00%, 6/13/24	3,500	3,703
		530,983
Health Care (2.9%):
Abbvie, Inc., 4.25%, 11/14/28, Callable 8/14/28 @ 100	3,000	3,365
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (b)	5,000	5,203
Bausch Health Cos., Inc., 5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (b)	817	826
Bayer US Finance II LLC 2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,405	5,418
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,845
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,069
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,357
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,274
Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,000	5,650
CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100 (i)	5,000	5,976
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,734	9,070
DaVita, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	1,302	1,333
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	14,610	14,616
Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	2,000	2,284
Fresenius Medical Care US Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	10,000	10,567
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	5,000	5,491
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	1,000	1,019
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	7,778	8,591
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	6,595	6,599
Quest Diagnostics, Inc., 2.95%, 6/30/30, Callable 3/30/30 @ 100	5,000	5,117
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	4,000	4,421
		115,091
Industrials (3.7%):
Air Lease Corp., 3.63%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,289
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,384
American Airlines Pass Through Trust 4.00%, 1/15/27	5,634	6,016
3.60%, 4/15/31	1,838	1,917
Ashtead Capital, Inc., 5.25%, 8/1/26, Callable 8/1/21 @ 103.94 (b)	2,500	2,673
BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100 (b)	5,000	5,404
Brambles USA, Inc., 4.13%, 10/23/25, Callable 7/25/25 @ 100 (b)	5,500	5,986
British Airways Pass Through Trust 4.63%, 12/20/25 (b)	10,771	11,452
3.35%, 12/15/30 (b)	2,500	2,599
Continental Airlines Pass Through Trust, 4.15%, 10/11/25	7,481	7,956
Continental Airlines Pass Through Trust(INS-AMBAC Assurance Corp.), 6.24%, 9/15/21	50	50

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
FedEx Corp., 3.90%, 2/1/35	$5,000	$5,283
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100	10,000	10,260
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	6,771	6,859
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,400	5,895
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,264
Pentair Finance Sarl, 4.50%, 7/1/29, Callable 4/1/29 @ 100	7,500	8,243
Spirit Aerosystems, Inc. 3.85%, 6/15/26, Callable 3/15/26 @ 100	5,000	4,998
4.60%, 6/15/28, Callable 3/15/28 @ 100	12,000	12,310
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100 (i)	5,658	6,281
United Airlines Pass Through Trust 4.63%, 3/3/24	4,386	4,535
4.30%, 2/15/27	3,763	4,084
3.50%, 11/1/29	5,000	5,116
US Airways Pass Through Trust 6.25%, 10/22/24	2,256	2,460
7.13%, 4/22/25 (i)	1,478	1,677
3.95%, 5/15/27	6,524	6,954
US Airways(INS-MBIA Insurance Corp.), 7.08%, 9/20/22	261	271
Verisk Analytics, Inc., 4.13%, 3/15/29, Callable 12/15/28 @ 100	2,833	3,183
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (b)	1,000	1,030
		149,429
Information Technology (1.0%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	5,000	5,101
Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100 (b)	3,000	3,359
CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63 (b)	1,000	1,071
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100 (b)	3,000	3,452
Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	5,000	5,385
Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	4,000	4,197
Jabil, Inc., 3.95%, 1/12/28, Callable 10/12/27 @ 100	5,000	5,352
Keysight Technologies, Inc. 4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	2,952
3.00%, 10/30/29, Callable 7/30/29 @ 100	2,632	2,714
VMware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	5,000	5,313
		38,896
Materials (1.2%):
Alcoa Nederland Holdings, 6.75%, 9/30/24, Callable 3/9/20 @ 105.06 (b)	1,000	1,051
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	4,000	4,323
Carpenter Technology Corp. 5.20%, 7/15/21, Callable 4/15/21 @ 100 (i)	2,000	2,062
4.45%, 3/1/23, Callable 12/1/22 @ 100	2,272	2,379
CF Industries, Inc., 4.50%, 12/1/26 (b)	5,000	5,523
CRH America, Inc., 5.75%, 1/15/21	3,000	3,105
FMC Corp., 3.20%, 10/1/26, Callable 8/1/26 @ 100	5,000	5,250
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	5,000	5,441
Southern Copper Corp., 3.88%, 4/23/25	3,000	3,196
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	5,000	5,338

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Vulcan Materials Co., 3.90%, 4/1/27, Callable 1/1/27 @ 100	$1,000	$1,088
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	7,000	7,406
WRKCo., Inc., 4.20%, 6/1/32, Callable 3/1/32 @ 100	2,000	2,262
		48,424
Real Estate (2.1%):
Alexandria Real Estate Equities, Inc., 2.75%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,096
American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	5,000	5,484
Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	10,000	10,301
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,862
Crown Castle International Corp., 4.30%, 2/15/29, Callable 11/15/28 @ 100	5,000	5,651
Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	5,000	5,428
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	5,000	5,279
Highwoods Realty LP, 4.20%, 4/15/29, Callable 1/15/29 @ 100	5,409	6,017
Hudson Pacific Properties LP, 3.95%, 11/1/27	5,000	5,394
Keenan Development Associates of Tennessee LLC(INS-XL Capital Assurance), 5.02%, 7/15/28 (b)	370	395
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (k)	2,000	2,655
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,192
Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	3,000	3,145
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,372
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b) (c)	1,250	1,266
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	5,000	5,196
		81,733
Utilities (2.7%):
Aquarion Co., 4.00%, 8/15/24, Callable 5/15/24 @ 100 (b)	10,000	10,645
Black Hills Corp., 3.95%, 1/15/26, Callable 7/15/25 @ 100	5,000	5,403
Cleco Corporate Holdings LLC, 3.74%, 5/1/26, Callable 2/1/26 @ 100	10,000	10,504
DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	1,608	1,704
Duke Energy Corp., 3.40%, 6/15/29, Callable 3/15/29 @ 100	3,000	3,222
Duquesne Light Holdings, Inc. 5.90%, 12/1/21 (b)	3,500	3,723
3.62%, 8/1/27, Callable 5/1/27 @ 100 (b)	13,000	13,355
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,294
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	3,750	4,000
National Fuel Gas Co. 3.75%, 3/1/23, Callable 12/1/22 @ 100	10,000	10,412
3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,114
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	6,120	6,359
The Southern Co., 3.25%, 7/1/26, Callable 4/1/26 @ 100	10,000	10,645
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	10,000	10,300

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
WEC Energy Group, Inc., 4.02% (LIBOR03M+211bps), 5/15/67, Callable 3/16/20 @ 100 (a)	$4,500	$4,239
Xcel Energy, Inc., 3.30%, 6/1/25, Callable 12/1/24 @ 100	5,000	5,295
		109,214
Total Corporate Bonds (Cost $1,367,950)		1,457,274
Yankee Dollar (11.1%)
Communication Services (0.1%):
Tencent Holdings Ltd., 3.98%, 4/11/29, Callable 1/11/29 @ 100 (b)	3,000	3,308
Consumer Discretionary (0.0%):
IHO Verwaltungs GMBH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)	1,000	1,093
MGM China Holdings Ltd., 5.88%, 5/15/26, Callable 5/15/22 @ 102.94 (b)	1,460	1,500
		2,593
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100 (b)	3,334	3,549
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	5,000	5,013
Becle SAB de CV, 3.75%, 5/13/25 (b)	10,000	10,394
Imperial Brands Finance PLC 4.25%, 7/21/25, Callable 4/21/25 @ 100 (b)	10,000	10,765
3.50%, 7/26/26, Callable 5/26/26 @ 100 (b)	5,000	5,172
		34,893
Energy (0.8%):
Aker BP ASA 6.00%, 7/1/22, Callable 3/9/20 @ 103 (b)	2,750	2,832
4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (b)	1,000	1,039
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	4,500	4,810
Petroleos Mexicanos 4.50%, 1/23/26	5,000	5,103
6.50%, 3/13/27	5,000	5,414
Saudi Arabian Oil Co., 3.50%, 4/16/29 (b)	5,000	5,304
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (b)	835	853
Transocean Poseidon Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16 (b)	1,500	1,584
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 5/16/21 @ 102.67 (b)	1,500	1,522
Transocean, Inc., 7.25%, 11/1/25, Callable 11/1/21 @ 103.63 (b)	1,000	931
Woodside Finance Ltd., 4.60%, 5/10/21, Callable 2/10/21 @ 100 (b)	2,000	2,051
		31,443
Financials (4.7%):
ABN AMRO Bank NV 4.75%, 7/28/25 (b)	10,000	11,077
4.80%, 4/18/26 (b)	10,000	11,171
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,378
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	5,000	5,285
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,000	5,318
Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26 (b)	10,000	11,017
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	3,750	4,019

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Barclays PLC, 4.84%, 5/9/28, Callable 5/7/27 @ 100	$3,000	$3,339
BNP Paribas SA, 4.38%, 5/12/26 (b)	5,000	5,467
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	1,000	1,188
Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100 (a) (b)	3,000	3,046
Danske Bank A/S, 3.24% (LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a) (b)	3,500	3,612
Deutsche Bank AG, 5.00%, 2/14/22	6,000	6,284
Enel Finance International NV, 3.63%, 5/25/27 (b)	5,000	5,324
HSBC Holdings PLC, 3.90%, 5/25/26	10,000	10,863
ING Groep NV, 3.95%, 3/29/27	5,900	6,520
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	5,000	5,324
Nationwide Building Society, 4.00%, 9/14/26 (b)	5,000	5,351
Nordea Bank Abp, 4.25%, 9/21/22 (b)	5,000	5,274
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	10,056	10,622
Royal Bank of Scotland Group PLC 6.13%, 12/15/22	10,000	10,960
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (a)	2,000	2,352
Santander UK PLC, 5.00%, 11/7/23 (b)	12,000	13,087
Societe Generale SA, 3.88%, 3/28/24 (b)	7,500	7,977
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	7,500	8,325
Westpac Banking Corp., 4.11%(H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	10,000	10,771
XLIT Ltd., 4.45%, 3/31/25	10,000	11,066
		190,017
Health Care (0.7%):
Mylan NV 3.75%, 12/15/20, Callable 11/15/20 @ 100	514	520
3.95%, 6/15/26, Callable 3/15/26 @ 100	8,000	8,532
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	18,000	15,427
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	3,000	2,306
		26,785
Industrials (1.8%):
Air Canada Pass Through Trust 5.00%, 3/15/20 (b)	5,000	5,015
5.38%, 11/15/22 (b)	2,695	2,775
3.88%, 9/15/24 (b)	7,010	7,140
4.13%, 11/15/26 (b)	7,138	7,672
3.75%, 6/15/29 (b)	4,987	5,369
Ashtead Capital, Inc., 4.13%, 8/15/25, Callable 8/15/20 @ 103.09 (b)	2,500	2,573
Avolon Holdings Funding Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100 (b)	1,000	1,081
CK Hutchison International Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (b)	5,000	5,086
CK Hutchison International Ltd., 2.75%, 10/3/26 (b)	7,500	7,679
Experian Finance PLC, 2.75%, 3/8/30, Callable 12/8/29 @ 100 (b)	5,000	5,081
Ferguson Finance PLC, 4.50%, 10/24/28, Callable 7/24/28 @ 100 (b)	6,125	6,855
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	10,000	10,374

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	$2,668	$2,751
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,131
		71,582
Materials (1.3%):
Anglo American Capital PLC 3.75%, 4/10/22 (b)	2,500	2,582
4.00%, 9/11/27 (b)	4,000	4,270
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (b)	7,500	7,608
Fresnillo PLC, 5.50%, 11/13/23 (b)	10,000	10,925
Kinross Gold Corp., 4.50%, 7/15/27, Callable 4/15/27 @ 100	3,000	3,193
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (l)	3,850	4,081
POSCO, 2.38%, 1/17/23 (b) (i)	5,000	5,024
Teck Resources Ltd. 3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	5,143
6.13%, 10/1/35	3,000	3,562
Yara International ASA, 3.80%, 6/6/26, Callable 3/6/26 @ 100 (b)	4,000	4,179
		50,567
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 2/1/29, Callable 11/1/28 @ 100 (b)	4,167	4,724
Sovereign Bond (0.2%):
Republic of Italy Government International Bond, 5.38%, 6/15/33	5,000	6,074
Utilities (0.5%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (b)	5,000	5,415
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	2,500	2,608
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	6,192	6,464
Infraestructura Energetica Nova SAB de CV, 3.75%, 1/14/28 (b)	5,000	5,051
Transelec SA, 3.88%, 1/12/29, Callable 10/16/28 @ 100 (b)	3,500	3,668
		23,206
Total Yankee Dollar (Cost $419,355)		445,192
Municipal Bonds (4.8%)
Alabama (0.1%):
The Water Works Board of The City of Birmingham Revenue, 2.60%, 1/1/27	2,000	2,048
Arizona (0.0%): (m)
City of Phoenix Civic Improvement Corp. Revenue, 2.37%, 7/1/25	1,500	1,531
California (0.3%):
Long Beach Unified School District, GO, 5.91%, 8/1/25	3,000	3,451
Los Alamitos Unified School District, GO, 6.19%, 2/1/26	3,000	3,736
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,468
		12,655
Colorado (0.0%): (m)
Board of Governors of Colorado State University System Revenue, Build America Bond, 4.90%, 3/1/21	1,000	1,032
See notes to financial statements.

21

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Park Creek Metropolitan District Revenue Series B, 2.89%, 12/1/27	$660	$683
Series B, 2.99%, 12/1/28	1,000	1,044
		2,759
Connecticut (0.2%):
City of New Haven, GO, Series A, 4.43%, 8/1/28	1,250	1,425
Connecticut State Development Authority Revenue, 5.50%, 4/1/21	3,000	3,139
State of Connecticut, GO, Series A, 3.69%, 9/15/24	2,200	2,378
		6,942
Florida (0.3%):
County of Miami-Dade Transit System Revenue, Build America Bond, Series B, 4.59%, 7/1/21	3,300	3,413
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	4,000	4,673
Tohopekaliga Water Authority Revenue, Series A, 5.25%, 10/1/36, Pre-refunded 10/1/21 @ 100	2,500	2,673
		10,759
Hawaii (0.5%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	15,000	15,709
Illinois (0.1%):
Chicago Midway International Airport Revenue, Series A, 5.00%, 1/1/25, Continuously Callable @100	2,470	2,816
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,721
		4,537
Indiana (0.0%): (m)
Indiana Finance Authority Revenue 3.08%, 9/15/27	1,130	1,127
3.18%, 9/15/28	1,000	997
		2,124
Maryland (0.4%):
Baltimore Board of School Commissioners Revenue, 5.69%, 12/15/25	3,000	3,601
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,295	2,444
Series B, 4.15%, 6/1/28	2,390	2,566
Series B, 4.25%, 6/1/29	2,490	2,696
Series B, 4.35%, 6/1/30	1,330	1,453
Series B, 4.40%, 6/1/31	1,385	1,522
		14,282
Massachusetts (0.0%): (m)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	750	770
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,603

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.8%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	$2,525	$2,745
Series A, 4.29%, 9/1/26	2,410	2,646
Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	2,966
New Jersey Economic Development Authority Revenue Series NNN, 3.47%, 6/15/27	5,000	5,170
Series YY, 4.45%, 6/15/20	10,000	10,054
New Jersey Transportation Trust Fund Authority Revenue, 2.63%, 6/15/24	1,100	1,124
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,591
South Jersey Transportation Authority Revenue Series B, 3.12%, 11/1/26	450	454
Series B, 3.36%, 11/1/28	1,375	1,405
		30,155
New York (0.5%):
City of New York, GO, Build America Bond, Series B, 6.27%, 12/1/37	5,000	7,229
Metropolitan Transportation Authority Revenue, Build America Bond, 6.73%, 11/15/30	5,000	6,562
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,220
State of New York Mortgage Agency Revenue, 4.20%, 10/1/27, Continuously Callable @100	3,500	3,615
Town of Oyster Bay, GO 3.80%, 2/1/20	1,825	1,825
3.95%, 2/1/21	1,500	1,521
		21,972
North Carolina (0.1%):
City of Kannapolis NC Tax Allocation, Build America Bond, Series B, 7.28%, 3/1/27, Continuously Callable @100	3,000	3,012
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,177
		4,189
Ohio (0.2%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,187
Miami University Revenue, Build America Bond, 6.67%, 9/1/28	3,000	3,858
		9,045
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	9,142
Pennsylvania (0.2%):
City of Bethlehem, GO(NBGA-Federal Agricultural Mortgage Corporation) Series A, 2.46%, 10/1/26	2,570	2,626
Series A, 2.55%, 10/1/27	2,655	2,719
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,034
Pennsylvania Economic Development Financing Authority Revenue 2.62%, 3/1/29	1,855	1,890
Series B, 3.20%, 11/15/27	1,000	1,051
		9,320

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.59%, 7/1/25	$1,000	$1,026
Series B, 2.80%, 7/1/26	2,735	2,824
		3,850
Texas (0.5%):
Austin Community College District Public Facility Corp. Revenue, Build America Bond, Series A, 6.76%, 8/1/30, Pre-refunded 8/1/20 @ 100	3,430	3,514
Ector County Hospital District Revenue, Build America Bond, 6.80%, 9/15/25, Continuously Callable @100	4,350	4,408
Gainesville Hospital District, GO, 4.56%, 8/15/21	1,480	1,510
Harris County Cultural Education Facilities Finance Corp. Revenue Series B, 2.71%, 5/15/27	1,600	1,630
Series B, 2.76%, 5/15/28	2,000	2,037
Harris County-Houston Sports Authority Revenue, 4.45%, 11/15/31	3,900	4,119
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,854
		20,072
Wisconsin (0.2%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29 (c)	6,000	6,057
Total Municipal Bonds (Cost $175,966)		190,521
U.S. Government Agency Mortgages (8.6%)
Federal Home Loan Mortgage Corp. 5.00%, 9/1/20	17	17
Series K017 Class X1, 1.44%, 12/25/21 (d) (f)	35,058	635
Series K019 Class X1, 1.73%, 3/25/22 (d) (f)	19,855	518
Series K023 Class X1, 1.37%, 8/25/22 (d) (f)	65,861	1,650
Series K025 Class X1, 0.94%, 10/25/22 (d) (f)	64,032	1,134
Series KC02 Class A2, 3.37%, 7/25/25 (l)	10,000	10,741
Series K055 Class A2, 2.67%, 3/25/26 (l)	10,000	10,529
Series KIR1 Class A2, 2.85%, 3/25/26 (l)	12,000	12,646
Series K058 Class A2, 2.65%, 8/25/26 (l)	20,000	21,001
Series K062 Class A2, 3.41%, 12/25/26 (l)	5,000	5,506
Series K063 Class A2, 3.43%, 1/25/27 (d)	5,000	5,511
Series K070 Class A2, 3.30%, 11/25/27 (d)	2,922	3,200
Series K075 Class A2, 3.65%, 2/25/28 (d)	3,000	3,363
Series K087 Class A2, 3.77%, 12/25/28 (l)	10,000	11,364
Series K089 Class A2, 3.56%, 1/25/29	3,171	3,562
Series K088 Class A2, 3.69%, 1/25/29	5,000	5,657
Series K090 Class A2, 3.42%, 2/25/29	3,000	3,341
Series K091 Class A2, 3.51%, 3/25/29	9,857	11,051
Series K095 Class A2, 2.79%, 6/25/29	5,000	5,340
Series K099 Class A2, 2.60%, 9/25/29	50,000	52,680
Series K154 Class A3, 3.46%, 11/25/32	891	992
Series K-1510 Class A3, 3.79%, 1/25/34	4,800	5,596
5.50%, 4/1/36	47	53
		176,087

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association Series 2012-M4 Class X1, 0.53%, 4/25/22 (d) (f)	$62,441	$333
Series 2017-M2 Class A2, 2.89%, 2/25/27 (d)	3,500	3,725
Series M7 Class A2, 2.96%, 2/25/27 (d)	2,500	2,686
2.50%, 7/1/27 (l)	5,053	5,152
Series M4 Class A2, 3.15%, 3/25/28 (d)	3,553	3,847
2.50%, 11/1/34 (l)	19,345	19,697
4.00%, 8/1/49 (l)	9,267	9,694
3.50%, 9/1/49 (l)	33,507	34,583
Series MA39074.00%, 1/1/50	49,850	52,148
3.50%, 2/1/50	5,000	5,161
4.00%, 2/1/50	30,000	31,383
		168,409
Total U.S. Government Agency Mortgages (Cost $333,965)		344,496
U.S. Treasury Obligations (9.5%)
U.S. Treasury Bonds 3.50%, 2/15/39 (l)	15,000	19,064
2.75%, 8/15/42 (l)	7,000	7,977
2.50%, 2/15/45 (l)	50,000	54,570
3.38%, 11/15/48 (l)	60,000	77,906
2.25%, 8/15/49	12,000	12,626
U.S. Treasury Notes 1.63%, 11/30/26	15,000	15,192
2.38%, 5/15/27 (l)	55,900	59,516
3.13%, 11/15/28 (l)	20,000	22,681
1.63%, 8/15/29 (l)	110,000	111,084
Total U.S. Treasury Obligations (Cost $354,277)		380,616
Commercial Paper (4.9%)
Albemarle Corp., 2.63%, 2/6/20 (b) (n)	8,000	7,996
Amilln, 1.68%, 2/3/20 (b) (n)	28,400	28,397
Broadcom, Inc., 2.54%, 2/20/20 (b) (n)	10,000	9,986
Canadian Pacific Railway Ltd., 1.76%, 2/18/20 (b) (n)	5,400	5,395
CSLB Holdings, Inc., 1.73%, 2/5/20 (b) (n)	6,000	5,999
DTE Energy Co. 1.70%, 2/7/20 (b) (n)	12,000	11,996
1.77%, 2/24/20 (b) (n)	15,000	14,982
Eversource Energy, 1.83%, 2/12/20 (b) (n)	20,000	19,988
Glencore Funding LLC, 1.89%, 2/10/20 (b) (n)	10,500	10,494
Hyundai Capital America 1.68%, 2/4/20 (b) (n)	10,250	10,248
1.69%, 2/5/20 (b) (n)	6,900	6,898
1.70%, 2/7/20 (b) (n)	1,086	1,086
1.72%, 2/10/20 (b) (n)	10,000	9,995
1.73%, 2/11/20 (b) (n)	6,500	6,497
JM Smucker Co., 1.68%, 2/4/20 (b) (n)	4,050	4,049
Manhattan Asset Funding Co. LLC, 1.62%, 2/14/20 (b) (n)	4,500	4,497
Mylan, Inc., 2.54%, 2/27/20 (b) (n)	1,025	1,023

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Plains All American Pipeline LP, 1.68%, 2/4/20 (b) (n)	$15,900	$15,897
Royal Caribbean Cruises Ltd., 2.05%, 2/27/20 (b) (n)	6,656	6,646
Union Electric Co., 1.72%, 2/3/20 (b) (n)	12,500	12,498
Total Commercial Paper (Cost $194,581)		194,567
Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (o)	6,631,830	6,632
Total Collateral for Securities Loaned (Cost $6,632)		6,632
Total Investments (Cost $3,828,500) — 100.3%		4,008,973
Liabilities in excess of other assets — (0.3)%		(7,350)
NET ASSETS — 100.00%		$4,001,623

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2020.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $1,449,743 thousand and amounted to 36.2% of net assets.

(c)  Security purchased on a when-issued basis.

(d)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2020.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.01% of the Fund's net assets as of January 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Security is interest only.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, illiquid securities were 0.2% of the Fund's net assets.

(i)  All or a portion of this security is on loan.

(j)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)  Put Bond.

(l)  All or a portion of this security has been designated as collateral for futures contracts and/or when-issued securities

(m)  Amount represents less than 0.05% of net assets.

(n)  Rate represents the effective yield at January 31, 2020.

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

(o)  Rate disclosed is the daily yield on January 31, 2020.

(p)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this reports' date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

PIK — Payment in-kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2020

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2020

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancements may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	60	3/20/20	$7,771,089	$7,899,375	$128,286
30-Year U.S. Treasury Bond Future	80	3/20/20	12,727,706	13,082,500	354,794
					$483,080
	Total unrealized appreciation				$483,080
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$483,080

See notes to financial statements.

28

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Intermediate- Term Bond Fund
Assets:
Investments, at value (Cost $3,828,500)	$4,008,973	(a)
Cash and cash equivalents	1,832
Deposits with brokers for futures contracts	1,477
Receivables:
Interest and dividends	27,783
Capital shares issued	3,691
Investments sold	20,427
Variation margin on open futures contracts	71
From Adviser	89
Prepaid expenses	11
Total assets	4,064,354
Liabilities:
Payables:
Collateral received on loaned securities	6,632
Distributions payable	382
Investments purchased	50,546
Capital shares redeemed	3,199
Accrued expenses and other payables:
Investment advisory fees	1,013
Administration fees	419
Custodian fees	126
Transfer agent fees	229
Compliance fees	1
12b-1 fees	5
Other accrued expenses	179
Total liabilities	62,731
Net Assets:
Capital	3,792,947
Total distributable earnings/(loss)	208,676
Net assets	$4,001,623
Net Assets:
Fund Shares	$2,033,250
Institutional Shares	1,894,587
Adviser Shares	48,966
R6 Shares	24,820
Total	$4,001,623
Shares (unlimited number of shares authorized with no par value):
Fund Shares	185,496
Institutional Shares	172,813
Adviser Shares	4,472
R6 Shares	2,264
Total	365,045
Net asset value, offering and redemption price per share: (b)
Fund Shares	$10.96
Institutional Shares	10.96
Adviser Shares	10.95
R6 Shares	10.96

(a)  Includes $6,579 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

29

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Intermediate- Term Bond Fund
Investment Income:
Dividends	$2,080
Interest	75,717
Securities lending (net of fees)	80
Foreign tax withholding	(1)
Total Income	77,876
Expenses:
Investment advisory fees	5,920
Administration fees — Fund Shares	1,500
Administration fees — Institutional Shares	918
Administration fees — Adviser Shares	38
Administration fees — R6 Shares	3
Sub-Administration Fees	14
12b-1 fees — Adviser Shares	63
Custodian fees	139
Transfer agent fees — Fund Shares	1,036
Transfer agent fees — Institutional Shares	918
Transfer agent fees — Adviser Shares	26
Transfer agent fees — R6 Shares	1
Trustees' fees	22
Compliance fees	12
Legal and audit fees	58
State registration and filing fees	179
Interest expense on Interfund lending	9
Other expenses	48
Total Expenses	10,904
Expenses waived/reimbursed by Adviser	(155)
Net Expenses	10,749
Net Investment Income (Loss)	67,127
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	69,444
Net realized gains (losses) from futures contracts	2,982
Net change in unrealized appreciation/depreciation on investment securities	45,875
Net change in unrealized appreciation/depreciation on futures contracts	(903)
Net realized/unrealized gains (losses) on investments	117,398
Change in net assets resulting from operations	$184,525

See notes to financial statements.

30

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Intermediate- Term Bond Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$67,127	$140,180
Net realized gains (losses) from investments	72,426	9,486
Net change in unrealized appreciation (depreciation) on investments	44,972	150,446
Change in net assets resulting from operations	184,525	300,112
Distributions to Shareholders:
Fund Shares	(60,620)	(69,671)
Institutional Shares	(56,250)	(68,783)
Adviser Shares	(1,429)	(1,653)
R6 Shares	(268)	(205)
Change in net assets resulting from distributions to shareholders	(118,567)	(140,312)
Change in net assets resulting from capital transactions	131,117	(285,872)
Change in net assets	197,075	(126,072)
Net Assets:
Beginning of period	3,804,548	3,930,620
End of period	$4,001,623	$3,804,548
Capital Transactions:
Fund Shares
Proceeds from shares issued	$189,698	$341,437
Distributions reinvested	58,917	66,889
Cost of shares redeemed	(198,758)	(446,353)
Total Fund Shares	$49,857	$(38,027)
Institutional Shares
Proceeds from shares issued	$203,759	$482,475
Distributions reinvested	55,351	65,556
Cost of shares redeemed	(193,915)	(791,794)
Total Institutional Shares	$65,195	$(243,763)
Adviser Shares
Proceeds from shares issued	$2,595	$6,834
Distributions reinvested	1,417	1,624
Cost of shares redeemed	(6,783)	(12,828)
Total Adviser Shares	$(2,771)	$(4,370)
R6 Shares
Proceeds from shares issued	$19,149	$316
Distributions reinvested	19	— (a)
Cost of shares redeemed	(332)	(28)
Total R6 Shares	$18,836	$288
Change in net assets resulting from capital transactions	$131,117	$(285,872)

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

31

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Intermediate- Term Bond Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Share Transactions:
Fund Shares
Issued	17,436	32,829
Reinvested	5,436	6,420
Redeemed	(18,265)	(43,105)
Total Fund Shares	4,607	(3,856)
Institutional Shares
Issued	18,740	45,934
Reinvested	5,107	6,291
Redeemed	(17,817)	(75,621)
Total Institutional Shares	6,030	(23,396)
Adviser Shares
Issued	238	644
Reinvested	131	156
Redeemed	(623)	(1,242)
Total Adviser Shares	(254)	(442)
R6 Shares
Issued	1,782	31
Reinvested	2	— (a)
Redeemed	(31)	(3)
Total R6 Shares	1,753	28
Change in Shares	12,136	(27,666)

(a)  Represents less than 500 shares.

See notes to financial statements.

32

This page is intentionally left blank.

33

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Intermediate-Term Bond Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$10.78	0.19	(d)	0.32	0.51	(0.19)	(0.14)
Year Ended July 31, 2019	$10.33	0.38		0.46	0.84	(0.39)	—
Year Ended July 31, 2018	$10.70	0.37		(0.37)	—	(0.37)	—
Year Ended July 31, 2017	$10.71	0.38		(0.01)	0.37	(0.38)	—
Year Ended July 31, 2016	$10.58	0.42		0.14	0.56	(0.42)	(0.01)
Year Ended July 31, 2015	$10.96	0.43		(0.36)	0.07	(0.43)	(0.02)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$10.78	0.19	(d)	0.33	0.52	(0.20)	(0.14)
Year Ended July 31, 2019	$10.33	0.39		0.45	0.84	(0.39)	—
Year Ended July 31, 2018	$10.70	0.38		(0.37)	0.01	(0.38)	—
Year Ended July 31, 2017	$10.72	0.39		(0.02)	0.37	(0.39)	—
Year Ended July 31, 2016	$10.58	0.43		0.15	0.58	(0.43)	(0.01)
Year Ended July 31, 2015	$10.96	0.44		(0.36)	0.08	(0.44)	(0.02)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

34

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Intermediate-Term Bond Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.33)	$10.96	4.83%	0.59%	3.42%	0.59%	$2,033,250	37%
Year Ended July 31, 2019	(0.39)	$10.78	8.28%	0.64%	3.71%	0.64%	$1,949,989	35%
Year Ended July 31, 2018	(0.37)	$10.33	(0.03)%	0.63%	3.50%	0.63%	$1,907,941	15%
Year Ended July 31, 2017	(0.38)	$10.70	3.52%	0.63%	3.57%	0.63%	$1,949,102	13%
Year Ended July 31, 2016	(0.43)	$10.71	5.55%	0.62%	4.08%	0.62%	$1,812,716	18%
Year Ended July 31, 2015	(0.45)	$10.58	0.58%	0.68%	3.96%	0.68%	$2,079,610	13%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.34)	$10.96	4.86%	0.51%	3.50%	0.52%	$1,894,587	37%
Year Ended July 31, 2019	(0.39)	$10.78	8.35%	0.58%	3.77%	0.58%	$1,798,154	35%
Year Ended July 31, 2018	(0.38)	$10.33	0.04%	0.56%	3.57%	0.56%	$1,964,377	15%
Year Ended July 31, 2017	(0.39)	$10.70	3.51%	0.56%	3.64%	0.56%	$2,049,723	13%
Year Ended July 31, 2016	(0.44)	$10.72	5.72%	0.54%	4.13%	0.54%	$1,771,357	18%
Year Ended July 31, 2015	(0.46)	$10.58	0.68%	0.58%	4.07%	0.58%	$1,280,804	13%

(continues on next page)

See notes to financial statements.

35

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Intermediate-Term Bond Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	$10.77	0.17	(d)	0.33	0.50	(0.18)	(0.14)
Year Ended July 31, 2019	$10.32	0.35		0.45	0.80	(0.35)	—
Year Ended July 31, 2018	$10.69	0.34		(0.37)	(0.03)	(0.34)	—
Year Ended July 31, 2017	$10.70	0.35		(0.01)	0.34	(0.35)	—
Year Ended July 31, 2016	$10.58	0.40		0.13	0.53	(0.40)	(0.01)
Year Ended July 31, 2015	$10.95	0.41		(0.35)	0.06	(0.41)	(0.02)
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	$10.79	0.19	(d)	0.32	0.51	(0.20)	(0.14)
Year Ended July 31, 2019	$10.33	0.41		0.46	0.87	(0.41)	—
Year Ended July 31, 2018	$10.71	0.39		(0.38)	0.01	(0.39)	—
December 1, 2016 (f) through July 31, 2017	$10.38	0.26		0.33	0.59	(0.26)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Prior to December 1, 2014, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.95% of the Adviser Shares' average daily net assets.

(f)  Commencement of operations.

See notes to financial statements.

36

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Intermediate-Term Bond Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.32)	$10.95	4.68%	0.87%		3.14%	0.88%	$48,966	37%
Year Ended July 31, 2019	(0.35)	$10.77	7.97%	0.93%		3.42%	0.93%	$50,892	35%
Year Ended July 31, 2018	(0.34)	$10.32	(0.31)%	0.90%		3.22%	0.90%	$53,308	15%
Year Ended July 31, 2017	(0.35)	$10.69	3.28%	0.87%		3.44%	0.87%	$74,377	13%
Year Ended July 31, 2016	(0.41)	$10.70	5.19%	0.86%		3.85%	0.86%	$98,835	18%
Year Ended July 31, 2015	(0.43)	$10.58	0.46%	0.89	%(e)	3.74%	0.89%	$118,753	13%
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.34)	$10.96	4.83%	0.39%		3.56%	0.54%	$24,820	37%
Year Ended July 31, 2019	(0.41)	$10.79	8.66%	0.39%		3.96%	0.74%	$5,513	35%
Year Ended July 31, 2018	(0.39)	$10.33	0.12%	0.39%		3.74%	0.80%	$4,994	15%
December 1, 2016 (f) through July 31, 2017	(0.26)	$10.71	5.79%	0.39%		3.78%	1.07%	$5,158	13%

See notes to financial statements.

37

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Intermediate-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$265,958	$—	$265,958
Collateralized Mortgage Obligations	—	585,320	—	585,320
Preferred Stocks	19,467	30,713	500	50,680
Convertible Corporate Bonds	—	2,465	—	2,465
Senior Secured Loans	—	85,252	—	85,252
Corporate Bonds	—	1,902,466	—	1,902,466
Municipal Bonds	—	190,521	—	190,521
U.S. Government Agency Mortgages	—	344,496	—	344,496
U.S. Treasury Obligations	—	380,616	—	380,616
Commercial Paper	—	194,567	—	194,567
Collateral for Securities Loaned	6,632	—	—	6,632
Total	$26,099	$3,982,374	$500	$4,008,973
Other Financial Investments^:
Assets:
Futures Contracts	483	—	—	483
Total	$483	$—	$—	$483

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. With exchange-listed futures contracts, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at January 31, 2020, did not include master netting provisions.

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Interest Rate Risk Exposure:	$483

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six-months ended January 31, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure:	$2,982	$(903)

All open derivative positions at period end are reflected in the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current

41

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$6,579	$—	$6,632

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S Government Securities
$1,019,317	$1,334,317	$386,975	$41,175

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.9%
USAA Target Retirement 2020 Fund	0.0	%*
USAA Target Retirement 2030 Fund	0.0	%*
USAA Target Retirement 2040 Fund	0.0	%*
USAA Target Retirement 2050 Fund	0.0	%*
USAA Target Retirement 2060 Fund	0.0	%*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser") a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average daily net assets at annualized rates of 0.50% of the first $50 million of average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of average daily net assets over $100 million. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of each class within the Lipper Core Plus Bond Funds category.

44

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)	Annual Adjustment Rate (in basis points)(1)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(1)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.59%, 0.52%, 0.87%, and 0.39% for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$155

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

46

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

47

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

	Amount Borrower or Lender	Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA Intermediate-Term Bond Fund	Borrower	$—	$5,268	27	2.30%	$10,811

*For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute monthly any net investment income. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

48

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019, through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,048.30	$1,022.17	$3.04	$3.00	0.59%
Institutional Shares	1,000.00	1,048.60	1,022.57	2.63	2.59	0.51%
Adviser Shares	1,000.00	1,046.80	1,020.76	4.48	4.42	0.87%
R6 Shares	1,000.00	1,048.30	1,023.18	2.01	1.98	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

49

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800	) 235-8396

40049-0320

JANUARY 31, 2020

Semi Annual Report

USAA Money Market Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	22
Expense Examples	22
Proxy Voting	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Money Market Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Money Market Fund seeks the highest income consistent with preservation of capital and the maintenance of liquidity.

Portfolio Mix*:
1/31/20
(% of Net Assets)

*Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (9.1%)
Consumer Discretionary (0.1%):
Cattail Creek Country Club, Inc.(LOC-Manufacturers & Traders Trust Co.), 2.10%, 3/1/31 (a)	$3,270	$3,270
Consumer Staples (1.8%):
AARP, Inc.(LOC-Bank of America Corp.), 1.60%, 5/1/31 (a)	50,000	50,000
Altoona-Blair County Development Corp.(LOC-PNC Financial Services Group), 1.64%, 4/1/35, Callable 2/18/20 @ 100 (a) (b)	20,000	20,000
Harvest Time Tabernacle, Inc.(LOC-Federal Home Loan Bank of Dallas), 1.78%, 8/1/37 (a)	4,355	4,355
Labcon North America(LOC-BNP Paribas), 1.65%, 6/1/44 (a)	7,220	7,220
Tallahassee Orthopedic Center LC(LOC-Wells Fargo & Co.), 1.68%, 4/3/34 (a)	1,920	1,920
		83,495
Financials (6.9%):
ASC Admiral Way LLC(LOC-Federal Home Loan Bank of San Francisco), 1.62%, 8/1/56, Callable 2/18/20 @ 100 (a)	14,270	14,270
Bass Pro Rossford Development Co. LLC(LOC-Fifth Third Bank), 1.76%, 11/1/27 (a)	23,090	23,090
Carol Allen Family Liquidity Trust(LOC-Comerica Bank, N.A.), 1.62%, 3/1/48, Callable 3/9/20 @ 100 (a)	25,000	25,000
CEI Capital LLC(LOC-Fifth Third Bank), 1.76%, 3/1/33 (a)	8,490	8,490
Chad J Himmel Irrevocable Trust(LOC-Federal Home Loan Bank of Dallas), 1.62%, 7/1/48, Callable 3/9/20 @ 100 (a)	5,290	5,290
Columbus Hotel Investment One LLC(LOC-Federal Home Loan Bank of New York), 1.62%, 10/1/48, Callable 3/9/20 @ 100 (a)	6,535	6,535
David S Pearl II Irrevocable Trust(LOC-Federal Home Loan Bank of Dallas), 1.68%, 11/1/36, Callable 3/9/20 @ 100 (a)	2,670	2,670
Delos LLC(LOC-Wells Fargo & Co.), 1.76%, 3/1/37 (a)	9,510	9,510
Desert Vistas LP(LOC-Federal Home Loan Bank of San Francisco), 1.62%, 9/1/55 (a)	7,000	7,000
Elsinore Properties LP(LOC-Fifth Third Bank), 1.76%, 2/1/37 (a)	4,125	4,125
Fiore Capital LLC(LOC-Wells Fargo & Co.), 1.60%, 8/1/45 (a)	25,000	25,000
Foster/Schweihofer Real Estate Holding Co. LLC(LOC-Comerica Bank, N.A.), 1.67%, 9/20/33 (a)	4,975	4,975
Gerald J Rubin Special Trust No 1(LOC-Goldman Sachs Bank USA), 1.62%, 12/1/48, Callable 3/9/20 @ 100 (a)	14,215	14,215
Gillean Family Trust(LOC-Federal Home Loan Bank of Dallas), 1.62%, 12/1/39, (Put Date 12/11/19) (c)	6,140	6,140
Herman & Kittle Capital LLC(LOC-Federal Home Loan Bank of Cincinnati), 1.62%, 2/1/37 (a)	3,635	3,635
Housing Venture I LP(LOC-Federal Home Loan Bank of San Francisco), 1.62%, 12/1/55 (a)	9,345	9,345
JPMorgan Chase & Co., 4.95%, 3/25/20	10,000	10,031
Lamar Avenue Trust(LOC-Federal Home Loan Bank of Dallas), 1.62%, 12/1/37, Callable 3/9/20 @ 100 (a)	4,445	4,445
Lavonia O Frick Family Trust(LOC-Federal Home Loan Bank of Atlanta), 1.62%, 8/1/48, Callable 3/9/20 @ 100 (a)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust(LOC-Federal Home Loan Bank of Dallas), 1.62%, 6/1/48, Callable 3/9/20 @ 100 (a)	4,025	4,025

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Medilucent MOB I LP(LOC-PNC Financial Services Group), 1.64%, 8/1/30 (a)	$6,255	$6,255
NLS Irrevocable Trust(LOC-Bank of Oklahoma, N.A.), 1.64%, 12/1/39, Callable 3/9/20 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust(LOC-Bank of Oklahoma, N.A.), 1.64%, 11/1/39, Callable 3/9/20 @ 100 (a)	9,280	9,280
OSF Finance Co. LLC(LOC-PNC Financial Services Group), 1.64%, 12/1/37 (a)	21,565	21,565
Partisan Property, Inc.(LOC-Wells Fargo & Co.), 1.65%, 9/1/44 (a)	3,085	3,085
Pinnacle Properties Development Group LLC(LOC-Federal Home Loan Bank of Cincinnati), 1.62%, 6/15/41 (a)	11,159	11,159
Rathbone LLC(LOC-Comerica Bank, N.A.), 1.81%, 1/1/38 (a)	4,695	4,695
Stivers Realty LC(LOC-Federal Home Loan Bank of Dallas), 1.62%, 7/1/43, Callable 3/9/20 @ 100 (a)	6,930	6,930
Stobro Co. LP(LOC-Federal Home Loan Bank of Pittsburgh), 1.90%, 1/1/32 (a)	10,305	10,305
Sugar Creek Finance Co. LLC(LOC-Northern Trust Corp.), 1.64%, 6/1/42 (a)	17,755	17,755
The Debra B Kennedy Irrevocable Trust(LOC-Federal Home Loan Bank of Dallas), 1.62%, 5/1/48, Callable 3/9/20 @ 100 (a)	4,420	4,420
The Dennis Wesley Co., Inc.(LOC-Federal Home Loan Bank of Indianapolis) 1.62%, 6/15/34, Callable 3/9/20 @ 100 (a)	2,250	2,250
1.62%, 11/15/39, Callable 3/9/20 @ 100 (a)	10,125	10,125
The Jacob Rosenstein Irrevocable Life Insurance Trust(LOC-Bank of Oklahoma, N.A.), 1.64%, 8/1/37, Callable 3/9/20 @ 100 (a)	5,800	5,800
The Linda E Krejsek Life Insurance Trust(LOC-Federal Home Loan Bank of Dallas), 1.62%, 9/1/37 (a)	5,490	5,490
		324,165
Industrials (0.3%):
Opus Inspection, Inc.(LOC-Swedbank AB), 1.67%, 1/1/34, Callable 3/9/20 @ 100 (a)	15,000	15,000
Total Corporate Bonds (Cost $425,930)		425,930
Yankee Dollars (1.3%)
Financials (0.5%):
Westpac Banking Corp., 1.95%(FEDL01+35bps), 9/21/20 (d)	25,000	25,000
Materials (0.8%):
SSAB AB(LOC-Credit Agricole Corp. Inv. Bank), 1.62%, 5/1/34, Callable 3/9/20 @ 100 (a)	15,000	15,000
SSAB AB(LOC-Swedbank AB), 1.62%, 4/1/34 (a)	20,000	20,000
		35,000
Total Yankee Dollar (Cost $60,000)		60,000
Municipal Bonds (4.6%)
Arizona (0.6%):
Yavapai County IDA Revenue (LOC-Bank of Nova Scotia), 1.65%, 9/1/35, Continuously Callable @ 100 (a)	26,625	26,625
Arkansas (0.6%):
County of Union Revenue(LOC-Bank of America Corp.), Series R, 1.59%, 10/1/27, Callable 3/2/20 @ 100 (a)	29,000	29,000

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Colorado (0.2%):
Traer Creek Metropolitan District Revenue(LOC-BNP Paribas), 1.75%, 10/1/30, Continuously Callable @ 100 (a)	$8,976	$8,976
Connecticut (0.1%):
Connecticut State Development Authority Revenue(LOC-Toronto-Dominion Bank), 1.67%, 12/1/28, Continuously Callable @ 100 (a)	4,330	4,330
Illinois (0.1%):
Illinois Finance Authority Revenue(LOC-Federal Home Loan Bank of Chicago), 1.64%, 7/1/40, Continuously Callable @ 100 (a)	3,015	3,015
Indiana (0.3%):
City of Knox Revenue(LOC-SunTrust Bank), 1.61%, 2/1/46, Continuously Callable @ 100 (a)	11,300	11,300
City of Marion Revenue(LOC-Key Bank, N.A.), Series A, 1.78%, 2/1/35, Continuously Callable @ 100 (a)	4,400	4,400
		15,700
Lousiana (0.1%):
Parish of St. Charles Revenue(LOC-Federal Home Loan Bank of Atlanta), 1.63%, 9/1/24, Continuously Callable @ 100 (a)	2,975	2,975
Michigan (0.6%):
Michigan Finance Authority Revenue(LOC-Bank of America Corp.), 1.63%, 9/1/49, (Put Date 12/11/19) (c)	29,000	29,000
Mississippi (0.0%): (e)
Mississippi Business Finance Corp. Revenue(LOC-Federal Home Loan Bank of Dallas), Series R-1, 1.86%, 8/1/21, Continuously Callable @ 100 (a)	2,250	2,250
New York (1.8%):
New York State Housing Finance Agency Revenue(LOC-JPMorgan Chase & Co.), Series B, 1.57%, 11/1/48, Continuously Callable @ 100 (a)	25,450	25,450
New York State Housing Finance Agency Revenue(LOC-Landesbank Hessen-Thuringen) 1.60%, 5/1/42, Continuously Callable @ 100 (a)	20,000	20,000
Series B, 1.67%, 11/1/44 (a)	28,400	28,400
Saratoga County Industrial Development Agency Revenue(LOC-JPMorgan Chase & Co.), 1.81%, 11/1/21, Continuously Callable @ 100 (a)	13,755	13,755
		87,605
Pennsylvania (0.2%):
Allegheny County IDA Revenue(LOC-PNC Financial Services Group), 1.64%, 11/1/27, Callable 3/2/20 @ 100 (a)	4,736	4,736
Pennsylvania Economic Development Financing Authority Revenue(LOC-PNC Financial Services Group), 1.64%, 4/1/35 (a)	3,245	3,245
		7,981
Total Municipal Bonds (Cost $217,457)		217,457

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (34.9%)
Bank of Montreal 1.84%, 4/27/20 (LIBOR01M+18bps) (d)	$50,000	$50,000
1.91%, 7/13/20 (FED01+31bps) (d)	40,000	40,000
1.84%, 8/3/20 (SOFR+26bps) (d)	40,000	40,000
1.95%, 8/3/20 (FEDL01+35bps) (d)	40,000	40,000
Bank of Nova Scotia 1.86%, 4/17/20 (FEDL01+26bps) (d)	50,000	50,000
1.88%, 4/29/20 (FEDL01+28bps) (d)	50,000	50,000
1.90%, 5/1/20 (FEDL01+30bps) (d)	50,000	50,000
2.05%, 10/23/20 (FEDL01+45bps) (d)	25,000	25,000
Canadian Imperial Bank of Commerce 1.86%, 5/18/20 (FEDL01+26bps) (d)	30,000	30,000
1.89%, 7/17/20 (FEDL01+29bps) (d)	30,000	30,000
1.93%, 8/20/20 (FEDL01+33bps) (d)	30,000	30,000
1.96%, 9/1/20 (FEDL01+36bps) (d)	40,000	40,000
2.00%, 10/9/20 (FEDL01+40bps) (d)	30,000	30,000
Credit Agricole Corporate and Investment Bank 1.90%, 5/29/20 (LIBOR01M+25bps) (d)	30,000	30,000
2.04%, 7/6/20 (FEDL01+44bps) (d)	40,000	40,000
Credit Industriel ET Commercial 1.85%, 2/19/20 (FEDL01+25bps) (d)	25,000	25,000
2.00%, 7/17/20 (FEDL01+40bps) (d)	40,000	40,000
Credit Suisse AG 1.80%, 2/14/20 (SOFR+22bps) (d)	25,000	25,000
1.92%, 2/18/20 (FEDL01+32bps) (d)	40,000	40,000
1.80%, 4/27/20 (SOFR+22bps) (d)	40,000	40,000
1.98%, 7/22/20 (SOFR+40bps) (d)	25,000	25,000
2.05%, 12/3/20 (FEDL01+45bps) (d)	25,000	25,000
Natixis SA, 1.98%(LIBOR01M+29bps), 6/8/20 (d)	30,000	30,000
Royal Bank of Canada 1.78%, 4/14/20 (SOFR+20bps) (d)	40,000	40,000
1.92%, 6/1/20 (FEDL01+32bps) (d)	40,000	40,000
1.87%, 7/16/20 (SOFR+29bps) (d)	40,000	40,000
1.95%, 7/24/20 (FEDL01+35bps) (d)	40,000	40,000
2.01%, 10/19/20 (FEDL01+41bps) (d)	40,000	40,000
Skandinav Enskilda Banken AB, 1.92%, 4/23/20	40,000	40,000
Societe Generale 1.90%, 2/14/20 (LIBOR01M+22bps) (d)	40,000	40,000
1.95%, 3/4/20 (LIBOR01M+31bps) (d)	40,000	40,000
2.00%, 5/14/20 (LIBOR01M+32bps) (d)	40,000	40,000
2.04%, 8/17/20 (FEDL01+44bps) (d)	40,000	40,000
2.09%, 9/8/20 (FEDL01+49bps) (d)	40,000	40,000
Toronto Dominion Bank 1.90%, 2/27/20 (FEDL01+30bps) (d)	25,000	25,000
1.90%, 7/15/20 (FEDL01+30bps) (d)	30,000	30,000
1.95%, 8/3/20 (FEDL01+35bps) (d)	50,000	50,000
1.95%, 8/7/20 (FEDL01+35bps) (d)	40,000	40,000
Toronto-Dominion Bank, 2.00%(SOFR+42bps), 9/30/20 (d)	25,000	25,000
See notes to financial statements.

6

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Bank NA 1.90%, 3/3/20 (FEDL01+30bps) (d)	$25,000	$25,000
1.84%, 4/24/20 (LIBOR01M+18bps) (d)	25,000	25,000
1.90%, 5/15/20 (FEDL01+30bps) (d)	40,000	40,000
1.94%, 8/14/20 (FEDL01+34bps) (d)	40,000	40,000
Westpac Banking Corp. 2.00%, 10/26/20 (FEDL01+40bps) (d)	40,000	40,000
2.00%, 11/2/20 (FEDL01+40bps) (d)	40,000	40,000
Total Certificates of Deposit (Cost $1,645,000)		1,645,000
Commercial Paper (44.3%)
AutoZone, Inc., 1.45%, 2/7/20 (f)	50,000	49,986
Barclays Bank PLC 1.76%, 4/23/20 (b) (f)	50,000	49,798
1.79%, 5/5/20 (b) (f)	50,000	49,765
1.73%, 5/11/20 (b) (f)	50,000	49,758
Barton Capital Corp. 1.70%, 4/2/20 (b) (f)	45,300	45,168
1.75%, 4/14/20 (b) (f)	50,000	49,821
Bayerische Landesbk Giro, 1.67%, 5/11/20 (b) (f)	32,000	31,851
Coca-Cola Co. 1.83%, 2/21/20 (b) (f)	25,000	24,973
1.76%, 3/17/20 (b) (f)	22,250	22,200
Commonwealth Edison Co., 1.11%, 2/3/20 (b) (f)	100,000	99,992
Crown Point Capital Co., 1.36%, 2/3/20 (b) (f)	40,000	39,995
Dairy Farmers of America, Inc., 1.12%, 2/3/20 (b) (f)	150,000	149,987
Duke Energy Corp. 1.29%, 2/3/20 (b) (f)	25,000	24,997
1.73%, 4/3/20 (b) (f)	25,000	24,925
1.73%, 4/7/20 (b) (f)	25,000	24,920
DUPont EI DE Nemours Co. 1.85%, 3/6/20 (b) (f)	30,000	29,946
1.75%, 4/15/20 (b) (f)	30,000	29,891
1.75%, 4/17/20 (b) (f)	30,000	29,888
Evergy Metro, Inc. 1.19%, 2/3/20 (b) (f)	25,000	24,998
1.36%, 2/4/20 (b) (f)	50,000	49,992
1.44%, 2/5/20 (b) (f)	30,000	29,994
Glencore Funding LLC 1.88%, 2/13/20 (b) (f)	25,000	24,983
1.77%, 2/20/20 (b) (f)	25,000	24,975
Gotham Funding Corp., 1.66%, 4/1/20 (f)	42,700	42,580
Great Bridge Capital Co. LLC 1.97%, 2/26/20 (b) (f)	50,000	49,929
2.00%, 3/11/20 (b) (f)	50,000	49,889
1.89%, 4/28/20 (b) (f)	50,000	49,770
1.77%, 5/12/20 (b) (f)	50,000	49,750
Hannover Funding Co. LLC 1.19%, 2/3/20 (b) (f)	130,000	129,987
1.91%, 3/16/20 (b) (f)	25,000	24,940

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hyundai Capital America 1.11%, 2/3/20 (b) (f)	$60,000	$59,994
1.88%, 2/14/20 (b) (f)	25,000	24,982
Lloyds Bank PLC, 1.96%(LIBOR01M+30bps), 4/20/20 (d)	40,000	40,000
LMA Americas LLC 1.90%, 2/20/20 (b) (f)	25,000	24,974
1.95%, 3/3/20 (b) (f)	25,000	24,957
1.79%, 5/5/20 (b) (f)	50,000	49,764
Lyondellbasell Industries N.V., 1.60%, 2/6/20 (b) (f)	25,000	24,993
Motiva Enterprises LLC 1.34%, 2/4/20 (b) (f)	25,000	24,996
1.85%, 3/9/20 (b) (f)	25,000	24,951
Nissan Motor Acceptance Corp. 2.11%, 2/28/20 (b) (f)	20,000	19,967
1.96%, 3/20/20 (b) (f)	25,000	24,933
1.89%, 5/12/20 (b) (f)	30,000	29,841
Nutrien Ltd. 1.80%, 2/10/20 (b) (f)	26,000	25,987
1.61%, 2/19/20 (b) (f)	50,000	49,958
Ridgefield Funding Co. LLC, 1.98%, 3/12/20 (b) (f)	40,000	39,910
Sheffield Receivables Corp. 1.86%, 2/12/20 (b) (f)	25,000	24,984
1.82%, 3/9/20 (b) (f)	50,000	49,904
1.96%, 3/16/20 (b) (f)	50,000	49,878
1.78%, 4/2/20 (b) (f)	50,000	49,848
Victory Receivables Corp., 1.77%, 3/18/20 (b) (f)	40,000	39,908
Total Commercial Paper (Cost $2,084,377)		2,083,901
Repurchase Agreements (5.7%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 1.57%, 2/3/20, Purchased on 1/31/20, with maturity value of $270,035, collateralized by U.S. Treasury Notes, 2.75%, 2/12/28, fair value $275,404	270,000,000	270,000
Total Repurchase Agreements (Cost $270,000)		270,000
Total Investments (Cost $4,702,764) — 99.9%		4,702,764
Other assets in excess of liabilities — 0.1%		2,525
NET ASSETS — 100.00%		$4,705,289

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $2,103,901 thousand and amounted to 44.7% of net assets.

(c)  Put Bond.

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

(d)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2020.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate represents the effective yield at January 31, 2020.

bps — Basis points

FEDL01 — Effective Federal Fund Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancements may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Money Market Fund
Assets:
Investments, at value (Cost $4,702,764)	$4,702,764
Cash and cash equivalents	1,157
Receivables:
Interest and dividends	4,173
Capital shares issued	3
Prepaid expenses	19
Total assets	4,708,116
Liabilities:
Payables:
Distributions	87
Accrued expenses and other payables:
Investment advisory fees	973
Administration fees	398
Transfer agent fees	962
Custodian fees	17
Compliance fees	1
Other accrued expenses	389
Total liabilities	2,827
Net Assets:
Capital	4,705,226
Total distributable earnings	63
Net assets	$4,705,289
Net Assets:
Fund Shares	$4,705,289
Total	$4,705,289
Shares (unlimited number of shares authorized with no par value):
Fund Shares	4,705,748
Total	4,705,748
Net asset value, offering and redemption price per share: (a)
Fund Shares	$1.00

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Money Market Fund
Investment Income:
Interest	$51,488
Total Income	51,488
Expenses:
Investment advisory fees	5,753
Administration fees	2,397
Sub-Administration fees	15
Custodian fees	182
Transfer agent fees	5,996
Trustees' fees	22
Compliance fees	15
Legal and audit fees	41
State registration and filing fees	38
Other expenses	377
Total Expenses	14,836
Expenses waived/reimbursed by Adviser	(6)
Net Expenses	14,830
Net Investment Income	36,658
Realized/Unrealized Gains from Investments:
Net realized gains from investment securities	65
Net realized/unrealized gains on investments	65
Change in net assets resulting from operations	$36,723

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Money Market Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income	$36,658	$94,412
Net realized gains from investments	65	6
Change in net assets resulting from operations	36,723	94,418
Distributions to Shareholders:	(36,658)	(94,412)
Change in net assets resulting from distributions to shareholders	(36,658)	(94,412)
Change in net assets resulting from capital transactions	(173,419)	255,027
Change in net assets	(173,354)	255,033
Net Assets:
Beginning of period	4,878,643	4,623,610
End of period	$4,705,289	$4,878,643
Capital Transactions:
Proceeds from shares issued	$2,670,649	$6,144,694
Distributions reinvested	36,437	93,847
Cost of shares redeemed	(2,880,505)	(5,983,514)
Total Fund Shares	$(173,419)	$255,027
Change in net assets resulting from capital transactions	$(173,419)	$255,027
Share Transactions:
Issued	2,670,649	6,144,694
Reinvested	36,437	93,847
Redeemed	(2,880,505)	(5,983,514)
Total Fund Shares	(173,419)	255,027
Change in Shares	(173,419)	255,027

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains		Total from Investment Activities		Net Investment Income		Realized Capital Gains
USAA Money Market Fund
Six-Months Ended January 31, 2020 (unaudited)	$1.00	0.01	(c)	—	(d)	0.01		(0.01)		—
Year Ended July 31, 2019	$1.00	0.02		—	(d)	0.02		(0.02)		—
Year Ended July 31, 2018	$1.00	0.01		—	(d)	0.01		(0.01)		—
Year Ended July 31, 2017	$1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended July 31, 2016	$1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended July 31, 2015	$1.00	—	(d)	—	(d)	—	(d)	—	(d)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income has been calculated using the average daily shares method.

(d)  Represents less than $0.005.

(e)  USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

(f)  Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets					Supplemental Data
	Total Distributions		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income(b)	Gross Expenses(b)		Net Assets, End of Period (000's)
USAA Money Market Fund
Six-Months Ended January 31, 2020 (unaudited)	(0.01)		$1.00	0.77%		0.62%		1.53%	0.62%		$4,705,289
Year Ended July 31, 2019	(0.02)		$1.00	1.97%		0.62%		1.95%	0.62%		$4,878,643
Year Ended July 31, 2018	(0.01)		$1.00	1.13%		0.62%		1.12%	0.62%		$4,623,610
Year Ended July 31, 2017	—	(d)	$1.00	0.31	%(e)	0.63	%(e)(f)	0.29%	0.63	%(f)	$4,513,270
Year Ended July 31, 2016	—	(d)	$1.00	0.01	%(e)	0.41	%(e)(f)	0.01%	0.67	%(f)	$5,606,434
Year Ended July 31, 2015	—	(d)	$1.00	0.01	%(e)	0.24	%(e)(f)	0.01%	0.65	%(f)	$5,289,252

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At January 31, 2020, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.10% of average daily net assets of the Fund. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. Transfer agent's fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit.

The expense limit (excluding voluntary waivers) is 0.62% for the Fund. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$6

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Effective March 23, 2020 the Adviser agreed to further reimburse fees in excess of the Fund's expense limit agreement of 0.62% dated July 1, 2019. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund's yield will vary. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund's ability to maintain a stable net asset value ("NAV").

Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

The Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund's weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate also would delay your ability to redeem your investments in the Fund.

6. Borrowing:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute monthly any net investment income. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

21

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,007.70	$1,022.02	$3.13	$3.15	0.62%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800	) 235-8396

23428-0320

JANUARY 31, 2020

Semi Annual Report

USAA Science & Technology Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

JANUARY 31, 2020

Semi Annual Report

USAA Science & Technology Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Expense Examples	25
Proxy Voting and Portfolio Holdings Information	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Science & Technology Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Science & Technology Fund seeks long-term capital appreciation.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Microsoft Corp.	5.2%
RingCentral, Inc. Class A	3.4%
Amazon.com, Inc.	3.0%
Visa, Inc. Class A	2.9%
Facebook, Inc. Class A	2.8%
Global Payments, Inc.	2.6%
ServiceNow, Inc.	2.3%
Wix.com Ltd.	1.8%
Bluebird Bio, Inc.	1.7%
Marvell Technology Group Ltd.	1.7%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Science & Technology Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*:

1/31/20

(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (7.4%):
Alphabet, Inc. Class A (a)	12,744	$18,259
Boingo Wireless, Inc. (a)	1,199,233	13,479
Electronic Arts, Inc. (a)	27,049	2,919
Facebook, Inc. Class A (a)	208,286	42,055
Match Group, Inc. (a) (b)	173,958	13,607
Nexon Co. Ltd. (a)	218,000	2,952
Take-Two Interactive Software, Inc. (a)	84,700	10,557
Tencent Holdings Ltd.	126,002	6,009
		109,837
Communications Equipment (2.2%):
Lumentum Holdings, Inc. (a)	263,309	19,951
Viavi Solutions, Inc. (a)	847,900	11,955
		31,906
Consumer Discretionary (4.7%):
Alibaba Group Holding Ltd., ADR (a)	37,867	7,823
Amazon.com, Inc. (a)	22,271	44,736
Arco Platform Ltd., Class A (a)	212,100	11,004
Mercadolibre, Inc. (a)	3,541	2,348
Trip.com Group Ltd., ADR (a)	61,899	1,989
		67,900
Electronic Equipment, Instruments & Components (2.6%):
Airgain, Inc. (a)	24,102	228
Fabrinet (a)	225,631	14,224
Flex Ltd. (a)	466,792	6,138
Keysight Technologies, Inc. (a)	95,507	8,881
Rogers Corp. (a)	72,102	8,490
		37,961
Financials (0.5%):
LendingTree, Inc. (a)	25,900	8,060
Health Care (24.9%):
10X Genomics, Inc. Class A (a) (b)	106,822	9,762
89bio, Inc. (a) (b)	3,300	88
Abbott Laboratories	19,487	1,698
Acadia Healthcare Co., Inc. (a)	8,521	274
Adaptive Biotechnologies Corp. (a)	99,228	2,968
Adverum Biotechnologies, Inc. (a)	541,602	5,346
Aimmune Therapeutics, Inc. (a) (b)	343,606	10,669
Albireo Pharma, Inc. (a)	97,030	2,203
Alkermes PLC (a)	19,360	337
Allakos, Inc. (a) (b)	55,049	3,975
Alnylam Pharmaceuticals, Inc. (a)	2,985	343
Amedisys, Inc. (a)	1,113	196
Amicus Therapeutics, Inc. (a)	333,671	2,950
Amneal Pharmaceuticals, Inc. (a)	13,699	62

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Anthem, Inc.	3,525	$935
Apellis Pharmaceuticals, Inc. (a) (b)	442,108	18,175
Arena Pharmaceuticals, Inc. (a)	85,022	3,885
Argenx SE, ADR (a)	565	82
Ascendis Pharma A/S, ADR (a)	55,652	7,519
Assembly Biosciences, Inc. (a)	400,691	7,036
AstraZeneca PLC, ADR	21,568	1,050
Atreca, Inc. Class A (a)	206,700	3,799
AtriCure, Inc. (a)	5,169	201
Autolus Therapeutics PLC, ADR (a) (b)	237,177	2,329
Avrobio, Inc. (a)	271,248	5,894
Baxter International, Inc.	8,556	763
Becton Dickinson & Co.	1,326	365
BeiGene Ltd., ADR (a)	26,646	4,060
Biogen, Inc. (a)	1,430	384
Bio-Techne Corp.	926	194
Black Diamond Therapeutics, Inc. (a)	1,100	41
Bluebird Bio, Inc. (a)	319,908	25,494
Blueprint Medicines Corp. (a)	82,166	5,213
Boston Scientific Corp. (a)	27,325	1,144
Botanix Pharmaceuticals Ltd. (a) (b)	17,749,559	1,027
Bristol-Myers Squibb Co.	203,230	12,793
Celyad SA, ADR (a) (b)	215,478	2,327
Centene Corp. (a)	7,617	478
Centogene NV (a)	237,190	2,315
Chugai Pharmaceutical Co. Ltd.	2,730	280
Coherus Biosciences, Inc. (a)	7,183	130
Constellation Pharmaceuticals, Inc. (a)	5,362	177
Contra Clementia Pharmaceuticals (c) (d)	14,251	15
Crinetics Pharmaceuticals, Inc. (a) (b)	122,922	2,640
Cryoport, Inc. (a) (b)	575,183	10,302
CytomX Therapeutics, Inc. Class A (a)	538,711	3,997
Daiichi Sankyo Co. Ltd.	5,250	355
Danaher Corp.	6,505	1,046
Editas Medicine, Inc. (a)	118,479	3,131
Edwards Lifesciences Corp. (a)	2,529	556
Eidos Therapeutics, Inc. (a) (b)	108,798	5,797
Eisai Co. Ltd.	6,115	460
Elanco Animal Health, Inc. (a)	7,530	233
Eli Lilly & Co.	10,165	1,419
Encompass Health Corp.	3,695	285
Epizyme, Inc. (a)	305,770	6,400
Equillium, Inc. (a)	472,383	2,159
Evelo Biosciences, Inc. Class B (a) (b)	29,954	176
Exact Sciences Corp. (a)	90,484	8,440
Exagen, Inc. (a) (b)	303,892	6,276
Fate Therapeutics, Inc. (a)	806,831	20,462
Forty Seven, Inc. (a)	16,486	608
G1 Therapeutics, Inc. (a)	9,701	188
Galapagos NV (a)	992	222

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Genmab A/S (a)	1,551	$357
Genus PLC	4,311	175
Global Blood Therapeutics, Inc. (a)	5,635	368
Glycomimetics, Inc. (a)	11,378	49
Gossamer Bio, Inc. (a)	146,973	1,952
Gritstone Oncology, Inc. (a) (b)	90,674	803
GW Pharmaceuticals PLC, ADR (a) (b)	69,337	8,011
HCA Healthcare, Inc.	5,287	734
Heron Therapeutics, Inc. (a)	5,793	121
Hikma Pharmaceuticals PLC	1,427	34
Hill-Rom Holdings, Inc.	1,593	170
HMS Holdings Corp. (a)	8,843	242
Homology Medicines, Inc. (a)	224,491	3,513
Humana, Inc.	1,744	586
Hutchison China Meditech, Ltd., ADR (a)	2,829	69
ICON PLC (a)	2,221	375
Illumina, Inc. (a)	28,271	8,201
ImmunoGen, Inc. (a)	26,500	125
Incyte Pharmaceuticals, Inc. (a)	2,905	212
Invitae Corp. (a) (b)	218,382	4,073
Iovance Biotherapeutics, Inc. (a)	306,490	6,663
Ironwood Pharmaceuticals, Inc. (a)	22,768	275
Kaleido Biosciences, Inc. (a) (b)	41,784	359
KalVista Pharmaceuticals, Inc. (a)	163,383	2,500
Kezar Life Sciences, Inc. (a)	786,964	2,416
Kodiak Sciences, Inc. (a)	2,744	168
Kura Oncology, Inc. (a)	538,541	6,322
Laboratorios Farmaceuticos Rovi SA	3,444	95
MacroGenics, Inc. (a)	213,500	1,975
Madrigal Pharmaceuticals, Inc. (a)	2,430	202
Matinas BioPharma Holdings, Inc. (a) (b)	2,609,330	3,523
Mediwound, Ltd. (a)	19,677	59
Medtronic PLC	13,876	1,602
Mirati Therapeutics, Inc. (a)	60,062	5,215
Molina Healthcare, Inc. (a)	1,190	146
Momenta Pharmaceuticals, Inc. (a)	16,623	482
Mylan NV (a)	16,364	351
MyoKardia, Inc. (a)	57,578	3,917
Myovant Sciences Ltd. (a)	374,722	4,759
NeoGenomics, Inc. (a)	193,372	6,232
Neurocrine Biosciences, Inc. (a)	25,213	2,523
NMC Health PLC	1,817	31
Notre Dame Intermedica Participacoes SA	13,600	223
Novartis AG	2,671	252
NuVasive, Inc. (a)	5,269	406
Odonate Therapeutics, Inc. (a)	7,233	211
ONO Pharmaceutical Co. Ltd.	8,130	187
Pfizer, Inc.	53,880	2,006
Pharmaron Beijing Co., Ltd. Class H (a) (e)	25,187	162
PhaseBio Pharmaceuticals, Inc. (a) (b)	10,474	52

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Portola Pharmaceuticals, Inc. (a) (b)	15,989	$204
PRA Health Sciences, Inc. (a)	3,760	381
Precision BioSciences, Inc. (a)	373,374	3,021
Qiagen NV (a)	8,500	284
Quotient Ltd. (a)	486,600	3,628
R1 RCM, Inc. (a)	11,684	146
Radius Health, Inc. (a)	3,888	68
Replimune Group, Inc. (a)	215,914	3,433
Revance Therapeutics, Inc. (a)	7,739	173
Rigel Pharmaceuticals, Inc. (a)	36,826	83
Sage Therapeutics, Inc. (a)	85,339	5,656
Satsuma Pharmaceuticals, Inc. (a)	3,478	86
Scholar Rock Holding Corp. (a)	159,523	1,961
Seattle Genetics, Inc. (a)	5,675	615
Shockwave Medical, Inc. (a)	4,978	216
Smith & Nephew PLC	24,274	584
SpringWorks Therapeutics, Inc. (a)	98,209	3,092
Stoke Therapeutics, Inc. (a)	123,508	3,453
Syndax Pharmaceuticals, Inc. (a)	13,167	124
Takeda Pharmaceutical Co. Ltd.	2,365	91
Tecan Group AG	713	202
Teladoc Health, Inc. (a)	990	101
Teva Pharmaceutical Industries Ltd., ADR (a)	9,773	101
Theravance BioPharma, Inc. (a)	5,183	145
Thermo Fisher Scientific, Inc.	4,241	1,328
Tricida, Inc. (a)	6,972	246
Turning Point Therapeutics, Inc. (a)	71,667	4,192
Twist Bioscience Corp. (a)	217,355	5,399
UCB SA	3,322	306
UnitedHealth Group, Inc.	4,048	1,103
UroGen Pharma Ltd. (a) (b)	5,026	148
Veeva Systems, Inc. Class A (a)	74,400	10,907
Venus MedTech Hangzhou, Inc. Class H (a) (e)	5,000	26
Vertex Pharmaceuticals, Inc. (a)	3,921	890
Wave Life Sciences, Ltd. (a) (b)	5,895	42
Wuxi Apptec Co., Ltd. (e)	13,760	166
Zai Lab Ltd., ADR (a)	5,841	298
Zealand Pharma A/S, ADR (a) (b) (d)	1,761	67
Zimmer Biomet Holdings, Inc.	2,519	373
Zymeworks, Inc. (a)	172,503	7,528
		368,479
Industrials (0.9%):
Equifax, Inc.	30,145	4,519
L3Harris Technologies, Inc.	16,287	3,605
TransUnion	34,164	3,133
Uber Technologies, Inc. (a)	68,615	2,490
		13,747

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IT Services (13.3%):
Euronet Worldwide, Inc. (a)	94,634	$14,918
FleetCor Technologies, Inc. (a)	31,825	10,032
Genpact Ltd.	167,528	7,416
Global Payments, Inc.	194,110	37,939
GoDaddy, Inc. Class A (a)	208,676	14,025
PayPal Holdings, Inc. (a)	89,700	10,216
Twilio, Inc. Class A (a) (b)	168,400	20,939
VeriSign, Inc. (a)	12,317	2,564
Visa, Inc. Class A	217,096	43,195
WEX, Inc. (a)	40,197	8,720
Wix.com Ltd. (a)	183,319	26,157
		196,121
Semiconductors & Semiconductor Equipment (17.0%):
Advanced Micro Devices, Inc. (a)	269,304	12,657
BE Semiconductor Industries NV	89,585	3,793
Cohu, Inc.	893,900	19,997
FormFactor, Inc. (a)	130,105	3,293
Globalwafers Co. Ltd.	105,000	1,354
Inphi Corp. (a)	71,028	5,395
KLA Corp.	124,352	20,610
Lam Research Corp.	65,911	19,655
Lattice Semiconductor Corp. (a)	974,055	18,117
MACOM Technology Solutions Holdings, Inc. (a)	697,501	19,823
Marvell Technology Group Ltd.	1,039,677	24,994
Micron Technology, Inc. (a)	164,872	8,753
MKS Instruments, Inc.	143,900	15,084
Monolithic Power Systems, Inc.	78,700	13,471
NVIDIA Corp.	57,880	13,685
Renesas Electronics Corp. (a)	1,191,200	7,495
Semtech Corp. (a)	81,755	3,940
SK Hynix, Inc.	49,139	3,739
Skyworks Solutions, Inc.	149,793	16,949
STMicroelectronics NV, NYS (b)	283,993	7,908
Tokyo Electron Ltd.	20,000	4,399
Ultra Clean Holdings, Inc. (a)	267,598	6,157
		251,268
Software (24.3%):
Adobe, Inc. (a)	17,097	6,003
Anaplan, Inc. (a)	91,581	5,274
Avaya Holdings Corp. (a)	252,521	3,225
Cornerstone OnDemand, Inc. (a)	301,110	17,705
Coupa Software, Inc. (a)	98,426	15,861
DocuSign, Inc. Class A (a)	202,694	15,914
Domo, Inc. (a)	418,686	10,141
Dropbox, Inc. (a)	580,776	9,885
Fair Isaac Corp. (a)	30,500	12,273
Guidewire Software, Inc. (a)	60,352	6,790
Microsoft Corp.	453,817	77,253

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a)	61,433	$19,546
Proofpoint, Inc. (a)	114,200	14,025
RingCentral, Inc. Class A (a)	241,314	49,610
Salesforce.com, Inc. (a)	82,672	15,072
ServiceNow, Inc. (a)	98,623	33,357
Slack Technologies, Inc. Class A (a) (b)	139,937	2,901
Splunk, Inc. (a)	48,566	7,540
SVMK Inc. (a)	149,681	2,642
Varonis Systems, Inc. (a)	156,984	13,133
Workday, Inc. Class A (a)	57,717	10,656
Zendesk, Inc. (a)	138,685	11,982
		360,788
Technology Hardware, Storage & Peripherals (0.6%):
Pure Storage, Inc. (a)	97,851	1,742
Western Digital Corp.	101,090	6,621
		8,363
Total Common Stocks (Cost $1,123,773)		1,454,430
Collateral for Securities Loaned^ (3.9%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (f)	58,192,874	58,193
Total Collateral for Securities Loaned (Cost $58,193)		58,193
Total Investments (Cost $1,181,966) — 102.3%		1,512,623
Liabilities in excess of other assets — (2.3)%		(34,075)
NET ASSETS — 100.00%		$1,478,548

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of January 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, illiquid securities were 0.01% of the Fund's net assets.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $354 thousand and amounted to 0.02% of net assets.

(f)  Rate disclosed is the daily yield on January 31, 2020.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Science & Technology Fund
Assets:
Investments, at value (Cost $1,181,966)	$1,512,623	(a)
Cash and cash equivalents	27,249
Foreign currency, at value (Cost $687)	687
Receivables:
Interest and dividends	239
Capital shares issued	709
Investments sold	13,307
Reclaims	20
From Adviser	1
Prepaid expenses	4
Total Assets	1,554,839
Liabilities:
Payables:
Collateral received on loaned securities	58,193
Investments purchased	15,408
Capital shares redeemed	1,267
Accrued expenses and other payables:
Investment advisory fees	960
Administration fees	192
Custodian fees	55
Compliance fees	—	(b)
Transfer agent fees	107
12b-1 fees	11
Other accrued expenses	98
Total Liabilities	76,291
Net Assets:
Capital	1,128,865
Total distributable earnings/(loss)	349,683
Net Assets	$1,478,548
Net Assets:
Fund Shares	$1,385,967
Adviser Shares	92,581
Total	$1,478,548
Shares (unlimited number of shares authorized with no par value):
Fund Shares	57,903
Adviser Shares	4,033
Total	61,936
Net asset value, offering and redemption price per share: (c)
Fund Shares	$23.94
Adviser Shares	22.96

(a)  Includes $54,626 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Science & Technology Fund
Investment Income:
Dividends	$2,001
Interest	225
Securities lending (net of fees)	375
Foreign tax withholding	(15)
Total Income	2,586
Expenses:
Investment advisory fees	5,380
Administration fees — Fund Shares	1,002
Administration fees — Adviser Shares	74
Sub-Administration fees	19
12b-1 fees — Adviser Shares	120
Custodian fees	39
Transfer agent fees — Fund Shares	722
Transfer agent fees — Adviser Shares	63
Trustees' fees	21
Compliance fees	4
Legal and audit fees	100
State registration and filing fees	34
Interest expense on interfund lending	— (a)
Other expenses	78
Total Expenses	7,656
Expenses waived/reimbursed by Adviser	(1)
Net Expenses	7,655
Net Investment Income (Loss)	(5,069)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	37,273
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	79,964
Net realized/unrealized gains (losses) on investments	117,237
Change in net assets resulting from operations	$112,168

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Science & Technology Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$(5,069)	$(5,689)
Net realized gains (losses) from investments	37,273	369,112
Net change in unrealized appreciation/depreciation on investments	79,964	(199,041)
Change in net assets resulting from operations	112,168	164,382
Distributions to Shareholders:
Fund Shares	(301,847)	(162,096)
Adviser Shares	(22,501)	(13,848)
Change in net assets resulting from distributions to shareholders	(324,348)	(175,944)
Change in net assets resulting from capital transactions	201,999	56,982
Change in net assets	(10,181)	45,420
Net Assets:
Beginning of period	1,488,729	1,443,309
End of period	$1,478,548	$1,488,729
Capital Transactions:
Fund Shares
Proceeds from shares issued	$52,339	$123,560
Distributions reinvested	296,794	159,454
Cost of shares redeemed	(149,945)	(218,810)
Total Fund Shares	$199,188	$64,204
Adviser Shares
Proceeds from shares issued	$3,527	$10,908
Distributions reinvested	21,872	13,485
Cost of shares redeemed	(22,588)	(31,615)
Total Adviser Shares	$2,811	$(7,222)
Change in net assets resulting from capital transactions	$201,999	$56,982
Share Transactions:
Fund Shares
Issued	2,013	4,641
Reinvested	12,870	6,997
Redeemed	(5,721)	(8,391)
Total Fund Shares	9,162	3,247
Adviser Shares
Issued	142	425
Reinvested	989	609
Redeemed	(904)	(1,272)
Total Adviser Shares	227	(238)
Change in Shares	9,389	3,009

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Science & Technology Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$28.39	(0.09	)(d)	2.19	2.10	—	(6.55)
Year Ended July 31, 2019	$29.19	0.01		2.83	2.84	—	(3.64)
Year Ended July 31, 2018	$26.89	—	(g)	4.50	4.50	—	(2.20)
Year Ended July 31, 2017	$22.03	0.05		5.68	5.73	—	(0.87)
Year Ended July 31, 2016	$23.07	(0.01)		0.37	0.36	—	(1.40)
Year Ended July 31, 2015	$20.96	0.27		4.35	4.62	(0.31)	(2.20)
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	$27.53	(0.13	)(d)	2.11	1.98	—	(6.55)
Year Ended July 31, 2019	$28.49	(0.07)		2.75	2.68	—	(3.64)
Year Ended July 31, 2018	$26.36	(0.08)		4.41	4.33	—	(2.20)
Year Ended July 31, 2017	$21.67	(0.02)		5.58	5.56	—	(0.87)
Year Ended July 31, 2016	$22.77	(0.07)		0.37	0.30	—	(1.40)
Year Ended July 31, 2015	$20.78	0.13	(d)	4.39	4.52	(0.33)	(2.20)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Science & Technology Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(6.55)	$23.94	8.24%	1.05%		(0.69)%	1.05%		$1,385,967	27%
Year Ended July 31, 2019	(3.64)	$28.39	12.79%	1.02	%(e)	(0.39)%	1.02	%(e)	$1,383,956	109	%(f)
Year Ended July 31, 2018	(2.20)	$29.19	17.55%	1.04	%(e)	(0.31)%	1.04	%(e)	$1,328,080	56%
Year Ended July 31, 2017	(0.87)	$26.89	27.05%	1.14	%(e)	(0.28)%	1.14	%(e)	$1,137,256	75%
Year Ended July 31, 2016	(1.40)	$22.03	1.74%	1.17	%(e)	(0.24)%	1.17	%(e)	$901,629	83%
Year Ended July 31, 2015	(2.51)	$23.07	23.45%	1.18	%(e)	0.52%	1.18	%(e)	$853,755	73%
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	(6.55)	$22.96	8.06%	1.34%		(0.98)%	1.34%		$92,581	27%
Year Ended July 31, 2019	(3.64)	$27.53	12.52%	1.29	%(e)(h)	(0.65)%	1.29	%(e)	$104,773	109	%(f)
Year Ended July 31, 2018	(2.20)	$28.49	17.24%	1.31	%(e)(i)	(0.57)%	1.31	%(e)	$115,229	56%
Year Ended July 31, 2017	(0.87)	$26.36	26.71%	1.41	%(e)(j)	(0.55)%	1.42	%(e)	$115,559	75%
Year Ended July 31, 2016	(1.40)	$21.67	1.48%	1.42	%(e)	(0.50)%	1.42	%(e)	$122,430	83%
Year Ended July 31, 2015	(2.53)	$22.77	23.18%	1.42	%(e)	0.59%	1.42	%(e)	$122,019	73%

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Amount is less than $0.01 per share.

(h)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.35% of the Adviser Shares' average daily net assets.

(i)  Prior to December 1, 2017, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.35% of the Adviser Shares' average daily net assets.

(j)  Prior to December 1, 2016, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.40% of the Adviser Shares' average daily net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Science & Technology Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,419,566	$34,849	$15	$1,454,430
Collateral for Securities Loaned	58,193	—		58,193
Total	$1,477,759	$34,849	$15	$1,512,623

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$54,626	$—	$58,193

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$371,926	$475,728

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management, Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of each class within the Lipper Science & Technology Funds category.

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)[1]	Annual Adjustment Rate (in basis points)[1]
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management"). Under which Wellington directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.
20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 1.06% and 1.34% for Fund Shares and Adviser Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$1

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

$600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,266	3	2.11%	$3,398

*  For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund, if any, may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

8. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

24

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,082.40	$1,019.86	$5.50	$5.33	1.05%
Adviser Shares	1,000.00	1,080.60	1,018.40	7.01	6.80	1.34%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

31704-0320

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

31704-0320

JANUARY 31, 2020

Semi Annual Report

USAA Short-Term Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	36
Supplemental Information	47
Expense Examples	47
Proxy Voting and Portfolio Holdings Information	47
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Short-Term Bond Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Short-Term Bond Fund seeks high current income consistent with preservation of principal.

Asset Allocation*:

1/31/20
(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

2

USAA Mutual Funds Trust USAA Short-Term Bond Fund (continued)	January 31, 2020

  (Unaudited)

Portfolio Ratings Mix*

1/31/20

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

3

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (18.5%)
Americredit Automobile Receivables Trust, Series 2018-2 Class A3, 3.15%, 3/20/23, Callable 11/18/22 @ 100	$2,857	$2,892
AmeriCredit Automobile Receivables Trust, Series 2017-4 Class C, 2.60%, 9/18/23, Callable 2/18/22 @ 100	5,000	5,061
AmeriCredit Automobile Receivables Trust, Series 2016-3 Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (a)	10,000	10,016
AmeriCredit Automobile Receivables Trust, Series 2016-2 Class D, 3.65%, 5/9/22, Callable 10/8/20 @ 100	5,000	5,056
ARI Fleet Lease Trust, Series 2019-A Class A3, 2.53%, 11/15/27, Callable 2/15/23 @ 100 (b)	5,000	5,096
ARI Fleet Lease Trust, Series 2018-A Class A2, 2.55%, 10/15/26, Callable 11/15/21 @ 100 (b)	1,621	1,626
ARI Fleet Lease Trust, Series 2018-A Class A3, 2.84%, 10/15/26, Callable 11/15/21 @ 100 (b)	6,063	6,154
ARL Second LLC, Series 2014-1A Class A1, 2.92%, 6/15/44, Callable 6/15/24 @ 100 (b)	495	496
Ascentium Equipment Receivables Trust, Series 2019-1A Class B, 2.99%, 5/12/25, Callable 5/10/23 @ 100 (b)	1,000	1,025
Ascentium Equipment Receivables Trust, Series 2018-2A Class B, 3.76%, 5/10/24, Callable 12/10/22 @ 100 (b)	3,245	3,374
Ascentium Equipment Receivables Trust, Series 2017-1A Class B, 2.85%, 10/10/21, Callable 6/10/21 @ 100 (b)	7,764	7,833
Avis Budget Rental Car Funding Aesop LLC, Series 2020- 1A Class B, 2.68%, 8/20/26 (b)	4,000	4,054
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A Class C, 4.94%, 6/20/22 (b)	2,827	2,905
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A Class A, 2.36%, 3/20/26 (b)	5,000	5,073
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A Class A, 3.35%, 9/22/25 (b)	3,300	3,493
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A Class B, 3.36%, 11/20/22 (b)	5,000	5,083
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A Class B, 3.70%, 3/20/23 (b)	2,200	2,262
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A Class B, 3.29%, 2/20/21, Callable 2/20/20 @ 100 (b)	583	584
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100 (b)	564	564
Avis Budget Rental Car Funding Aseop LLC, Series 2019-1A Class A, 3.45%, 3/20/23 (b)	4,967	5,115
Bank of The West Auto Trust, Series 2019-1 Class B, 2.76%, 1/15/25, Callable 5/15/23 @ 100 (b)	3,300	3,389
Bank of The West Auto Trust, Series 2019-1 Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (b)	1,400	1,439
Bank of The West Auto Trust, Series 2018-1 Class A4, 3.59%, 12/15/23, Callable 11/15/21 @ 100 (b)	5,000	5,162
Bank of The West Auto Trust, Series 2017-1 Class C, 2.96%, 2/15/24, Callable 12/15/21 @ 100 (b)	5,000	5,103

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Bank of The West Auto Trust, Series 2017-1 Class A4, 2.33%, 9/15/23, Callable 12/15/21 @ 100 (b)	$5,455	$5,517
Bank of The West Auto Trust, Series 2019-1 Class A4, 2.51%, /15/25, Callable 5/15/23 @ 100 (b)	7,500	7,664
BCC Funding LLC, Series 2016-1 Class D, 4.78%, 8/20/22, Callable 5/20/20 @ 100 (b)	1,951	1,965
BCC Funding LLC, Series 2018-1A Class A2, 2.96%, 6/20/23, Callable 10/20/21 @ 100 (b)	3,620	3,637
Cabela's Credit Card Master Note Trust, Series 2013-1A Class A, 2.71%, 2/17/26 (b)	5,000	5,151
Canadian Pacer Auto Receivables Trust, Series 2018-1 Class B, 3.47%, 2/19/23, Callable 4/19/21 @ 100 (b)	5,000	5,105
Canadian Pacer Auto Receivables Trust, Series 2018-1A Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100 (b)	10,000	10,221
Canadian Pacer Auto Receivables Trust, Series 2020-1A Class C, 2.49%, 5/19/26, Callable 12/19/23 @ 100 (b) (c)	2,000	2,010
Canadian Pacer Auto Receivables Trust, Series 2018-2A Class B, 3.63%, 1/19/24, Callable 1/19/22 @ 100 (b)	1,250	1,289
Canadian Pacer Auto Receivables Trust, Series 2018-2A Class A4, 3.44%, 8/21/23, Callable 1/19/22 @ 100 (b)	5,135	5,301
Canadian Pacer Auto Receivables Trust, Series 2020-1A Class B, 2.00%, 7/21/25, Callable 12/19/23 @ 100 (b) (c)	2,000	2,010
Canadian Pacer Auto Receivables Trust, Series 2018-2A Class C, 4.07%, 3/19/25, Callable 1/19/22 @ 100 (b)	5,000	5,181
CarMax Auto Owner Trust, Series 2020-1 Class C, 2.34%, 11/17/25, Callable 1/15/24 @ 100	3,270	3,307
CarMax Auto Owner Trust, Series 2020-1 Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	3,188	3,223
CARS LP, Series 2020-1A Class A1, 2.69%, 2/15/50 (b)	4,348	4,348
CCG Receivables Trust, Series 2019-2 Class B, 2.55%, 3/15/27, Callable 6/14/23 @ 100 (b)	3,500	3,532
Centre Point Funding LLC, Series 2012-2A Class 1, 2.61%, 8/20/21 (b)	424	423
Chesapeake Funding LLC, Series 2018-A1 Class A1, 3.04%, 4/15/30 (b)	1,817	1,841
Chesapeake Funding LLC, Series 2019-1A Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (b)	6,000	6,140
Chesapeake Funding LLC, Series 2018-2A Class A1, 3.23%, 8/15/30, Callable 8/15/21 @ 100 (b)	3,492	3,539
CNH Equipment Trust, Series 2017-B Class B, 2.47%, 12/16/24, Callable 8/15/21 @ 100	1,200	1,211
College Loan Corp Trust I, Series 2005-2 Class B, 2.32% (LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100 (d)	1,413	1,327
Conn's Receivables Funding LLC, Series 2019-B Class A, 2.66%, 6/17/24, Callable 11/15/21 @ 100 (b)	2,933	2,938
Credit Acceptance Auto Loan Trust, Series 2017-3 Class B, 3.21%, 8/17/26 (b)	1,500	1,520
Credit Acceptance Auto Loan Trust, Series 2017-2 Class A, 2.55%, 2/17/26 (b)	1,142	1,144
Credit Acceptance Auto Loan Trust, Series 2017-2 Class C, 3.35%, 6/15/26, Callable 1/15/21 @ 100 (b)	4,850	4,897
Credit Acceptance Auto Loan Trust, Series 2019- 3A Class A, 2.38%, 11/15/28 (b)	2,250	2,272

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2018-1 Class A, 3.01%, 2/16/27, Callable 2/15/21 @ 100 (b)	$3,030	$3,044
Credit Acceptance Auto Loan Trust, Series 2018-3A Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (b)	2,348	2,390
Credit Acceptance Auto Loan Trust, Series 2019-3A Class B, 2.86%, 1/16/29 (b)	7,330	7,489
Credit Acceptance Auto Loan Trust, Series 2018-1A Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (b)	16,000	16,339
Dell Equipment Finance Trust, Series 2017-1 Class D, 3.44%, 4/24/23, Callable 2/22/20 @ 100 (b)	1,185	1,186
Dell Equipment Finance Trust, Series 2019-2 Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100 (b)	2,700	2,703
Dell Equipment Finance Trust, Series 2017-2 Class C, 2.73%, 10/24/22, Callable 8/22/20 @ 100 (b)	1,750	1,757
Dell Equipment Finance Trust, Series 2017-1 Class C, 2.95%, 4/22/22, Callable 2/22/20 @ 100 (b)	471	471
Drive Auto Receivables Trust, Series 2018-2 Class D, 4.14%, 8/15/24, Callable 12/15/21 @ 100	5,000	5,137
Drive Auto Receivables Trust, Series 2018-3 Class D, 4.30%, 9/16/24, Callable 11/15/21 @ 100	2,805	2,892
Drive Auto Receivables Trust, Series 2018-1 Class C, 3.22%, 3/15/23, Callable 8/15/21 @ 100	4,704	4,717
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81%, 5/15/24, Callable 8/15/21 @ 100	6,000	6,108
Drive Auto Receivables Trust, Series 2018-5 Class B, 3.68%, 7/15/23, Callable 12/15/21 @ 100	5,000	5,044
Drive Auto Receivables Trust, Series 2018-4 Class C, 3.66%, 11/15/24, Callable 10/15/21 @ 100	3,500	3,534
DT Auto Owner Trust, Series 2018-2A Class C, 3.67%, 3/15/24, Callable 8/15/21 @ 100 (b)	5,000	5,042
Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44 (b)	12,000	12,124
Element Rail Leasing LLC, Series 2014-1A Class A1, 2.30%, 4/19/44 (b)	921	920
Enterprise Fleet Financing LLC, Series 2017-2 Class A2, 1.97%, 1/20/23 (b)	300	300
Enterprise Fleet Financing LLC, Series 2016-2 Class A3, 2.04%, 2/22/22 (b)	1,240	1,241
Enterprise Fleet Financing LLC, Series 2017-1 Class A2, 2.13%, 7/20/22, Callable 4/20/20 @ 100 (b)	415	415
Enterprise Fleet Financing LLC, Series 2017-1 Class A3, 2.60%, 7/20/22, Callable 5/20/20 @ 100 (b)	10,000	10,020
Enterprise Fleet Financing LLC, Series 2017-3 Class A3, 2.36%, 5/20/23 (b)	2,344	2,363
Evergreen Credit Card Trust, Series 2019-1 Class B, 3.59%, 1/15/23 (b)	3,740	3,785
Evergreen Credit Card Trust, Series 2019-1 Class C, 3.98%, 1/15/23 (b)	4,000	4,051
Evergreen Credit Card Trust, Series 2019-2 Class B, 2.27%, 9/15/24 (b)	3,562	3,586
Exeter Automobile Receivables Trust, Series 2018-1 Class B, 2.75%, 4/15/22, Callable 12/15/21 @ 100 (b)	727	728
Exeter Automobile Receivables Trust, Series 2017-2 Class B, 2.82%, 5/16/22, Callable 10/15/21 @ 100 (b)	1,012	1,014
Exeter Automobile Receivables Trust, Series 2018-4 Class C, 3.97%, 9/15/23, Callable 4/15/22 @ 100 (b)	4,000	4,073
Exeter Automobile Receivables Trust, Series 2018-3 Class D, 4.35%, 6/17/24, Callable 6/15/22 @ 100 (b)	2,500	2,593

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2019-4 Class C, 2.44%, 9/16/24, Callable 7/15/24 @ 100 (b)	$4,000	$4,015
Exeter Automobile Receivables Trust, Series 2019-3 Class C, 2.79%, 5/15/24, Callable 11/15/22 @ 100 (b)	3,490	3,536
Exeter Automobile Receivables Trust, Series 2018-3A Class B, 3.46%, 10/17/22, Callable 6/15/22 @ 100 (b)	923	926
Exeter Automobile Receivables Trust, Series 2018-2 Class B, 3.27%, 5/16/22, Callable 2/15/22 @ 100 (b)	1,631	1,634
Exeter Automobile Receivables Trust, Series 2020-1A Class B, 2.26%, 4/15/24, Callable 3/15/24 @ 100 (b)	2,566	2,577
Exeter Automobile Receivables Trust, Series 2020-1A Class C, 2.49%, 1/15/25, Callable 3/15/24 @ 100 (b)	4,545	4,581
Exeter Automobile Receivables Trust, Series 2019-2A Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100 (b)	6,496	6,617
First Investors Auto Owner Trust, Series 2017-2 Class D, 3.56%, 9/15/23, Callable 11/15/21 @ 100 (b)	5,695	5,823
First Investors Auto Owner Trust, Series 2019-2A Class C, 2.71%, 12/15/25, Callable 10/15/23 @ 100 (b)	7,403	7,555
First Investors Auto Owner Trust, Series 2019-2 Class B, 2.47%, 1/15/25, Callable 10/15/23 @ 100 (b)	3,640	3,662
Flagship Credit Auto Trust, Series 2017-1 Class D, 4.23%, 5/15/23, Callable 11/15/21 @ 100 (b)	5,760	5,922
Ford Credit Auto Lease Trust, Series 2020-A Class B, 2.05%, 6/15/23, Callable 8/15/22 @ 100	5,000	5,026
Goal Capital Funding Trust, Series 2005-2 Class A4, 2.11% (LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (d)	4,764	4,640
Great American Auto Leasing, Inc., Series 2019-1 Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (b)	1,000	1,033
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (b)	5,000	5,072
Hertz Vehicle Financing LP, Series 2019-1A Class A, 3.71%, 3/25/23 (b)	5,000	5,186
Hertz Vehicle Financing LP, Series 2016-4A Class A, 2.65%, 7/25/22 (b)	2,000	2,018
Hertz Vehicle Financing LP, Series 2019-1A Class B, 4.10%, 3/25/23 (b)	870	901
HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,350	1,358
HPEFS Equipment Trust, Series 2019-1A Class B, 2.32%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,750	1,757
Iowa Student Loan Liquidity Corp., Series 2005-1 Class B, 2.46% (LIBOR03M+35bps), 9/25/37, Callable 12/25/21 @ 100 (d)	2,043	1,858
Master Credit Card Trust, Series 2020-1A Class B, 2.27%, 9/23/24 (b)	833	839
Master Credit Card Trust, Series 2019-2A Class B, 2.39%, 7/21/21 (b)	5,000	5,016
Master Credit Card Trust, Series 2019-2A Class C, 2.83%, 7/21/21 (b)	2,750	2,758
Master Credit Card Trust, Series 2020-1A Class C, 2.59%, 9/23/24 (b)	2,125	2,140
MMAF Equipment Finance LLC, Series 2017-A Class A4, 2.41%, 8/16/24, Callable 6/16/29 @ 100 (b)	2,900	2,928
Nelnet Student Loan Trust, Series 2005-3 Class B, 2.21% (LIBOR03M+28bps), 9/22/37, Callable 3/22/20 @ 100 (d)	1,048	1,033
NP SPE II LLC, Series 2019-2A Class A1, 2.86%, 11/19/49 (b)	4,165	4,175
NP SPE LLC, Series 2017-1A Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (b)	2,313	2,366

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
OneMain Direct Auto Receivables Trust, Series 2017-2 Class B, 2.55%, 11/14/23, Callable 8/14/20 @ 100 (b)	$8,000	$8,004
OSCAR US Funding Trust LLC, Series 2017-2A Class A3, 2.45%, 12/10/21 (b)	2,836	2,842
OSCAR US Funding Trust LLC, Series 2018-2A Class A3, 3.39%, 9/12/22 (b)	5,000	5,069
OSCAR US Funding Trust LLC, Series 2017-1A Class A4, 3.30%, 5/10/24 (b)	4,000	4,054
OSCAR US Funding Trust LLC, Series 2018-1A Class A3, 3.23%, 5/10/22 (b)	5,000	5,042
OSCAR US Funding Trust LLC, Series 2018-2A Class A2A, 3.15%, 8/10/21 (b)	1,379	1,382
Pawnee Equipment Receivables Series 1 LLC, Series 2019-1 Class A2, 2.29%, 10/15/24, Callable 5/15/23 @ 100 (b)	5,000	5,013
Prestige Auto Receivables Trust, Series 2016-2 Class C, 2.88%, 11/15/22, Callable 11/15/20 @ 100 (b)	2,005	2,010
Prestige Auto Receivables Trust, Series 2017-1 Class B, 2.39%, 5/16/22, Callable 5/15/21 @ 100 (b)	2,147	2,148
Santander Drive Auto Receivables Trust, Series 2018-5 Class B, 3.52%, 12/15/22, Callable 12/15/21 @ 100	4,792	4,819
Santander Drive Auto Receivables Trust, Series 2016-2 Class C, 2.66%, 11/15/21, Callable 10/15/20 @ 100	495	495
SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 2/20/20 @ 100 (b)	2,430	2,442
SCF Equipment Leasing LLC, Series 2017-1 Class A, 3.77%, 1/20/23, Callable 12/20/21 @ 100 (b)	5,708	5,774
SCF Equipment Leasing LLC, Series 2019-1A Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100 (b)	5,500	5,687
SCF Equipment Leasing LLC, Series 2019-2 Class B, 2.76%, 8/20/26, Callable 2/20/25 @ 100 (b)	2,000	2,028
SCF Equipment Leasing LLC, Series 2019-1 Class A2, 3.23%, 10/20/24, Callable 4/20/20 @ 100 (b)	3,000	3,027
Securitized Term Auto Receivables Trust, Series 2017-2 Class A4, 2.29%, 3/25/22, Callable 12/25/20 @ 100 (b)	3,906	3,918
Securitized Term Auto Receivables Trust, Series 2019-CRTA Class B, 2.45%, 3/25/26, Callable 2/25/23 @ 100 (b)	1,568	1,583
Securitized Term Auto Receivables Trust, Series 2017-1 Class A4, 2.21%, 6/25/21, Callable 5/25/20 @ 100 (b)	3,199	3,201
Securitized Term Auto Receivables Trust, Series 2019-CRTA Class C, 2.85%, 3/25/26, Callable 2/25/23 @ 100 (b)	2,240	2,270
Synchrony Credit Card Master Note Trust, Series 2017-1 Class C, 2.56%, 6/15/23	15,000	15,020
Synchrony Credit Card Master Note Trust, Series 2018-2 Class C, 3.87%, 5/15/26	5,000	5,273
Synchrony Credit Card Master Note Trust, Series 2016-2 Class C, 2.95%, 5/15/24	4,565	4,608
TCF Auto Receivables Owner Trust, Series 2016-PT1 Class B, 2.92%, 10/17/22, Callable 1/15/21 @ 100 (b)	5,000	5,049
Trillium Credit Card Trust, Series 2019-2A Class A, 3.04%, 1/26/24 (b)	5,000	5,067
Trillium Credit Card Trust II, Series 2020-1A Class B, 2.33%, 12/27/24 (b)	2,913	2,913
Trinity Rail Leasing LLC, Series 2019-2A Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100 (b)	2,440	2,415
Trinity Rail Leasing LP, Series 2012-1A Class A1, 2.27%, 1/15/43, Callable 1/15/23 @ 100 (b)	2,095	2,092

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
United Auto Credit Securitization Trust, Series 2018-1 Class D, 3.52%, 11/10/22, Callable 10/10/20 @ 100 (b)	$4,000	$4,014
United Auto Credit Securitization Trust, Series 2019-1 Class B, 3.03%, 4/10/24, Callable 7/10/21 @ 100 (b)	4,250	4,275
VB-S1 Issuer LLC, Series 2016-1A Class C, 3.07%, 6/15/46, Callable 6/15/20 @ 100 (b)	2,520	2,538
Westlake Automobile Receivables Trust, Series 2017-1 Class C, 2.70%, 10/17/22, Callable 8/15/20 @ 100 (b)	164	164
Westlake Automobile Receivables Trust, Series 2018-3 Class C, 3.61%, 10/16/23, Callable 2/15/22 @ 100 (b)	3,000	3,053
Westlake Automobile Receivables Trust, Series 2017-2 Class D, 3.28%, 12/15/22, Callable 2/15/21 @ 100 (b)	2,000	2,021
Westlake Automobile Receivables Trust, Series 2018-1 Class B, 2.67%, 5/17/21, Callable 6/15/21 @ 100 (b)	935	935
Westlake Automobile Receivables Trust, Series 2018-1 Class E, 4.53%, 5/15/23, Callable 6/15/21 @ 100 (b)	5,000	5,138
Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (b)	14,450	14,845
Westlake Automobile Receivables Trust, Series 2018-3A Class D, 4.00%, 10/16/23, Callable 2/15/22 @ 100 (b)	3,900	4,027
World Omni Auto Receivables Trust, Series 2018-D Class C, 3.87%, 8/15/25, Callable 10/15/22 @ 100	4,000	4,212
World Omni Select Auto Trust, Series 2018-1 Class B, 3.68%, 7/15/23, Callable 3/15/22 @ 100 (b)	5,000	5,079
Total Asset Backed Securities (Cost $559,116)		565,132
Collateralized Mortgage Obligations (5.4%)
American Money Management Corp., Series 2016-19A Class AR, 2.97% (LIBOR03M+114bps), 10/16/28, Callable 7/15/20 @ 100 (b) (d)	1,500	1,501
Annisa CLO Ltd, Series 2016-2 Class AR, 2.92% (LIBOR03M+110bps), 7/20/31, Callable 7/20/20 @ 100 (b) (d)	3,000	2,987
Aventura Mall Trust, Series 2013-AVM Class A, 3.87%, 12/5/32 (b) (e)	3,705	3,728
BTH Mortgage-Backed Securities Trust, Series 2018-21 Class A, 4.28% (LIBOR01M+250bps), 10/7/21 (b) (d)	4,000	4,005
Citigroup Commercial Mortgage Trust, Series 2019-PRM Class A, 3.34%, 5/10/36 (b)	7,338	7,714
Citigroup Commercial Mortgage Trust, Series 2019-SMRT Class B, 4.38%, 1/10/36 (b)	7,600	8,183
COMM Mortgage Trust, Series 2012-CCRE2 Class XA, 1.80%, 8/15/45 (e) (f)	59,284	1,923
COMM Mortgage Trust, Series 2012-CCRE4 Class XA, 1.85%, 10/15/45 (e) (f)	54,399	1,912
COMM Mortgage Trust, Series 2020-CBM Class A2, 2.90%, 11/13/39 (b) (c)	5,620	5,788
COMM Mortgage Trust, Series 2020-CBM Class B, 3.10%, 11/13/39 (b) (c)	5,000	5,150
COMM Mortgage Trust, Series 2015-PC1 Class B, 4.58%, 7/10/50 (e)	3,366	3,667
COMM Mortgage Trust, Series 2020-CBM Class C, 3.40%, 11/13/39 (b) (c)	2,625	2,704
Commercial Mortgage Trust, Series 2006-GG7 Class AM, 5.81%, 7/10/38 (e)	1,252	1,276
FREMF Mortgage Trust, Series 2016-K504 Class B, 3.08%, 9/25/20 (b) (e)	1,293	1,294
FREMF Mortgage Trust, Series 2017-K724 Class B, 3.60%, 11/25/23 (b) (e)	4,000	4,149
GS Mortgage Securities Corp Trust, Series 2017-GPTX Class A, 2.86%, 5/10/34 (b)	10,000	10,061

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp Trust, Series 2017-SLP Class A, 3.42%, 10/10/32 (b)	$4,730	$4,893
GS Mortgage Securities Trust, Series 2012-GC6 Class AS, 4.95%, 1/10/45 (b)	5,297	5,558
GS Mortgage Securities Trust, Series 2012-GCJ9 Class XA, 2.10%, 11/10/45 (e) (f)	22,750	1,006
GS Mortgage Securities Trust, Series 2012-GCJ7 Class XA, 2.35%, 5/10/45 (e)	23,009	625
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8 Class XA, 1.91%, 10/15/45 (e) (f)	20,147	721
LSTAR Commercial Mortgage Trust, Series 2017-5 Class A1, 2.42%, 3/10/50 (b)	623	623
Madison Park Funding Ltd., Series 2013-11A Class AR, 2.97% (LIBOR03M+116bps), 7/23/29, Callable 4/23/20 @ 100 (b) (d)	6,750	6,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6 Class XA, 1.77%, 11/15/45 (b) (e) (f)	19,187	655
Morgan Stanley Capital I Trust, Series 2019-NUGS Class B, 2.98% (LIBOR01M+130bps), 12/15/21 (b) (d)	3,846	3,858
Oaktree EIF Ltd., Series 2016-IIIA Class B, 3.82% (LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100 (b) (d)	10,500	10,519
Palmer Square Loan Funding Ltd., Series 2018-5A Class A1, 2.67% (LIBOR03M+85bps), 1/20/27, Callable 4/20/20 @ 100 (b) (d)	3,632	3,630
Palmer Square Loan Funding Ltd., Series 2018-2A Class A1, 2.48% (LIBOR03M+65bps), 7/15/26, Callable 4/15/20 @ 100 (b) (d)	2,875	2,872
Palmer Square Loan Funding Ltd., Series 2019-3 Class A1, 2.75% (LIBOR03M+85bps), 8/20/27, Callable 8/20/20 @ 100 (b) (d)	4,742	4,744
Palmer Square Loan Funding Ltd., Series 2019-2 Class A1, 2.79% (LIBOR03M+97bps), 4/20/27, Callable 7/20/20 @ 100 (b) (d)	2,471	2,472
Palmer Square Loan Funding Ltd., Series 2020-1A Class A1 (LIBOR3M+80bps), 2/20/28 (b) (c) (d)	5,000	5,000
Palmer Square Loan Funding Ltd., Series 2020-1A Class A2 (LIBOR3M+135bps), 2/20/28 (b) (c) (d)	4,600	4,600
Palmer Square Loan Funding Ltd., Series 2018-2A Class A2, 2.88% (LIBOR03M+105bps), 7/15/26, Callable 4/15/20 @ 100 (b) (d)	1,970	1,961
Race Point CLO Ltd., Series 2016-10A Class A1R, 2.89% (LIBOR03M+110bps), 7/25/31, Callable 7/25/20 @ 100 (b) (d)	4,500	4,485
Sequoia Mortgage Trust, Series 2013-5 Class A2, 3.00%, 5/25/43, Callable 12/25/33 @ 100 (b) (e)	2,375	2,414
TIAA CLO Ltd., Series 2017-1A Class A, 3.10% (LIBOR03M+128bps), 4/20/29, Callable 4/20/20 @ 100 (b) (d)	2,500	2,501
Trinitas CLO Ltd., Series 2017-6A Class AR, 2.96% (LIBOR03M+117bps), 7/25/29, Callable 4/25/20 @ 100 (b) (d)	5,000	5,001
Trinitas CLO Ltd., Series 2016-5A Class AR, 3.18% (LIBOR03M+139bps), 10/25/28, Callable 4/25/20 @ 100 (b) (d)	3,250	3,250
UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.26%, 5/10/45 (b) (e) (f)	84,171	2,945
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3 Class A3, 2.73%, 8/10/49	51	51
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3 Class XA, 1.99%, 8/10/49 (b) (e) (f)	23,545	938

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5 Class XA, 1.91%, 10/15/45 (b) (e) (f)	$23,507	$890
WFRBS Commercial Mortgage Trust, Series 2011-C4 Class A4, 4.90%, 6/15/44 (b) (e)	15,000	15,574
Total Collateralized Mortgage Obligations (Cost $155,548)		164,581
Preferred Stocks (1.1%)
Communication Services (0.7%):
Centaur Funding Corp., cumulative redeemable, 9.08%, 4/21/20 (b)	23,029	23,697
Financials (0.2%):
Citigroup Capital, cumulative redeemable, 8.14% (LIBOR03M+637bps), 10/30/40 (d)	200,000	5,636
Real Estate (0.2%):
SunTrust Real Estate Investment Corp., non-cumulative, 9.00% (b) (g) (h) (i)	50	5,475
Total Preferred Stocks (Cost $35,640)		34,808
Convertible Corporate Bonds (0.9%)
Energy (0.4%):
PDC Energy, Inc., 1.13%, 9/15/21	5,000	4,683
Whiting Petroleum Corp., 1.25%, 4/1/20	9,006	8,880
		13,563
Health Care (0.5%):
Teva Pharmaceutical Finance LLC, 0.25%, 2/1/26, Callable 2/28/20 @ 100	15,105	14,464
Total Convertible Corporate Bonds (Cost $27,421)		28,027
Senior Secured Loans (0.5%)
GLP Capital LP, Term Loan A1, 3.28%(LIBOR01M+150bps), 4/28/21 (d)	8,552	8,520
PetSmart, Inc., 1st Lien Term Loan B2, 5.67% (LIBOR01M+400bps), 3/10/22 (d)	5,365	5,349
Total Senior Secured Loans (Cost $13,760)		13,869
Corporate Bonds (46.5%)
Communication Services (2.1%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 3/9/20 @ 100.79	4,634	4,666
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	10,000	10,020
CenturyLink, Inc., 6.45%, 6/15/21	3,600	3,779
Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	18,000	18,103
Sprint Communications, Inc., 7.00%, 3/1/20 (b)	12,000	12,037
Sprint Spectrum, 3.36%, 3/20/23 (b)	6,825	6,884
Time Warner Cable, Inc., 5.00%, 2/1/20	3,233	3,233
T-Mobile USA, Inc., 6.50%, 1/15/24, Callable 2/18/20 @ 102.17	5,000	5,134
		63,856

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (1.7%):
Association of American Medical Colleges 2.27%, 10/1/25	$4,145	$4,167
2.39%, 10/1/26	4,275	4,297
Duke University Health System, Inc., 2.26%, 6/1/26	700	708
Horace Mann School, 2.48%, 7/1/22	2,500	2,513
Howard University 2.64%, 10/1/21 (c)	500	500
2.80%, 10/1/23 (c)	1,000	1,001
2.42%, 10/1/24 (c)	1,350	1,352
2.52%, 10/1/25 (c)	1,000	1,001
Lennar Corp., 2.95%, 11/29/20, Callable 9/29/20 @ 100	10,000	10,038
McDonald's Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100	5,000	5,241
MDC Holdings, Inc., 5.63%, 2/1/20	2,000	2,000
QVC, Inc., 4.38%, 3/15/23	6,770	7,009
Volkswagen Group of America Finance LLC 2.50%, 9/24/21 (b)	5,000	5,052
2.70%, 9/26/22 (b)	5,000	5,084
YMCA of Greater New York 2.21%, 8/1/20	325	325
2.26%, 8/1/21	300	301
		50,589
Consumer Staples (4.2%):
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25, Callable 12/23/24 @ 100	5,000	5,516
BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100	10,000	10,197
Cargill, Inc., 3.25%, 3/1/23 (b)	2,500	2,604
ConAgra Brands, Inc., 2.55% (LIBOR03M+75bps), 10/22/20, Callable 2/18/20 @ 100 (d)	5,000	5,000
Constellation Brands, Inc. 2.70%, 5/9/22, Callable 4/9/22 @ 100	2,600	2,646
2.65%, 11/7/22, Callable 10/7/22 @ 100	7,896	8,059
3.20%, 2/15/23, Callable 1/15/23 @ 100	3,000	3,106
First Quality Finance Co., Inc., 5.00%, 7/1/25 (b)	13,310	13,949
Kraft Heinz Foods Co., 4.88%, 2/15/25, Callable 3/16/20 @ 102.44 (b)	20,000	20,525
McCormick & Co., Inc., 2.70%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,102
Mead Johnson Nutrition Co., 3.00%, 11/15/20	5,000	5,044
Nestle Holdings, Inc., 3.35%, 9/24/23, Callable 8/24/23 @ 100 (b)	5,000	5,278
Philip Morris International, Inc. 2.63%, 2/18/22, Callable 1/18/22 @ 100	10,000	10,161
2.38%, 8/17/22, Callable 7/17/22 @ 100	5,000	5,071
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (b)	13,425	13,427
Tyson Foods, Inc., 4.50%, 6/15/22, Callable 3/15/22 @ 100	2,605	2,749
Walmart, Inc. 2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,245
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,438
		129,117

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (7.4%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 3/9/20 @ 101.28	$2,582	$2,227
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	2,679	2,709
Buckeye Partners LP 4.88%, 2/1/21, Callable 11/1/20 @ 100	9,500	9,641
4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	5,058
Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/16/20 @ 100	8,335	8,372
DCP Midstream Operating LP 5.35%, 3/15/20 (b)	5,624	5,634
4.75%, 9/30/21, Callable 6/30/21 @ 100 (b)	5,000	5,129
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	10,286
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)	14,881	14,947
Energy Transfer Operating LP 4.15%, 10/1/20	5,000	5,053
4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,311
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	12,110	12,243
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100	5,000	4,920
4.00%, 8/1/24, Callable 5/1/24 @ 100	9,645	9,210
EQT Corp. 2.68% (LIBOR03M+77bps), 10/1/20 (d)	2,000	2,000
3.00%, 10/1/22, Callable 9/1/22 @ 100 (j)	15,000	14,446
6.13%, 2/1/25, Callable 1/1/25 @ 100	7,000	6,349
Exxon Mobil Corp., 2.40%, 3/6/22, Callable 1/6/22 @ 100	1,500	1,525
Holly Energy Partners LP/Holly Energy Finance Co., 6.00%, 8/1/24 (b)	5,000	5,225
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	3,908	3,913
Marathon Petroleum Corp. 5.38%, 10/1/22, Callable 3/9/20 @ 100.9	5,105	5,159
5.13%, 4/1/24, Callable 3/9/20 @ 102.56	5,000	5,105
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (b)	10,000	10,308
MPLX LP 2.79%(LIBOR03M+90bps), 9/9/21, Callable 9/9/20 @ 100 (d)	5,000	5,026
6.25%, 10/15/22, Callable 2/24/20 @ 101.56 (b)	4,607	4,683
3.50%, 12/1/22, Callable 11/1/22 @ 100 (b)	5,691	5,908
Nustar Logistics LP 4.80%, 9/1/20	5,113	5,157
6.75%, 2/1/21	1,700	1,756
Occidental Petroleum Corp. 3.15%(LIBOR03M+125bps), 8/13/21, Callable 8/13/20 @ 100 (d)	4,000	4,027
2.70%, 8/15/22	5,000	5,079
2.90%, 8/15/24, Callable 7/15/24 @ 100	5,000	5,107
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (b)	13,556	13,627
Sabine Pass Liquefaction LLC, 5.63%, 2/1/21, Callable 11/1/20 @ 100	4,700	4,824
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23, Callable 3/9/20 @ 100.88	4,000	4,040
Western Midstream Operating LP 4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,148
3.10%, 2/1/25, Callable 1/1/25 @ 100	8,421	8,472
		227,624

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financials (13.8%):
Ally Financial, Inc., 4.13%, 3/30/20	$6,600	$6,621
Ares Capital Corp., 3.25%, 7/15/25	5,000	5,046
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	5,000	5,094
Assurant, Inc. 3.20% (LIBOR03M+125bps), 3/26/21, Callable 2/24/20 @ 100 (d) (j)	834	832
4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,322
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (d)	8,571	8,710
Bank of America Corp. 5.00%, 5/13/21, MTN	10,000	10,415
2.37% (LIBOR03M+66bps), 7/21/21, Callable 7/21/20 @ 100 (d)	5,000	5,014
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (d)	5,000	5,017
3.12% (LIBOR03M+116bps), 1/20/23, Callable 1/20/22 @ 100, MTN (d)	5,000	5,121
BB&T Corp., 4.25%, 9/30/24	1,955	2,137
BBVA USA 5.50%, 4/1/20	2,874	2,890
2.88%, 6/29/22, Callable 5/29/22 @ 100	3,750	3,828
Cadence BanCorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (d)	7,167	7,312
Capital One Financial Corp. 2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	5,000	5,006
3.05%, 3/9/22, Callable 2/9/22 @ 100	5,000	5,120
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (d)	5,000	5,116
Citizens Bank NA, 2.55%, 5/13/21, MTN, Callable 4/13/21 @ 100	15,000	15,142
Citizens Financial Group, Inc., 4.15%, 9/28/22 (b)	1,283	1,348
City National Bank, 5.38%, 7/15/22	2,000	2,160
DAE Funding LLC 4.00%, 8/1/20, Callable 3/9/20 @ 102 (b)	11,612	11,678
5.25%, 11/15/21, Callable 10/15/21 @ 100 (b)	5,000	5,200
4.50%, 8/1/22, Callable 3/9/20 @ 102.25 (b)	2,370	2,418
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500	518
Ford Motor Credit Co. LLC 3.20%, 1/15/21	4,000	4,031
3.35%, 11/1/22	5,000	5,074
Fulton Financial Corp., 3.60%, 3/16/22	9,750	9,960
HSBC Finance Corp., 6.68%, 1/15/21	9,912	10,310
Hyundai Capital America 2.75%, 9/18/20 (b)	5,000	5,022
3.00%, 6/20/22 (b)	5,000	5,093
2.85%, 11/1/22 (b)	5,000	5,088
Infinity Property & Casualty Corp., 5.00%, 9/19/22	21,955	23,386
JPMorgan Chase & Co., 2.78% (LIBOR03M+94bps), 4/25/23, Callable 4/25/22 @ 100 (d)	5,000	5,102
KeyBank NA, 2.30%, 9/14/22	5,000	5,075
Main Street Capital Corp., 5.20%, 5/1/24	5,200	5,625
Manufacturers & Traders Trust Co., 2.05%, 8/17/20, Callable 7/17/20 @ 100	5,000	5,007
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (d)	3,000	3,057

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (d)	$3,242	$3,412
People's United Financial, Inc., 3.65%, 12/6/22, Callable 9/6/22 @ 100	9,500	9,926
Pinnacle Financial Partners, Inc., 5.25% (LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (b) (d)	3,800	3,904
PNC Bank NA, 2.63%, 2/17/22, Callable 1/18/22 @ 100	10,000	10,180
Protective Life Global Funding, 3.10%, 4/15/24 (b)	5,000	5,236
Regions Bank, 2.75%, 4/1/21, Callable 3/1/21 @ 100	5,000	5,052
Reliance Standard Life Global Funding II, 3.85%, 9/19/23 (b)	5,000	5,329
Santander Holdings USA, Inc. 4.45%, 12/3/21, Callable 11/3/21 @ 100	9,500	9,910
3.70%, 3/28/22, Callable 2/28/22 @ 100	15,000	15,480
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (d)	11,650	11,860
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	2,612	2,686
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,675
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	6,250	6,257
Sterling Bancorp 3.50%, 6/8/20, Callable 5/8/20 @ 100	14,700	14,635
4.00%(SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (d)	8,750	8,867
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (d)	3,750	3,817
SunTrust Bank 3.00%, 2/2/23, Callable 1/2/23 @ 100	10,000	10,357
3.20%, 4/1/24, Callable 3/1/24 @ 100	5,000	5,260
Synchrony Financial, 2.70%, 2/3/20	5,000	5,000
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (d)	4,000	3,963
The Bank of New York Mellon Corp., 2.15%, 2/24/20, MTN	1,975	1,975
The Huntington National Bank, 2.38%, 3/10/20, Callable 2/10/20 @ 100	5,000	5,000
TIAA FSB Holdings, Inc., 6.00% (LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (d)	5,718	6,096
United Financial Bancorp, Inc., 5.75%, 10/1/24	3,120	3,367
US Bank NA 2.85%, 1/23/23, Callable 12/23/22 @ 100	10,000	10,342
2.05%, 1/21/25, Callable 12/20/24 @ 100	5,000	5,057
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (b)	5,000	5,139
Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100	10,000	10,226
Wells Fargo Bank NA, 2.60%, 1/15/21	5,000	5,043
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	3,900	4,009
		421,955
Health Care (2.7%):
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	10,000	10,062
Amgen, Inc., 2.25%, 8/19/23, Callable 6/19/23 @ 100	5,000	5,077
Bristol-Myers Squibb Co. 2.75%, 2/15/23, Callable 1/15/23 @ 100 (b)	10,000	10,286
3.25%, 2/20/23, Callable 1/20/23 @ 100 (b)	5,000	5,213
Centene Corp., 4.75%, 1/15/25, Callable 3/9/20 @ 103.56 (b)	930	964
Cigna Corp., 3.00%, 7/15/23, Callable 5/16/23 @ 100 (b)	5,000	5,153

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp. 3.70%, 3/9/23, Callable 2/9/23 @ 100	$10,000	$10,498
2.63%, 8/15/24, Callable 7/15/24 @ 100	5,000	5,122
Elanco Animal Health, Inc. 3.91%, 8/27/21	4,500	4,625
4.27%, 8/28/23, Callable 7/28/23 @ 100	1,667	1,775
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/20, Callable 7/17/20 @ 100 (b)	5,326	5,372
Fresenius US Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (b)	4,000	4,225
Laboratory Corp. of America Holdings, 3.20%, 2/1/22	8,200	8,410
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	4,330	4,567
		81,349
Industrials (4.3%):
Air Lease Corp. 3.50%, 1/15/22	5,000	5,152
2.25%, 1/15/23	5,000	5,040
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,383
American Airlines Pass Through Trust 4.38%, 4/1/24 (j)	3,904	4,022
4.40%, 3/22/25	7,499	7,839
4.38%, 12/15/25 (b)	6,205	6,421
Arconic, Inc. 6.15%, 8/15/20	4,984	5,077
5.40%, 4/15/21, Callable 1/15/21 @ 100	5,025	5,165
British Airways Pass Through Trust, 5.63%, 12/20/21 (b)	2,775	2,797
Continental Airlines Pass Through Trust 6.25%, 4/11/20	1,169	1,176
5.50%, 4/29/22	6,393	6,510
Delta Air Lines, Inc., 2.88%, 3/13/20	10,000	10,007
General Dynamics Corp., 1.88%, 8/15/23, Callable 6/15/23 @ 100	5,000	5,048
Molex Electronic Technologies LLC, 2.88%, 4/15/20, Callable 3/15/20 @ 100 (b)	11,892	11,903
Nielsen Finance LLC, 4.50%, 10/1/20, Callable 3/9/20 @ 100	6,793	6,802
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23, Callable 2/15/20 @ 104.63 (b)	4,020	4,214
Ryder System, Inc. 2.50%, 5/11/20, Callable 4/11/20 @ 100, MTN	1,266	1,267
3.50%, 6/1/21, MTN (a)	1,000	1,021
2.80%, 3/1/22, Callable 2/1/22 @ 100, MTN	5,000	5,087
2.50%, 9/1/22, Callable 8/1/22 @ 100, MTN	5,000	5,069
3.40%, 3/1/23, Callable 2/1/23 @ 100, MTN	4,706	4,902
United Airlines Pass Through Trust 5.38%, 2/15/23	2,704	2,792
4.63%, 3/3/24	984	1,017
US Airways, 5.38%, 5/15/23	10,762	11,197
US Airways(INS-MBIA Insurance Corp.), 7.08%, 9/20/22	261	271
Wabtec Corp., 3.19% (LIBOR03M+105bps), 9/15/21, Callable 2/24/20 @ 100 (d)	7,417	7,416
		132,595

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.8%):
Broadcom, Inc., 3.13%, 4/15/21 (b)	$5,000	$5,072
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	5,000	5,053
Jabil, Inc., 5.63%, 12/15/20	1,700	1,751
Leidos Holdings, Inc., 4.45%, 12/1/20, Callable 9/1/20 @ 100	3,261	3,304
Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	10,000	10,259
		25,439
Materials (1.2%):
Albemarle Corp., 2.50%(LIBOR03M+105bps), 11/15/22, Callable 11/15/20 @ 100 (b) (d)	6,364	6,388
Carpenter Technology Corp., 5.20%, 7/15/21, Callable 4/15/21 @ 100	9,350	9,639
Dowdupont, Inc., 3.77%, 11/15/20	5,000	5,075
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	8,403	8,953
The Mosaic Co., 3.25%, 11/15/22, Callable 10/15/22 @ 100	5,000	5,149
		35,204
Real Estate (2.7%):
American Tower Trust 1, 3.07%, 3/15/48, Callable 9/15/21 @ 100 (b)	3,760	3,806
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	5,398	5,531
Corecivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	12,437	12,678
Essex Portfolio LP, 5.20%, 3/15/21, Callable 12/15/20 @ 100	2,500	2,573
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (k)	2,950	3,917
Realty Income Corp., 3.25%, 10/15/22, Callable 7/15/22 @ 100	10,000	10,366
SBA Tower Trust 2.84%, 1/15/25 (b)	6,923	6,984
3.45%, 3/15/48 (b)	10,000	10,393
Senior Housing Properties Trust 6.75%, 4/15/20, Callable 3/9/20 @ 100 (j)	12,612	12,636
6.75%, 12/15/21, Callable 6/15/21 @ 100	6,890	7,259
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (j)	5,000	5,289
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (b) (c)	1,818	1,844
		83,276
Utilities (5.6%):
AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	9,167	9,304
Alliant Energy Finance LLC, 3.75%, 6/15/23, Callable 5/15/23 @ 100 (b)	5,000	5,267
CenterPoint Energy, Inc., 2.50%, 9/1/22, Callable 8/1/22 @ 100	3,000	3,043
Delmarva Power & Light Co., 3.50%, 11/15/23, Callable 8/15/23 @ 100	5,858	6,200
Dominion Energy, Inc. 2.58%, 7/1/20	5,000	5,014
2.72%, 8/15/21	5,000	5,052
DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	14,580	15,453
Duke Energy Corp., 2.40%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,074
Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	2,600	2,649
Exelon Generation Co. LLC, 4.00%, 10/1/20, Callable 7/1/20 @ 100	7,975	8,038
Georgia Power Co., 2.00%, 9/8/20	5,000	5,010
Ipalco Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	8,496	8,519

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mississippi Power Co., 2.60% (LIBOR03M+65bps), 3/27/20, Callable 3/9/20 @ 100 (d)	$5,347	$5,345
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	5,000	5,223
National Grid North America, Inc., 2.38%, 9/30/20	3,400	3,396
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	3,333	3,360
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	5,000	5,261
Sempra Energy 2.40%, 3/15/20, Callable 3/9/20 @ 100	10,000	10,004
2.90%, 2/1/23, Callable 1/1/23 @ 100	3,600	3,705
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,504
Southern Co. Gas Capital Corp., 2.45%, 10/1/23, Callable 8/1/23 @ 100	10,000	10,168
Southern Power Co. 2.38%, 6/1/20, Callable 5/1/20 @ 100	10,000	10,010
2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,666
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,845
The AES Corp., 4.00%, 3/15/21	5,379	5,458
Virginia Electric & Power Co., 2.75%, 3/15/23, Callable 12/15/22 @ 100	5,000	5,136
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	5,000	5,024
WGL Holdings, Inc., 2.44% (LIBOR3M+55bps), 3/12/20 (d)	1,575	1,575
		170,303
Total Corporate Bonds (Cost $1,397,647)		1,421,307
Yankee Dollar (12.1%)
Communication Services (0.4%):
Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100 (b)	5,000	5,096
Pearson Funding Four PLC, 3.75%, 5/8/22 (b)	7,250	7,346
		12,442
Consumer Discretionary (0.1%):
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	2,873	2,885
Consumer Staples (2.4%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (b)	5,000	5,094
Avon International Capital PLC, 6.50%, 8/15/22, Callable 3/16/20 @ 103.94 (b)	10,470	10,852
Grupo Bimbo Sab de CV, 4.50%, 1/25/22 (b)	18,588	19,430
Imperial Brands Finance PLC, 2.95%, 7/21/20 (b)	10,000	10,044
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21, Callable 9/28/21 @ 100 (b)	11,792	11,833
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (b)	15,000	15,190
		72,443
Energy (0.3%):
Aker BP ASA 6.00%, 7/1/22, Callable 3/9/20 @ 103 (b)	8,300	8,549
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (b)	2,000	2,100
		10,649

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financials (3.4%):
BBVA Bancomer SA 6.50%, 3/10/21	$3,000	$3,128
6.50%, 3/10/21 (b)	15,000	15,640
Lloyds Banking Group PLC, 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (d)	10,000	10,203
NA Development Bank, 4.38%, 2/11/20	1,250	1,252
ORIX Corp., 2.90%, 7/18/22	10,000	10,210
Park Aerospace Holdings Ltd. 3.63%, 3/15/21, Callable 2/15/21 @ 100 (b)	2,000	2,030
5.25%, 8/15/22, Callable 7/15/22 @ 100 (b)	8,000	8,557
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	13,000	14,248
Santander UK Group Holdings PLC 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,139
3.37%(LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (d)	5,000	5,164
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/18/20 @ 105.44 (a) (b)	22,790	24,051
Standard Chartered PLC, 2.25%, 4/17/20 (b)	5,000	5,003
		104,625
Health Care (0.4%):
Hikma Pharmaceuticals PLC, 4.25%, 4/10/20	12,669	12,673
Industrials (2.3%):
Air Canada Pass Through Trust 5.00%, 3/15/20 (b)	20,350	20,409
5.38%, 11/15/22 (b)	2,695	2,775
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,366
Avolon Holdings Funding Ltd. 3.95%, 7/1/24, Callable 6/1/24 @ 100 (b)	5,000	5,265
2.88%, 2/15/25, Callable 1/15/25 @ 100 (b)	10,000	10,079
CK Hutchison International Ltd. 2.25%, 9/29/20 (b)	5,000	5,007
1.88%, 10/3/21 (b)	10,000	9,964
2.88%, 4/5/22 (b)	5,000	5,081
Smiths Group PLC, 3.63%, 10/12/22 (b)	7,306	7,509
		71,455
Information Technology (0.2%):
Tyco Electronics Group SA, 2.34% (LIBOR03M+45bps), 6/5/20 (d)	5,000	5,004
Materials (1.1%):
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20	13,654	13,722
Braskem Netherlands Finance BV, 3.50%, 1/10/23 (b)	5,000	5,092
Fresnillo PLC, 5.50%, 11/13/23 (b)	5,000	5,463
POSCO, 2.38%, 1/17/23 (b)	5,000	5,024
Syngenta Finance NV, 3.70%, 4/24/20 (b)	5,000	5,013
		34,314
Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (b)	7,995	8,038

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sovereign Bond (0.5%):
Province of Alberta Canada, 3.35%, 11/1/23 (j)	$5,000	$5,334
Province of Canada, 2.45%, 6/29/22	5,000	5,112
Province of Quebec Canada, 2.63%, 2/13/23	5,000	5,175
		15,621
Utilities (0.7%):
Comision Federal de Electricidad 4.88%, 5/26/21	10,000	10,331
4.88%, 5/26/21 (b)	5,000	5,165
EDP Finance BV, 5.25%, 1/14/21 (b)	5,000	5,150
		20,646
Total Yankee Dollar (Cost $364,989)		370,795
Municipal Bonds (8.3%)
Alabama (0.1%):
The Water Works Board of The City of Birmingham Revenue 2.20%, 1/1/24	1,000	1,012
2.36%, 1/1/25	2,000	2,035
		3,047
Arizona (0.2%):
Arizona Department of Transportation State Highway Fund Revenue, 2.17%, 7/1/26 (c)	4,000	4,090
City of Phoenix Civic Improvement Corp. Revenue, 2.37%, 7/1/25	1,500	1,531
		5,621
California (0.2%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	4,750	4,872
Sequoia Union High School District, GO, 1.74%, 7/1/25 (c)	1,250	1,250
		6,122
Colorado (0.6%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,373
Colorado Health Facilities Authority Revenue Series B, 2.24%, 11/1/22	530	535
Series B, 2.40%, 11/1/23	1,250	1,269
Series B, 2.50%, 11/1/24	1,250	1,279
Denver City & County Housing Authority Revenue 2.15%, 12/1/24	3,850	3,891
2.30%, 12/1/25	2,000	2,033
Metro Wastewater Reclamation District Revenue, Series B, 2.27%, 4/1/26	4,790	4,898
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	510
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,576
		19,364
Connecticut (0.3%):
Connecticut State Health & Educational Facilities Authority Revenue, 3.32%, 7/1/20	3,185	3,189

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State of Connecticut, GO Series A, 3.75%, 9/15/20	$3,700	$3,742
Series A, 3.67%, 8/15/22	3,900	4,090
		11,021
Florida (0.1%):
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,375
Florida Municipal Power Agency Revenue Series B, 2.20%, 10/1/20	1,375	1,377
Series B, 2.38%, 10/1/21	2,500	2,522
		5,274
Georgia (0.2%):
Athens Housing Authority Revenue 2.13%, 12/1/24	1,850	1,871
2.32%, 12/1/25	3,215	3,268
		5,139
Illinois (0.1%):
City of Chicago Wastewater Transmission Revenue, 4.31%, 1/1/21	2,520	2,559
Indiana (0.2%):
Indiana Finance Authority Revenue 2.66%, 3/1/25	1,675	1,702
2.76%, 3/1/26	1,850	1,886
		3,588
Kentucky (0.0%): (m)
Kentucky State Property & Building Commission Revenue Series C, 2.56%, 5/1/21	1,060	1,067
Series C, 2.76%, 5/1/22	250	254
		1,321
Maryland (0.3%):
Maryland Economic Development Corp. Revenue Series B, 2.80%, 6/1/20	3,625	3,622
Series B, 3.05%, 6/1/21	3,670	3,679
Series B, 3.30%, 6/1/22	3,795	3,842
		11,143
Massachusetts (0.6%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	750	770
Massachusetts School Building Authority Revenue Series B, 2.13%, 10/15/24	4,520	4,589
Series B, 2.28%, 10/15/25	4,820	4,918
Massachusetts Water Resources Authority Revenue, Series F, 2.08%, 8/1/25	5,000	5,060
		15,337
Michigan (0.8%):
Clintondale Community Schools, GO 2.61%, 5/1/21	5,395	5,453
2.84%, 5/1/22	4,000	4,104

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ecorse Public School District, GO 2.00%, 5/1/24	$1,250	$1,258
2.09%, 5/1/25	2,200	2,214
Michigan Finance Authority Revenue 2.21%, 12/1/23	1,565	1,582
2.31%, 12/1/24	895	907
2.37%, 9/1/49, (Put Date 9/1/23) (k)	5,944	6,042
Mount Clemens Community School District, GO, Series B, 2.46%, 5/1/20	3,635	3,639
		25,199
Minnesota (0.0%): (m)
Western Minnesota Municipal Power Agency Revenue Series A, 2.28%, 1/1/25	1,000	1,018
Series A, 2.38%, 1/1/26	1,000	1,021
		2,039
Mississippi (0.2%):
Mississippi Development Bank Revenue 2.31%, 1/1/25	2,235	2,274
2.36%, 1/1/26	2,000	2,047
		4,321
Nebraska (0.0%): (m)
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	1,000	1,011
New Jersey (0.9%):
Economic Development Authority Revenue, Series B, 3.50%, 6/15/20	850	853
New Jersey Economic Development Authority Revenue 3.70%, 6/15/21	550	560
Series B, 3.52%, 7/1/20	625	627
Series B, 3.65%, 7/1/21	495	503
Series NNN, 2.78%, 6/15/23	2,042	2,065
Series YY, 4.45%, 6/15/20	12,500	12,566
New Jersey Educational Facilities Authority Revenue 2.25%, 9/1/20	2,615	2,614
2.47%, 9/1/21	7,450	7,482
North Hudson Sewerage Authority Revenue 2.43%, 6/1/24	1,200	1,221
2.59%, 6/1/25	1,000	1,023
		29,514
New York (0.7%):
Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	2,000	2,064
Madison County Capital Resource Corp. Revenue 2.23%, 7/1/24	1,200	1,229
2.39%, 7/1/25	2,670	2,759
2.52%, 7/1/26	3,050	3,167
New York State Dormitory Authority Revenue 2.24%, 7/1/20	1,270	1,271
2.44%, 7/1/21	1,550	1,560
Series A, 2.57%, 7/1/20	5,125	5,115

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	$1,000	$1,011
Town of Oyster Bay, GO, 3.80%, 2/1/20	1,830	1,830
		20,006
North Carolina (0.0%): (m)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	509
Ohio (0.2%):
City of Cleveland Airport System Revenue 2.49%, 1/1/25	2,000	2,043
2.59%, 1/1/26	2,000	2,056
		4,099
Pennsylvania (0.4%):
Pennsylvania IDA Revenue, 2.97%, 7/1/21 (b)	3,265	3,288
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (b) (k)	2,805	2,856
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (b) (k)	1,415	1,443
Scranton School District, GO(INS-Build America Mutual Assurance Co.) 2.50%, 4/1/23	1,815	1,831
2.60%, 4/1/24	1,730	1,755
2.72%, 4/1/25	900	921
2.82%, 4/1/26	1,000	1,033
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,518
		14,645
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,150
South Dakota (0.0%):
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.31%, 7/1/23	1,500	1,520
Series B, 2.38%, 7/1/24	1,350	1,372
		2,892
Tennessee (0.1%):
The Metropolitan Nashville Airport Authority Revenue(LOC-Regions Bank), 1.78%, 4/1/30, Callable 2/14/20 @ 100 (l)	2,835	2,835
Texas (0.8%):
City of Houston, GO 2.62%, 3/1/21	1,690	1,704
2.77%, 3/1/22	1,240	1,266
2.98%, 3/1/23	1,900	1,972
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,039
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,015
Texas A&M University Revenue Series A, 2.89%, 5/15/22	5,000	5,159
Series A, 2.95%, 5/15/23	1,585	1,659
Series B, 2.12%, 5/15/24	3,845	3,935
		21,749
See notes to financial statements.

23

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virginia (0.6%):
City of Norfolk VA, GO, Series B, 2.03%, 10/1/24	$3,950	$3,999
Virginia Resources Authority Revenue, 2.26%, 11/1/25	1,818	1,855
Virginia Small Business Financing Authority Revenue, 3.00%, 7/1/50, (Put Date 12/31/20) (b) (k)	10,000	9,999
		15,853
Wisconsin (0.6%):
Public Finance Authority Revenue(LOC-Citizens Financial Group) 2.75%, 6/1/20, Continuously Callable @100	5,400	5,399
3.75%, 2/1/22, Continuously Callable @100	6,500	6,502
State of Wisconsin Revenue Series A, 1.90%, 5/1/25 (c)	2,000	2,012
Series A, 2.10%, 5/1/26 (c)	1,000	1,007
State of Wisconsin, GO, Series 2, 1.88%, 5/1/25 (c)	2,500	2,526
		17,446
Total Municipal Bonds (Cost $250,324)		253,804
U.S. Government Agency Mortgages (0.8%)
Federal Home Loan Mortgage Corp. 5.00%, 5/1/20	6	6
5.00%, 9/1/20	18	18
5.50%, 4/1/21	58	59
Series K023 Class X1, 1.37%, 8/25/22 (e) (f)	65,861	1,650
4.49%(LIBOR12M+163bps), 4/1/35 (d)	443	456
		2,189
Federal National Mortgage Association 5.50%, 12/1/20	31	31
5.00%, 12/1/21	16	17
Series 2012-M8 Class X2, 0.74%, 5/25/22 (e) (f)	56,426	602
Series 2013-M1 Class X2, 0.64%, 8/25/22 (e) (f)	47,570	462
6.00%, 10/1/22	87	91
6.00%, 1/1/23	116	121
6.00%, 1/1/23	227	236
5.50%, 2/1/23	89	93
4.50%, 5/1/23	72	75
5.00%, 6/1/23	84	87
5.50%, 6/1/23	222	231
6.00%, 7/1/23	88	92
5.00%, 9/1/23	12	13
5.50%, 9/1/23	50	53
4.50%, 2/1/24	33	34
5.00%, 2/1/24	128	134
5.50%, 6/1/24	205	213
2.50%, 4/1/27	2,459	2,506
2.50%, 5/1/27	7,007	7,144
2.50%, 8/1/27	4,206	4,288

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares Principal Amount	Value
2.50%, 8/1/27	$3,319	$3,384
Series 2012-104 Class HC, 1.25%, 9/25/27	2,488	2,443
		22,350
Total U.S. Government Agency Mortgages (Cost $23,549)		24,539
U.S. Treasury Obligations (5.0%)
U.S. Treasury Notes 1.38%, 2/29/20	14,000	13,996
1.38%, 3/31/20 (a)	28,000	27,989
1.38%, 9/30/20 (a)	34,550	34,508
1.63%, 11/30/20 (a)	25,000	25,017
1.38%, 1/31/21	5,000	4,994
1.13%, 2/28/21	5,000	4,980
1.88%, 11/30/21	15,000	15,139
1.88%, 8/31/22	5,000	5,071
1.38%, 6/30/23	10,080	10,101
1.75%, 6/30/24	5,000	5,091
1.50%, 11/30/24	5,000	5,041
Total U.S. Treasury Obligations (Cost $151,193)		151,927
Commercial Paper (1.9%)
Broadcom, Inc. 2.54%, 2/20/20 (b) (n)	1,608	1,606
2.58%, 3/10/20 (b) (n)	10,000	9,972
Crown Castle International Corp., 2.65%, 2/4/20 (b) (n)	20,000	19,993
CSLB Holdings, Inc., 1.83%, 2/6/20 (b) (n)	7,500	7,498
Eversource Energy, 1.80%, 2/7/20 (b) (n)	1,400	1,400
Hyundai Capital America 1.68%, 2/4/20 (b) (n)	5,000	4,999
1.69%, 2/5/20 (b) (n)	5,700	5,699
ViacomCBS, Inc., 1.68%, 2/3/20 (b) (n)	6,500	6,499
Total Commercial Paper (Cost $57,675)		57,666
Collateral for Securities Loaned^(0.6%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (o)	18,715,457	18,715
Total Collateral for Securities Loaned (Cost $18,715)		18,715
Total Investments (Cost $3,055,577) — 101.6%		3,105,170
Liabilities in excess of other assets — (1.6)%		(45,986)
NET ASSETS — 100.00%		$3,059,184

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been designated as collateral for futures contracts and/or securities purchased on a when issued basis.

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $1,279,380 thousand and amounted to 39.9% of net assets.

(c)  Security purchased on a when-issued basis.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2020.

(e)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2020.

(f)  Security is interest only.

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of January 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(h)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At January 31, 2020, illiquid securities were 0.2% of the Fund's net assets.

(j)  All or a portion of this security is on loan.

(k)  Put Bond.

(l)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)  Amount represents less than 0.05% of net assets.

(n)  Rate represents the effective yield at January 31, 2020.

(o)  Rate disclosed is the daily yield on January 31, 2020.

bps — Basis points

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

  LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Line Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2020

  (Unaudited)

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS — Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Future	300	3/31/20	$35,696,039	$36,096,094	$400,055
	Total unrealized appreciation				$400,055
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$400,055

See notes to financial statements.

27

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Short-Term Bond Fund
Assets:
Investments, at value (Cost $3,055,577)	$3,105,170	(a)
Cash and cash equivalents	5,812
Deposits with brokers for futures contracts	741
Receivables:
Interest and dividends	22,913
Capital shares issued	2,447
Investments sold	380
Variation margin on open futures contracts	77
From Adviser	8
Prepaid expenses	9
Total assets	3,137,557
Liabilities:
Payables:
Collateral received on loaned securities	18,715
Distributions payable	359
Investments purchased	55,837
Capital shares redeemed	2,046
Accrued expenses and other payables:
Investment advisory fees	515
Administration fees	306
Custodian fees	130
Transfer agent fees	271
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	193
Total liabilities	78,373
Net Assets:
Capital	3,007,238
Total distributable earnings/(loss)	51,946
Net assets	$3,059,184
Net Assets:
Fund Shares	$1,150,713
Institutional Shares	1,888,924
Adviser Shares	12,016
R6 Shares	7,531
Total	$3,059,184
Shares (unlimited number of shares authorized with no par value):
Fund Shares	124,031
Institutional Shares	203,703
Adviser Shares	1,295
R6 Shares	811
Total	329,840
Net asset value, offering and redemption price per share: (c)
Fund Shares	$9.28
Institutional Shares	9.27
Adviser Shares	9.28
R6 Shares	9.28

(a)  Includes $18,172 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

28

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Short-Term Bond Fund
Investment Income:
Dividends	$1,487
Interest	48,457
Securities lending (net of fees)	11
Total Income	49,955
Expenses:
Investment advisory fees	3,034
Administration fees — Fund Shares	879
Administration fees — Institutional Shares	921
Administration fees — Adviser Shares	10
Administration fees — R6 Shares	2
Sub-Administration fees	14
12b-1 fees — Adviser Shares	17
Custodian fees	101
Transfer agent fees — Fund Shares	850
Transfer agent fees — Institutional Shares	921
Transfer agent fees — Adviser Shares	3
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	22
Compliance fees	9
Legal and audit fees	55
State registration and filing fees	61
Interest expense on interfund lending	—	(a)
Other expenses	171
Total Expenses	7,070
Expenses waived/reimbursed by Adviser	(13)
Net Expenses	7,057
Net Investment Income (Loss)	42,898
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	3,455
Net realized gains (losses) from affiliated security transactions	12
Net realized gains (losses) from futures contracts	(213)
Net change in unrealized appreciation/depreciation on investment securities	20,104
Net change in unrealized appreciation/depreciation on futures contracts	400
Net realized/unrealized gains (losses) on investments	23,758
Change in net assets resulting from operations	$66,656

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

29

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Short-Term Bond Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$42,898	$88,630
Net realized gains (losses) from investments	3,254	(354)
Net change in unrealized appreciation (depreciation) on investments	20,504	51,945
Change in net assets resulting from operations	66,656	140,221
Distributions to Shareholders:
Fund Shares	(16,595)	(31,432)
Institutional Shares	(27,020)	(57,077)
Adviser Shares	(175)	(417)
R6 Shares	(107)	(150)
Change in net assets resulting from distributions to shareholders	(43,897)	(89,076)
Change in net assets resulting from capital transactions	25,018	(281,820)
Change in net assets	47,777	(230,675)
Net Assets:
Beginning of period	3,011,407	3,242,082
End of period	$3,059,184	$3,011,407
Capital Transactions:
Fund Shares
Proceeds from shares issued	$98,176	$231,270
Distributions reinvested	16,317	30,563
Cost of shares redeemed	(140,444)	(300,518)
Total Fund Shares	$(25,951)	$(38,685)
Institutional Shares
Proceeds from shares issued	$205,354	$419,712
Distributions reinvested	26,806	53,713
Cost of shares redeemed	(179,914)	(708,728)
Total Institutional Shares	$52,246	$(235,303)
Adviser Shares
Proceeds from shares issued	$1,386	$2,697
Distributions reinvested	86	212
Cost of shares redeemed	(4,777)	(10,972)
Total Adviser Shares	$(3,305)	$(8,063)
R6 Shares
Proceeds from shares issued	$2,370	$226
Distributions reinvested	32	6
Cost of shares redeemed	(374)	(1)
Total R6 Shares	$2,028	$231
Change in net assets resulting from capital transactions	$25,018	$(281,820)

(continues on next page)

See notes to financial statements.

30

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Short-Term Bond Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Share Transactions:
Fund Shares
Issued	10,627	25,391
Reinvested	1,765	3,351
Redeemed	(15,202)	(33,004)
Total Fund Shares	(2,810)	(4,262)
Institutional Shares
Issued	22,238	46,093
Reinvested	2,901	5,894
Redeemed	(19,486)	(77,547)
Total Institutional Shares	5,653	(25,560)
Adviser Shares
Issued	150	296
Reinvested	9	23
Redeemed	(517)	(1,207)
Total Adviser Shares	(358)	(888)
R6 Shares
Issued	257	24
Reinvested	3	1
Redeemed	(41)	— (a)
Total R6 Shares	219	25
Change in Shares	2,704	(30,685)

(a)  Represents less than 500 shares.

See notes to financial statements.

31

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Short-Term Bond Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$9.21	0.13	(d)	0.07	0.20	(0.13)	—	(e)
Year Ended July 31, 2019	$9.06	0.24		0.15	0.39	(0.24)	—	(e)
Year Ended July 31, 2018	$9.21	0.20		(0.15)	0.05	(0.20)	—	(e)
Year Ended July 31, 2017	$9.20	0.17		0.01	0.18	(0.17)	—
Year Ended July 31, 2016	$9.15	0.16		0.05	0.21	(0.16)	—
Year Ended July 31, 2015	$9.23	0.15		(0.08)	0.07	(0.15)	—	(e)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$9.20	0.13	(d)	0.08	0.21	(0.14)	—	(e)
Year Ended July 31, 2019	$9.06	0.25		0.14	0.39	(0.25)	—	(e)
Year Ended July 31, 2018	$9.21	0.21		(0.15)	0.06	(0.21)	—	(e)
Year Ended July 31, 2017	$9.20	0.18		0.01	0.19	(0.18)	—
Year Ended July 31, 2016	$9.15	0.17		0.05	0.22	(0.17)	—
Year Ended July 31, 2015	$9.23	0.16		(0.08)	0.08	(0.16)	—	(e)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005.

See notes to financial statements.

32

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Short-Term Bond Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.13)	$9.28	2.21%	0.53%	2.77%	0.53%	$1,150,713	26%
Year Ended July 31, 2019	(0.24)	$9.21	4.43%	0.57%	2.68%	0.57%	$1,167,973	48%
Year Ended July 31, 2018	(0.20)	$9.06	0.54%	0.59%	2.18%	0.59%	$1,188,259	39%
Year Ended July 31, 2017	(0.17)	$9.21	2.02%	0.63%	1.90%	0.63%	$1,301,428	31%
Year Ended July 31, 2016	(0.16)	$9.20	2.34%	0.61%	1.76%	0.61%	$1,400,054	22%
Year Ended July 31, 2015	(0.15)	$9.15	0.83%	0.62%	1.65%	0.62%	$1,823,922	31%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.14)	$9.27	2.26%	0.43%	2.87%	0.43%	$1,888,924	26%
Year Ended July 31, 2019	(0.25)	$9.20	4.42%	0.47%	2.78%	0.47%	$1,822,756	48%
Year Ended July 31, 2018	(0.21)	$9.06	0.65%	0.48%	2.29%	0.48%	$2,025,651	39%
Year Ended July 31, 2017	(0.18)	$9.21	2.13%	0.53%	2.00%	0.53%	$1,954,307	31%
Year Ended July 31, 2016	(0.17)	$9.20	2.44%	0.51%	1.87%	0.51%	$1,942,385	22%
Year Ended July 31, 2015	(0.16)	$9.15	0.95%	0.50%	1.76%	0.50%	$2,237,771	31%

(continues on next page)

See notes to financial statements.

33

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Short-Term Bond Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	$9.21	0.12	(d)	0.07	0.19	(0.12)	—	(e)
Year Ended July 31, 2019	$9.06	0.22		0.15	0.37	(0.22)	—	(e)
Year Ended July 31, 2018	$9.21	0.18		(0.15)	0.03	(0.18)	—	(e)
Year Ended July 31, 2017	$9.20	0.16		0.01	0.17	(0.16)	—
Year Ended July 31, 2016	$9.15	0.14		0.05	0.19	(0.14)	—
Year Ended July 31, 2015	$9.23	0.13		(0.08)	0.05	(0.13)	—	(e)
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	$9.21	0.14	(d)	0.07	0.21	(0.14)	—	(e)
Year Ended July 31, 2019	$9.07	0.26		0.14	0.40	(0.26)	—	(e)
Year Ended July 31, 2018	$9.21	0.22		(0.14)	0.08	(0.22)	—	(e)
December 1, 2016 (g) through July 31, 2017	$9.12	0.13		0.09	0.22	(0.13)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005.

(f)  Prior to December 1, 2014, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.

(g)  Commencement of operations.

See notes to financial statements.

34

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Short-Term Bond Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.12)	$9.28	2.10%	0.73%		2.57%	0.84%	$12,016	26%
Year Ended July 31, 2019	(0.22)	$9.21	4.17%	0.82%		2.43%	0.82%	$15,222	48%
Year Ended July 31, 2018	(0.18)	$9.06	0.38%	0.74%		2.02%	0.74%	$23,030	39%
Year Ended July 31, 2017	(0.16)	$9.21	1.82%	0.82%		1.70%	0.82%	$21,532	31%
Year Ended July 31, 2016	(0.14)	$9.20	2.08%	0.86%		1.52%	0.86%	$12,747	22%
Year Ended July 31, 2015	(0.13)	$9.15	0.59%	0.85	%(f)	1.41%	0.85%	$13,304	31%
R6 Shares
Six-Months Ended January 31, 2020 (unaudited)	(0.14)	$9.28	2.28%	0.39%		2.91%	0.56%	$7,531	26%
Year Ended July 31, 2019	(0.26)	$9.21	4.50%	0.39%		2.86%	0.71%	$5,456	48%
Year Ended July 31, 2018	(0.22)	$9.07	0.85%	0.39%		2.38%	0.67%	$5,142	39%
December 1, 2016 (g) through July 31, 2017	(0.13)	$9.21	2.43%	0.39%		2.14%	1.02%	$5,129	31%

See notes to financial statements.

35

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Short Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$565,132	$—	$565,132
Collateralized Mortgage Obligations	—	164,581	—	164,581
Preferred Stocks	5,636	23,697	5,475	34,808
Convertible Corporate Bonds	—	28,027	—	28,027
Senior Secured Loans	—	13,869	—	13,869
Corporate Bonds	—	1,792,102	—	1,792,102
Municipal Bonds	—	253,804	—	253,804
U.S. Government Agency Mortgages	—	24,539	—	24,539
U.S. Treasury Obligations	—	151,927	—	151,927
Commercial Paper	—	57,666	—	57,666
Collateral for Securities Loaned	18,715	—	—	18,715
Total	$24,351	$3,075,344	$5,475	$3,105,170
Other Financial Investments^:
Assets:
Futures Contracts	400	—	—	400
Total	$400	$—	$—	$400

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. With exchange-listed futures contracts, counterparty credit risk to the Fund is limited

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at January 31, 2020, did not include master netting provisions.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Interest Rate Risk Exposure:	$400

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six-months ended January 31, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure:	$(213)	$400

All open derivative positions at period end are reflected in the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand.

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$18,172	$—	$18,715

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For

41

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

the six-months ended January 31, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$11,203	$2,798	$12

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S Government Securities
$916,545	$690,745	$31,335	$64,684

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.2%
USAA Target Retirement Income Fund	1.6%
USAA Target Retirement 2020 Fund	2.6%
USAA Target Retirement 2030 Fund	1.9%
USAA Target Retirement 2040 Fund	0.7%
USAA Target Retirement 2050 Fund	0.2%
USAA Target Retirement 2060 Fund	0.0%*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of each class within the Lipper Short Investment Grade Debt Funds category.

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The performance period for each class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(1)	Annual Adjustment Rate (in basis points)(1)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(1)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.53%, 0.43%, 0.73%, and 0.39% for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$13

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

44

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

	Amount Borrower or Lender	Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA Short-Term Bond Fund	Borrower	$—	$5,136	1	2.67%	$5,136

*For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute monthly any net investment income. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

46

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019, through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,022.10	$1,022.47	$2.69	$2.69	0.53%
Institutional Shares	1,000.00	1,022.60	1,022.97	2.19	2.19	0.43%
Adviser Shares	1,000.00	1,021.00	1,021.47	3.71	3.71	0.73%
R6 Shares	1,000.00	1,022.80	1,023.18	1.98	1.98	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

47

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23426-0320

JANUARY 31, 2020

Semi Annual Report

USAA Small Cap Stock Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information	33
Expense Examples	33
Proxy Voting and Portfolio Holdings Information	33
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Small Cap Stock Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Small Cap Stock Fund seeks long-term growth of capital.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Radian Group, Inc.	0.8%
Enphase Energy, Inc.	0.7%
Portland General Electric Co.	0.7%
NorthWestern Corp.	0.7%
WNS Holdings Ltd.	0.7%
International Bancshares Corp.	0.6%
Exact Sciences Corp.	0.6%
Repligen Corp.	0.6%
Limelight Networks, Inc.	0.6%
Cathay General Bancorp	0.5%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Small Cap Stock Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*
1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (2.2%):
ANGI Homeservices, Inc. Class A (a) (b)	25,426	$204
Cogent Communications Holdings, Inc.	31,454	2,231
Gray Television, Inc. (a)	286,635	5,813
Liberty Broadband Corp. Class A (a)	18,139	2,387
Liberty TripAdvisor Holdings, Inc. (a)	125,405	739
Live Nation Entertainment, Inc. (a)	3,392	231
Match Group, Inc. (a) (b)	2,948	231
Meredith Corp. (b)	52,089	1,565
MSG Networks, Inc. Class A (a) (b)	108,038	1,643
Sinclair Broadcast Group, Inc. Class A	64,404	1,927
TechTarget, Inc. (a)	93,500	2,374
TEGNA, Inc.	326,710	5,522
The E.W. Scripps Co. Class A	49,500	601
Vonage Holdings Corp. (a)	830,550	7,367
Yelp, Inc. (a)	52,300	1,704
		34,539
Consumer Discretionary (8.7%):
Aaron's, Inc.	62,352	3,701
Afya Ltd. Class A (a)	72,481	2,164
American Axle & Manufacturing Holdings, Inc. (a)	227,700	2,104
American Eagle Outfitters, Inc.	358,265	5,159
American Outdoor Brands Corp. (a)	130,600	1,230
Bed Bath & Beyond, Inc. (b)	252,516	3,598
Big Lots, Inc.	49,974	1,352
Bright Horizons Family Solutions, Inc. (a)	19,300	3,160
Burlington Stores, Inc. (a)	7,914	1,721
Carriage Services, Inc.	32,800	776
Cavco Industries, Inc. (a) (b)	7,096	1,590
Century Communities, Inc. (a)	21,800	647
Chegg, Inc. (a)	164,654	6,789
Chewy, Inc. (a)	30,751	815
Clarus Corp.	88,217	1,166
Cooper Tire & Rubber Co.	109,257	2,894
Cracker Barrel Old Country Store, Inc. (b)	11,400	1,743
Crocs, Inc. (a)	59,206	2,244
Dana, Inc.	231,053	3,560
Designer Brands, Inc. Class A	39,932	569
Dillard's, Inc. Class A (b)	29,600	1,798
Etsy, Inc. (a)	80,561	3,932
Five Below, Inc. (a)	14,640	1,658
Gentherm, Inc. (a)	108,202	4,990
G-III Apparel Group Ltd. (a)	30,500	830
Grand Canyon Education, Inc. (a)	3,391	265
Green Brick Partners, Inc. (a)	68,800	797
Group 1 Automotive, Inc.	53,147	5,355
Helen of Troy Ltd. (a)	7,553	1,428
Jack in the Box, Inc.	33,883	2,770

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KB Home	165,392	$6,210
Kontoor Brands, Inc.	64,333	2,453
Laureate Education, Inc. (a)	28,000	584
Levi Strauss & Co. Class A (b)	198,265	3,895
Lithia Motors, Inc. Class A	13,400	1,818
Luckin Coffee, Inc., ADR (a) (b)	96,427	3,133
M/I Homes, Inc. (a)	50,900	2,259
Motorcar Parts of America, Inc. (a)	132,917	2,640
Murphy USA, Inc. (a)	5,100	521
Office Depot, Inc.	1,011,617	2,246
OneSpaWorld Holdings Ltd. (b)	78,759	1,182
Planet Fitness, Inc. Class A (a)	20,050	1,620
RH (a)	14,100	2,943
RumbleON, Inc. Class B (a)	97,600	50
Sally Beauty Holdings, Inc. (a)	56,654	870
Signet Jewelers Ltd.	109,422	2,660
Skyline Champion Corp. (a)	101,620	2,922
Stamps.com, Inc. (a)	8,980	669
Steven Madden Ltd.	76,100	2,934
Strategic Education, Inc.	6,577	1,067
Taylor Morrison Home Corp. Class A (a)	263,610	6,823
Texas Roadhouse, Inc.	49,657	3,104
The Cato Corp. Class A	45,472	729
The Cheesecake Factory, Inc. (b)	40,400	1,551
The Children's Place, Inc. (b)	33,326	1,989
TRI Pointe Group, Inc. (a)	152,526	2,480
ZAGG, Inc. (a) (b)	94,878	717
		130,874
Consumer Staples (2.1%):
B&G Foods, Inc. (b)	77,900	1,251
C&C Group PLC	366,674	1,734
Cal-Maine Foods, Inc.	34,000	1,213
Cranswick PLC	50,255	2,369
Edgewell Personal Care Co. (a)	127,873	3,302
Grocery Outlet Holding Corp. (a) (b)	67,664	2,215
Hostess Brands, Inc. (a)	124,712	1,674
Medifast, Inc. (b)	11,000	1,063
Performance Food Group Co. (a)	117,291	6,075
Sanderson Farms, Inc.	9,100	1,253
Spectrum Brands Holdings, Inc.	42,220	2,593
The Boston Beer Co., Inc. Class A (a)	5,500	1,960
The Simply Good Foods Co. (a)	63,600	1,461
Universal Corp.	32,146	1,709
		29,872
Energy (3.8%):
Arch Coal, Inc. Class A	62,896	3,241
Archrock, Inc.	58,000	484
Bonanza Creek Energy, Inc. (a)	45,600	829
Cactus, Inc.	68,400	1,971

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Callon Petroleum Co. (a)	947,585	$2,843
CNX Resources Corp. (a)	413,987	2,993
CONSOL Energy, Inc. (a)	42,792	348
CVR Energy, Inc.	64,994	2,249
Delek US Holdings, Inc.	159,300	4,374
DHT Holdings, Inc.	148,700	837
Dorian LPG Ltd. (a)	126,625	1,661
Dril-Quip, Inc. (a)	72,057	2,948
Era Group, Inc. (a)	294,637	2,929
Kosmos Energy Ltd.	331,230	1,693
Magnolia Oil & Gas Corp. (a)	255,546	2,688
Montage Resources Corp. (a) (b)	77,700	284
Nordic American Tankers Ltd.	168,800	571
Parsley Energy, Inc. Class A	125,995	2,097
Peabody Energy Corp.	177,987	1,203
Propetro Holding Corp. (a)	271,998	2,649
Renewable Energy Group, Inc. (a) (b)	102,028	2,681
REX American Resources Corp. (a)	17,559	1,323
Ring Energy, Inc. (a) (b)	1,483,220	3,204
Scorpio Tankers, Inc.	128,859	3,008
SEACOR Holdings, Inc. (a)	90,528	3,403
SEACOR Marine Holdings, Inc. (a)	177,851	1,856
Talos Energy, Inc. (a)	74,049	1,625
Transocean Ltd. (a)	92,100	420
World Fuel Services Corp.	31,100	1,217
		57,629
Financials (18.9%):
1st Source Corp. (b)	143,596	6,777
Amerant Bancorp, Inc. (a)	66,986	1,248
American Equity Investment Life Holding Co.	199,100	5,259
AMERISAFE, Inc.	25,247	1,727
Argo Group International Holdings Ltd.	25,757	1,690
Atlantic Union Bankshares Corp.	61,020	2,056
Banc of California, Inc.	151,774	2,422
Banco Latinoamericano Comercio Exterior SA Class E	19,001	383
Bank OZK Class A	119,224	3,241
BGC Partners, Inc. Class A	591,029	3,410
Boston Private Financial Holdings, Inc.	123,562	1,409
Brighthouse Financial, Inc. (a)	33,900	1,319
Brightsphere Investment Group	218,138	2,009
Cannae Holdings, Inc. (a)	39,800	1,618
Cathay General Bancorp	230,772	8,323
Centerstate Banks, Inc.	66,000	1,489
Central Pacific Financial Corp.	67,075	1,860
CNO Financial Group, Inc.	250,600	4,407
Community Bank System, Inc.	83,354	5,524
ConnectOne Bancorp, Inc. Class A	80,542	1,901
Customers Bancorp, Inc. Class A (a)	144,911	3,099
eHealth, Inc. (a)	28,718	3,020
Encore Capital Group, Inc. (a)	53,603	1,820

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Enova International, Inc. (a)	159,985	$4,009
Enterprise Financial Services Corp.	41,800	1,819
Essent Group Ltd.	67,319	3,340
FBL Financial Group, Inc. Class A	3,164	170
Federal Agricultural Mortgage Corp.	7,375	563
FGL Holdings	334,289	3,226
Financial Institutions, Inc.	12,500	385
First Bancorp, Inc.	356,677	3,306
First Busey Corp.	176,481	4,500
First Financial Corp. Class A	22,984	959
First Internet Bancorp	42,600	1,129
First Merchants Corp.	58,200	2,313
First Midwest Bancorp, Inc.	160,254	3,195
Flagstar Bancorp, Inc. Class A	50,800	1,790
Flushing Financial Corp.	256,227	5,091
Fulton Financial Corp.	488,239	8,042
Great Ajax Corp.	82,600	1,246
Great Western Bancorp, Inc.	180,330	5,329
Green Dot Corp. Class A (a)	57,153	1,719
Hallmark Financial Services, Inc. (a)	77,300	1,330
Hancock Whitney Corp. Class B	124,900	4,964
Hanmi Financial Corp.	67,519	1,136
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,300	726
HBT Financial, Inc. (a)	113,434	2,193
Hope Bancorp, Inc.	208,018	2,892
Independent Bank Group, Inc.	16,000	856
International Bancshares Corp.	235,679	9,285
Invesco Mortgage Capital, Inc.	73,700	1,290
James River Group Holdings Ltd.	44,036	1,891
Kemper Corp.	31,183	2,321
Kinsale Capital Group, Inc.	32,218	3,679
Lakeland Financial Corp.	54,000	2,562
Luther Burbank Corp.	59,700	616
Meridian Bancorp, Inc.	77,370	1,392
Metropolitan Bank Holding Corp. (a)	6,700	329
MGIC Investment Corp.	413,414	5,701
Mid Penn BanCorp, Inc.	15,700	377
Morningstar, Inc.	20,331	3,190
National General Holdings Corp.	86,591	1,885
Navient Corp.	81,800	1,176
NBT Bancorp, Inc.	42,760	1,616
Northwest Bancshares, Inc.	237,825	3,740
OFG Bancorp	69,400	1,368
Onemain Holdings, Inc.	48,000	2,034
Oppenheimer Holdings, Inc.	39,223	1,081
Pacific Premier Bancorp, Inc.	33,100	986
Park National Corp.	20,584	1,955
Pennymac Financial Services	67,100	2,263
Pennymac Mortgage Investment Trust	44,300	1,030
Piper Sandler Cos.	32,571	2,685

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Preferred Bank	46,871	$2,817
Primerica, Inc.	21,961	2,604
ProAssurance Corp.	74,800	2,272
Provident Financial Services, Inc.	117,440	2,679
Radian Group, Inc.	509,336	12,472
RBB Bancorp	61,500	1,210
Ready Capital Corp.	65,900	1,075
Renasant Corp.	32,500	1,038
S&T Bancorp, Inc.	61,483	2,311
ServisFirst Bancshares, Inc.	58,352	2,144
Simmons First National Corp. Class A	32,200	772
SLM Corp.	286,739	3,131
Solar Capital Ltd.	187,083	3,845
South State Corp.	15,100	1,142
Southside Bancshares, Inc.	45,942	1,612
Stifel Financial Corp.	85,404	5,525
Stock Yards Bancorp, Inc.	8,718	338
Synovus Financial Corp.	118,604	4,153
Texas Capital Bancshares, Inc. (a)	51,517	2,831
The Bancorp, Inc. (a)	32,000	379
The Bank of NT Butterfield & Son Ltd.	185,769	6,171
The First of Long Island Corp.	13,400	296
Tompkins Financial Corp. (b) (c)	24,070	2,072
Tradeweb Markets, Inc. Class A	118,833	5,487
TrustCo Bank Corp.	184,318	1,462
Trustmark Corp.	103,267	3,302
UMB Financial Corp.	53,589	3,562
United Community Banks, Inc.	47,900	1,337
Universal Insurance Holdings, Inc.	53,200	1,295
Valley National Bancorp	179,100	1,886
Virtus Investment Partners, Inc.	17,200	2,116
Waddell & Reed Financial, Inc. Class A (b)	331,784	5,302
Walker & Dunlop, Inc.	89,749	5,957
Washington Federal, Inc.	132,600	4,508
Washington Trust Bancorp, Inc.	5,582	264
Western Asset Mortgage Capital Corp.	50,200	533
White Mountains Insurance Group Ltd.	1,230	1,374
World Acceptance Corp. (a)	20,100	1,738
		289,703
Health Care (13.6%):
10X Genomics, Inc. Class A (a)	546	50
1Life Healthcare, Inc. (a)	17,520	387
ABIOMED, Inc. (a)	22,249	4,145
Acceleron Pharma, Inc. (a)	42,159	3,828
Adaptive Biotechnologies Corp. (a)	23,059	690
Aerie Pharmaceuticals, Inc. (a) (b)	169,125	3,464
Akero Therapeutics, Inc. (a)	30,654	757
Allscripts Healthcare Solutions, Inc. (a)	248,515	2,132
Amedisys, Inc. (a)	32,000	5,647
AMN Healthcare Services, Inc. (a)	22,683	1,528

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Aprea Therapeutics, Inc. (a)	19,523	$749
Argenx SE, ADR (a)	42,381	6,115
Arrowhead Pharmaceuticals, Inc. (a)	41,883	1,755
Athenex, Inc. (a) (b)	40,446	542
AtriCure, Inc. (a)	22,695	883
Aurinia Pharmaceuticals, Inc. (a)	185,949	3,404
Avid Bioservices, Inc. (a)	46,100	305
Avrobio, Inc. (a)	27,153	590
Axogen, Inc. (a)	49,424	611
Bicycle Therapeutics Ltd. (a) (b)	24,619	270
Biodelivery Sciences International, Inc. (a)	123,200	647
Black Diamond Therapeutics, Inc. (a)	9,643	362
Bluebird Bio, Inc. (a)	7,182	572
Cabaletta Bio, Inc. (a)	68,072	1,118
Cara Therapeutics, Inc. (a) (b)	47,628	767
Cardiovascular Systems, Inc. (a)	55,735	2,530
Castle Biosciences, Inc. (a) (b)	59,125	1,823
Cellectis SA, ADR (a)	14,000	217
Collegium Pharmaceutical, Inc. (a)	127,131	2,557
CONMED Corp.	33,298	3,386
CRISPR Therapeutics AG (a)	8,978	466
Cryoport, Inc. (a) (b)	163,350	2,926
Cymabay Therapeutics, Inc. (a)	71,534	110
CytomX Therapeutics, Inc. Class A (a)	27,423	203
Cytosorbents Corp. (a) (b)	301,767	1,490
Deciphera Pharmaceuticals, Inc. (a)	29,579	1,853
DexCom, Inc. (a)	14,152	3,407
Dicerna Pharmaceuticals, Inc. (a)	30,361	599
Enanta Pharmaceuticals, Inc. (a)	31,946	1,646
Encompass Health Corp.	24,287	1,871
Endo International PLC (a)	106,105	602
Esperion Therapeutics, Inc. (a) (b)	52,745	2,852
Evolent Health, Inc. (a)	176,145	1,776
Exact Sciences Corp. (a)	95,791	8,936
Fennec Pharmaceuticals, Inc. (a) (b)	173,245	1,154
Flexion Therapeutics, Inc. (a) (b)	81,644	1,430
Fluidigm Corp. (a)	117,722	452
Genfit, ADR (a) (b)	29,658	504
Globus Medical, Inc. (a)	51,828	2,710
Guardant Health, Inc. (a)	18,050	1,373
HealthEquity, Inc. (a)	75,966	5,018
HMS Holdings Corp. (a)	36,300	992
Immunomedics, Inc. (a)	159,729	2,966
Insmed, Inc. (a)	126,576	2,600
Inspire Medical System, Inc. (a)	36,289	2,714
Insulet Corp. (a)	21,431	4,157
Intercept Pharmaceuticals, Inc. (a)	10,317	953
Invacare Corp.	5,398	42
Ionis Pharmaceuticals, Inc. (a)	3,164	185
Iovance Biotherapeutics, Inc. (a)	54,433	1,183

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Jounce Therapeutics, Inc. (a)	20,712	$130
Lannett Co., Inc. (a) (b)	50,500	411
Lantheus Holdings, Inc. (a)	39,420	690
Lexicon Pharmaceuticals (a) (b)	46,021	142
Ligand Pharmaceuticals, Inc. (a) (b)	24,385	2,141
LivaNova PLC (a)	43,100	2,929
MacroGenics, Inc. (a)	38,368	355
Mallinckrodt PLC (a)	108,949	500
Merit Medical Systems, Inc. (a)	94,465	3,440
Myriad Genetics, Inc. (a)	42,339	1,171
Natera, Inc. (a)	52,058	1,823
Natus Medical, Inc. (a)	32,755	1,025
NeoGenomics, Inc. (a)	106,381	3,429
NextCure, Inc. (a)	45,789	1,957
NGM Biopharmaceuticals, Inc. (a) (b)	33,377	540
Novocure Ltd. (a)	47,727	3,888
Nupathe, Inc. (a) (d)	133,709	—
Orchard Therapeutics PLC, ADR (a)	122,515	1,521
Organogenesis Holdings, Inc. (a)	222,300	994
Orthopediatrics Corp. (a)	74,441	3,419
Oxford Immunotec Global PLC (a)	122,667	1,899
Oyster Point Pharma, Inc. (a)	9,076	286
Pacira BioSciences, Inc. (a)	71,726	3,100
Portola Pharmaceuticals, Inc. (a) (b)	55,755	713
Principia Biopharma, Inc. (a)	23,283	1,226
Quanterix Corp. (a) (b)	80,500	2,182
RadNet, Inc. (a)	71,742	1,619
Reata Pharmaceuticals, Inc. Class A (a)	15,944	3,488
Repligen Corp. (a)	88,800	8,915
SI-BONE, Inc. (a)	113,215	2,390
Sientra, Inc. (a)	325,767	1,974
Silk Road Medical, Inc. (a)	49,659	2,311
Stemline Therapeutics, Inc. (a) (b)	56,121	372
Stoke Therapeutics, Inc. (a)	26,265	734
Sutro Biopharma Inc. (a)	53,901	552
Syneos Health, Inc. (a)	18,600	1,141
TCR2 Therapeutics, Inc. (a)	71,284	1,046
Teladoc Health, Inc. (a) (b)	46,497	4,729
Tenet Healthcare Corp. (a)	27,212	861
TG Therapeutics, Inc. (a) (b)	51,503	732
The Ensign Group, Inc.	73,162	3,307
The Pennant Group, Inc. (a)	17,307	457
Triple-S Management Corp. (a)	53,802	948
UroGen Pharma Ltd. (a) (b)	27,217	800
Veeva Systems, Inc. Class A (a)	2,940	431
Veracyte, Inc. (a)	241,426	6,338
Vericel Corp. (a)	282,757	4,638
Viking Therapeutics, Inc. (a) (b)	134,098	842
West Pharmaceutical Services, Inc.	14,329	2,235
Xencor, Inc. (a)	47,169	1,600

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Xenon Pharmaceuticals, Inc. (a)	87,319	$1,278
Zai Lab Ltd., ADR (a)	24,854	1,267
		203,917
Industrials (16.5%):
ACCO Brands Corp.	709,674	6,131
AECOM (a)	42,400	2,045
Aerojet Rocketdyne Holdings, Inc. (a)	50,925	2,652
Albany International Corp.	10,048	701
American Woodmark Corp. (a)	30,550	3,350
Apogee Enterprises, Inc.	59,407	1,890
ASGN, Inc. (a)	75,700	5,124
Astronics Corp. (a)	48,476	1,222
Atkore International Group, Inc. (a)	51,113	2,029
Axon Enterprise, Inc. (a) (b)	71,188	5,467
Beacon Roofing Supply, Inc. (a)	97,617	3,232
Brady Corp. Class A	32,932	1,823
Brightview Holdings, Inc. (a)	65,954	1,042
Builders FirstSource, Inc. (a)	51,500	1,277
BWX Technologies, Inc.	32,036	2,037
Casella Waste Systems, Inc. (a)	134,443	6,882
CBIZ, Inc. (a)	24,770	669
Chart Industries, Inc. (a)	91,851	5,877
CIRCOR International, Inc. (a)	15,200	631
Columbus McKinnon Corp.	90,201	3,156
Comfort Systems USA, Inc.	31,427	1,458
Commercial Vehicle Group, Inc. (a)	51,400	256
Construction Partners, Inc. (a)	136,068	2,283
Continental Building Products, Inc. (a)	41,647	1,541
Deluxe Corp.	118,300	5,703
DMC Global, Inc. (b)	145,376	6,082
Douglas Dynamics, Inc.	64,151	3,363
Dycom Industries, Inc. (a)	32,200	1,302
EMCOR Group, Inc.	41,780	3,433
Enphase Energy, Inc. (a) (b)	345,361	10,885
EnPro Industries, Inc.	42,753	2,498
ESCO Technologies, Inc.	44,003	4,223
Forrester Research, Inc. (a)	93,357	3,862
Forward Air Corp.	59,840	3,917
Franklin Electric Co., Inc.	33,729	1,946
FTI Consulting, Inc. (a)	2,510	301
GATX Corp.	27,098	2,063
Gibraltar Industries, Inc. (a)	15,900	867
GMS, Inc. (a)	126,980	3,392
Griffon Corp.	32,200	669
Hawaiian Holdings, Inc.	87,400	2,437
Headhunter Group PLC, ADR	68,780	1,465
Heartland Express, Inc.	69,600	1,301
Hillenbrand, Inc.	46,344	1,345
Hudson Technologies, Inc. (a) (b)	120,238	99
Huron Consulting Group, Inc. (a)	50,503	3,272

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ICF International, Inc.	22,509	$1,972
Insperity, Inc.	25,484	2,227
John Bean Technologies Corp.	23,337	2,637
Kelly Services, Inc. Class A	145,800	2,590
Kornit Digital Ltd. (a)	155,101	6,481
Kratos Defense & Security Solutions, Inc. (a)	115,853	2,125
Luxfer Holdings PLC	347,906	5,550
Marten Transport Ltd.	66,130	1,373
Masonite International Corp. (a)	61,530	4,622
Matthews International Corp. Class A	56,475	2,108
McGrath RentCorp	22,639	1,750
Meritor, Inc. (a)	95,357	2,089
Mesa Air Group, Inc. (a)	65,100	556
Mistras Group, Inc. (a)	111,630	1,236
Mobile Mini, Inc.	62,500	2,609
MSA Safety, Inc.	21,364	2,897
Mueller Industries, Inc.	148,588	4,335
NN, Inc.	47,100	406
Northwest Pipe Co. (a)	47,200	1,545
Owens Corning, Inc.	35,911	2,172
Parsons Corp. (a)	84,580	3,459
PGT Innovations, Inc. (a)	118,228	1,833
Primoris Services Corp.	157,784	3,365
Proto Labs, Inc. (a)	17,400	1,801
Quanta Services, Inc.	19,600	767
RBC Bearings, Inc. (a)	36,219	5,633
Rexnord Corp. (a)	34,524	1,127
Rush Enterprises, Inc. Class A	154,699	6,652
Saia, Inc. (a)	14,020	1,221
Simpson Manufacturing Co., Inc.	30,300	2,505
SkyWest, Inc.	17,800	982
SP Plus Corp. (a)	102,224	4,274
Spirit Airlines, Inc. (a)	77,666	3,189
Steelcase, Inc. Class A	83,976	1,563
Terex Corp.	80,031	2,029
Tetra Tech, Inc.	36,300	3,107
The Greenbrier Cos., Inc.	61,900	1,491
The Manitowoc Co., Inc. (a)	44,100	637
The Timken Co.	29,400	1,544
Thermon Group Holdings, Inc. (a)	201,651	4,780
Titan Machinery, Inc. (a)	177,578	2,169
TriMas Corp. (a)	114,100	3,278
Triton International Ltd.	6,200	233
TrueBlue, Inc. (a)	80,090	1,755
Tutor Perini Corp. (a)	142,027	1,600
Tyman PLC	698,218	2,510
Universal Forest Products, Inc.	37,900	1,815
Valmont Industries, Inc.	16,420	2,333
Vicor Corp. (a)	3,400	170
VSE Corp.	23,215	722

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wabash National Corp.	99,636	$1,156
Watts Water Technologies, Inc. Class A	17,391	1,734
		249,914
Information Technology (18.7%):
2u, Inc. (a) (b)	50,886	1,008
Adesto Technologies Corp. (a) (b)	767,323	5,447
Advanced Energy Industries, Inc. (a)	8,247	577
Akamai Technologies, Inc. (a)	14,167	1,322
Akoustis Technologies, Inc. (a) (b)	109,750	807
Alteryx, Inc. Class A (a)	20,224	2,821
Amkor Technology, Inc. (a)	101,067	1,137
Anixter International, Inc. (a)	27,569	2,691
Badger Meter, Inc.	19,947	1,178
Belden, Inc.	113,600	5,598
Benchmark Electronics, Inc.	54,171	1,667
Bill.com Holdings, Inc. (a)	1,007	51
Blackbaud, Inc.	34,409	2,695
Brooks Automation, Inc.	149,201	5,681
CACI International, Inc. Class A (a)	5,100	1,364
Cardtronics PLC Class A (a) (b)	56,942	2,562
Ciena Corp. (a)	24,850	1,011
Cirrus Logic, Inc. (a)	87,761	6,740
Cloudera, Inc. (a) (b)	444,938	4,579
Cloudflare, Inc. Class A (a) (b)	136,120	2,431
Coherent, Inc. (a)	8,650	1,223
Cornerstone OnDemand, Inc. (a)	72,067	4,237
Coupa Software, Inc. (a)	6,287	1,013
CSG Systems International, Inc.	42,463	2,116
CTS Corp.	145,215	4,256
CyberArk Software Ltd. (a)	18,700	2,585
Datadog, Inc. Class A (a)	38,587	1,783
Digital Turbine, Inc. (a)	532,488	3,323
DocuSign, Inc. Class A (a)	28,650	2,249
Dropbox, Inc. (a)	111,532	1,898
Ebix, Inc.	33,100	1,140
Elastic NV (a)	22,019	1,429
EPAM Systems, Inc. (a)	23,248	5,304
Euronet Worldwide, Inc. (a)	32,729	5,159
EVERTEC, Inc.	52,547	1,764
Five9, Inc. (a)	15,783	1,132
Globant SA (a)	35,814	4,394
GoDaddy, Inc. Class A (a)	25,705	1,728
Ichor Holdings Ltd. (a)	21,300	711
Inphi Corp. (a)	31,800	2,416
Insight Enterprises, Inc. (a)	46,986	3,094
InterDigital, Inc.	61,659	3,407
j2 Global, Inc.	26,207	2,512
Jabil, Inc.	30,700	1,194
KBR, Inc.	31,400	854
Lattice Semiconductor Corp. (a)	69,300	1,289

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Limelight Networks, Inc. (a)	1,680,918	$8,389
LivePerson, Inc. (a)	101,925	4,181
Lumentum Holdings, Inc. (a)	20,885	1,582
Marvell Technology Group Ltd.	36,383	875
MAXIMUS, Inc.	61,201	4,391
Methode Electronics, Inc.	33,800	1,107
Mimecast Ltd. (a)	67,972	3,469
Mix Telematics Ltd., ADR	16,764	219
Monolithic Power Systems, Inc.	9,000	1,541
Napco Security Technologies, Inc (a)	84,478	2,484
NetScout Systems, Inc. (a)	67,852	1,744
New Relic, Inc. (a)	46,342	3,059
Nutanix, Inc. Class A (a)	88,329	2,868
Okta, Inc. (a)	21,100	2,702
ON Semiconductor Corp. (a)	148,652	3,441
OneSpan, Inc. (a)	63,074	1,048
Onto Innovation, Inc. (a)	116,739	4,429
OSI Systems, Inc. (a)	35,243	3,050
PagerDuty, Inc. (a) (b)	67,083	1,564
Paycom Software, Inc. (a)	1,752	557
PC Connection, Inc.	18,900	942
Perficient, Inc. (a)	102,900	5,114
Perspecta, Inc.	249,013	6,989
Ping Identity Holding Corp. (a) (b)	161,709	3,922
Plexus Corp. (a)	13,849	985
Pluralsight, Inc. (a)	163,753	3,176
Power Integrations, Inc.	12,650	1,236
Progress Software Corp.	34,729	1,567
Proofpoint, Inc. (a)	31,729	3,896
PROS Holdings, Inc. (a)	50,200	3,012
PTC, Inc. (a)	29,500	2,452
Pure Storage, Inc. (a)	338,818	6,031
QAD, Inc.	44,129	2,270
Qualys, Inc. (a)	30,000	2,572
Radware Ltd. (a)	103,700	2,642
Rambus, Inc. (a)	117,675	1,868
Rapid7, Inc. (a)	54,940	3,262
RealPage, Inc. (a)	26,518	1,547
Rogers Corp. (a)	3,800	447
Sanmina Corp. (a)	102,700	3,270
Sapiens International Corp. NV	45,001	1,144
Semtech Corp. (a)	43,527	2,098
SharpSpring, Inc. (a) (b)	99,126	1,225
ShotSpotter, Inc. (a) (b)	30,204	829
Silicon Laboratories, Inc. (a)	14,850	1,460
Smartsheet, Inc. Class A (a)	74,941	3,634
Sprout Social, Inc. Class A (a)	89,442	1,836
SPS Commerce, Inc. (a)	43,283	2,460
Sykes Enterprises, Inc. (a)	45,344	1,523
SYNNEX Corp.	18,400	2,535

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tech Data Corp. (a)	32,683	$4,705
Teradyne, Inc.	26,200	1,729
The Hackett Group, Inc.	66,921	1,034
The Rubicon Project, Inc. (a)	855,884	8,012
The Trade Desk, Inc. Class A (a)	536	144
TransAct Technologies, Inc.	34,403	362
Twilio, Inc. Class A (a)	28,622	3,559
Upland Software, Inc. (a)	11,050	431
Varonis Systems, Inc. (a)	8,140	681
Viavi Solutions, Inc. (a)	71,000	1,001
Virtusa Corp. (a)	119,771	4,987
Vishay Intertechnology, Inc.	98,234	1,993
Wix.com Ltd. (a)	1,950	278
WNS Holdings Ltd., ADR (a)	140,883	10,053
Zendesk, Inc. (a)	18,712	1,617
Zix Corp. (a)	436,896	2,949
Zscaler, Inc. (a) (b)	54,701	3,068
		288,824
Materials (3.2%):
Commercial Metals Co.	177,002	3,637
Eldorado Gold Corp. (a)	70,500	513
Element Solutions, Inc. (a)	10,010	117
Ferro Corp. (a)	96,600	1,321
FMC Corp.	25,799	2,466
Louisiana-Pacific Corp.	146,960	4,509
Materion Corp.	41,047	2,229
Minerals Technologies, Inc.	61,592	3,335
Neenah, Inc.	34,816	2,320
Olympic Steel, Inc.	24,700	363
Orion Engineered Carbons SA	147,206	2,311
PolyOne Corp.	73,400	2,435
Quaker Chemical Corp.	12,506	2,076
Ryerson Holding Corp. (a)	36,100	370
Schweitzer-Mauduit International, Inc.	31,051	1,088
Sensient Technologies Corp.	20,012	1,196
Stepan Co.	38,530	3,801
Summit Materials, Inc. Class A (a)	115,671	2,541
Trinseo SA	90,332	2,594
Verso Corp. Class A (a)	69,874	1,177
Warrior Met Coal, Inc.	100,398	1,894
Worthington Industries, Inc.	95,655	3,518
Yamana Gold, Inc.	310,000	1,262
		47,073
Real Estate (7.7%):
Agree Realty Corp.	28,480	2,162
Alexander & Baldwin, Inc.	112,720	2,464
Alexander's, Inc.	5,000	1,613
American Assets Trust, Inc.	37,680	1,717
Ashford Hospitality Trust, Inc.	279,600	688

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Braemar Hotels & Resorts, Inc.	119,044	$950
Brandywine Realty Trust	151,510	2,367
Chatham Lodging Trust	111,640	1,825
Community Healthcare Trust, Inc.	17,900	844
CoreCivic, Inc.	229,167	3,656
CorEnergy Infrastructure Trust, Inc.	47,064	2,146
Corporate Office Properties Trust	83,195	2,477
DiamondRock Hospitality Co.	463,704	4,484
First Industrial Realty Trust, Inc.	61,097	2,609
Firstservice Corp.	19,679	1,934
Forestar Group, Inc. (a)	30,300	614
Global Medical REIT, Inc.	148,954	2,175
Healthcare Realty Trust, Inc.	82,325	2,969
Independence Realty Trust, Inc.	102,600	1,505
Industrial Logistics Properties Trust	103,406	2,367
Innovative Industrial Properties, Inc.	25,083	2,245
Lexington Realty Trust	470,668	5,209
National Health Investors, Inc.	31,047	2,620
Newmark Group, Inc.	468,897	5,519
NexPoint Residential Trust, Inc.	12,900	630
Office Properties Income Trust	60,200	2,049
Physicians Realty Trust	341,547	6,608
Piedmont Office Realty Trust, Inc.	161,597	3,746
PotlatchDeltic Corp.	64,913	2,791
PS Business Parks, Inc.	5,399	905
QTS Realty Trust, Inc. Class A (b)	64,304	3,657
Retail Opportunity Investments Corp.	91,757	1,520
Rexford Industrial Realty, Inc.	60,241	2,903
RLJ Lodging Trust	214,325	3,335
RPT Realty	210,907	2,942
Sabra Health Care REIT, Inc.	181,648	3,906
Safehold, Inc. (b)	20,700	931
Spirit Realty Capital, Inc.	31,200	1,647
STAG Industrial, Inc.	131,434	4,238
Summit Hotel Properties, Inc.	316,160	3,506
Sun Communities, Inc.	9,498	1,540
Sunstone Hotel Investors, Inc.	279,802	3,548
The GEO Group, Inc.	120,420	1,903
UMH Properties, Inc.	144,298	2,280
Universal Health Realty Income Trust	19,560	2,413
Urban Edge Properties	88,282	1,624
Xenia Hotels & Resorts, Inc.	172,531	3,225
		119,006
Utilities (3.4%):
ALLETE, Inc.	99,280	8,288
Avista Corp.	116,725	5,935
Black Hills Corp.	18,800	1,561
Clearway Energy, Inc.	63,757	1,319
IDACORP, Inc.	31,621	3,548
New Jersey Resources Corp.	27,958	1,155

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NorthWestern Corp.	132,784	$10,221
Otter Tail Corp.	50,851	2,724
Portland General Electric Co.	175,117	10,769
Southwest Gas Holdings, Inc.	10,100	763
Spire, Inc.	55,086	4,645
		50,928
Total Common Stocks (Cost $1,271,596)		1,502,279
Exchange-Traded Funds (0.5%)
iShares Russell 2000 Growth ETF	23,142	4,905
Vanguard Small-Cap Value ETF (b)	22,020	2,917
Total Exchange-Traded Funds (Cost $7,935)		7,822
Collateral for Securities Loaned^ (5.4%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (e)	76,760,985	76,761
Invesco Government & Agency Portfolio, Institutional Shares, 1.48% (e)	5,567,418	5,567
Total Collateral for Securities Loaned (Cost $82,328)		82,328
Total Investments (Cost $1,361,859) — 104.7%		1,592,429
Liabilities in excess of other assets — (4.7)%		(70,948)
NET ASSETS — 100.00%		$1,521,481

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, illiquid securities were 0.1% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of January 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(e)  Rate disclosed is the daily yield on January 31, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Small Cap Stock Fund
Assets:
Investments, at value (Cost $1,361,859)	$1,592,429	(a)
Cash and cash equivalents	13,793
Receivables:
Interest and dividends	553
Capital shares issued	872
Investments sold	12,493
Reclaims	—	(a)
From Adviser	17
Prepaid expenses	5
Total assets	1,620,162
Liabilities:
Payables:
Collateral received on loaned securities	82,328
Investments purchased	13,888
Capital shares redeemed	922
Accrued expenses and other payables:
Investment advisory fees	1,033
Administration fees	168
Custodian fees	69
Transfer agent fees	141
Compliance fees	—	(b)
Other accrued expenses	132
Total liabilities	98,681
Net Assets:
Capital	1,261,065
Total distributable earnings/(loss)	260,416
Net assets	$1,521,481
Net Asset:
Fund Shares	$695,381
Institutional Shares	826,100
Total	$1,521,481
Shares (unlimited number of shares authorized with no par value):
Fund Shares	43,535
Institutional Shares	51,133
Total	94,668
Net asset value, offering and redemption price per share: (c)
Fund Shares	$15.97
Institutional Shares	16.16

(a)  Includes $77,550 of securities on loan

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Small Cap Stock Fund
Investment Income:
Dividends	$11,437
Interest	138
Securities lending (net of fees)	737
Foreign tax withholding	(14)
Total Income	12,298
Expenses:
Investment advisory fees	5,936
Administration fees — Fund Shares	520
Administration fees — Institutional Shares	445
Sub-Administration fees	40
Custodian fees	43
Transfer agent fees — Fund Shares	510
Transfer agent fees — Institutional Shares	445
Trustees' fees	22
Compliance fees	5
Legal and audit fees	55
State registration and filing fees	32
Interest expense on interfund lending	— (a)
Other expenses	95
Total Expenses	8,148
Expenses waived/reimbursed by Adviser	(22)
Net Expenses	8,126
Net Investment Income (Loss)	4,172
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	72,973
Net change in unrealized appreciation/depreciation on investment securities	2,501
Net realized/unrealized gains (losses) on investments	75,474
Change in net assets resulting from operations	$79,646

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Small Cap Stock Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$4,172	$10,051
Net realized gains (losses) from investments	72,973	137,832
Net change in unrealized appreciation/depreciation on investments	2,501	(184,256)
Change in net assets resulting from operations	79,646	(36,373)
Distributions to Shareholders:
Fund Shares	(65,537)	(75,659)
Institutional Shares	(82,906)	(95,199)
Change in net assets resulting from distributions to shareholders	(148,443)	(170,858)
Change in net assets resulting from capital transactions	(8,718)	51,769
Change in net assets	(77,515)	(155,462)
Net Assets:
Beginning of period	1,598,996	1,754,458
End of period	$1,521,481	$1,598,996
Capital Transactions:
Fund Shares
Proceeds from shares issued	$34,347	$79,969
Distributions reinvested	64,623	74,755
Cost of shares redeemed	(65,667)	(124,566)
Total Fund Shares	$33,303	$30,158
Institutional Shares
Proceeds from shares issued	$29,206	$111,029
Distributions reinvested	82,899	95,182
Cost of shares redeemed	(154,126)	(184,600)
Total Institutional Shares	$(42,021)	$21,611
Change in net assets resulting from capital transactions	$(8,718)	$51,769
Share Transactions:
Fund Shares
Issued	2,076	4,681
Reinvested	3,974	5,005
Redeemed	(3,973)	(7,448)
Total Fund Shares	2,077	2,238
Institutional Shares
Issued	1,758	6,605
Reinvested	5,038	6,312
Redeemed	(9,178)	(10,506)
Total Institutional Shares	(2,382)	2,411
Change in Shares	(305)	4,649

See notes to financial statements.

20

This page is intentionally left blank.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Small Cap Stock Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$16.74	0.04	(d)	0.82	0.86	(0.03)	(1.60)
Year Ended July 31, 2019	$19.33	0.07		(0.71)	(0.64)	(0.04)	(1.91)
Year Ended July 31, 2018	$18.02	0.05		3.19	3.24	(0.07)	(1.86)
Year Ended July 31, 2017	$16.17	0.08		1.99	2.07	(0.03)	(0.19)
Year Ended July 31, 2016	$17.77	0.02		(0.22)	(0.20)	(0.05)	(1.35)
Year Ended July 31, 2015	$18.14	0.02		1.63	1.65	(0.02)	(2.00)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$16.91	0.05	(d)	0.83	0.88	(0.03)	(1.60)
Year Ended July 31, 2019	$19.50	0.08		(0.71)	(0.63)	(0.05)	(1.91)
Year Ended July 31, 2018	$18.16	0.07		3.22	3.29	(0.09)	(1.86)
Year Ended July 31, 2017	$16.30	0.09		2.02	2.11	(0.06)	(0.19)
Year Ended July 31, 2016	$17.89	0.07		(0.24)	(0.17)	(0.07)	(1.35)
Year Ended July 31, 2015	$18.24	0.05		1.65	1.70	(0.05)	(2.00)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Small Cap Stock Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(1.63)	$15.97	4.96%	1.09%		0.46%	1.09%		$695,381	28%
Year Ended July 31, 2019	(1.95)	$16.74	(2.07)%	1.06	%(e)	0.58%	1.06	%(e)	$694,015	84%
Year Ended July 31, 2018	(1.93)	$19.33	19.21%	1.06	%(e)	0.31%	1.06	%(e)	$758,065	68%
Year Ended July 31, 2017	(0.22)	$18.02	12.81%	1.09	%(e)	0.42%	1.09	%(e)	$658,038	53%
Year Ended July 31, 2016	(1.40)	$16.17	(0.75)%	1.15	%(e)	0.18%	1.15	%(e)	$586,438	52%
Year Ended July 31, 2015	(2.02)	$17.77	9.67%	1.15	%(e)	0.06%	1.15	%(e)	$835,256	45%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(1.63)	$16.16	5.00%	0.98%		0.58%	0.99%		$826,100	28%
Year Ended July 31, 2019	(1.96)	$16.91	(1.98)%	0.96	%(e)	0.67%	0.96	%(e)	$904,981	84%
Year Ended July 31, 2018	(1.95)	$19.50	19.36%	0.95	%(e)	0.42%	0.95	%(e)	$996,393	68%
Year Ended July 31, 2017	(0.25)	$18.16	12.92%	0.97	%(e)	0.52%	0.97	%(e)	$892,691	53%
Year Ended July 31, 2016	(1.42)	$16.30	(0.55)%	0.99	%(e)	0.35%	0.99	%(e)	$884,187	52%
Year Ended July 31, 2015	(2.05)	$17.89	9.85%	0.99	%(e)	0.22%	0.99	%(e)	$676,490	45%

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Small Cap Stock Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$1,495,666	$6,613	$—	(a)	$1,502,279
Exchange-Traded Funds	7,822	—	—		7,822
Collateral for Securities Loaned	82,328	—	—		82,328
Total	$1,585,816	$6,613	$—		$1,592,429

(a)  Amount is less than $1 thousand.

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$77,550	$—	$82,328

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$441,279	$572,929

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.1%
USAA Cornerstone Equity Fund	0.5%
USAA Target Retirement Income Fund	0.2%
USAA Target Retirement 2020 Fund	0.3%
USAA Target Retirement 2030 Fund	1.1%
USAA Target Retirement 2040 Fund	1.6%
USAA Target Retirement 2050 Fund	1.0%
USAA Target Retirement 2060 Fund	0.1%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of each class within the Lipper Small-Cap Core Funds category.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)[1]	Annual Adjustment Rate (in basis points)[1]
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1 Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with ClariVest Asset Management LLC ("ClariVest"), Granahan Investment Management, Inc. ("GIMI"), and Wellington Management Company LLP ("Wellington Management"), under which ClariVest, GIMI, and Wellington Management each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 1.10% and 0.98% for Fund Shares and Institutional Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$22

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six-months ended January 31, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,689	2	2.56%	$1,877

*  For the six-months ended January 31, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

32

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,049.60	$1,019.66	$5.62	$5.53	1.09%
Institutional Shares	1,000.00	1,050.00	1,020.21	5.05	4.98	0.98%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.
33

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

40053-0320

JANUARY 31, 2020

Semi Annual Report

USAA Value Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	18
Supplemental Information	26
Expense Examples	26
Proxy Voting and Portfolio Holdings Information	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Value Fund	January 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The USAA Value Fund seeks long-term growth of capital.

Top 10 Holdings*

1/31/20

(% of Net Assets)

Cboe Global Markets, Inc.	2.4%
Citigroup, Inc.	2.4%
The Progressive Corp.	2.2%
Aflac, Inc.	2.2%
Facebook, Inc. Class A	2.2%
Alphabet, Inc. Class A	2.0%
Exelon Corp.	1.9%
Pfizer, Inc.	1.8%
Johnson & Johnson	1.8%
Vistra Energy Corp.	1.8%

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Value Fund (continued)	January 31, 2020

  (Unaudited)

Sector Allocation*

1/31/20
(% of Net Assets)

*Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Banks (12.0%):
Bank of America Corp.	152,617	$5,010
Bank OZK Class A	127,708	3,471
Citigroup, Inc.	374,729	27,883
Citizens Financial Group, Inc.	133,541	4,978
Fifth Third Bancorp	178,839	5,088
First Citizens BancShares, Inc. Class A	8,407	4,429
Huntington Bancshares, Inc.	344,590	4,676
JPMorgan Chase & Co.	156,159	20,670
M&T Bank Corp.	36,333	6,123
PacWest Bancorp	88,861	3,115
Regions Financial Corp.	344,075	5,357
SVB Financial Group (a)	16,600	3,989
The PNC Financial Services Group, Inc.	97,094	14,423
U.S. Bancorp	253,100	13,470
Wells Fargo & Co.	271,561	12,747
Zions Bancorp NA	100,021	4,550
		139,979
Capital Markets (5.0%):
Ameriprise Financial, Inc.	33,358	5,518
Cboe Global Markets, Inc.	228,072	28,103
E*TRADE Financial Corp.	268,964	11,463
Franklin Resources, Inc.	59,432	1,504
Invesco Ltd.	189,503	3,278
LPL Financial Holdings, Inc.	37,406	3,446
T. Rowe Price Group, Inc.	37,889	5,059
		58,371
Communication Services (8.2%):
Alphabet, Inc. Class A (a)	16,739	23,983
AMC Networks, Inc. Class A (a) (b)	51,024	1,867
AT&T, Inc.	382,702	14,397
CenturyLink, Inc.	351,942	4,808
Comcast Corp. Class A	184,935	7,988
Discovery, Inc. Class A (a) (b)	77,731	2,274
DISH Network Corp. Class A (a)	64,102	2,356
Facebook, Inc. Class A (a)	127,900	25,825
Omnicom Group, Inc.	29,120	2,193
Take-Two Interactive Software, Inc. (a)	26,439	3,295
The Walt Disney Co.	46,032	6,367
TripAdvisor, Inc.	56,930	1,555
		96,908
Consumer Discretionary (5.3%):
Aramark	157,691	6,960
Best Buy Co., Inc.	30,300	2,566
Booking Holdings, Inc. (a)	1,300	2,380
Carnival Corp.	45,600	1,985

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dick's Sporting Goods, Inc.	79,000	$3,494
Foot Locker, Inc.	46,494	1,765
Ford Motor Co.	342,080	3,017
Harley-Davidson, Inc.	87,495	2,922
Las Vegas Sands Corp.	85,301	5,571
LKQ Corp. (a)	343,224	11,218
Lowe's Cos., Inc.	28,605	3,325
McDonald's Corp.	26,900	5,756
PulteGroup, Inc.	101,100	4,514
The Home Depot, Inc.	20,670	4,716
Toll Brothers, Inc.	70,200	3,114
		63,303
Consumer Finance (2.0%):
American Express Co.	16,431	2,134
Capital One Financial Corp.	71,739	7,160
Discover Financial Services	57,339	4,308
Onemain Holdings, Inc.	55,186	2,338
Synchrony Financial	249,483	8,085
		24,025
Consumer Staples (6.9%):
Campbell Soup Co.	61,314	2,967
Colgate-Palmolive Co.	33,602	2,479
Keurig Dr Pepper, Inc.	355,992	10,156
Mondelez International, Inc. Class A	351,600	20,175
Nu Skin Enterprises, Inc. Class A	65,300	2,128
Pilgrim's Pride Corp. (a)	113,357	2,953
Post Holdings, Inc. (a)	35,200	3,681
Spectrum Brands Holdings, Inc.	62,646	3,847
Sprouts Farmers Markets, Inc. (a)	61,285	958
Sysco Corp.	28,224	2,318
The Coca-Cola Co.	42,120	2,460
The JM Smucker Co.	24,900	2,580
The Procter & Gamble Co.	35,934	4,478
Tyson Foods, Inc. Class A	95,598	7,899
Walgreens Boots Alliance, Inc.	109,654	5,576
Walmart, Inc.	56,330	6,449
		81,104
Diversified Financial Services (0.2%):
Berkshire Hathaway, Inc. Class B (a)	8,300	1,863
Energy (8.7%):
Chevron Corp.	171,826	18,410
Cimarex Energy Co.	37,200	1,633
ConocoPhillips	54,467	3,237
Continental Resources, Inc.	69,500	1,892
Diamondback Energy, Inc.	159,868	11,894
Enterprise Products Partners LP	525,424	13,540
Exxon Mobil Corp.	237,702	14,766

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
HollyFrontier Corp.	67,154	$3,017
Marathon Petroleum Corp.	52,453	2,859
Noble Energy, Inc.	528,800	10,454
Occidental Petroleum Corp.	63,933	2,539
PBF Energy, Inc. Class A	89,600	2,446
Phillips 66	45,911	4,195
Suncor Energy, Inc.	195,000	5,965
Valero Energy Corp.	51,517	4,343
		101,190
Health Care (12.5%):
Abbott Laboratories	25,933	2,260
AbbVie, Inc.	50,012	4,052
AmerisourceBergen Corp.	48,900	4,184
Amgen, Inc.	24,265	5,243
Biogen, Inc. (a)	10,533	2,832
Cardinal Health, Inc.	93,977	4,813
Cerner Corp.	38,022	2,731
Cigna Corp.	27,500	5,290
CVS Health Corp.	121,500	8,240
Eli Lilly & Co.	21,264	2,969
Gilead Sciences, Inc.	63,013	3,982
Humana, Inc.	37,588	12,638
Johnson & Johnson	139,632	20,787
Laboratory Corp. of America Holdings (a)	16,600	2,912
McKesson Corp.	38,154	5,441
Medtronic PLC	14,674	1,694
Merck & Co., Inc.	71,172	6,081
Pfizer, Inc.	572,320	21,313
Quest Diagnostics, Inc.	43,700	4,836
UnitedHealth Group, Inc.	29,700	8,092
Universal Health Services, Inc. Class B	20,200	2,770
Zimmer Biomet Holdings, Inc.	101,164	14,962
		148,122
Industrials (8.4%):
3M Co.	49,962	7,927
Air Canada (a)	260,968	8,763
Alaska Air Group, Inc.	21,729	1,403
C.H. Robinson Worldwide, Inc.	17,356	1,253
Caterpillar, Inc.	17,992	2,363
Cummins, Inc.	51,564	8,249
Delta Air Lines, Inc.	51,754	2,885
Eaton Corp. PLC	152,511	14,408
Fortune Brands Home & Security, Inc.	45,949	3,157
Honeywell International, Inc.	26,994	4,676
ManpowerGroup, Inc.	29,100	2,662
Masco Corp.	160,046	7,606
Parker-Hannifin Corp.	56,400	11,037
Raytheon Co.	42,800	9,456

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Southwest Airlines Co.	78,180	$4,298
Union Pacific Corp.	33,510	6,012
United Airlines Holdings, Inc. (a)	25,933	1,940
United Technologies Corp.	17,835	2,679
		100,774
Information Technology (4.8%):
Apple, Inc.	18,413	5,699
Applied Materials, Inc.	44,806	2,598
Cisco Systems, Inc.	34,717	1,596
HP, Inc.	166,726	3,555
International Business Machines Corp.	22,326	3,209
Lam Research Corp.	13,043	3,890
Mastercard, Inc. Class A	8,031	2,537
Microsoft Corp.	20,010	3,406
NCR Corp. (a)	49,055	1,654
NXP Semiconductor NV	23,545	2,987
Oracle Corp.	116,498	6,111
QUALCOMM, Inc.	34,930	2,980
Texas Instruments, Inc.	20,226	2,440
Visa, Inc. Class A	72,371	14,400
		57,062
Insurance (8.1%):
Aflac, Inc.	500,918	25,832
Brown & Brown, Inc.	404,134	18,146
Everest Re Group Ltd.	20,551	5,684
Lincoln National Corp.	40,598	2,212
MetLife, Inc.	117,710	5,851
Principal Financial Group, Inc.	67,474	3,573
RenaissanceRe Holdings Ltd.	44,998	8,524
The Progressive Corp.	324,051	26,148
		95,970
Materials (3.8%):
Dow, Inc.	83,529	3,848
Ferroglobe PLC (a) (c)	545,600	—
Freeport-McMoRan, Inc.	1,016,641	11,285
Huntsman Corp.	195,300	4,016
LyondellBasell Industries NV Class A	91,724	7,142
Sealed Air Corp.	410,729	14,581
Westrock Co.	79,863	3,115
		43,987
Real Estate (5.2%):
AvalonBay Communities, Inc.	6,890	1,493
CBRE Group, Inc. Class A (a)	41,535	2,536
Crown Castle International Corp.	12,441	1,864
Digital Realty Trust, Inc.	11,455	1,409
Equity Commonwealth	398,831	13,078
Equity Residential	17,057	1,417

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Essex Property Trust, Inc.	4,511	$1,397
Host Hotels & Resorts, Inc.	135,260	2,210
Invitation Homes, Inc.	575,673	18,116
Jones Lang LaSalle, Inc.	14,367	2,440
Park Hotels & Resorts, Inc.	79,291	1,740
Prologis, Inc.	40,230	3,737
Public Storage	8,520	1,906
Realty Income Corp.	19,178	1,504
Simon Property Group, Inc.	12,628	1,681
The Macerich Co. (b)	60,761	1,356
Ventas, Inc.	19,937	1,154
Welltower, Inc.	16,192	1,375
Weyerhaeuser Co.	52,855	1,530
		61,943
Utilities (7.0%):
AES Corp.	106,557	2,116
Dominion Energy, Inc.	62,067	5,322
Duke Energy Corp.	97,940	9,562
Exelon Corp.	475,387	22,624
FirstEnergy Corp.	238,160	12,096
NextEra Energy, Inc.	13,465	3,611
PPL Corp.	179,417	6,493
Vistra Energy Corp.	922,686	20,779
		82,603
Total Common Stocks (Cost $1,076,911)		1,157,204
Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52% (d)	2,617,149	2,617
Total Collateral for Securities Loaned (Cost $2,617)		2,617
Total Investments (Cost $1,079,528) — 98.3%		1,159,821
Other assets in excess of liabilities — 1.7%		20,020
NET ASSETS — 100.00%		$1,179,841

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of January 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  Rate disclosed is the daily yield on January 31, 2020.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Value Fund
Assets:
Investments, at value (Cost $1,079,528)	$1,159,821	(a)
Cash and cash equivalents	21,837
Receivables:
Interest and dividends	1,419
Capital shares issued	340
Investments sold	910
From Adviser	16
Prepaid expenses	4
Total assets	1,184,347
Liabilities:
Payables:
Collateral received on loaned securities	2,617
Capital shares redeemed	853
Accrued expenses and other payables:
Investment advisory fees	674
Administration fees	144
Custodian fees	37
Transfer agent fees	84
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	96
Total liabilities	4,506
Net Assets:
Capital	1,095,191
Total distributable earnings/(loss)	84,650
Net assets	$1,179,841
Net Assets:
Fund Shares	$916,872
Institutional Shares	256,008
Adviser Shares	6,961
Total	$1,179,841
Shares (unlimited number of shares authorized with no par value):
Fund Shares	58,930
Institutional Shares	16,442
Adviser Shares	450
Total	75,822
Net asset value, offering and redemption price per share: (c)
Fund Shares	$15.56
Institutional Shares	15.57
Adviser Shares	15.47

(a)  Includes $2,492 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six-Months Ended January 31, 2020

(Amounts in Thousands)  (Unaudited)

USAA Value Fund
Investment Income:
Dividends	$16,429
Interest	208
Securities lending (net of fees)	4
Foreign tax withholding	(3)
Total Income	16,638
Expenses:
Investment advisory fees	3,861
Administration fees — Fund Shares	708
Administration fees — Institutional Shares	118
Administration fees — Adviser Shares	6
Sub-Administration Fees	23
12b-1 fees — Adviser Shares	10
Custodian fees	29
Transfer agent fees	— (a)
Transfer agent fees — Fund Shares	570
Transfer agent fees — Institutional Shares	118
Transfer agent fees — Adviser Shares	— (a)
Trustees' fees	22
Compliance fees	4
Legal and audit fees	53
State registration and filing fees	43
Other expenses	63
Total Expenses	5,628
Expenses waived/reimbursed by Adviser	(21)
Net Expenses	5,607
Net Investment Income (Loss)	11,031
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(448)
Net change in unrealized appreciation/depreciation on investment securities	34,221
Net realized/unrealized gains (losses) on investments	33,773
Change in net assets resulting from operations	$44,804

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Value Fund
	Six-Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
From Investments:
Operations:
Net investment income (loss)	$11,031	$18,657
Net realized gains (losses) from investments	(448)	347,939
Net change in unrealized appreciation (depreciation) on investments	34,221	(386,678)
Change in net assets resulting from operations	44,804	(20,082)
Distributions to Shareholders:
Fund Shares	(220,280)	(109,577)
Institutional Shares	(61,101)	(48,387)
Adviser Shares	(2,057)	(1,038)
Change in net assets resulting from distributions to shareholders	(283,438)	(159,002)
Change in net assets resulting from capital transactions	246,646	(306,887)
Change in net assets	8,012	(485,971)
Net Assets:
Beginning of period	1,171,829	1,657,800
End of period	$1,179,841	$1,171,829
Capital Transactions:
Fund Shares
Proceeds from shares issued	$25,471	$77,101
Distributions reinvested	217,411	108,344
Cost of shares redeemed	(82,115)	(138,626)
Total Fund Shares	$160,767	$46,819
Institutional Shares
Proceeds from shares issued	$43,832	$39,778
Distributions reinvested	61,090	48,382
Cost of shares redeemed	(19,081)	(441,867)
Total Institutional Shares	$85,841	$(353,707)
Adviser Shares
Proceeds from shares issued	$19	$35
Distributions reinvested	26	14
Cost of shares redeemed	(7)	(48)
Total Adviser Shares	$38	$1
Change in net assets resulting from capital transactions	$246,646	$(306,887)

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	USAA Value Fund
	Six-Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
Share Transactions:
Fund Shares
Issued	1,395		3,912
Reinvested	13,458		6,172
Redeemed	(4,600)		(7,186)
Total Fund Shares	10,253		2,898
Institutional Shares
Issued	2,228		2,071
Reinvested	3,777		2,755
Redeemed	(1,084)		(22,405)
Total Institutional Shares	4,921		(17,579)
Adviser Shares
Issued	—	(a)	2
Reinvested	2		1
Redeemed	—	(a)	(3)
Total Adviser Shares	2		— (a)
Change in Shares	15,176		(14,681)

(a)  Represents less than 500 shares.

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Value Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	$19.32	0.17	(d)	0.69	0.86	(0.21)	(4.41)
Year Ended July 31, 2019	$22.01	0.25		(0.54)	(0.29)	(0.24)	(2.16)
Year Ended July 31, 2018	$21.55	0.21		1.84	2.05	(0.21)	(1.38)
Year Ended July 31, 2017	$19.41	0.27		2.74	3.01	(0.29)	(0.58)
Year Ended July 31, 2016	$20.50	0.23		(0.31)	(0.08)	(0.23)	(0.78)
Year Ended July 31, 2015	$20.00	0.20		1.28	1.48	(0.25)	(0.73)
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	$19.33	0.18	(d)	0.68	0.86	(0.21)	(4.41)
Year Ended July 31, 2019	$22.00	0.28	(d)	(0.55)	(0.27)	(0.24)	(2.16)
Year Ended July 31, 2018	$21.54	0.23		1.84	2.07	(0.23)	(1.38)
Year Ended July 31, 2017	$19.40	0.30		2.73	3.03	(0.31)	(0.58)
Year Ended July 31, 2016	$20.49	0.25		(0.31)	(0.06)	(0.25)	(0.78)
Year Ended July 31, 2015	$20.00	0.26	(d)	1.24	1.50	(0.28)	(0.73)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The expenses paid indirectly decreased the expense ratio by less than 0.01%.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Value Fund
Fund Shares
Six-Months Ended January 31, 2020 (unaudited)	(4.62)	$15.56	3.85%	0.96%		1.85%	0.96%		$916,872	19%
Year Ended July 31, 2019	(2.40)	$19.32	(0.11)%	0.96%		1.35%	0.96%		$940,515	108	%(f)
Year Ended July 31, 2018	(1.59)	$22.01	9.69%	0.99%		1.10%	0.99%		$1,007,712	29%
Year Ended July 31, 2017	(0.87)	$21.55	15.72%	1.08	%(e)	1.37%	1.08	%(e)	$936,630	27%
Year Ended July 31, 2016	(1.01)	$19.41	(0.14)%	1.11	%(e)	1.28%	1.11	%(e)	$807,052	20%
Year Ended July 31, 2015	(0.98)	$20.50	7.47%	1.09%		1.06%	1.09%		$960,925	30%
Institutional Shares
Six-Months Ended January 31, 2020 (unaudited)	(4.62)	$15.57	3.88%	0.88%		1.90%	0.89%		$256,008	19%
Year Ended July 31, 2019	(2.40)	$19.33	(0.02)%	0.88%		1.42%	0.88%		$222,701	108	%(f)
Year Ended July 31, 2018	(1.61)	$22.00	9.79%	0.91%		1.18%	0.91%		$640,281	29%
Year Ended July 31, 2017	(0.89)	$21.54	15.86%	0.98	%(e)	1.48%	0.98	%(e)	$591,384	27%
Year Ended July 31, 2016	(1.03)	$19.40	(0.04)%	0.98	%(e)	1.41%	0.98	%(e)	$522,721	20%
Year Ended July 31, 2015	(1.01)	$20.49	7.57%	0.98%		1.23%	0.98%		$299,990	30%

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Value Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	$19.24	0.15	(d)	0.67	0.82	(0.18)	(4.41)
Year Ended July 31, 2019	$21.91	0.20		(0.55)	(0.35)	(0.16)	(2.16)
Year Ended July 31, 2018	$21.46	0.15		1.83	1.98	(0.15)	(1.38)
Year Ended July 31, 2017	$19.32	0.23		2.72	2.95	(0.23)	(0.58)
Year Ended July 31, 2016	$20.43	0.17		(0.32)	(0.15)	(0.18)	(0.78)
Year Ended July 31, 2015	$19.94	0.17		1.26	1.43	(0.21)	(0.73)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two-year period beginning July 1, 2019, and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The expenses paid indirectly decreased the expense ratio by less than 0.01%.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Value Fund
Adviser Shares
Six-Months Ended January 31, 2020 (unaudited)	(4.59)	$15.47	3.67%	1.27%		1.58%	1.37%		$6,961	19%
Year Ended July 31, 2019	(2.32)	$19.24	(0.44)%	1.27	%(g)	1.03%	1.31%		$8,613	108	%(f)
Year Ended July 31, 2018	(1.53)	$21.91	9.41%	1.30%		0.79%	1.30%		$9,807	29%
Year Ended July 31, 2017	(0.81)	$21.46	15.46%	1.33	%(e)(h)	1.13%	1.38	%(e)	$9,626	27%
Year Ended July 31, 2016	(0.96)	$19.32	(0.52)%	1.42	%(e)	0.97%	1.42	%(e)	$8,767	20%
Year Ended July 31, 2015	(0.94)	$20.43	7.22%	1.34%		0.82%	1.34%		$9,269	30%

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares' average daily net assets.

(h)  Effective December 1, 2016, AMCO (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares' average daily net assets.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Value Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee") and, subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or the over-the-counter markets, are valued at the last sales price or official closing price. If there have been no sales for that day on the exchange

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations typically are categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations typically are categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations typically are categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$1,157,204	$—	$—	(a)	$1,157,204
Collateral for Securities Loaned	2,617	—	—		2,617
Total	$1,159,821	$—	$—		$1,159,821

(a)  Amount is less than $1 thousand.

For the six-months ended January 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$2,492	$—	$2,617

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, distribution and service 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six-months ended January 31, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S Government Securities
Purchases	Sales
$222,841	$249,548

There were no purchases and sales of U.S. government securities during the six-months ended January 31, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi annual reports may be viewed at usaa.com. As of January 31, 2020, certain USAA fund-of-funds owned total outstanding shares of the Fund:

USAA Cornerstone Conservative Fund	0.2%
USAA Cornerstone Equity Fund	0.8%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or "Adviser"), a New York corporation registered as an investment adviser with the Securities and

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment will be calculated monthly by comparing each class' performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of each class within the Lipper Multi-Cap Value Funds category.

The performance period for each share class will consist of the current month plus the previous number of months beginning July 1, 2019. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)[1]	Annual Adjustment Rate (in basis points)[1]
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1 Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six-months ended January 31, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares and 0.10% of average daily net assets of Institutional Shares, respectively. Amounts incurred are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred are reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Other Fees:

Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

The expense limits (excluding voluntary waivers) are 0.96%, 0.88%, and 1.27% for Fund Shares, Institutional Shares, and Adviser Shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of January 31, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

repaid to the Adviser during the six-months ended January 31, 2020, if any, are reflected on the Statement of Operations as "Expenses waived/reimbursed by Adviser."

Expires July 31, 2023
$21

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six-months ended January 31, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform Funds that utilize other investment strategies, such as growth.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund, if any, during the period is presented on the Statement of Operations under line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended January 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2020

  (Unaudited)

determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six-months ended January 31, 2020.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2020.

As of the most recent tax year ended July 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Event:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment and that occurred subsequent to year end may have a significant negative impact on the operations and profitability of the Funds' investments. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

25

USAA Mutual Funds Trust	Supplemental Information January 31, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Actual Ending Account Value 1/31/20	Hypothetical Ending Account Value 1/31/20	Actual Expenses Paid During Period 8/1/19- 1/31/20*	Hypothetical Expenses Paid During Period 8/1/19- 1/31/20*	Annualized Expense Ratio During Period 8/1/19- 1/31/20
Fund Shares	$1,000.00	$1,038.50	$1,020.31	$4.92	$4.88	0.96%
Institutional Shares	1,000.00	1,038.80	1,020.71	4.51	4.47	0.88%
Adviser Shares	1,000.00	1,036.70	1,018.75	6.50	6.44	1.27%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

40847-0320

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by the Adviser or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)                    Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Change in the registrant’s independent public accountant is attached hereto.

(b)                    Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	April 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	April 6, 2020

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	April 6, 2020